Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)
Argentina – 0.3%
Grupo Financiero Galicia S.A. ADR*	9,501	$479
Austria – 0.4%
Erste Group Bank A.G.	7,336	623
Brazil – 5.8%
Ambev S.A. ADR	684,368	1,649
Azzas 2154 S.A.	122,802	974
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP	16,400	361
Embraer S.A.	111,600	1,585
Embraer S.A. ADR	1,862	106
Localiza Rent a Car S.A.*	111,300	836
MercadoLibre, Inc.*	302	789
Petroleo Brasileiro S.A. - Petrobras ADR	74,700	935
TIM S.A.	112,800	454
TOTVS S.A.*	149,900	1,167
Vale S.A. ADR	82,700	803
WEG S.A.	3,500	28
		9,687
Chile – 0.4%
Antofagasta PLC	24,700	614
China – 18.4%
Alibaba Group Holding Ltd. ADR	8,600	975
Alibaba Group Holding Ltd., Class W	129,300	1,835
Bosideng International Holdings Ltd.	246,000	146
BYD Co. Ltd., Class H	50,700	794
China Construction Bank Corp., Class H	2,253,000	2,276
China Life Insurance Co. Ltd., Class H	828,000	1,993
China Merchants Bank Co. Ltd., Class H	32,700	229
Eastroc Beverage Group Co. Ltd., Class A	16,800	736
Full Truck Alliance Co. Ltd. ADR	68,200	805
Gambol Pet Group Co. Ltd., Class A	33,600	513
Giant Biogene Holding Co. Ltd.	15,800	116
Haier Smart Home Co. Ltd., Class A	212,653	735
Hansoh Pharmaceutical Group Co. Ltd.	304,000	1,154
Laopu Gold Co. Ltd., Class H	5,610	719
Meituan, Class B*	52,420	839
NetEase, Inc. ADR	846	114
PDD Holdings, Inc. ADR*	11,400	1,193
PICC Property & Casualty Co. Ltd., Class H	350,000	679
Pop Mart International Group Ltd.	48,800	1,658
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
China – 18.4%continued
Prosus N.V.*	5,978	$335
Shangri-La Asia Ltd.	424,000	231
TAL Education Group ADR*	56,600	579
Tencent Holdings Ltd.	133,950	8,603
Topsports International Holdings Ltd.	664,956	260
Trip.com Group Ltd. ADR	685	40
Want Want China Holdings Ltd.	1,070,740	748
WuXi AppTec Co. Ltd., Class H	113,400	1,139
Xiaomi Corp., Class B*	173,600	1,338
		30,782
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	661,567	1,124
Germany – 0.1%
Siemens Energy A.G.*	1,217	141
Greece – 2.2%
Eurobank Ergasias Services and Holdings S.A.	581,600	2,003
National Bank of Greece S.A.	56,309	720
OPAP S.A.	20,710	470
Piraeus Financial Holdings S.A.	57,284	398
		3,591
Hong Kong – 0.7%
AIA Group Ltd.	52,000	468
Hong Kong Exchanges & Clearing Ltd.	12,150	650
		1,118
Hungary – 1.0%
OTP Bank Nyrt.	20,559	1,642
Richter Gedeon Nyrt.	2,900	86
		1,728
India – 13.7%
ABB India Ltd.	778	55
Bajaj Finance Ltd.	68,280	746
Bharat Electronics Ltd.	199,067	979
Bharti Airtel Ltd.	32,991	774
BSE Ltd.	8,926	289
Central Depository Services India Ltd.	3,144	66
Cipla Ltd.	2,656	47
Dixon Technologies India Ltd.	2,040	357
DLF Ltd.	69,724	681
GE Vernova T&D India Ltd.	2,177	60
HDFC Bank Ltd.	210,365	4,908
Hero MotoCorp Ltd.	45,539	2,251
NORTHERN FUNDS QUARTERLY REPORT  0 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
India – 13.7%continued
ICICI Bank Ltd.	151,580	$2,552
Indian Hotels (The) Co. Ltd.	49,535	441
JK Cement Ltd.	10,700	768
Kfin Technologies Ltd.	4,428	70
Larsen & Toubro Ltd.	24,800	1,062
Macrotech Developers Ltd.	27,841	451
Mahindra & Mahindra Ltd.	20,960	778
MakeMyTrip Ltd.*	3,832	376
Max Healthcare Institute Ltd.	40,816	608
PB Fintech Ltd.*	5,856	124
Power Finance Corp. Ltd.	10,447	52
Reliance Industries Ltd.	21,397	374
Siemens Energy India Ltd.*	671	23
Siemens Ltd.	671	25
Tata Consultancy Services Ltd.	91,390	3,691
TVS Motor Co. Ltd.	6,165	210
Varun Beverages Ltd.	17,669	94
		22,912
Indonesia – 1.3%
Astra International Tbk PT	3,961,354	1,098
Bank Central Asia Tbk PT	307,200	165
Telkom Indonesia Persero Tbk PT	5,771,200	989
		2,252
Italy – 0.2%
Coca-Cola HBC A.G. - CDI*	3,273	170
Ferrari N.V.	119	58
PRADA S.p.A.	8,100	50
		278
Malaysia – 0.3%
CIMB Group Holdings Bhd.	346,600	566
Mexico – 6.0%
America Movil S.A.B. de C.V. ADR	129,066	2,315
Cemex S.A.B. de C.V. ADR	106,200	736
Coca-Cola Femsa S.A.B. de C.V. ADR	2,148	208
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,300	752
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,000	92
Grupo Financiero Banorte S.A.B. de C.V., Class O	165,122	1,515
Southern Copper Corp.	954	97
Wal-Mart de Mexico S.A.B. de C.V.	1,311,775	4,340
		10,055
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Netherlands – 0.1%
ASM International N.V.	365	$234
Peru – 3.0%
Cia de Minas Buenaventura S.A.A. ADR	72,187	1,185
Credicorp Ltd.	17,279	3,862
		5,047
Philippines – 0.2%
BDO Unibank, Inc.	66,968	182
International Container Terminal Services, Inc.	26,500	194
		376
Poland – 0.7%
Dino Polska S.A.*	1,593	233
Powszechna Kasa Oszczednosci Bank Polski S.A.	41,755	873
		1,106
Saudi Arabia – 0.6%
Al Rajhi Bank	16,643	421
Dr. Sulaiman Al Habib Medical Services Group Co.	2,321	168
Elm Co.	754	202
Etihad Etisalat Co.	9,446	149
Riyadh Cables Group Co.	1,310	49
		989
Singapore – 0.8%
DBS Group Holdings Ltd.	4,400	156
Grab Holdings Ltd., Class A*	26,700	134
Sea Ltd. ADR*	6,297	1,007
		1,297
South Africa – 5.9%
Bid Corp. Ltd.	45,852	1,212
Bidvest Group Ltd.	129,230	1,709
Clicks Group Ltd.	5,112	107
FirstRand Ltd.	123,700	530
Gold Fields Ltd.	10,873	258
Impala Platinum Holdings Ltd.*	25,495	229
MTN Group Ltd.	126,100	1,002
Standard Bank Group Ltd.	98,167	1,266
Truworths International Ltd.	184,881	748
Valterra Platinum Ltd.	62,284	2,783
		9,844
South Korea – 11.4%
Amorepacific Corp.	8,353	846
EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
South Korea – 11.4%continued
Coupang, Inc.*	4,900	$147
Hanwha Aerospace Co. Ltd.	1,554	977
HD Hyundai Electric Co. Ltd.	597	224
HD Hyundai Heavy Industries Co. Ltd.*	2,253	715
HD Hyundai Marine Solution Co. Ltd.	2,807	428
Hyundai Mobis Co. Ltd.	3,880	823
Hyundai Motor Co.	16,052	2,413
Hyundai Rotem Co. Ltd.	12,225	1,780
KB Financial Group, Inc.	1,581	130
KT Corp.	1,755	72
NAVER Corp.	1,125	218
NCSoft Corp.	6,817	1,043
Samsung Biologics Co. Ltd.*	771	567
Samsung Electronics Co. Ltd.	140,375	6,224
Samyang Foods Co. Ltd.	209	216
SK Hynix, Inc.	10,424	2,258
		19,081
Switzerland – 0.0%
Cie Financiere Richemont S.A., Class A (Registered)	145	27
Taiwan – 11.8%
Accton Technology Corp.	30,270	753
ASPEED Technology, Inc.	2,930	474
Eclat Textile Co. Ltd.*	65,000	913
Elite Material Co. Ltd.	4,800	144
Fubon Financial Holding Co. Ltd.	107,200	320
Globalwafers Co. Ltd.	74,000	760
Hiwin Technologies Corp.	87,000	622
Hon Hai Precision Industry Co. Ltd.	465,796	2,554
MediaTek, Inc.	34,200	1,456
Taiwan Semiconductor Manufacturing Co. Ltd.	312,500	11,283
Yageo Corp.	29,000	479
		19,758
Thailand – 0.6%
Advanced Info Service PCL NVDR	35,400	303
CP ALL PCL (Registered)	577,000	781
		1,084
Turkey – 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	41,284	157
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Turkey – 0.4%continued
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	189,546	$446
BIM Birlesik Magazalar A.S.	2,201	27
		630
United Arab Emirates – 4.1%
Abu Dhabi Commercial Bank PJSC	32,295	118
Adnoc Gas PLC	890,000	829
Aldar Properties PJSC	200,066	486
Emaar Properties PJSC	1,289,245	4,775
Parkin Co. PJSC	83,655	148
Salik Co. PJSC	282,136	465
		6,821
United Kingdom – 0.9%
Anglogold Ashanti PLC	25,100	1,144
Coca-Cola Europacific Partners PLC	820	76
HSBC Holdings PLC	19,064	231
		1,451
United States – 1.7%
Meta Platforms, Inc., Class A	227	168
Netflix, Inc.*	197	264
Philip Morris International, Inc.	980	178
Spotify Technology S.A.*	414	318
Tenaris S.A. ADR	49,305	1,844
		2,772
Total Common Stocks
(Cost $122,412)		156,467

PREFERRED STOCKS – 2.9% (1)
Brazil – 2.9%
Banco Bradesco S.A.*	103,000	319
Gerdau S.A. ADR, 2.90%(2)	265,900	776
Itau Unibanco Holding S.A., 3.08%(2)	165,080	1,120
Itau Unibanco Holding S.A. ADR, 3.66%(2)	395,380	2,685
		4,900
Total Preferred Stocks
(Cost $3,753)		4,900

NORTHERN FUNDS QUARTERLY REPORT  2 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
South Korea – 0.0%
Hanwha Aerospace Co. Ltd.*	128	$26
Total Rights
(Cost $—)		26

INVESTMENT COMPANIES – 3.2%
iShares Core S&P 500 ETF	2,500	1,552
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(3) (4)	3,836,227	3,836
Total Investment Companies
(Cost $5,250)		5,388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(5) (6)	$111	$109
Total Short-Term Investments
(Cost $109)		109

Total Investments – 99.9%
(Cost $131,524)		166,890
Other Assets less Liabilities – 0.1%		166
Net Assets – 100.0%		$167,056

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2025 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	43	$2,652	Long	9/25	$84
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	22.8%
Information Technology	19.8
Consumer Discretionary	13.3
Communication Services	10.6
Industrials	9.0
Consumer Staples	7.8
Materials	5.6
Real Estate	3.8
Energy	2.4
Health Care	2.2
Utilities	0.2
Short-Term Investments	2.4
Total Investments	99.9
Other Assets less Liabilities	0.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$479	$—	$—	$479
Brazil	9,687	—	—	9,687
China	3,706	27,076	—	30,782
Egypt	1,124	—	—	1,124
India	399	22,513	—	22,912
Italy	58	220	—	278
Mexico	10,055	—	—	10,055
Peru	5,047	—	—	5,047
Philippines	182	194	—	376
Singapore	1,141	156	—	1,297
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
South Korea	$147	$18,934	$—	$19,081
United Kingdom	1,220	231	—	1,451
United States	2,772	—	—	2,772
All Other Countries(1)	—	51,126	—	51,126
Total Common Stocks	36,017	120,450	—	156,467
Preferred Stocks	4,900	—	—	4,900
Rights	—	26	—	26
Investment Companies	5,388	—	—	5,388
Short-Term Investments	—	109	—	109
Total Investments	$46,305	$120,585	$—	$166,890
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$84	$—	$—	$84

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,733	$24,097	$24,994	$53	$3,836	3,836,227
NORTHERN FUNDS QUARTERLY REPORT  4 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)
Australia – 1.1%
AGL Energy Ltd.	32,367	$208
AMP Ltd.	298,495	248
Aristocrat Leisure Ltd.	11,825	507
Bendigo & Adelaide Bank Ltd.	36,880	307
Charter Hall Group	26,703	337
Glencore PLC*	49,466	193
JB Hi-Fi Ltd.	7,079	514
Magellan Financial Group Ltd.	44,935	253
Medibank Pvt Ltd.	136,706	455
OceanaGold Corp.	43,004	607
Orica Ltd.	22,151	284
Paladin Energy Ltd.*	43,384	231
Ramelius Resources Ltd.†	319,248	538
Rio Tinto Ltd.	3,210	226
Sandfire Resources Ltd.*	42,985	319
Technology One Ltd.	12,450	336
Ventia Services Group Pty. Ltd.	107,266	366
		5,929
Austria – 0.6%
ams-OSRAM A.G.*	18,620	251
Erste Group Bank A.G.	23,400	1,989
Mondi PLC	64,047	1,046
		3,286
Belgium – 1.0%
Ageas S.A./N.V.	19,539	1,319
Anheuser-Busch InBev S.A./N.V.	29,749	2,045
Colruyt Group N.V	6,014	260
KBC Group N.V.	7,859	809
Proximus S.A.DP	40,258	392
Syensqo S.A.	10,954	848
		5,673
Brazil – 2.0%
Ambev S.A.	467,025	1,142
Lojas Renner S.A.*	246,846	892
MercadoLibre, Inc.*	1,434	3,748
Natura & Co. Holding S.A.*	290,798	592
NU Holdings Ltd., Class A*	199,153	2,732
Telefonica Brasil S.A.*	248,242	1,416
Ultrapar Participacoes S.A.	131,347	425
		10,947
Canada – 3.6%
AtkinsRealis Group, Inc.	5,178	363
Barrick Mining Corp.	100,019	2,082
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Canada – 3.6%continued
Boardwalk Real Estate Investment Trust	7,384	$380
Bombardier, Inc., Class B*	3,970	346
Boralex, Inc., Class A	10,882	253
Canadian Natural Resources Ltd.	65,184	2,049
Canadian Pacific Kansas City Ltd.	47,128	3,736
Canadian Pacific Kansas City Ltd.	34,627	2,751
Canadian Tire Corp. Ltd., Class A	3,285	447
Celestica, Inc.*	8,525	1,332
Constellation Software, Inc.	233	854
Dundee Precious Metals, Inc.	47,445	762
EQB, Inc.	3,603	274
Finning International, Inc.	12,726	544
Gildan Activewear, Inc.	5,018	247
Headwater Exploration, Inc.	59,354	293
Kinaxis, Inc.*	2,065	307
Loblaw Cos. Ltd.	1,457	241
Lundin Gold, Inc.	6,606	349
Methanex Corp.	6,495	215
NuVista Energy Ltd.*	27,367	301
Royal Bank of Canada	2,010	265
Secure Waste Infrastructure Corp.	24,814	284
Stantec, Inc.	6,462	703
Vermilion Energy, Inc.†	34,389	251
Whitecap Resources, Inc.	63,536	427
		20,056
China – 1.7%
Alibaba Group Holding Ltd., Class W	35,161	499
Baidu, Inc., Class A*	85,379	910
BOC Aviation Ltd.	56,600	469
China Mengniu Dairy Co. Ltd.	212,850	437
Meituan, Class B*	186,300	2,982
Tencent Holdings Ltd.	63,700	4,091
		9,388
Denmark – 1.4%
Ascendis Pharma A/S ADR*	1,593	275
Bavarian Nordic A/S*	10,578	282
FLSmidth & Co. A/S	3,760	230
ISS A/S	9,475	265
Jyske Bank A/S (Registered)	3,820	387
Netcompany Group A/S*	5,075	216
Novo Nordisk A/S, Class B	68,480	4,778
Pandora A/S	2,146	377
EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Denmark – 1.4%continued
ROCKWOOL A/S, Class B	7,803	$365
Tryg A/S	27,784	718
		7,893
Finland – 0.5%
Konecranes OYJ	6,972	554
Nokia OYJ	247,086	1,278
Nordea Bank Abp	43,083	641
Orion OYJ, Class B	5,889	443
		2,916
France – 8.8%
Accor S.A.	7,099	371
Alstom S.A.*	182,421	4,265
Arkema S.A.	11,185	826
AXA S.A.	81,721	4,017
BNP Paribas S.A.	50,690	4,566
Capgemini S.E.	10,206	1,747
Carrefour S.A.	72,370	1,020
Cie de Saint-Gobain S.A.	33,805	3,977
Eiffage S.A.	3,836	539
Elis S.A.	17,306	497
Engie S.A.	96,590	2,275
FDJ UNITED	8,040	315
Ipsen S.A.	2,016	240
Kering S.A.	20,763	4,529
Klepierre S.A.	14,755	585
Orange S.A.	134,609	2,055
Renault S.A.	24,299	1,121
Safran S.A.	18,645	6,072
Societe Generale S.A.	80,152	4,593
Sopra Steria Group	1,860	454
SPIE S.A.	11,306	636
Technip Energies N.V.	11,583	488
Teleperformance S.E.	2,128	207
TotalEnergies S.E.	41,167	2,532
Valeo S.E.	46,382	509
Vinci S.A.	3,574	528
Virbac S.A.CA	528	199
		49,163
Germany – 7.7%
Allianz S.E. (Registered)	530	215
BASF S.E.	29,038	1,432
Bechtle A.G.	5,893	276
Bilfinger S.E.	3,362	324
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Germany – 7.7%continued
Brenntag S.E.	4,998	$331
Continental A.G.	10,281	897
CTS Eventim A.G. & Co. KGaA	3,812	475
Daimler Truck Holding A.G.	32,819	1,553
Deutsche Bank A.G. (Registered)	42,251	1,254
Deutsche Boerse A.G.	8,518	2,780
Deutsche Telekom A.G. (Registered)	55,882	2,046
E.ON S.E.	49,967	920
Evonik Industries A.G.	56,256	1,160
Freenet A.G.	11,903	389
Fresenius S.E. & Co. KGaA	45,555	2,291
Heidelberg Materials A.G.	2,120	498
Infineon Technologies A.G.	63,322	2,694
Mercedes-Benz Group A.G.	9,119	534
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	321	208
Nordex S.E.*	12,774	253
Rheinmetall A.G.	1,221	2,583
RTL Group S.A.†	8,659	379
SAP S.E.	28,348	8,623
Scout24 S.E.	4,135	570
Siemens Energy A.G.*	78,566	9,079
SUSS MicroTec S.E.	5,193	285
TAG Immobilien A.G.	28,583	508
TeamViewer S.E.*	19,761	223
TUI A.G.*	40,209	351
Zalando S.E.*	8,425	277
		43,408
Guatemala – 0.1%
Millicom International Cellular S.A.	9,858	369
Hong Kong – 1.3%
AIA Group Ltd.	38,000	342
ASMPT Ltd.	71,756	526
CK Asset Holdings Ltd.	180,720	798
HKT Trust & HKT Ltd.	355,000	530
Kerry Properties Ltd.	73,000	188
Prudential PLC	312,636	3,925
United Laboratories International Holdings (The) Ltd.	228,000	437
WH Group Ltd.(2)	851,318	820
		7,566
NORTHERN FUNDS QUARTERLY REPORT  6 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
India – 0.7%
Canara Bank	400,016	$533
ICICI Bank Ltd. ADR	96,287	3,239
		3,772
Indonesia – 0.1%
Bank Negara Indonesia Persero Tbk PT	1,968,991	502
Ireland – 0.7%
AIB Group PLC	451	4
AIB Group PLC	139,802	1,152
AIB Group PLC	46,675	374
Bank of Ireland Group PLC	103,286	1,477
Cairn Homes PLC	90,767	229
Glanbia PLC	42,627	628
		3,864
Israel – 0.2%
Bank Leumi Le-Israel B.M.	35,150	654
Nice Ltd.*	2,800	475
		1,129
Italy – 3.9%
Azimut Holding S.p.A.	9,840	315
Banca Monte dei Paschi di Siena S.p.A.	45,533	388
BPER Banca SPA	206,104	1,874
Brunello Cucinelli S.p.A.	1,761	214
Buzzi S.p.A.	11,477	637
Coca-Cola HBC A.G. - CDI*	12,499	649
De' Longhi S.p.A.	7,208	242
DiaSorin S.p.A.	1,991	213
Enel S.p.A.	245,726	2,332
Eni S.p.A.	129,870	2,104
Ferrari N.V.	5,861	2,874
Iren S.p.A.	92,802	287
Iveco Group N.V.	14,791	291
Lottomatica Group Spa	13,392	372
Maire S.p.A.	20,269	268
Prysmian S.p.A.	12,530	884
Recordati Industria Chimica e Farmaceutica S.p.A.	8,112	510
Reply S.p.A.	2,220	383
UniCredit S.p.A.	103,117	6,916
		21,753
Ivory Coast – 0.2%
Endeavour Mining PLC	32,450	1,001
Japan – 13.7%
ABC-Mart, Inc.	13,000	267
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Japan – 13.7%continued
Alfresa Holdings Corp.	27,953	$382
Alps Alpine Co. Ltd.	22,519	242
Amada Co. Ltd.	32,850	358
Anritsu Corp.	21,600	279
Anycolor, Inc.	11,000	399
Asahi Group Holdings Ltd.	45,900	614
Azbil Corp.	29,900	284
BIPROGY, Inc.	25,300	1,056
Chiba Bank (The) Ltd.	135,220	1,246
Chugai Pharmaceutical Co. Ltd.	11,600	606
Credit Saison Co. Ltd.	19,900	536
Daicel Corp.	34,000	284
Daido Steel Co. Ltd.	24,100	166
Dai-ichi Life Holdings, Inc.	47,566	360
Dentsu Group, Inc.	43,600	967
Dentsu Soken, Inc.	5,000	233
Ebara Corp.	17,800	341
Eisai Co. Ltd.	12,226	351
ENEOS Holdings, Inc.	69,000	341
FANUC Corp.	86,700	2,358
Food & Life Cos. Ltd.	7,700	375
Fuji Corp.	14,100	262
Fujitsu Ltd.	28,100	683
Fuyo General Lease Co. Ltd.	8,100	219
GS Yuasa Corp.	18,100	337
Hakuhodo DY Holdings, Inc.	51,100	424
Hino Motors Ltd.*	68,704	171
Hitachi Ltd.	6,700	194
Honda Motor Co. Ltd.	157,142	1,515
Horiba Ltd.	9,380	730
Ibiden Co. Ltd.	5,600	245
INFRONEER Holdings, Inc.	27,900	234
Invincible Investment Corp.	609	262
Isuzu Motors Ltd.	10,191	129
Japan Airlines Co. Ltd.	28,053	571
Japan Post Insurance Co. Ltd.	49,750	1,122
JGC Holdings Corp.	46,720	405
Kanadevia Corp.	26,800	181
Kandenko Co. Ltd.	16,900	391
Kaneka Corp.	6,200	171
KDX Realty Investment Corp.	141	153
Kinden Corp.	9,600	283
Kirin Holdings Co. Ltd.	23,743	332
Koito Manufacturing Co. Ltd.	65,850	785
EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Japan – 13.7%continued
Kubota Corp.	105,330	$1,181
Kyoritsu Maintenance Co. Ltd.	9,600	235
Lion Corp.	16,300	169
Makita Corp.	1,977	61
Mebuki Financial Group, Inc.	99,000	514
Meidensha Corp.	6,400	240
Mitsubishi Estate Co. Ltd.	78,510	1,469
Mitsubishi Gas Chemical Co., Inc.	35,010	537
Mitsubishi Heavy Industries Ltd.	257,300	6,448
Mitsubishi UFJ Financial Group, Inc.	58,900	806
Mitsui Fudosan Co. Ltd.	69,800	674
Mitsui Mining & Smelting Co. Ltd.	7,600	265
Morinaga Milk Industry Co. Ltd.	10,900	245
Murata Manufacturing Co. Ltd.	117,200	1,734
NHK Spring Co. Ltd.	27,000	294
Nikon Corp.	34,666	355
Nintendo Co. Ltd.	45,900	4,403
Nippon Accommodations Fund, Inc.	198	162
Nippon Electric Glass Co. Ltd.	10,400	247
NIPPON EXPRESS HOLDINGS, Inc.	14,200	284
Nippon Television Holdings, Inc.	23,622	548
Nissan Motor Co. Ltd.*	235,218	571
Nissui Corp.	52,200	317
Nitto Boseki Co. Ltd.	8,500	359
Nomura Research Institute Ltd.	11,900	478
Obic Co. Ltd.	13,700	534
Ono Pharmaceutical Co. Ltd.	21,208	230
Open House Group Co. Ltd.	12,100	548
PAL GROUP Holdings Co. Ltd.	9,000	225
Park24 Co. Ltd.	20,600	265
Persol Holdings Co. Ltd.	680,810	1,327
Renesas Electronics Corp.	285,700	3,516
Resona Holdings, Inc.	176,127	1,617
Resorttrust, Inc.	25,100	307
Rinnai Corp.	22,858	567
Rohm Co. Ltd.	81,588	1,040
Round One Corp.	50,500	513
Sankyo Co. Ltd.	30,600	566
Sankyu, Inc.	4,600	246
Santen Pharmaceutical Co. Ltd.	30,400	349
Sanwa Holdings Corp.	21,100	700
Sawai Group Holdings Co. Ltd.	20,600	262
Secom Co. Ltd.	6,500	234
Sega Sammy Holdings, Inc.	19,330	464
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Japan – 13.7%continued
SMC Corp.	6,600	$2,377
Sompo Holdings, Inc.	37,900	1,135
Sony Group Corp.	30,000	782
Stanley Electric Co. Ltd.	27,609	546
Subaru Corp.	47,212	820
Sumitomo Bakelite Co. Ltd.	8,400	242
Sumitomo Forestry Co. Ltd.†	18,000	182
Sumitomo Heavy Industries Ltd.	20,063	411
Sumitomo Mitsui Financial Group, Inc.	36,700	920
Sumitomo Mitsui Trust Group, Inc.	64,374	1,706
Sumitomo Rubber Industries Ltd.	36,317	411
SWCC Corp.	5,700	298
T&D Holdings, Inc.	93,041	2,035
Taiheiyo Cement Corp.	21,311	528
Takeda Pharmaceutical Co. Ltd.	28,242	872
TechnoPro Holdings, Inc.	12,300	359
THK Co. Ltd.	15,356	409
Tohoku Electric Power Co., Inc.	25,800	188
Tokyo Ohka Kogyo Co. Ltd.	11,800	342
Tokyo Seimitsu Co. Ltd.	5,700	378
Tokyo Tatemono Co. Ltd.	16,300	290
Tokyu Fudosan Holdings Corp.	47,500	340
Toyo Suisan Kaisha Ltd.	11,900	790
Toyo Tire Corp.	16,600	350
Toyoda Gosei Co. Ltd.	15,000	295
Tsumura & Co.	8,600	208
Tsuruha Holdings, Inc.	9,657	754
Yamaguchi Financial Group, Inc.	34,000	365
Yamato Holdings Co. Ltd.	52,200	700
		76,983
Luxembourg – 0.2%
ArcelorMittal S.A.	41,344	1,307
Macau – 0.1%
MGM China Holdings Ltd.	181,600	297
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,369,739	1,226
Fresnillo PLC	26,314	520
		1,746
Netherlands – 5.5%
ABN AMRO Bank N.V. - C.V.A.	71,156	1,948
Adyen N.V.*	2,108	3,871
Akzo Nobel N.V.	37,715	2,639
ASM International N.V.	4,252	2,722
NORTHERN FUNDS QUARTERLY REPORT  8 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Netherlands – 5.5%continued
ASML Holding N.V.	575	$460
ASML Holding N.V. (Registered)	4,234	3,393
ASR Nederland N.V.	6,791	451
BE Semiconductor Industries N.V.	2,501	374
Euronext N.V.	8,014	1,371
Heineken N.V.	19,095	1,672
ING Groep N.V.	152,243	3,341
Koninklijke Ahold Delhaize N.V.	12,823	536
Koninklijke KPN N.V.	109,499	535
Koninklijke Philips N.V.	144,469	3,469
NN Group N.V.	39,718	2,640
Randstad N.V.	21,064	973
Wolters Kluwer N.V.	4,370	731
		31,126
Norway – 0.1%
Norsk Hydro ASA	19,857	113
Salmar ASA	4,154	180
		293
Pakistan – 0.1%
VEON Ltd. ADR*	6,297	290
Portugal – 0.0%
Jeronimo Martins SGPS S.A.	5,370	136
Russia – 0.0%
Gazprom PJSC ADR(3) (4) *	54,380	—
LUKOIL PJSC ADR(3) (4) *	4,766	—
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—
Sberbank of Russia PJSC(3) (4)	186,456	—
		—
Singapore – 1.9%
DBS Group Holdings Ltd.	10,300	364
Keppel DC REIT	187,000	343
Oversea-Chinese Banking Corp. Ltd.	60,700	779
Sea Ltd. ADR*	45,796	7,325
Sembcorp Industries Ltd.	89,200	481
Singapore Exchange Ltd.	35,200	412
United Overseas Bank Ltd.	42,900	1,215
		10,919
South Africa – 0.4%
Anglo American PLC	21,173	625
MTN Group Ltd.	141,217	1,122
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
South Africa – 0.4%continued
Old Mutual Ltd.	803,824	$550
Valterra Platinum Ltd.	2,460	108
		2,405
South Korea – 4.0%
Classys, Inc.	9,382	436
Coupang, Inc.*	134,422	4,027
Coway Co. Ltd.	7,494	538
E-MART, Inc.	3,482	220
Hankook Tire & Technology Co. Ltd.	9,467	278
Hugel, Inc.*	1,074	309
Hyosung Heavy Industries Corp.	875	579
Hyundai Mobis Co. Ltd.	5,631	1,195
Hyundai Rotem Co. Ltd.	3,999	582
IsuPetasys Co. Ltd.	6,698	260
KB Financial Group, Inc.	18,720	1,538
Kolmar Korea Co. Ltd.*	3,968	293
Korea Electric Power Corp.	18,170	526
KT Corp. ADR	56,689	1,178
LEENO Industrial, Inc.	6,255	236
PharmaResearch Co. Ltd.	1,466	536
Poongsan Corp.	6,103	581
Samsung E&A Co. Ltd.	11,208	183
Samsung Electronics Co. Ltd.	92,666	4,108
Samsung Fire & Marine Insurance Co. Ltd.	1,778	572
Shinhan Financial Group Co. Ltd.	64,499	2,934
Silicon2 Co. Ltd.*	7,104	325
SK Telecom Co. Ltd.	24,282	1,020
SOOP Co. Ltd.	3,094	209
		22,663
Spain – 0.7%
Amadeus IT Group S.A.	7,410	627
Bankinter S.A.	57,829	755
Indra Sistemas S.A.†	15,258	664
Industria de Diseno Textil S.A.	12,973	676
Logista Integral S.A.	8,736	286
Mapfre S.A.	125,007	511
Merlin Properties Socimi S.A.	35,475	465
		3,984
Sweden – 0.9%
Avanza Bank Holding AB	13,861	470
Billerud Aktiebolag	32,360	336
Hexagon AB, Class B	61,925	622
EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Sweden – 0.9%continued
Loomis AB	6,940	$292
NCC AB, Class B	13,790	257
SKF AB, Class B	57,099	1,312
Storskogen Group AB, Class B	184,513	220
Telefonaktiebolaget LM Ericsson, Class B	143,379	1,229
Wihlborgs Fastigheter AB	32,094	349
		5,087
Switzerland – 2.1%
ABB Ltd. (Registered)	9,913	593
Accelleron Industries A.G.	6,453	455
Adecco Group A.G. (Registered)	24,010	714
Avolta A.G.*	5,348	291
Belimo Holding A.G., (Registered)	262	268
BKW A.G.	1,123	246
Bucher Industries A.G. (Registered)	461	230
DKSH Holding A.G.	3,392	264
Flughafen Zurich A.G. (Registered)	827	236
Galenica A.G.	7,803	855
Julius Baer Group Ltd.	1,494	101
Logitech International S.A. (Registered)	2,047	185
PSP Swiss Property A.G. (Registered)	3,321	613
Siegfried Holding A.G. (Registered)*	2,340	264
Sulzer A.G. (Registered)	3,019	547
Swatch Group (The) A.G. (Bearer)	5,285	862
Swissquote Group Holding S.A. (Registered)	1,569	891
Temenos A.G. (Registered)	3,168	227
UBS Group A.G. (Registered)	122,813	4,173
		12,015
Taiwan – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	6,860
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,982	902
		7,762
Thailand – 0.3%
Kasikornbank PCL (Registered)	173,994	824
Kasikornbank PCL NVDR	169,177	799
		1,623
Turkey – 0.0%
Coca-Cola Icecek A.S.	77,490	96
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United Kingdom – 15.6%
3i Group PLC	83,921	$4,747
AstraZeneca PLC	47,125	6,572
Auto Trader Group PLC	34,335	389
Babcock International Group PLC	55,117	868
BAE Systems PLC	315,930	8,179
Balfour Beatty PLC	57,347	411
Barclays PLC	823,646	3,815
Barratt Redrow PLC	63,282	396
Beazley PLC	45,994	590
Berkeley Group Holdings PLC	16,836	893
British American Tobacco PLC	100,336	4,748
British Land (The) Co. PLC	185,105	957
BT Group PLC	603,735	1,606
Bunzl PLC	6,087	194
Burberry Group PLC*	50,528	822
CK Hutchison Holdings Ltd.	146,211	903
Compass Group PLC	101,063	3,423
Computacenter PLC	5,938	196
ConvaTec Group PLC	96,299	381
Cranswick PLC	4,141	304
Croda International PLC	802	32
Currys PLC*	192,835	322
DCC PLC	3,015	196
Diageo PLC	84,397	2,123
Drax Group PLC	29,201	278
easyJet PLC	194,029	1,418
Harbour Energy PLC	125,987	339
Hikma Pharmaceuticals PLC	27,039	738
IG Group Holdings PLC	51,207	748
IMI PLC	10,097	290
Inchcape PLC	24,557	245
Informa PLC	53,483	592
Intermediate Capital Group PLC	12,073	320
Investec PLC	41,694	312
J Sainsbury PLC	127,817	509
JET2 PLC	12,584	319
Kingfisher PLC	384,716	1,537
Land Securities Group PLC	101,633	881
London Stock Exchange Group PLC	5,517	806
LondonMetric Property PLC	107,092	299
National Grid PLC	132,096	1,931
NatWest Group PLC	182,338	1,280
Nomad Foods Ltd.	13,299	226
OSB Group PLC	40,887	293
NORTHERN FUNDS QUARTERLY REPORT  10 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United Kingdom – 15.6%continued
Pearson PLC	47,641	$701
Reckitt Benckiser Group PLC	79,745	5,425
RELX PLC	23,110	1,254
RELX PLC	21,371	1,156
Rightmove PLC	23,459	254
Rolls-Royce Holdings PLC	876,399	11,644
Segro PLC	108,144	1,009
Smith & Nephew PLC	73,568	1,124
Smiths Group PLC	10,146	313
Softcat PLC	12,197	288
St. James's Place PLC	28,196	458
Standard Chartered PLC	243,860	4,041
Tate & Lyle PLC	88,191	625
Tesco PLC	213,178	1,174
Trainline PLC*	49,887	191
Tritax Big Box REIT PLC	152,006	308
Weir Group (The) PLC	7,302	250
WPP PLC	157,555	1,101
		87,744
United States – 10.8%
Amdocs Ltd.	2,522	230
Aon PLC, Class A	5,724	2,042
Arch Capital Group Ltd.	36,987	3,368
Atlassian Corp., Class A*	9,778	1,986
Booking Holdings, Inc.	35	203
BP PLC	825,158	4,116
Carnival Corp.*	81,553	2,293
Experian PLC	51,001	2,628
GSK PLC	244,930	4,669
Haleon PLC	89,803	462
IMAX Corp.*	13,845	387
Linde PLC	5,660	2,655
MDA Space Ltd.*	10,131	261
Monday.com Ltd.*	10,655	3,351
Nestle S.A. (Registered)	1,763	175
Novartis A.G. (Registered)	25,660	3,104
Philip Morris International, Inc.	37,546	6,838
Roche Holding A.G. (Genusschein)	9,512	3,110
Sanofi S.A.	20,290	1,963
Schneider Electric S.E.	3,135	836
Shell PLC	135,635	4,753
Smurfit WestRock PLC	19,137	826
Spotify Technology S.A.*	9,124	7,001
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 10.8%continued
STERIS PLC	5,901	$1,417
Waste Connections, Inc.	11,584	2,163
		60,837
Total Common Stocks
(Cost $384,565)		525,928

PREFERRED STOCKS – 0.8% (1)
Brazil – 0.4%
Banco Bradesco S.A. ADR*	626,753	1,937
Raizen S.A., 0.61%(5)	1,015,271	308
		2,245
Germany – 0.4%
Henkel A.G. & Co. KGaA, 3.06%(5)	7,704	605
Jungheinrich A.G., 2.01%(5)	7,369	347
Volkswagen A.G., 7.11%(5)	14,405	1,521
		2,473
Total Preferred Stocks
(Cost $4,677)		4,718

INVESTMENT COMPANIES – 3.7%
iShares Core MSCI EAFE ETF	8,802	735
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(6) (7) (8)	817,500	818
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(6) (7)	18,716,014	18,716
Vanguard FTSE Developed Markets ETF	14,506	827
Total Investment Companies
(Cost $21,014)		21,096

EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.13%, 11/28/25(9) (10)	$389	$382
Total Short-Term Investments
(Cost $382)		382

Total Investments – 98.3%
(Cost $410,638)		552,124
Other Assets less Liabilities – 1.7%		9,398
Net Assets – 100.0%		$561,522

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of this security amounted to approximately $820,000 or 0.1% of net assets.

(3)	Restricted security. At June 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2025 is disclosed.
(8)	Investment of securities lending cash collateral in connection with securities lending.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	121	$16,224	Long	9/25	$142
NORTHERN FUNDS QUARTERLY REPORT  12 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	June 30, 2025 (UNAUDITED)
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	21.2%
Industrials	19.1
Information Technology	10.7
Consumer Discretionary	10.0
Communication Services	7.9
Health Care	7.5
Consumer Staples	6.6
Materials	4.5
Energy	3.4
Real Estate	2.0
Utilities	1.8
Short-Term Investments	3.6
Total Investments	98.3
Other Assets less Liabilities	1.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$607	$5,322	$—	$5,929
Brazil	10,947	—	—	10,947
Canada	20,056	—	—	20,056
Denmark	275	7,618	—	7,893
Guatemala	369	—	—	369
India	3,239	533	—	3,772
Ireland	374	3,490	—	3,864
Ivory Coast	1,001	—	—	1,001
Mexico	1,226	520	—	1,746
Netherlands	3,393	27,733	—	31,126
Pakistan	290	—	—	290
Singapore	7,325	3,594	—	10,919
South Africa	108	2,297	—	2,405
South Korea	5,205	17,458	—	22,663
Taiwan	902	6,860	—	7,762
United Kingdom	226	87,518	—	87,744
United States	35,021	25,816	—	60,837
All Other Countries(1)	—	246,605	—	246,605
Total Common Stocks	90,564	435,364	—	525,928
Preferred Stocks:
Brazil	2,245	—	—	2,245
Germany	—	2,473	—	2,473
Total Preferred Stocks	2,245	2,473	—	4,718
Investment Companies	21,096	—	—	21,096
Short-Term Investments	—	382	—	382
Total Investments	$113,905	$438,219	$—	$552,124
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$142	$—	$—	$142

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$1,907	$1,089	$— (1),*	$818	817,500
Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,420	79,274	77,978	199	18,716	18,716,014
Total	$17,420	$81,181	$79,067	$199	$19,534	19,533,514

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)
Brazil – 3.1%
Ambev S.A.	985,860	$2,412
B3 S.A. - Brasil Bolsa Balcao	1,109,995	2,971
Banco Bradesco S.A.*	356,277	949
Banco BTG Pactual S.A.*	249,100	1,937
Banco do Brasil S.A.	354,988	1,449
BB Seguridade Participacoes S.A.	142,001	938
BRF S.A.*	112,600	418
Caixa Seguridade Participacoes S/A	130,500	353
Centrais Eletricas Brasileiras S.A.	251,400	1,864
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP	101,371	2,232
CPFL Energia S.A.	50,400	378
Embraer S.A.	152,200	2,162
Energisa S/A	53,900	481
Eneva S.A.*	181,800	460
Engie Brasil Energia S.A.	38,347	321
Equatorial Energia S.A.	253,755	1,696
Klabin S.A.	175,975	600
Localiza Rent a Car S.A.*	189,184	1,420
Motiva Infraestrutura de Mobilidade S.A.	195,700	499
Natura & Co. Holding S.A.*	215,901	439
NU Holdings Ltd., Class A*	676,120	9,276
Petroleo Brasileiro S.A. - Petrobras	782,334	4,896
PRIO S.A.*	187,100	1,457
Raia Drogasil S.A.	276,027	770
Rede D'Or Sao Luiz S.A.*	176,900	1,152
Rumo S.A.	261,794	894
Suzano S.A.*	142,885	1,348
Telefonica Brasil S.A.*	173,480	990
TIM S.A.	175,295	706
TOTVS S.A.*	119,955	934
Ultrapar Participacoes S.A.	168,948	546
Vale S.A.	766,113	7,431
Vibra Energia S.A.	200,700	803
WEG S.A.	360,948	2,839
XP, Inc., Class A	79,448	1,605
		59,626
Chile – 0.4%
Banco de Chile	9,659,972	1,461
Banco de Credito e Inversiones S.A.	18,516	782
Banco Santander Chile	14,256,329	895
Cencosud S.A.	277,547	944
Empresas CMPC S.A.	265,940	406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Chile – 0.4%continued
Empresas Copec S.A.	88,928	$606
Enel Americas S.A.	4,113,859	401
Enel Chile S.A.	5,939,190	440
Falabella S.A.	130,246	692
Latam Airlines Group S.A.	45,988,122	931
		7,558
China – 27.4%
360 Security Technology, Inc., Class A	89,800	128
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	58
AAC Technologies Holdings, Inc.	163,500	848
Accelink Technologies Co. Ltd., Class A	11,600	80
ACM Research Shanghai, Inc., Class A	3,200	51
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	7,398	189
AECC Aviation Power Co. Ltd., Class A	36,300	196
Agricultural Bank of China Ltd., Class A	1,136,900	933
Agricultural Bank of China Ltd., Class H	5,915,367	4,226
Aier Eye Hospital Group Co. Ltd., Class A	124,676	217
Air China Ltd., Class A*	124,200	137
Airtac International Group	29,765	883
Akeso, Inc.*	134,000	1,571
Alibaba Group Holding Ltd., Class W	3,651,680	51,823
Alibaba Health Information Technology Ltd.*	1,156,000	700
Aluminum Corp. of China Ltd., Class A	145,900	143
Aluminum Corp. of China Ltd., Class H	847,435	572
Amlogic Shanghai Co. Ltd., Class A*	6,175	61
Angel Yeast Co. Ltd., Class A	9,100	45
Anhui Conch Cement Co. Ltd., Class A	47,700	143
Anhui Conch Cement Co. Ltd., Class H	253,575	646
Anhui Gujing Distillery Co. Ltd., Class A	5,400	100
Anhui Gujing Distillery Co. Ltd., Class B	25,100	336
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	31,500	177
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	52
Anker Innovations Technology Co. Ltd., Class A	5,330	84
ANTA Sports Products Ltd.	264,432	3,190
APT Medical, Inc., Class A	2,900	120
Autohome, Inc. ADR	15,608	403
Avary Holding Shenzhen Co. Ltd., Class A	25,000	112
NORTHERN FUNDS QUARTERLY REPORT  14 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
AviChina Industry & Technology Co. Ltd., Class H	554,313	$312
AVICOPTER PLC, Class A	9,300	51
BAIC BluePark New Energy Technology Co. Ltd., Class A*	57,600	59
Baidu, Inc., Class A*	468,232	4,991
Bank of Beijing Co. Ltd., Class A	267,900	256
Bank of Changsha Co. Ltd., Class A	50,200	70
Bank of Chengdu Co. Ltd., Class A	57,700	162
Bank of China Ltd., Class A	427,900	336
Bank of China Ltd., Class H	15,158,652	8,820
Bank of Communications Co. Ltd., Class A	687,400	769
Bank of Communications Co. Ltd., Class H	1,849,117	1,722
Bank of Hangzhou Co. Ltd., Class A	81,220	191
Bank of Jiangsu Co. Ltd., Class A	235,544	393
Bank of Nanjing Co. Ltd., Class A	129,396	210
Bank of Ningbo Co. Ltd., Class A	79,350	304
Bank of Shanghai Co. Ltd., Class A	159,071	236
Bank of Suzhou Co. Ltd., Class A	26,200	32
Baoshan Iron & Steel Co. Ltd., Class A	263,296	242
Beijing Enlight Media Co. Ltd., Class A	36,500	103
Beijing Enterprises Holdings Ltd.	109,771	452
Beijing Enterprises Water Group Ltd.	833,886	252
Beijing Kingsoft Office Software, Inc., Class A	5,789	226
Beijing New Building Materials PLC, Class A	19,900	73
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	23
Beijing Roborock Technology Co. Ltd., Class A	2,651	58
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	80
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	90
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	11,158	95
Beijing Yanjing Brewery Co. Ltd., Class A	31,300	56
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	633,500	509
BeOne Medicines Ltd.*	179,734	3,380
Bestechnic Shanghai Co. Ltd., Class A	1,592	77
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	60
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Bilibili, Inc., Class Z*	48,811	$1,046
BOC Aviation Ltd.	45,100	374
BOC International China Co. Ltd., Class A	28,600	43
BOE Technology Group Co. Ltd., Class A	535,700	299
Bosideng International Holdings Ltd.	1,034,000	612
BYD Co. Ltd., Class A	23,000	1,071
BYD Co. Ltd., Class H	783,596	12,264
BYD Electronic International Co. Ltd.	164,000	665
C&D International Investment Group Ltd.	150,814	306
Caitong Securities Co. Ltd., Class A	58,910	65
Cambricon Technologies Corp. Ltd., Class A*	5,731	481
Capital Securities Co. Ltd., Class A	24,400	68
CCOOP Group Co. Ltd., Class A*	289,800	94
CGN Power Co. Ltd., Class A	120,000	61
CGN Power Co. Ltd., Class H	2,339,000	796
Changchun High-Tech Industry Group Co. Ltd., Class A*	5,100	71
Changjiang Securities Co. Ltd., Class A	97,000	94
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	70
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	127
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	90
China CITIC Bank Corp. Ltd., Class H	1,788,286	1,705
China Coal Energy Co. Ltd., Class H	469,000	542
China Communications Services Corp. Ltd., Class H	527,035	285
China Construction Bank Corp., Class A	276,600	364
China Construction Bank Corp., Class H	20,458,693	20,672
China CSSC Holdings Ltd., Class A	50,200	228
China Eastern Airlines Corp. Ltd., Class A*	136,500	77
China Energy Engineering Corp. Ltd., Class A	430,300	134
China Everbright Bank Co. Ltd., Class A	529,400	307
China Everbright Bank Co. Ltd., Class H	712,000	356
China Feihe Ltd.	788,000	574
China Galaxy Securities Co. Ltd., Class A	101,300	242
EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
China Galaxy Securities Co. Ltd., Class H	782,000	$880
China Gas Holdings Ltd.	530,095	496
China Great Wall Securities Co. Ltd., Class A	59,100	69
China Greatwall Technology Group Co. Ltd., Class A*	19,700	41
China Hongqiao Group Ltd.	618,000	1,419
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	46,800	231
China International Capital Corp. Ltd., Class H	322,800	728
China Jushi Co. Ltd., Class A	52,822	84
China Life Insurance Co. Ltd., Class A	35,600	205
China Life Insurance Co. Ltd., Class H	1,557,544	3,749
China Literature Ltd.*	87,600	334
China Longyuan Power Group Corp. Ltd., Class H	703,473	634
China Mengniu Dairy Co. Ltd.	645,870	1,327
China Merchants Bank Co. Ltd., Class A	268,879	1,728
China Merchants Bank Co. Ltd., Class H	834,933	5,844
China Merchants Energy Shipping Co. Ltd., Class A	109,700	96
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	141
China Merchants Port Holdings Co. Ltd.	244,067	445
China Merchants Securities Co. Ltd., Class A	88,110	216
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	151,800	186
China Minsheng Banking Corp. Ltd., Class A	466,840	310
China Minsheng Banking Corp. Ltd., Class H	1,401,154	795
China National Building Material Co. Ltd., Class H	691,943	331
China National Chemical Engineering Co. Ltd., Class A	73,800	79
China National Nuclear Power Co. Ltd., Class A	271,098	353
China National Software & Service Co. Ltd., Class A*	10,400	68
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	$163
China Oilfield Services Ltd., Class H	330,757	271
China Overseas Land & Investment Ltd.	786,695	1,367
China Pacific Insurance Group Co. Ltd., Class A	82,700	433
China Pacific Insurance Group Co. Ltd., Class H	570,137	1,956
China Petroleum & Chemical Corp., Class A	372,000	293
China Petroleum & Chemical Corp., Class H	5,020,628	2,632
China Power International Development Ltd.	947,000	361
China Railway Group Ltd., Class A	257,500	202
China Railway Group Ltd., Class H	990,827	475
China Railway Signal & Communication Corp. Ltd., Class A	110,341	79
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	72
China Resources Beer Holdings Co. Ltd.	330,448	1,051
China Resources Gas Group Ltd.	197,658	506
China Resources Land Ltd.	667,432	2,265
China Resources Microelectronics Ltd., Class A	10,019	66
China Resources Mixc Lifestyle Services Ltd.	136,200	659
China Resources Pharmaceutical Group Ltd.	331,500	217
China Resources Power Holdings Co. Ltd.	437,735	1,058
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	24,843	109
China Ruyi Holdings Ltd.*	1,980,000	639
China Shenhua Energy Co. Ltd., Class A	89,300	505
China Shenhua Energy Co. Ltd., Class H	713,636	2,771
China Southern Airlines Co. Ltd., Class A*	149,900	124
China State Construction Engineering Corp. Ltd., Class A	534,280	430
China State Construction International Holdings Ltd.	421,600	636
China Taiping Insurance Holdings Co. Ltd.	276,104	540
NORTHERN FUNDS QUARTERLY REPORT  16 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
China Three Gorges Renewables Group Co. Ltd., Class A	438,000	$260
China Tourism Group Duty Free Corp. Ltd., Class A	30,000	255
China Tower Corp. Ltd., Class H	910,800	1,303
China United Network Communications Ltd., Class A	436,900	326
China Vanke Co. Ltd., Class A*	108,300	97
China Vanke Co. Ltd., Class H*	536,672	334
China XD Electric Co. Ltd., Class A	84,400	73
China Yangtze Power Co. Ltd., Class A	318,500	1,340
China Zheshang Bank Co. Ltd., Class A	252,330	120
Chongqing Brewery Co. Ltd., Class A	5,300	41
Chongqing Changan Automobile Co. Ltd., Class A*	104,368	187
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	121
Chongqing Rural Commercial Bank Co. Ltd., Class H	457,000	387
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,950	87
Chow Tai Fook Jewellery Group Ltd.†	426,200	731
CITIC Ltd.	868,803	1,196
Citic Pacific Special Steel Group Co. Ltd., Class A	14,600	24
CITIC Securities Co. Ltd., Class A	146,645	565
CITIC Securities Co. Ltd., Class H	329,400	997
CMOC Group Ltd., Class A	236,400	278
CMOC Group Ltd., Class H	828,000	838
CNGR Advanced Material Co. Ltd., Class A	10,502	48
CNPC Capital Co. Ltd., Class A	123,100	126
Contemporary Amperex Technology Co. Ltd., Class A	56,740	1,997
Contemporary Amperex Technology Co. Ltd., Class H*	18,000	755
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	75,500	109
COSCO SHIPPING Holdings Co. Ltd., Class A	165,880	348
COSCO SHIPPING Holdings Co. Ltd., Class H	622,150	1,082
CRRC Corp. Ltd., Class A	266,600	262
CRRC Corp. Ltd., Class H	956,000	577
CSC Financial Co. Ltd., Class A	53,600	180
CSI Solar Co. Ltd., Class A	44,662	57
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	$110
CSPC Pharmaceutical Group Ltd.	1,735,360	1,706
Daqin Railway Co. Ltd., Class A	287,800	265
Datang International Power Generation Co. Ltd., Class A	170,500	76
Dong-E-E-Jiao Co. Ltd., Class A	10,100	74
Dongfang Electric Corp. Ltd., Class A	33,800	79
Dongxing Securities Co. Ltd., Class A	50,400	79
East Money Information Co. Ltd., Class A	190,224	614
Eastroc Beverage Group Co. Ltd., Class A	7,320	321
Ecovacs Robotics Co. Ltd., Class A	8,100	66
Empyrean Technology Co. Ltd., Class A	6,300	109
ENN Energy Holdings Ltd.	173,379	1,387
ENN Natural Gas Co. Ltd., Class A	31,600	83
Eoptolink Technology, Inc. Ltd., Class A	15,120	268
Eve Energy Co. Ltd., Class A	27,496	175
Everbright Securities Co. Ltd., Class A	49,998	125
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	46
Far East Horizon Ltd.	415,000	361
Flat Glass Group Co. Ltd., Class A	23,600	50
Focus Media Information Technology Co. Ltd., Class A	208,900	213
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	333
Fosun International Ltd.	546,865	326
Founder Securities Co. Ltd., Class A	63,300	70
Foxconn Industrial Internet Co. Ltd., Class A	172,600	515
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	198
Fuyao Glass Industry Group Co. Ltd., Class H	130,000	929
GalaxyCore, Inc., Class A	6,580	14
Ganfeng Lithium Group Co. Ltd., Class A	17,840	84
GCL Technology Holdings Ltd.*	4,868,000	620
GD Power Development Co. Ltd., Class A	242,200	164
Geely Automobile Holdings Ltd.	1,287,641	2,623
GEM Co. Ltd., Class A	61,100	54
Genscript Biotech Corp.*	260,000	491
GF Securities Co. Ltd., Class A	72,793	171
EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Giant Biogene Holding Co. Ltd.	68,000	$501
GigaDevice Semiconductor, Inc., Class A*	8,880	157
GoerTek, Inc., Class A	41,300	135
Goldwind Science & Technology Co. Ltd., Class A	42,100	60
Goneo Group Co. Ltd., Class A	12,299	83
Gotion High-tech Co. Ltd., Class A	24,200	110
Great Wall Motor Co. Ltd., Class A	35,500	107
Great Wall Motor Co. Ltd., Class H*	519,796	802
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	244
GRG Banking Equipment Co. Ltd., Class A	43,100	81
Guangdong Haid Group Co. Ltd., Class A	22,400	183
Guangdong Investment Ltd.	570,514	477
Guanghui Energy Co. Ltd., Class A	80,900	68
Guangzhou Automobile Group Co. Ltd., Class A	68,100	71
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	19,400	71
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	79
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	56
Guolian Minsheng Securities Co. Ltd., Class A	76,700	111
Guosen Securities Co. Ltd., Class A	81,200	130
Guotai Haitong Securities Co. Ltd.	179,838	481
Guotai Haitong Securities Co. Ltd., Class H	378,148	608
Guoyuan Securities Co. Ltd., Class A	47,460	52
H World Group Ltd. ADR	41,973	1,424
Haidilao International Holding Ltd.	377,000	717
Haier Smart Home Co. Ltd., Class A	72,497	250
Haier Smart Home Co. Ltd., Class H	501,000	1,436
Hainan Airlines Holding Co. Ltd., Class A*	575,800	108
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	60
Haisco Pharmaceutical Group Co. Ltd., Class A	12,400	73
Haitian International Holdings Ltd.	139,000	360
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Hangzhou First Applied Material Co. Ltd., Class A	34,659	$63
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	60
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	48
Hansoh Pharmaceutical Group Co. Ltd.	246,000	934
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	31
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	79
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	162
Hengan International Group Co. Ltd.	148,898	428
Hengli Petrochemical Co. Ltd., Class A	104,160	207
Hengtong Optic-electric Co. Ltd., Class A	37,800	81
Hisense Home Appliances Group Co. Ltd., Class H	61,000	166
Hithink RoyalFlush Information Network Co. Ltd., Class A	5,600	213
HLA Group Corp. Ltd., Class A	53,800	52
Hoshine Silicon Industry Co. Ltd., Class A	10,900	72
Hua Hong Semiconductor Ltd.	140,000	620
Huadian Power International Corp. Ltd., Class A	84,100	64
Huadong Medicine Co. Ltd., Class A	22,720	128
Huafon Chemical Co. Ltd., Class A	50,400	46
Huagong Tech Co. Ltd., Class A	10,600	70
Huaibei Mining Holdings Co. Ltd., Class A	33,900	54
Hualan Biological Engineering, Inc., Class A	26,070	57
Huaneng Lancang River Hydropower, Inc., Class A	76,100	101
Huaneng Power International, Inc., Class A	85,800	86
Huaneng Power International, Inc., Class H	902,501	582
Huaqin Technology Co. Ltd., Class A	11,000	124
Huatai Securities Co. Ltd., Class A	74,200	184
Huatai Securities Co. Ltd., Class H	300,800	608
Huaxia Bank Co. Ltd., Class A	156,390	173
Huayu Automotive Systems Co. Ltd., Class A	42,200	104
NORTHERN FUNDS QUARTERLY REPORT  18 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	$59
Humanwell Healthcare Group Co. Ltd., Class A	22,400	66
Hunan Valin Steel Co. Ltd., Class A	101,900	63
Hundsun Technologies, Inc., Class A	26,145	122
Hwatsing Technology Co. Ltd., Class A	2,541	60
Hygon Information Technology Co. Ltd., Class A	33,132	655
IEIT Systems Co. Ltd., Class A	17,856	127
Iflytek Co. Ltd., Class A	24,300	163
Imeik Technology Development Co. Ltd., Class A	4,200	103
Industrial & Commercial Bank of China Ltd., Class A	808,600	857
Industrial & Commercial Bank of China Ltd., Class H	13,876,023	11,009
Industrial Bank Co. Ltd., Class A	275,200	898
Industrial Securities Co. Ltd., Class A	126,400	110
Ingenic Semiconductor Co. Ltd., Class A	4,200	41
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	145
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	81
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	56,100	43
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,900	304
Inner Mongolia Yitai Coal Co. Ltd., Class B	206,900	410
Innovent Biologics, Inc.*	258,500	2,585
Isoftstone Information Technology Group Co. Ltd., Class A	10,100	77
JA Solar Technology Co. Ltd., Class A*	41,916	59
JCET Group Co. Ltd., Class A	21,700	102
JD Health International, Inc.*	240,550	1,318
JD Logistics, Inc.*	392,900	659
JD.com, Inc., Class A	515,016	8,397
Jiangsu Eastern Shenghong Co. Ltd., Class A*	89,900	104
Jiangsu Expressway Co. Ltd., Class H	260,000	367
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	165
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	84,285	612
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Jiangsu Hoperun Software Co. Ltd., Class A*	4,800	$34
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,300	61
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	54
Jiangsu Yanghe Distillery Co. Ltd., Class A	23,800	215
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	59
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	50
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	81
Jiangxi Copper Co. Ltd., Class A	33,099	109
Jiangxi Copper Co. Ltd., Class H	240,000	467
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	51
Jinko Solar Co. Ltd., Class A*	139,783	101
Juneyao Airlines Co. Ltd., Class A	25,900	49
Kangmei Pharmaceutical Co. Ltd.(2) *	4,749	—
Kanzhun Ltd. ADR*	63,404	1,131
KE Holdings, Inc., Class A	444,543	2,664
Kingdee International Software Group Co. Ltd.*	666,000	1,313
Kingsoft Corp. Ltd.	201,503	1,050
Kuaishou Technology*	561,300	4,542
Kuang-Chi Technologies Co. Ltd., Class A	32,000	178
Kunlun Energy Co. Ltd.	833,230	810
Kunlun Tech Co. Ltd., Class A*	13,900	66
Kweichow Moutai Co. Ltd., Class A	15,795	3,114
LB Group Co. Ltd., Class A	29,400	67
Lenovo Group Ltd.	1,706,000	2,053
Lens Technology Co. Ltd., Class A	60,300	188
Li Auto, Inc., Class A*	262,130	3,566
Li Ning Co. Ltd.	471,000	1,017
Liaoning Port Co. Ltd., Class A	253,500	53
Lingyi iTech Guangdong Co., Class A	107,200	129
Longfor Group Holdings Ltd.	433,669	513
LONGi Green Energy Technology Co. Ltd., Class A	97,669	205
Loongson Technology Corp. Ltd., Class A*	4,400	82
Luxshare Precision Industry Co. Ltd., Class A	88,905	432
EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Luzhou Laojiao Co. Ltd., Class A	21,300	$338
Mango Excellent Media Co. Ltd., Class A	22,070	67
Maxscend Microelectronics Co. Ltd., Class A	6,780	68
Meihua Holdings Group Co. Ltd., Class A	45,200	68
Meituan, Class B*	1,053,818	16,865
Metallurgical Corp. of China Ltd., Class A	198,300	82
Midea Group Co. Ltd., Class A	45,700	460
Midea Group Co. Ltd., Class H	80,200	762
MINISO Group Holding Ltd., Class A	92,836	422
MMG Ltd.*	936,000	457
Montage Technology Co. Ltd., Class A	13,959	160
Muyuan Foods Co. Ltd., Class A	61,578	361
Nanjing Iron & Steel Co. Ltd., Class A	152,700	89
Nanjing Securities Co. Ltd., Class A	49,300	56
NARI Technology Co. Ltd., Class A	98,506	308
National Silicon Industry Group Co. Ltd., Class A	24,987	66
NAURA Technology Group Co. Ltd., Class A	6,300	389
NetEase, Inc.	371,375	10,017
New China Life Insurance Co. Ltd., Class A	26,400	216
New China Life Insurance Co. Ltd., Class H	193,052	1,055
New Hope Liuhe Co. Ltd., Class A*	63,200	83
New Oriental Education & Technology Group, Inc.	253,720	1,365
Nexchip Semiconductor Corp., Class A	24,199	68
Ninestar Corp., Class A*	19,800	64
Ningbo Deye Technology Co. Ltd., Class A	9,934	73
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	67
Ningbo Sanxing Medical Electric Co. Ltd., Class A	4,700	15
Ningbo Tuopu Group Co. Ltd., Class A	21,795	144
Ningxia Baofeng Energy Group Co. Ltd., Class A	85,100	192
NIO, Inc., Class A*	333,876	1,141
Nongfu Spring Co. Ltd., Class H	418,000	2,139
OFILM Group Co. Ltd., Class A*	51,700	86
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
OmniVision Integrated Circuits Group, Inc.	13,835	$246
Oppein Home Group, Inc., Class A	6,220	49
Orient Securities Co. Ltd., Class A	102,839	139
PDD Holdings, Inc. ADR*	146,999	15,385
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	185
People's Insurance Co. Group of China (The) Ltd., Class H	1,840,535	1,404
PetroChina Co. Ltd., Class A	251,000	299
PetroChina Co. Ltd., Class H	4,469,438	3,838
Pharmaron Beijing Co. Ltd., Class A	19,125	66
PICC Property & Casualty Co. Ltd., Class H	1,457,359	2,828
Ping An Bank Co. Ltd., Class A	252,400	426
Ping An Insurance Group Co. of China Ltd., Class A	133,835	1,040
Ping An Insurance Group Co. of China Ltd., Class H	1,415,406	9,011
Piotech, Inc., Class A	4,201	90
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	179
Pop Mart International Group Ltd.	115,400	3,920
Postal Savings Bank of China Co. Ltd., Class A	344,500	263
Postal Savings Bank of China Co. Ltd., Class H	1,887,000	1,319
Power Construction Corp. of China Ltd., Class A	233,100	158
Qifu Technology, Inc. ADR	23,366	1,013
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	167
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	95
Rockchip Electronics Co. Ltd., Class A	5,300	113
Rongsheng Petrochemical Co. Ltd., Class A	129,100	150
SAIC Motor Corp. Ltd., Class A	97,593	219
Sailun Group Co. Ltd., Class A	48,300	88
Sanan Optoelectronics Co. Ltd., Class A	39,500	69
Sany Heavy Industry Co. Ltd., Class A	116,800	293
Satellite Chemical Co. Ltd., Class A	43,761	106
SDIC Capital Co. Ltd., Class A	83,900	88
SDIC Power Holdings Co. Ltd., Class A	107,000	220
Seres Group Co. Ltd., Class A	20,400	384
NORTHERN FUNDS QUARTERLY REPORT  20 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
SF Holding Co. Ltd., Class A	54,500	$372
SG Micro Corp., Class A	7,605	77
Shaanxi Coal Industry Co. Ltd., Class A	128,700	345
Shandong Gold Mining Co. Ltd., Class A	45,937	207
Shandong Gold Mining Co. Ltd., Class H	160,500	564
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	98
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	83
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	94
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	61
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	587,316	458
Shanghai Baosight Software Co. Ltd., Class A	24,480	81
Shanghai Baosight Software Co. Ltd., Class B	162,433	221
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,236	78
Shanghai Electric Group Co. Ltd., Class A*	161,200	167
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	89
Shanghai International Airport Co. Ltd., Class A	17,200	76
Shanghai M&G Stationery, Inc., Class A	10,400	42
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	93
Shanghai Pudong Development Bank Co. Ltd., Class A	383,892	744
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	68
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	91
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	153
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	192
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	60
Shanjin International Gold Co. Ltd., Class A	38,800	103
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	$71
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	53
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,160	423
Shenergy Co. Ltd., Class A	41,700	50
Shengyi Technology Co. Ltd., Class A	26,300	111
Shennan Circuits Co. Ltd., Class A	9,724	147
Shenwan Hongyuan Group Co. Ltd., Class A	221,000	155
Shenzhen Goodix Technology Co. Ltd., Class A	5,000	50
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	171
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,100	442
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	78
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	117
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	162
Shenzhou International Group Holdings Ltd.	169,400	1,205
Sichuan Biokin Pharmaceutical Co. Ltd., Class A*	3,600	149
Sichuan Changhong Electric Co. Ltd., Class A	33,900	46
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	125
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	117
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	140
Sieyuan Electric Co. Ltd., Class A	11,000	112
Silergy Corp.	69,000	840
Sinolink Securities Co. Ltd., Class A	33,900	41
Sinopharm Group Co. Ltd., Class H	265,914	623
Sinotruk Hong Kong Ltd.	148,500	433
Smoore International Holdings Ltd.	409,000	952
SooChow Securities Co. Ltd., Class A	72,343	88
Southwest Securities Co. Ltd., Class A	103,600	63
Spring Airlines Co. Ltd., Class A	15,800	123
Sungrow Power Supply Co. Ltd., Class A	28,000	264
EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Sunny Optical Technology Group Co. Ltd.	145,525	$1,289
Sunwoda Electronic Co. Ltd., Class A	17,800	50
SUPCON Technology Co. Ltd., Class A	8,381	53
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	136
Suzhou TFC Optical Communication Co. Ltd., Class A	8,820	98
TAL Education Group ADR*	85,509	874
TBEA Co. Ltd., Class A	68,490	114
TCL Technology Group Corp., Class A	266,410	161
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	57
Tencent Holdings Ltd.	1,367,889	87,856
Tencent Music Entertainment Group ADR	161,723	3,152
Tianfeng Securities Co. Ltd., Class A*	117,500	81
Tianqi Lithium Corp., Class A*	19,000	85
Tianshan Aluminum Group Co. Ltd., Class A	22,000	26
Tianshui Huatian Technology Co. Ltd., Class A	46,700	66
Tingyi Cayman Islands Holding Corp.	426,435	625
Tongcheng Travel Holdings Ltd.	284,400	710
TongFu Microelectronics Co. Ltd., Class A	22,400	80
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	74
Tongwei Co. Ltd., Class A*	62,300	146
TravelSky Technology Ltd., Class H	200,000	268
Trina Solar Co. Ltd., Class A*	28,251	57
Trip.com Group Ltd.	131,023	7,632
Tsingtao Brewery Co. Ltd., Class A	8,300	81
Tsingtao Brewery Co. Ltd., Class H	125,767	822
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	97
Unisplendour Corp. Ltd., Class A	32,948	111
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	5,556	75
Victory Giant Technology Huizhou Co. Ltd., Class A	13,100	245
Vipshop Holdings Ltd. ADR	66,524	1,001
Wanhua Chemical Group Co. Ltd., Class A	40,800	309
Want Want China Holdings Ltd.	996,870	697
Weichai Power Co. Ltd., Class A	107,100	231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Weichai Power Co. Ltd., Class H	403,812	$822
Wens Foodstuff Group Co. Ltd., Class A	82,200	196
Western Mining Co. Ltd., Class A	37,500	87
Western Securities Co. Ltd., Class A	61,100	67
Western Superconducting Technologies Co. Ltd., Class A	8,653	63
Wingtech Technology Co. Ltd., Class A	14,600	69
Wintime Energy Group Co. Ltd., Class A	307,400	58
Wuhan Guide Infrared Co. Ltd., Class A*	42,825	61
Wuliangye Yibin Co. Ltd., Class A	51,900	863
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	167
WuXi AppTec Co. Ltd., Class A	26,792	261
WuXi AppTec Co. Ltd., Class H	70,811	711
Wuxi Biologics Cayman, Inc.*	742,500	2,432
XCMG Construction Machinery Co. Ltd., Class A	159,500	173
Xiamen C & D, Inc., Class A	40,800	59
Xiamen Tungsten Co. Ltd., Class A	21,200	62
Xiaomi Corp., Class B*	3,629,600	27,972
Xinjiang Daqo New Energy Co. Ltd., Class A*	19,509	58
Xinyi Solar Holdings Ltd.	1,104,318	351
XPeng, Inc., Class A*	259,258	2,315
Yadea Group Holdings Ltd.	264,000	423
Yankuang Energy Group Co. Ltd., Class A	72,215	123
Yankuang Energy Group Co. Ltd., Class H	728,919	726
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	76
Yealink Network Technology Corp. Ltd., Class A	18,440	89
Yifeng Pharmacy Chain Co. Ltd., Class A	16,029	55
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	83
Yonghui Superstores Co. Ltd., Class A*	154,400	106
Yonyou Network Technology Co. Ltd., Class A*	42,835	80
Youngor Fashion Co. Ltd., Class A	47,400	48
YTO Express Group Co. Ltd., Class A	41,800	75
Yum China Holdings, Inc.	80,628	3,605
Yunnan Aluminium Co. Ltd., Class A	34,600	77
NORTHERN FUNDS QUARTERLY REPORT  22 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Yunnan Baiyao Group Co. Ltd., Class A	21,500	$168
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	50
Yunnan Energy New Material Co. Ltd., Class A*	11,400	47
Yunnan Yuntianhua Co. Ltd., Class A	22,300	68
Yutong Bus Co. Ltd., Class A	28,500	99
Zangge Mining Co. Ltd., Class A	18,500	110
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	209
Zhaojin Mining Industry Co. Ltd., Class H	367,000	965
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	250
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	92
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	113
Zhejiang Expressway Co. Ltd., Class H	380,625	350
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,715	112
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	65
Zhejiang Juhua Co. Ltd., Class A	32,100	129
Zhejiang Leapmotor Technology Co. Ltd.*	107,800	753
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	71
Zhejiang NHU Co. Ltd., Class A	42,448	126
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	68
Zhejiang Supor Co. Ltd., Class A	12,200	89
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	70
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	51
Zhejiang Zheneng Electric Power Co. Ltd., Class A	85,000	63
Zheshang Securities Co. Ltd., Class A	60,800	93
Zhongji Innolight Co. Ltd., Class A	15,240	310
Zhongjin Gold Corp. Ltd., Class A	73,900	152
Zhongsheng Group Holdings Ltd.	181,500	281
Zhongtai Securities Co. Ltd., Class A	36,800	33
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,349	50
Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,074	359
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
China – 27.4%continued
Zijin Mining Group Co. Ltd., Class A	258,900	$713
Zijin Mining Group Co. Ltd., Class H	1,222,162	3,111
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	113
ZTE Corp., Class A	45,300	206
ZTE Corp., Class H	165,317	510
ZTO Express Cayman, Inc.	86,334	1,532
		529,537
Colombia – 0.1%
Grupo Cibest S.A.	53,677	671
Interconexion Electrica S.A. ESP	102,011	494
		1,165
Czech Republic – 0.2%
CEZ A.S.	34,456	2,025
Komercni Banka A.S.	15,971	772
Moneta Money Bank A.S.	53,402	369
		3,166
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	485,556	825
Eastern Co. S.A.E.	280,302	170
Talaat Moustafa Group	109,922	123
		1,118
Greece – 0.6%
Alpha Bank S.A.	461,096	1,629
Eurobank Ergasias Services and Holdings S.A.	546,653	1,883
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	35,645	678
JUMBO S.A.	24,554	848
Metlen Energy & Metals S.A.	22,088	1,200
National Bank of Greece S.A.	184,398	2,358
OPAP S.A.	39,952	907
Piraeus Financial Holdings S.A.	224,526	1,560
Public Power Corp. S.A.	40,893	669
		11,732
Hong Kong – 0.1%
J&T Global Express Ltd.*	559,600	484
Orient Overseas International Ltd.	29,000	494
Sino Biopharmaceutical Ltd.	2,108,750	1,416
		2,394
EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	82,741	$720
OTP Bank Nyrt.	47,716	3,812
Richter Gedeon Nyrt.	29,707	876
		5,408
India – 17.4%
ABB India Ltd.	11,770	835
Adani Enterprises Ltd.	32,760	1,001
Adani Ports & Special Economic Zone Ltd.	114,275	1,933
Adani Power Ltd.*	118,370	809
Alkem Laboratories Ltd.	8,933	515
Ambuja Cements Ltd.	124,516	839
APL Apollo Tubes Ltd.	39,725	806
Apollo Hospitals Enterprise Ltd.	21,218	1,792
Ashok Leyland Ltd.	309,386	906
Asian Paints Ltd.	79,769	2,180
Astral Ltd.	26,392	464
AU Small Finance Bank Ltd.	76,811	732
Aurobindo Pharma Ltd.*	57,876	768
Avenue Supermarts Ltd.*	34,024	1,737
Axis Bank Ltd.	489,660	6,844
Bajaj Auto Ltd.	14,661	1,435
Bajaj Finance Ltd.	596,180	6,512
Bajaj Finserv Ltd.	81,625	1,958
Bajaj Holdings & Investment Ltd.	5,702	956
Balkrishna Industries Ltd.	15,850	452
Bank of Baroda	225,154	653
Bharat Electronics Ltd.	776,833	3,820
Bharat Forge Ltd.	52,943	808
Bharat Heavy Electricals Ltd.	216,900	674
Bharat Petroleum Corp. Ltd.	324,253	1,255
Bharti Airtel Ltd.	546,653	12,831
Bosch Ltd.	1,685	642
Britannia Industries Ltd.	23,595	1,610
BSE Ltd.	41,444	1,343
Canara Bank	420,715	560
CG Power & Industrial Solutions Ltd.	128,667	1,024
Cholamandalam Investment and Finance Co. Ltd.	88,774	1,686
Cipla Ltd.	122,578	2,157
Coal India Ltd.	382,811	1,750
Colgate-Palmolive India Ltd.	28,569	803
Container Corp. of India Ltd.	56,893	504
Coromandel International Ltd.	25,073	732
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
India – 17.4%continued
Cummins India Ltd.	29,671	$1,178
Dabur India Ltd.	104,846	593
Divi's Laboratories Ltd.	25,464	2,025
Dixon Technologies India Ltd.	7,596	1,327
DLF Ltd.	152,684	1,492
Dr. Reddy's Laboratories Ltd.	120,847	1,812
Eicher Motors Ltd.	29,230	1,927
Eternal Ltd.*	1,024,745	3,167
FSN E-Commerce Ventures Ltd.*	261,663	637
GAIL India Ltd.	468,598	1,043
GMR Airports Ltd.*	586,926	583
Godrej Consumer Products Ltd.	83,944	1,155
Godrej Properties Ltd.*	33,722	922
Grasim Industries Ltd.	58,019	1,928
Havells India Ltd.	53,104	961
HCL Technologies Ltd.	201,857	4,070
HDFC Asset Management Co. Ltd.	20,505	1,243
HDFC Bank Ltd.	1,203,769	28,082
HDFC Life Insurance Co. Ltd.	204,099	1,939
Hero MotoCorp Ltd.	25,995	1,285
Hindalco Industries Ltd.	287,497	2,324
Hindustan Aeronautics Ltd.	43,171	2,452
Hindustan Petroleum Corp. Ltd.	193,708	989
Hindustan Unilever Ltd.	172,892	4,630
Hyundai Motor India Ltd.*	34,920	905
ICICI Bank Ltd.	1,121,304	18,881
ICICI Lombard General Insurance Co. Ltd.	49,511	1,180
ICICI Prudential Life Insurance Co. Ltd.	81,811	629
IDFC First Bank Ltd.*	704,403	599
Indian Hotels (The) Co. Ltd.	179,648	1,598
Indian Oil Corp. Ltd.	597,544	1,024
Indian Railway Catering & Tourism Corp. Ltd.	55,833	509
Indus Towers Ltd.*	288,215	1,416
IndusInd Bank Ltd.	126,901	1,295
Info Edge India Ltd.	77,612	1,348
Infosys Ltd.	707,426	13,219
InterGlobe Aviation Ltd.*	40,743	2,846
ITC Ltd.	632,021	3,072
Jindal Stainless Ltd.	63,966	526
Jindal Steel & Power Ltd.	89,667	985
Jio Financial Services Ltd.*	599,726	2,286
JSW Energy Ltd.	85,103	518
NORTHERN FUNDS QUARTERLY REPORT  24 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
India – 17.4%continued
JSW Steel Ltd.	133,227	$1,586
Jubilant Foodworks Ltd.	75,675	620
Kalyan Jewellers India Ltd.	80,677	523
Kotak Mahindra Bank Ltd.	230,232	5,810
Larsen & Toubro Ltd.	141,936	6,075
LTIMindtree Ltd.	14,954	928
Lupin Ltd.	49,131	1,113
Macrotech Developers Ltd.	64,375	1,043
Mahindra & Mahindra Ltd.	199,204	7,397
Mankind Pharma Ltd.*	27,081	733
Marico Ltd.	111,045	935
Maruti Suzuki India Ltd.	26,533	3,835
Max Healthcare Institute Ltd.	166,206	2,476
Mphasis Ltd.	21,868	726
MRF Ltd.	500	830
Muthoot Finance Ltd.	26,992	826
Nestle India Ltd.	70,003	2,013
NHPC Ltd.	683,150	684
NMDC Ltd.	599,479	490
NTPC Ltd.	919,257	3,591
Oberoi Realty Ltd.	24,801	551
Oil & Natural Gas Corp. Ltd.	651,694	1,856
Oil India Ltd.	110,718	561
Oracle Financial Services Software Ltd.	4,149	435
Page Industries Ltd.	1,324	764
PB Fintech Ltd.*	72,629	1,544
Persistent Systems Ltd.	23,689	1,670
Petronet LNG Ltd.	169,720	598
Phoenix Mills (The) Ltd.	42,919	783
PI Industries Ltd.	15,073	723
Pidilite Industries Ltd.	32,717	1,166
Polycab India Ltd.	11,227	857
Power Finance Corp. Ltd.	320,635	1,599
Power Grid Corp. of India Ltd.	976,436	3,415
Prestige Estates Projects Ltd.	39,252	761
Punjab National Bank	499,223	643
Rail Vikas Nigam Ltd.	103,274	479
REC Ltd.	275,359	1,293
Reliance Industries Ltd.	1,295,095	22,668
Samvardhana Motherson International Ltd.	667,410	1,209
SBI Cards & Payment Services Ltd.	64,881	722
SBI Life Insurance Co. Ltd.	95,669	2,055
Shree Cement Ltd.	1,901	688
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
India – 17.4%continued
Shriram Finance Ltd.	301,707	$2,488
Siemens Ltd.	18,626	706
Solar Industries India Ltd.	5,802	1,191
Sona Blw Precision Forgings Ltd.	91,488	514
SRF Ltd.	29,093	1,102
State Bank of India	373,957	3,578
Sun Pharmaceutical Industries Ltd.	203,090	3,974
Sundaram Finance Ltd.	14,299	863
Supreme Industries Ltd.	12,481	639
Suzlon Energy Ltd.*	2,041,179	1,613
Tata Communications Ltd.	21,907	432
Tata Consultancy Services Ltd.	190,870	7,708
Tata Consumer Products Ltd.	125,523	1,611
Tata Elxsi Ltd.	7,885	580
Tata Motors Ltd.	424,394	3,407
Tata Power (The) Co. Ltd.	329,431	1,562
Tata Steel Ltd.	1,582,825	2,950
Tech Mahindra Ltd.	114,240	2,248
Thermax Ltd.	9,911	396
Titan Co. Ltd.	74,289	3,197
Torrent Pharmaceuticals Ltd.	24,436	971
Torrent Power Ltd.	34,695	594
Trent Ltd.	38,606	2,806
Tube Investments of India Ltd.	22,712	824
TVS Motor Co. Ltd.	50,242	1,709
UltraTech Cement Ltd.	25,004	3,527
Union Bank of India Ltd.	314,763	564
United Spirits Ltd.	63,762	1,063
UPL Ltd.	95,855	739
Varun Beverages Ltd.	285,570	1,527
Vedanta Ltd.	281,699	1,515
Vodafone Idea Ltd.*	6,313,506	547
Voltas Ltd.	46,141	708
Wipro Ltd.	567,058	1,760
Yes Bank Ltd.*	2,812,527	669
Zydus Lifesciences Ltd.	49,166	569
		337,051
Indonesia – 1.1%
Alamtri Resources Indonesia Tbk PT	2,678,820	303
Amman Mineral Internasional PT*	1,280,200	666
Astra International Tbk PT	4,139,560	1,148
Bank Central Asia Tbk PT	11,772,560	6,308
Bank Mandiri Persero Tbk PT	7,946,220	2,390
Bank Negara Indonesia Persero Tbk PT	3,004,318	765
EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Indonesia – 1.1%continued
Bank Rakyat Indonesia Persero Tbk PT	14,306,065	$3,308
Barito Pacific Tbk PT	5,141,815	528
Chandra Asri Pacific Tbk PT	1,869,400	1,136
Charoen Pokphand Indonesia Tbk PT	1,714,435	498
GoTo Gojek Tokopedia Tbk PT*	179,540,232	644
Indofood CBP Sukses Makmur Tbk PT	496,300	321
Indofood Sukses Makmur Tbk PT	927,771	465
Kalbe Farma Tbk PT	4,979,580	468
Sumber Alfaria Trijaya Tbk PT	3,687,300	543
Telkom Indonesia Persero Tbk PT	10,501,862	1,799
United Tractors Tbk PT	283,571	376
		21,666
Kazakhstan – 0.0%
Solidcore Resources PLC*	97,434	371
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	342,889	809
Gulf Bank K.S.C.P.	434,521	511
Kuwait Finance House K.S.C.P.	2,344,047	6,164
Mabanee Co. KPSC	145,969	418
Mobile Telecommunications Co. K.S.C.P.	418,678	662
National Bank of Kuwait S.A.K.P.	1,777,075	5,822
		14,386
Luxembourg – 0.0%
Reinet Investments S.C.A.	29,047	947
Malaysia – 1.2%
AMMB Holdings Bhd.	529,737	642
Axiata Group Bhd.	597,503	328
CELCOMDIGI Bhd.	761,100	710
CIMB Group Holdings Bhd.	1,714,217	2,798
Gamuda Bhd.	999,900	1,138
Genting Bhd.	474,000	343
Hong Leong Bank Bhd.	135,598	631
IHH Healthcare Bhd.	475,900	771
IOI Corp. Bhd.	482,140	428
Kuala Lumpur Kepong Bhd.	105,329	520
Malayan Banking Bhd.	1,164,576	2,699
Maxis Bhd.	456,351	391
MISC Bhd.	277,060	500
MR DIY Group M Bhd.	582,700	227
Nestle Malaysia Bhd.	14,600	266
Petronas Chemicals Group Bhd.	651,300	540
Petronas Dagangan Bhd.	53,400	273
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Malaysia – 1.2%continued
Petronas Gas Bhd.	168,400	$705
PPB Group Bhd.	138,700	340
Press Metal Aluminium Holdings Bhd.	793,400	987
Public Bank Bhd.	3,077,005	3,150
QL Resources Bhd.	307,275	336
RHB Bank Bhd.	396,149	597
SD Guthrie Bhd.	445,265	493
Sime Darby Bhd.	488,028	191
Sunway Bhd.	545,600	609
Telekom Malaysia Bhd.	233,386	363
Tenaga Nasional Bhd.	568,650	1,943
YTL Corp. Bhd.	708,500	391
YTL Power International Bhd.	492,200	466
		23,776
Mexico – 2.0%
Alfa S.A.B. de C.V., Class A	826,413	610
America Movil S.A.B. de C.V., Class B	3,815,449	3,416
Arca Continental S.A.B. de C.V.	111,741	1,184
Cemex S.A.B. de C.V., Class CPO	3,153,252	2,183
Coca-Cola Femsa S.A.B. de C.V.	114,622	1,110
Fibra Uno Administracion S.A. de C.V.	642,101	888
Fomento Economico Mexicano S.A.B. de C.V.	366,106	3,766
Gruma S.A.B. de C.V., Class B	35,660	615
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	822
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	81,672	1,870
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	39,091	1,248
Grupo Bimbo S.A.B. de C.V., Class A	278,454	777
Grupo Carso S.A.B. de C.V., Class A1	126,506	902
Grupo Comercial Chedraui S.A. de C.V.	55,000	435
Grupo Financiero Banorte S.A.B. de C.V., Class O	532,404	4,886
Grupo Financiero Inbursa S.A.B. de C.V., Class O	398,141	1,029
Grupo Mexico S.A.B. de C.V., Class B	652,739	3,939
Industrias Penoles S.A.B. de C.V.*	42,419	1,186
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	297,727	546
Prologis Property Mexico S.A. de C.V.	208,972	788
Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,370	410
NORTHERN FUNDS QUARTERLY REPORT  26 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Mexico – 2.0%continued
Qualitas Controladora S.A.B. de C.V.	42,030	$432
Southern Copper Corp.	18,524	1,874
Wal-Mart de Mexico S.A.B. de C.V.	1,097,627	3,631
		38,547
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	33,461	550
Credicorp Ltd.	14,501	3,241
		3,791
Philippines – 0.4%
Ayala Corp.	52,377	530
Ayala Land, Inc.	1,394,960	669
Bank of the Philippine Islands	441,485	1,019
BDO Unibank, Inc.	519,790	1,410
International Container Terminal Services, Inc.	217,890	1,594
Jollibee Foods Corp.	117,233	449
Manila Electric Co.	62,490	598
Metropolitan Bank & Trust Co.	381,169	491
PLDT, Inc.	14,020	303
SM Investments Corp.	47,642	738
SM Prime Holdings, Inc.	2,036,413	848
		8,649
Poland – 1.1%
Allegro.eu S.A.*	139,569	1,343
Bank Millennium S.A.*	119,841	477
Bank Polska Kasa Opieki S.A.	39,001	2,011
Budimex S.A.	2,706	420
CCC S.A.*	11,370	647
CD Projekt S.A.	13,795	1,077
Dino Polska S.A.*	10,396	1,519
KGHM Polska Miedz S.A.*	29,719	1,066
LPP S.A.	238	970
mBank S.A.*	3,279	729
ORLEN S.A.	124,001	2,830
PGE Polska Grupa Energetyczna S.A.*	185,380	588
Powszechna Kasa Oszczednosci Bank Polski S.A.	186,442	3,900
Powszechny Zaklad Ubezpieczen S.A.	129,346	2,268
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Poland – 1.1%continued
Santander Bank Polska S.A.	8,982	$1,235
Zabka Group S.A.*	62,781	377
		21,457
Qatar – 0.7%
Al Rayan Bank	1,238,645	793
Barwa Real Estate Co.	512,921	391
Commercial Bank PSQC (The)	663,540	829
Dukhan Bank	344,811	345
Industries Qatar QSC	307,977	1,046
Mesaieed Petrochemical Holding Co.	1,315,480	486
Ooredoo QPSC	181,848	638
Qatar Electricity & Water Co. QSC	83,259	371
Qatar Fuel QSC	115,763	476
Qatar Gas Transport Co. Ltd.	585,879	798
Qatar International Islamic Bank QSC	203,079	608
Qatar Islamic Bank QPSC	368,935	2,247
Qatar National Bank QPSC	989,375	4,715
		13,743
Romania – 0.0%
NEPI Rockcastle N.V.*	115,082	878
Russia – 0.0%
Alrosa PJSC(2) (3)	695,290	—
Gazprom PJSC ADR(2) *	134	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC(2) (3) *	224	—
Polyus PJSC(2) (3) *	93,590	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (3)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	56,000	—
Severstal PAO(2) (3)	55,330	—
Severstal PAO GDR (Registered)(2) (3) *	1,839	—
Surgutneftegas PAO ADR(2) (3) *	4,629	—
VK CO Ltd. GDR(2) (3) *	30,900	—
VTB Bank PJSC(2) (3) *	160,113	—
VTB Bank PJSC GDR(2) (4) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (3) *	32,705	—
		—
Saudi Arabia – 3.4%
ACWA Power Co.*	31,094	2,123
EQUITY FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Saudi Arabia – 3.4%continued
Ades Holding Co.	73,467	$268
Al Rajhi Bank	417,740	10,558
Al Rajhi Co. for Co-operative Insurance*	8,952	308
Alinma Bank	258,978	1,856
Almarai Co. JSC	100,763	1,362
Arab National Bank	191,983	1,112
Arabian Internet & Communications Services Co.	4,484	319
Bank AlBilad	149,806	1,053
Bank Al-Jazira*	143,284	492
Banque Saudi Fransi	250,455	1,192
Bupa Arabia for Cooperative Insurance Co.	16,876	801
Co for Cooperative Insurance (The)	16,155	681
Dallah Healthcare Co.	7,196	250
Dar Al Arkan Real Estate Development Co.*	115,654	592
Dr. Sulaiman Al Habib Medical Services Group Co.	17,950	1,298
Elm Co.	5,180	1,385
Etihad Etisalat Co.	77,146	1,220
Jabal Omar Development Co.*	129,720	696
Jarir Marketing Co.	129,200	432
Makkah Construction & Development Co.	21,474	527
Mouwasat Medical Services Co.	23,031	464
Nahdi Medical Co.	8,295	282
Riyad Bank	306,111	2,346
SABIC Agri-Nutrients Co.	47,772	1,365
Sahara International Petrochemical Co.	67,507	358
SAL Saudi Logistics Services	8,576	431
Saudi Arabian Mining Co.*	283,271	4,049
Saudi Arabian Oil Co.	1,290,604	8,367
Saudi Aramco Base Oil Co.	11,293	308
Saudi Awwal Bank	208,733	1,876
Saudi Basic Industries Corp.	188,178	2,741
Saudi Electricity Co.	188,358	738
Saudi Industrial Investment Group	72,682	325
Saudi Investment Bank (The)	127,346	493
Saudi Kayan Petrochemical Co.*	154,954	214
Saudi National Bank (The)	619,271	5,975
Saudi Research & Media Group*	8,715	449
Saudi Tadawul Group Holding Co.	11,148	526
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Saudi Arabia – 3.4%continued
Saudi Telecom Co.	420,555	$4,770
Yanbu National Petrochemical Co.	64,040	516
		65,118
South Africa – 2.8%
Absa Group Ltd.	179,063	1,786
Aspen Pharmacare Holdings Ltd.	79,090	536
Bid Corp. Ltd.	71,336	1,886
Bidvest Group Ltd.	65,201	862
Capitec Bank Holdings Ltd.	18,541	3,729
Clicks Group Ltd.	51,794	1,087
Discovery Ltd.	118,221	1,438
FirstRand Ltd.	1,080,140	4,631
Gold Fields Ltd.	191,962	4,547
Harmony Gold Mining Co. Ltd.	120,305	1,668
Impala Platinum Holdings Ltd.*	189,807	1,705
Kumba Iron Ore Ltd.	16,295	263
MTN Group Ltd.	360,332	2,864
Naspers Ltd., Class N	35,049	10,920
Nedbank Group Ltd.	98,581	1,354
Old Mutual Ltd.	830,107	568
OUTsurance Group Ltd.	186,793	827
Pepkor Holdings Ltd.	526,078	810
Remgro Ltd.	106,808	957
Sanlam Ltd.	390,001	1,955
Sasol Ltd.*	130,535	583
Shoprite Holdings Ltd.	107,675	1,688
Standard Bank Group Ltd.	276,447	3,564
Valterra Platinum Ltd.	46,186	2,063
Vodacom Group Ltd.	133,917	1,035
Woolworths Holdings Ltd.	185,217	541
		53,867
South Korea – 9.9%
Alteogen, Inc.*	8,660	2,392
Amorepacific Corp.	6,059	614
Celltrion, Inc.	34,080	4,030
CJ CheilJedang Corp.	1,760	325
Coway Co. Ltd.	11,436	820
DB Insurance Co. Ltd.	9,236	844
Doosan Bobcat, Inc.*	10,874	469
Doosan Enerbility Co. Ltd.*	95,904	4,859
Ecopro B.M. Co. Ltd.*	10,999	817
Ecopro Co. Ltd.	23,094	770
Hana Financial Group, Inc.	61,793	3,943
NORTHERN FUNDS QUARTERLY REPORT  28 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
South Korea – 9.9%continued
Hanjin Kal Corp.	4,523	$396
Hankook Tire & Technology Co. Ltd.	14,371	423
Hanmi Semiconductor Co. Ltd.	9,653	730
Hanwha Aerospace Co. Ltd.	6,825	4,289
Hanwha Ocean Co. Ltd.*	22,298	1,312
Hanwha Systems Co. Ltd.	14,711	632
HD Hyundai Co. Ltd.	9,577	920
HD Hyundai Electric Co. Ltd.	5,030	1,889
HD Hyundai Heavy Industries Co. Ltd.*	4,777	1,516
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,024	2,450
HLB, Inc.*	24,954	906
HMM Co. Ltd.	54,414	907
HYBE Co. Ltd.*	4,824	1,104
Hyundai Glovis Co. Ltd.	7,749	774
Hyundai Mobis Co. Ltd.	12,929	2,743
Hyundai Motor Co.	28,553	4,293
Hyundai Rotem Co. Ltd.	16,345	2,379
Industrial Bank of Korea	60,163	814
Kakao Corp.	65,556	2,908
KakaoBank Corp.	32,733	728
KB Financial Group, Inc.	79,976	6,571
Kia Corp.	49,952	3,576
Korea Aerospace Industries Ltd.	16,214	1,079
Korea Electric Power Corp.	55,504	1,606
Korea Investment Holdings Co. Ltd.	9,317	964
Korea Zinc Co. Ltd.	860	522
Korean Air Lines Co. Ltd.	38,311	650
Krafton, Inc.*	6,080	1,636
KT&G Corp.	20,662	1,953
LG Chem Ltd.	10,815	1,702
LG Corp.	18,472	1,090
LG Display Co. Ltd.*	65,190	433
LG Electronics, Inc.	21,704	1,187
LG Energy Solution Ltd.*	9,904	2,179
LG H&H Co. Ltd.	2,187	518
LG Innotek Co. Ltd.	3,449	377
LG Uplus Corp.	40,687	431
LS Electric Co. Ltd.	3,345	742
Meritz Financial Group, Inc.	18,195	1,517
Mirae Asset Securities Co. Ltd.	47,528	756
NAVER Corp.	29,928	5,811
NH Investment & Securities Co. Ltd.	31,852	472
Orion Corp.	5,064	408
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
South Korea – 9.9%continued
POSCO Future M Co. Ltd.*	7,169	$669
POSCO Holdings, Inc.	15,716	3,047
Posco International Corp.	11,613	428
Samsung Biologics Co. Ltd.*	3,770	2,771
Samsung C&T Corp.	17,607	2,107
Samsung Electro-Mechanics Co. Ltd.	11,374	1,136
Samsung Electronics Co. Ltd.	1,003,940	44,509
Samsung Fire & Marine Insurance Co. Ltd.	6,477	2,084
Samsung Heavy Industries Co. Ltd.*	149,050	1,851
Samsung Life Insurance Co. Ltd.	17,191	1,624
Samsung SDI Co. Ltd.	12,951	1,659
Samsung SDS Co. Ltd.	8,564	1,076
Samyang Foods Co. Ltd.	860	889
Shinhan Financial Group Co. Ltd.	90,965	4,138
SK Biopharmaceuticals Co. Ltd.*	7,327	498
SK Hynix, Inc.	116,189	25,168
SK Innovation Co. Ltd.	13,701	1,242
SK Square Co. Ltd.*	20,223	2,745
SK Telecom Co. Ltd.	10,191	428
SK, Inc.	7,608	1,154
SKC Co. Ltd.*	4,204	345
S-Oil Corp.	10,768	478
Woori Financial Group, Inc.	139,146	2,316
Yuhan Corp.	11,444	884
		191,422
Taiwan – 18.1%
Accton Technology Corp.	108,000	2,685
Acer, Inc.	613,800	637
Advantech Co. Ltd.	103,661	1,207
Alchip Technologies Ltd.	15,873	1,671
ASE Technology Holding Co. Ltd.	704,928	3,532
Asia Cement Corp.	517,567	756
Asia Vital Components Co. Ltd.	68,000	1,720
Asustek Computer, Inc.	151,546	3,343
AUO Corp.*	1,286,172	544
Catcher Technology Co. Ltd.	136,111	988
Cathay Financial Holding Co. Ltd.	2,039,621	4,387
Chailease Holding Co. Ltd.	308,704	1,337
Chang Hwa Commercial Bank Ltd.	1,280,051	820
Cheng Shin Rubber Industry Co. Ltd.	385,184	499
China Airlines Ltd.	620,000	459
China Steel Corp.	2,440,156	1,571
Chunghwa Telecom Co. Ltd.	815,260	3,768
EQUITY FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Taiwan – 18.1%continued
Compal Electronics, Inc.	899,759	$889
CTBC Financial Holding Co. Ltd.	3,575,248	5,351
Delta Electronics, Inc.	416,343	5,861
E Ink Holdings, Inc.	186,000	1,408
E.Sun Financial Holding Co. Ltd.	3,078,185	3,463
Eclat Textile Co. Ltd.*	41,512	583
Elite Material Co. Ltd.	64,071	1,925
eMemory Technology, Inc.	13,000	1,045
Eva Airways Corp.	590,996	808
Evergreen Marine Corp. Taiwan Ltd.	230,544	1,571
Far Eastern New Century Corp.	583,272	658
Far EasTone Telecommunications Co. Ltd.	382,345	1,173
Feng TAY Enterprise Co. Ltd.	105,199	439
First Financial Holding Co. Ltd.	2,413,506	2,401
Formosa Chemicals & Fibre Corp.	727,499	572
Formosa Plastics Corp.	914,201	1,094
Fortune Electric Co. Ltd.	28,700	550
Fubon Financial Holding Co. Ltd.	1,732,927	5,181
Gigabyte Technology Co. Ltd.	109,000	1,050
Global Unichip Corp.	18,000	800
Globalwafers Co. Ltd.	56,709	583
Hon Hai Precision Industry Co. Ltd.	2,645,239	14,502
Hotai Motor Co. Ltd.	65,361	1,263
Hua Nan Financial Holdings Co. Ltd.	1,895,352	1,766
Innolux Corp.	1,510,283	605
International Games System Co. Ltd.	55,187	1,614
Inventec Corp.	565,314	815
Jentech Precision Industrial Co. Ltd.	18,752	964
KGI Financial Holding Co. Ltd.	3,387,143	1,734
Largan Precision Co. Ltd.	20,835	1,698
Lite-On Technology Corp.	457,964	1,733
Lotes Co. Ltd.	17,906	823
MediaTek, Inc.	323,836	13,788
Mega Financial Holding Co. Ltd.	2,507,100	3,524
Micro-Star International Co. Ltd.	143,000	703
Nan Ya Plastics Corp.	1,094,951	1,026
Nien Made Enterprise Co. Ltd.	40,000	559
Novatek Microelectronics Corp.	120,850	2,256
Pegatron Corp.	428,594	1,127
PharmaEssentia Corp.*	52,000	976
Pou Chen Corp.	477,093	506
President Chain Store Corp.	121,220	1,065
Quanta Computer, Inc.	578,576	5,411
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Taiwan – 18.1%continued
Realtek Semiconductor Corp.	102,457	$1,990
Ruentex Development Co. Ltd.	339,153	346
Shanghai Commercial & Savings Bank (The) Ltd.	813,904	1,293
Shin Kong Financial Holding Co. Ltd.*	3,255,756	1,262
SinoPac Financial Holdings Co. Ltd.	2,267,872	1,880
Synnex Technology International Corp.	267,554	590
Taishin Financial Holding Co. Ltd.	2,455,954	1,327
Taiwan Business Bank	1,429,296	751
Taiwan Cooperative Financial Holding Co. Ltd.	2,250,143	1,907
Taiwan High Speed Rail Corp.	383,000	371
Taiwan Mobile Co. Ltd.	377,076	1,485
Taiwan Semiconductor Manufacturing Co. Ltd.	5,229,686	188,823
TCC Group Holdings Co. Ltd.	1,398,576	1,221
Unimicron Technology Corp.	263,000	1,027
Uni-President Enterprises Corp.	1,031,150	2,860
United Microelectronics Corp.	2,413,043	3,658
Vanguard International Semiconductor Corp.	218,033	752
Voltronic Power Technology Corp.	15,000	647
Wan Hai Lines Ltd.	148,005	451
Wistron Corp.	583,000	2,433
Wiwynn Corp.	24,000	2,068
WPG Holdings Ltd.	357,290	859
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	85,629	1,415
Yang Ming Marine Transport Corp.	367,000	895
Yuanta Financial Holding Co. Ltd.*	2,209,210	2,584
Zhen Ding Technology Holding Ltd.	141,850	486
		349,168
Thailand – 1.0%
Advanced Info Service PCL	194,000	1,659
Advanced Info Service PCL NVDR	31,799	272
Airports of Thailand PCL NVDR	952,000	885
Bangkok Dusit Medical Services PCL NVDR	2,295,100	1,469
Bumrungrad Hospital PCL NVDR	116,887	501
Central Pattana PCL NVDR	421,000	599
Charoen Pokphand Foods PCL NVDR	858,957	608
CP ALL PCL (Registered)	905,200	1,225
CP ALL PCL NVDR	209,036	283
CP AXTRA PCL NVDR (Registered)	368,749	203
NORTHERN FUNDS QUARTERLY REPORT  30 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Thailand – 1.0%continued
Delta Electronics Thailand PCL NVDR	666,300	$1,964
Gulf Development PCL NVDR (Registered)*	951,186	1,135
Home Product Center PCL NVDR	1,446,304	289
Kasikornbank PCL NVDR	128,500	607
Krung Thai Bank PCL (Registered)	563,250	369
Krung Thai Bank PCL NVDR	145,793	96
Minor International PCL NVDR	722,630	516
PTT Exploration & Production PCL (Registered)	242,500	817
PTT Exploration & Production PCL NVDR	47,443	160
PTT Oil & Retail Business PCL NVDR (Registered)	637,600	222
PTT PCL (Registered)	1,835,000	1,693
PTT PCL NVDR	239,000	220
SCB X PCL (Registered)	145,800	527
SCB X PCL NVDR	42,376	153
Siam Cement (The) PCL (Registered)	51,000	263
Siam Cement (The) PCL NVDR	115,298	597
TMBThanachart Bank PCL NVDR	5,043,400	293
True Corp. PCL NVDR (Registered)*	2,283,123	780
		18,405
Turkey – 0.5%
Akbank T.A.S.	642,714	1,107
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	8	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	293,032	1,114
BIM Birlesik Magazalar A.S.	98,315	1,230
Coca-Cola Icecek A.S.	183,854	228
Eregli Demir ve Celik Fabrikalari T.A.S.*	815,077	549
Ford Otomotiv Sanayi A.S.	129,424	292
Haci Omer Sabanci Holding A.S.	267,211	606
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	150,014	584
Pegasus Hava Tasimaciligi A.S.*	45,987	299
Sasa Polyester Sanayi A.S.*	2,336,384	180
Turk Hava Yollari A.O.	117,564	842
Turkcell Iletisim Hizmetleri A.S.	254,003	617
Turkiye Is Bankasi A.S., Class C	1,986,419	670
Turkiye Petrol Rafinerileri A.S.	217,851	769
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Turkey – 0.5%continued
Turkiye Sise ve Cam Fabrikalari A.S.	244,667	$223
Yapi ve Kredi Bankasi A.S.*	741,010	593
		9,903
United Arab Emirates – 1.5%
Abu Dhabi Commercial Bank PJSC	623,758	2,289
Abu Dhabi Islamic Bank PJSC	308,410	1,805
Abu Dhabi National Oil Co. for Distribution PJSC	617,339	617
ADNOC Drilling Co. PJSC	694,680	1,078
Adnoc Gas PLC	1,327,273	1,236
Aldar Properties PJSC	822,923	1,999
Americana Restaurants International PLC - Foreign Co.	701,465	429
Dubai Electricity & Water Authority PJSC	1,283,566	985
Dubai Islamic Bank PJSC	633,849	1,565
Emaar Development PJSC	220,286	813
Emaar Properties PJSC	1,418,867	5,255
Emirates NBD Bank PJSC	406,661	2,524
Emirates Telecommunications Group Co. PJSC	728,804	3,493
First Abu Dhabi Bank PJSC	935,590	4,229
Multiply Group PJSC*	729,128	479
Salik Co. PJSC	368,847	608
		29,404
United Kingdom – 0.3%
Anglogold Ashanti PLC	107,892	4,917
United States – 0.1%
JBS N.V. BDR*	83,818	1,221
Legend Biotech Corp. ADR*	12,115	430
		1,651
Total Common Stocks
(Cost $1,046,836)		1,830,821

PREFERRED STOCKS – 1.6% (1)
Brazil – 1.1%
Banco Bradesco S.A.*	1,106,194	3,423
Centrais Eletricas Brasileiras S.A., Class B, 0.25%(6)	49,941	410
Cia Energetica de Minas Gerais, 3.05%(6)	371,721	742
Cia Paranaense de Energia - Copel, Class B, 3.52%(6)	239,800	550
Gerdau S.A., 3.00%(6)	266,946	786
EQUITY FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.6% (1)continued
Brazil – 1.1%continued
Itau Unibanco Holding S.A., 3.08%(6)	1,137,967	$7,722
Itausa S.A., 0.97%(6)	1,226,579	2,472
Petroleo Brasileiro S.A. - Petrobras, 3.93%(6)	990,461	5,719
		21,824
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.42%(6)	31,644	1,128
Colombia – 0.0%
Grupo Cibest S.A., 8.45%(6)	94,761	1,092
South Korea – 0.4%
Hyundai Motor Co., 8.12%(6)	4,481	513
Hyundai Motor Co. (2nd Preferred), 7.93%(6)	7,847	924
Samsung Electronics Co. Ltd., 2.93%(6)	171,828	6,301
		7,738
Total Preferred Stocks
(Cost $23,802)		31,782

RIGHTS – 0.0%
South Korea – 0.0%
Hanwha Aerospace Co. Ltd.*	508	102
POSCO Future M Co. Ltd.*	850	19
		121
Total Rights
(Cost $—)		121

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
YTL Corp. Bhd., Exp. 12/31/99, Strike MYR 1.50*	141,700	$27
YTL Power International Bhd., Exp. 12/31/99, Strike MYR 2.45*	112,700	41
		68
Total Warrants
(Cost $—)		68

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.9%
iShares Core MSCI Emerging Markets	63,000	$3,782
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(7) (8)	71,236,902	71,237
Total Investment Companies
(Cost $74,939)		75,019

Total Investments – 100.2%
(Cost $1,145,577)		1,937,811
Liabilities less Other Assets – (0.2%)		(4,726)
Net Assets – 100.0%		$1,933,085

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security. At June 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
VK CO Ltd. GDR	11/30/20-3/5/21	880
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	953

(4)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of this security amounted to $0 or 0.0% of net assets.

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2025 is disclosed.
†	Security is either wholly or partially on loan.
NORTHERN FUNDS QUARTERLY REPORT  32 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

MYR – Malaysian Ringgit

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Korean Won	492,880	United States Dollar	366	9/17/25	$—*
Citibank	United States Dollar	21	Taiwan Dollar	591	9/17/25	—*
Goldman Sachs	Indian Rupee	37,000	United States Dollar	430	9/17/25	—*
JPMorgan Chase	Indian Rupee	7,237	United States Dollar	84	9/17/25	—*
JPMorgan Chase	Taiwan Dollar	50,000	United States Dollar	1,770	9/17/25	19
Morgan Stanley	Hong Kong Dollar	5,228	United States Dollar	671	9/17/25	1
Morgan Stanley	United States Dollar	284	Korean Won	383,000	9/17/25	—*
Subtotal Appreciation						20
Barclays	South African Rand	4,500	United States Dollar	252	9/17/25	(— )*
Citibank	Brazilian Real	3,864	United States Dollar	683	9/17/25	(14)
Citibank	Hong Kong Dollar	6,500	United States Dollar	833	9/17/25	(— )*
Morgan Stanley	South African Rand	408	United States Dollar	22	9/17/25	(1)
Subtotal Depreciation						(15)
Total						$5

*	Amount rounds to less than one thousand.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	1,364	$84,125	Long	9/25	$2,187
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	23.9%
Information Technology	23.1
Consumer Discretionary	12.3
Communication Services	9.5
Industrials	6.6
Materials	5.6
Consumer Staples	4.3
Energy	4.1
Health Care	3.1
Utilities	2.5
Real Estate	1.5
Short-Term Investments	3.7
Total Investments	100.2
Liabilities less Other Assets	(0.2)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
EQUITY FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$59,626	$—	$—	$59,626
Chile	7,558	—	—	7,558
China	28,743	500,794	—	529,537
Egypt	1,118	—	—	1,118
Kazakhstan	371	—	—	371
Mexico	38,547	—	—	38,547
Peru	3,791	—	—	3,791
Philippines	2,959	5,690	—	8,649
United States	1,651	—	—	1,651
All Other Countries(1)	—	1,179,973	—	1,179,973
Total Common Stocks	144,364	1,686,457	—	1,830,821
Preferred Stocks:
Colombia	—	1,092	—	1,092
South Korea	—	7,738	—	7,738
All Other Countries(1)	22,952	—	—	22,952
Total Preferred Stocks	22,952	8,830	—	31,782
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Rights	$—	$121	$—	$121
Warrants	—	68	—	68
Investment Companies	75,019	—	—	75,019
Total Investments	$242,335	$1,695,476	$—	$1,937,811
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$20	$—	$20
Futures Contracts	2,187	—	—	2,187
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15)	—	(15)
Total Other Financial Instruments	$2,187	$5	$—	$2,192

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$104	$104	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	48,840	134,669	112,272	498	71,237	71,236,902
Total	$48,840	$134,773	$112,376	$498	$71,237	71,236,902

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  34 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 5.4%
Abacus Group	192,452	$142
Abacus Storage King	210,683	212
Arena REIT	158,664	388
BWP Trust	213,960	496
Centuria Industrial REIT	215,328	442
Centuria Office REIT	163,292	121
Charter Hall Long Wale REIT	241,809	649
Charter Hall Retail REIT	201,381	510
Charter Hall Social Infrastructure REIT	131,496	250
Dexus	426,195	1,866
Dexus Industria REIT	109,349	196
Goodman Group	809,084	18,236
GPT Group (The)	759,406	2,419
Growthpoint Properties Australia Ltd.	114,137	175
HomeCo Daily Needs REIT	658,689	544
Ingenia Communities Group	150,888	544
Lifestyle Communities Ltd.†	40,213	185
Mirvac Group	1,596,764	2,317
National Storage REIT	475,112	721
Region Group	466,910	678
Scentre Group	2,058,387	4,838
Stockland	945,156	3,343
Vicinity Ltd.	1,539,046	2,512
Waypoint REIT Ltd.	262,396	424
		42,208
Austria – 0.1%
CA Immobilien Anlagen A.G.	14,853	424
CPI Europe A.G.*	14,275	316
		740
Belgium – 0.9%
Aedifica S.A.	18,652	1,451
Cofinimmo S.A.	15,033	1,366
Montea N.V.	7,629	585
Retail Estates N.V.	4,668	338
Shurgard Self Storage Ltd.	13,281	579
Vastned N.V.	3,480	132
Warehouses De Pauw - C.V.A.	71,000	1,730
Xior Student Housing N.V.	14,036	508
		6,689
Brazil – 0.2%
Allos S.A.	152,459	638
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Brazil – 0.2%continued
Iguatemi S.A.	82,000	$351
Multiplan Empreendimentos Imobiliarios S.A.*	130,772	656
		1,645
Canada – 1.0%
Allied Properties Real Estate Investment Trust	22,864	288
Artis Real Estate Investment Trust	20,185	113
Boardwalk Real Estate Investment Trust	9,834	505
BSR Real Estate Investment Trust	11,449	149
Canadian Apartment Properties REIT	30,778	1,004
Choice Properties Real Estate Investment Trust	62,202	679
Crombie Real Estate Investment Trust	20,454	223
CT Real Estate Investment Trust	21,037	245
Dream Industrial Real Estate Investment Trust	55,784	483
First Capital Real Estate Investment Trust	42,082	561
Granite Real Estate Investment Trust	11,999	610
H&R Real Estate Investment Trust	51,521	404
InterRent Real Estate Investment Trust	28,550	283
Killam Apartment Real Estate Investment Trust	20,637	297
NorthWest Healthcare Properties Real Estate Investment Trust	47,357	173
Primaris Real Estate Investment Trust	19,478	211
RioCan Real Estate Investment Trust	55,257	719
Slate Grocery REIT, Class U	10,998	116
SmartCentres Real Estate Investment Trust	28,949	544
StorageVault Canada, Inc.	94,064	283
		7,890
Chile – 0.1%
Parque Arauco S.A.	266,469	562
China – 1.7%
C&D International Investment Group Ltd.	252,134	511
China Jinmao Holdings Group Ltd.	2,150,042	327
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	220,400	270
China Overseas Grand Oceans Group Ltd.	703,500	160
China Overseas Land & Investment Ltd.	1,526,042	2,651
China Resources Land Ltd.	1,278,398	4,338
China Vanke Co. Ltd., Class A*	223,740	201
EQUITY FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 1.7%continued
China Vanke Co. Ltd., Class H*	888,541	$554
Gemdale Properties & Investment Corp. Ltd.	2,130,000	85
Greentown China Holdings Ltd.	412,500	498
Guangzhou R&F Properties Co. Ltd., Class H*	523,600	63
Hopson Development Holdings Ltd.*	446,273	189
Longfor Group Holdings Ltd.	850,571	1,005
Poly Developments and Holdings Group Co. Ltd., Class A	282,000	320
Poly Property Group Co. Ltd.	819,000	157
Radiance Holdings Group Co. Ltd.*	297,000	115
Sasseur Real Estate Investment Trust	213,400	107
Seazen Group Ltd.*	965,904	287
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	108,216	87
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,000	133
Shenzhen Investment Ltd.*	1,071,191	122
Shui On Land Ltd.	1,497,277	137
Sunac China Holdings Ltd.*	3,199,000	582
Yanlord Land Group Ltd.*	219,000	86
Yuexiu Property Co. Ltd.	559,674	307
		13,292
Egypt – 0.0%
Talaat Moustafa Group	298,666	334
Finland – 0.1%
Citycon OYJ*	36,342	163
Kojamo OYJ*	54,973	717
		880
France – 1.7%
Altarea S.C.A.	2,001	239
Carmila S.A.*	23,162	454
Covivio S.A./France	22,534	1,423
Gecina S.A.	18,089	1,990
ICADE	13,636	383
Klepierre S.A.	84,668	3,355
Mercialys S.A.	38,412	482
Nexity S.A.* †	16,080	181
Unibail-Rodamco-Westfield*	48,272	4,620
		13,127
Germany – 2.1%
Aroundtown S.A.*	311,236	1,141
Grand City Properties S.A.*	27,996	366
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Germany – 2.1%continued
Hamborner REIT A.G.	28,693	$201
LEG Immobilien S.E.	29,511	2,618
Sirius Real Estate Ltd.	572,734	767
TAG Immobilien A.G.	70,971	1,261
Vonovia S.E.	294,607	10,377
		16,731
Greece – 0.0%
LAMDA Development S.A.*	26,993	201
Hong Kong – 3.4%
CK Asset Holdings Ltd.	767,000	3,386
Fortune Real Estate Investment Trust	643,000	395
Hang Lung Group Ltd.	326,000	568
Hang Lung Properties Ltd.	757,674	723
Henderson Land Development Co. Ltd.	578,555	2,026
Hongkong Land Holdings Ltd.	439,318	2,537
Hysan Development Co. Ltd.	249,045	448
Kerry Properties Ltd.	233,099	602
Link REIT	1,035,226	5,519
Sino Land Co. Ltd.	1,437,144	1,530
Sun Hung Kai Properties Ltd.	576,925	6,625
Wharf Real Estate Investment Co. Ltd.	665,317	1,884
Yuexiu Real Estate Investment Trust	1,001,477	111
		26,354
India – 1.9%
Anant Raj Ltd.	47,770	317
Brigade Enterprises Ltd.	53,980	699
Brookfield India Real Estate Trust	127,074	467
DLF Ltd.	291,798	2,852
Embassy Office Parks REIT	344,637	1,565
Godrej Properties Ltd.*	58,577	1,601
Keystone Realtors Ltd.	11,345	81
Macrotech Developers Ltd.	116,873	1,894
Mahindra Lifespace Developers Ltd.	46,102	194
Mindspace Business Parks REIT	89,211	416
NESCO Ltd.	9,411	128
Oberoi Realty Ltd.	51,412	1,143
Phoenix Mills (The) Ltd.	79,420	1,449
Prestige Estates Projects Ltd.	69,729	1,351
Puravankara Ltd.*	20,475	71
SignatureGlobal India Ltd.*	12,433	180
Sunteck Realty Ltd.	19,915	104
TARC Ltd.*	38,086	82
		14,594
NORTHERN FUNDS QUARTERLY REPORT  36 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Indonesia – 0.1%
Ciputra Development Tbk PT	3,603,336	$213
Pakuwon Jati Tbk PT	5,524,140	127
Rimo International Lestari Tbk PT(2) *	42,545,100	—
		340
Ireland – 0.0%
Irish Residential Properties REIT PLC	207,288	249
Israel – 1.0%
Africa Israel Residences Ltd.	2,765	247
Amot Investments Ltd.	95,417	646
Aura Investments Ltd.	64,185	459
Azrieli Group Ltd.	16,460	1,516
Blue Square Real Estate Ltd.	2,156	249
Electra Real Estate Ltd.*	12,502	186
Israel Canada T.R Ltd.	70,707	318
Isras Holdings Ltd.*	1,523	206
Isras Investment Co. Ltd.	544	155
Mega Or Holdings Ltd.	9,548	447
Melisron Ltd.	10,062	1,148
Mivne Real Estate KD Ltd.	238,279	892
Prashkovsky Investments and Construction Ltd.	2,607	92
REIT 1 Ltd.	78,328	527
Sella Capital Real Estate Ltd.	89,677	292
Summit Real Estate Holdings Ltd.	16,184	294
YH Dimri Construction & Development Ltd.	3,744	409
		8,083
Japan – 9.5%
Activia Properties, Inc.	775	661
Advance Residence Investment Corp.	1,156	1,201
AEON REIT Investment Corp.	681	599
Comforia Residential REIT, Inc.	276	549
CRE Logistics REIT, Inc.	222	233
Daiwa House Industry Co. Ltd.	223,200	7,690
Daiwa House REIT Investment Corp.	933	1,577
Daiwa Office Investment Corp.	217	482
Daiwa Securities Living Investments Corp.	792	525
Frontier Real Estate Investment Corp.	1,066	607
Fukuoka REIT Corp.	277	332
Global One Real Estate Investment Corp.	398	377
GLP J-REIT	1,842	1,658
Goldcrest Co. Ltd.	5,600	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 9.5%continued
Hankyu Hanshin REIT, Inc.	261	$283
Heiwa Real Estate Co. Ltd.	15,400	234
Heiwa Real Estate REIT, Inc.	428	402
Hoshino Resorts REIT, Inc.	233	390
Hulic Co. Ltd.	183,440	1,847
Hulic REIT, Inc.	533	577
Ichigo Office REIT Investment Corp.	398	254
Ichigo, Inc.	78,600	220
Industrial & Infrastructure Fund Investment Corp.	969	817
Invincible Investment Corp.	3,087	1,329
Japan Excellent, Inc.	492	457
Japan Hotel REIT Investment Corp.	2,055	1,084
Japan Logistics Fund, Inc.	930	604
Japan Metropolitan Fund Invest	2,810	1,992
Japan Prime Realty Investment Corp.	1,364	877
Japan Real Estate Investment Corp.	2,502	2,048
Katitas Co. Ltd.	20,400	354
KDX Realty Investment Corp.	1,614	1,748
Keihanshin Building Co. Ltd.	11,200	117
LaSalle Logiport REIT	727	702
Leopalace21 Corp.	67,500	291
Mirai Corp.	809	248
Mitsubishi Estate Co. Ltd.	423,480	7,923
Mitsubishi Estate Logistics REIT Investment Corp.	579	478
Mitsui Fudosan Co. Ltd.	1,052,586	10,168
Mitsui Fudosan Logistics Park, Inc.	1,228	891
Mori Hills REIT Investment Corp.	589	548
Mori Trust REIT, Inc.	1,094	524
Nippon Accommodations Fund, Inc.	910	744
Nippon Building Fund, Inc.	3,005	2,772
Nippon Prologis REIT, Inc.	2,752	1,520
NIPPON REIT Investment Corp.	670	411
Nomura Real Estate Holdings, Inc.	219,100	1,281
Nomura Real Estate Master Fund, Inc.	1,596	1,631
NTT UD REIT Investment Corp.	585	520
Orix JREIT, Inc.	1,059	1,381
Samty Residential Investment Corp.	154	104
Sekisui House REIT, Inc.	1,675	883
SOSiLA Logistics REIT, Inc.	227	181
Star Asia Investment Corp.	1,071	425
Sumitomo Realty & Development Co. Ltd.	123,225	4,751
EQUITY FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 9.5%continued
Sun Frontier Fudousan Co. Ltd.	11,400	$164
Takara Leben Real Estate Investment Corp.	383	240
Tokyo Tatemono Co. Ltd.	75,000	1,333
Tokyu REIT, Inc.	341	461
Tosei Corp.	11,500	206
United Urban Investment Corp.	1,188	1,279
		74,313
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	603,203	387
Kuwait Real Estate Co. K.S.C.	297,625	376
Mabanee Co. KPSC	267,425	765
National Real Estate Co. KPSC*	559,752	140
Salhia Real Estate Co. K.S.C.P.	171,136	228
		1,896
Malaysia – 0.4%
Axis Real Estate Investment Trust	598,062	277
Eco World Development Group Bhd.	403,600	188
IGB Real Estate Investment Trust	665,000	402
IOI Properties Group Bhd.	548,100	257
Mah Sing Group Bhd.	542,600	153
Matrix Concepts Holdings Bhd.	390,050	125
Pavilion Real Estate Investment Trust	578,800	220
Sime Darby Property Bhd.	1,218,500	417
SP Setia Bhd. Group	882,469	235
Sunway Real Estate Investment Trust	703,600	351
UEM Sunrise Bhd.	567,900	96
		2,721
Mauritius – 0.0%
Lighthouse Properties PLC	434,537	200
Mexico – 0.6%
Concentradora Fibra Danhos S.A. de C.V.	120,953	159
Corp. Inmobiliaria Vesta S.A.B. de C.V.	345,000	949
FIBRA Macquarie Mexico(3)	318,926	511
Fibra Uno Administracion S.A. de C.V.	1,114,933	1,541
Prologis Property Mexico S.A. de C.V.	407,984	1,538
		4,698
Netherlands – 0.1%
Eurocommercial Properties N.V.	16,533	522
Wereldhave N.V.	15,614	314
		836
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
New Zealand – 0.1%
Goodman Property Trust	441,045	$518
Kiwi Property Group Ltd.	647,604	351
		869
Norway – 0.0%
Entra ASA*	18,181	241
Philippines – 0.5%
AREIT, Inc.	379,900	276
Ayala Land, Inc.	2,652,781	1,273
Megaworld Corp.	3,048,001	107
Robinsons Land Corp.	551,196	133
SM Prime Holdings, Inc.	4,030,253	1,678
		3,467
Qatar – 0.0%
United Development Co. QSC	748,212	215
Romania – 0.2%
NEPI Rockcastle N.V.*	224,356	1,712
Saudi Arabia – 0.7%
Al Rajhi REIT	113,801	252
Alandalus Property Co.	19,714	116
Arabian Centres Co.	85,433	442
Arriyadh Development Co.	46,661	439
Dar Al Arkan Real Estate Development Co.*	213,319	1,092
Emaar Economic City*	79,609	285
Jabal Omar Development Co.*	233,310	1,252
Jadwa REIT Saudi Fund	75,341	203
Makkah Construction & Development Co.	39,461	968
Retal Urban Development Co.	97,403	411
		5,460
Singapore – 2.7%
AIMS APAC REIT	223,682	232
CapitaLand Ascendas REIT	1,487,234	3,136
CapitaLand Ascott Trust	1,055,514	735
CapitaLand China Trust	479,727	266
Capitaland India Trust	346,055	286
CapitaLand Integrated Commercial Trust	2,327,914	3,974
CDL Hospitality Trusts	319,352	197
City Developments Ltd.	201,100	821
Digital Core REIT Management Pte Ltd.	353,800	188
ESR-REIT	261,267	506
Far East Hospitality Trust	391,203	174
NORTHERN FUNDS QUARTERLY REPORT  38 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Singapore – 2.7%continued
Frasers Centrepoint Trust	535,009	$959
Frasers Hospitality Trust	318,300	175
Frasers Logistics & Commercial Trust	1,133,546	762
Hong Fok Corp. Ltd.	134,400	78
Keppel DC REIT	737,066	1,351
Keppel REIT	1,073,720	748
Lendlease Global Commercial REIT	675,222	276
Mapletree Industrial Trust	850,155	1,364
Mapletree Logistics Trust	1,431,326	1,329
Mapletree Pan Asia Commercial Trust	941,961	934
Parkway Life Real Estate Investment Trust	181,700	586
Starhill Global REIT	585,790	235
Stoneweg Europe Stapled Trust	143,671	257
Suntec Real Estate Investment Trust	767,891	683
UOL Group Ltd.	184,597	898
		21,150
South Africa – 0.5%
Equites Property Fund Ltd.	334,033	286
Fortress Real Estate Investments Ltd., Class B	466,981	530
Growthpoint Properties Ltd.	1,384,071	1,048
Hyprop Investments Ltd.	154,151	372
Redefine Properties Ltd.	2,572,970	666
Resilient REIT Ltd.	118,413	405
Vukile Property Fund Ltd.	478,529	531
		3,838
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	69,216	215
LOTTE REIT Co. Ltd.	62,556	174
SK REITs Co. Ltd.	62,395	214
		603
Spain – 0.4%
Aedas Homes S.A.	3,899	113
Inmobiliaria Colonial Socimi S.A.	127,003	899
Merlin Properties Socimi S.A.	156,102	2,047
		3,059
Sweden – 1.9%
Atrium Ljungberg AB, Class B	103,243	369
Castellum AB	165,191	2,182
Catena AB	18,315	935
Cibus Nordic Real Estate AB publ	26,619	527
Corem Property Group AB, Class B	234,135	129
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Sweden – 1.9%continued
Dios Fastigheter AB	42,084	$308
Fabege AB	86,613	780
Fastighets AB Balder, Class B*	285,137	2,131
FastPartner AB, Class A	21,009	129
Hufvudstaden AB, Class A	45,615	596
Intea Fastigheter AB	26,712	219
NP3 Fastigheter AB	13,836	395
Nyfosa AB	65,465	653
Pandox AB	43,259	762
Platzer Fastigheter Holding AB, Class B	23,517	199
Sagax AB, Class B	86,881	1,986
Samhallsbyggnadsbolaget i Norden AB	421,599	253
Wallenstam AB, Class B	154,858	790
Wihlborgs Fastigheter AB	108,045	1,175
		14,518
Switzerland – 1.6%
Allreal Holding A.G. (Registered)	6,030	1,416
Hiag Immobilien Holding A.G.	1,791	250
International Workplace Group PLC	302,803	868
Intershop Holding A.G.	2,315	415
Mobimo Holding A.G. (Registered)	2,797	1,144
PSP Swiss Property A.G. (Registered)	18,059	3,335
Swiss Prime Site A.G. (Registered)	31,696	4,762
		12,190
Taiwan – 0.4%
Advancetek Enterprise Co. Ltd.	91,000	224
Chong Hong Construction Co. Ltd.	68,000	199
Crowell Development Corp.	72,000	77
Da-Li Development Co. Ltd.	100,584	167
Farglory Land Development Co. Ltd.	102,462	225
Highwealth Construction Corp.	541,113	767
Huaku Development Co. Ltd.	101,800	373
Huang Hsiang Construction Corp.	48,457	72
Kindom Development Co. Ltd.	122,900	212
Prince Housing & Development Corp.	350,000	111
Ruentex Development Co. Ltd.	628,955	642
Sakura Development Co. Ltd.	113,461	257
Yungshin Construction & Development Co. Ltd.	27,000	115
		3,441
Thailand – 0.3%
Amata Corp. PCL NVDR	318,735	137
EQUITY FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Thailand – 0.3%continued
AP Thailand PCL (Registered)	441,405	$85
AP Thailand PCL NVDR	434,904	84
Central Pattana PCL (Registered)	581,626	827
Central Pattana PCL NVDR	220,298	314
Land & Houses PCL NVDR	3,081,700	325
Quality Houses PCL NVDR	2,544,400	100
Sansiri PCL NVDR	5,497,466	217
Supalai PCL (Registered)	280,445	125
Supalai PCL NVDR	144,200	64
WHA Corp. PCL NVDR	3,377,400	329
		2,607
Turkey – 0.1%
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	250,101	125
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	88,744	150
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	414,293	253
		528
United Arab Emirates – 0.7%
Aldar Properties PJSC	1,518,090	3,688
Deyaar Development PJSC	479,762	129
Emaar Development PJSC	403,840	1,490
RAK Properties PJSC*	649,173	255
		5,562
United Kingdom – 3.3%
Assura PLC	1,317,359	909
Big Yellow Group PLC	75,354	1,047
British Land (The) Co. PLC	395,159	2,042
Derwent London PLC	43,127	1,227
Empiric Student Property PLC	263,951	373
Grainger PLC	289,719	875
Great Portland Estates PLC	134,465	662
Hammerson PLC	195,660	809
Home REIT PLC(2) *	484,349	151
Land Securities Group PLC	278,898	2,416
LondonMetric Property PLC	913,049	2,545
Primary Health Properties PLC	509,691	692
PRS REIT (The) PLC	210,983	313
Safestore Holdings PLC	87,860	854
Segro PLC	510,334	4,762
Shaftesbury Capital PLC	591,042	1,268
Supermarket Income REIT PLC	499,116	584
Target Healthcare REIT PLC	251,024	359
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United Kingdom – 3.3%continued
Tritax Big Box REIT PLC	878,039	$1,779
UNITE Group (The) PLC	154,024	1,798
Workspace Group PLC	53,169	307
		25,772
United States – 53.5%
Acadia Realty Trust	46,864	870
Agree Realty Corp.	42,042	3,072
Alexander & Baldwin, Inc.	28,000	499
Alexander's, Inc.	891	201
Alexandria Real Estate Equities, Inc.	60,970	4,428
American Assets Trust, Inc.	19,463	384
American Healthcare REIT, Inc.	62,167	2,284
American Homes 4 Rent, Class A	130,195	4,696
Americold Realty Trust, Inc.	105,773	1,759
Apartment Investment and Management Co., Class A	50,967	441
Apple Hospitality REIT, Inc.	88,521	1,033
AvalonBay Communities, Inc.	55,722	11,339
Brandywine Realty Trust	66,096	284
Brixmor Property Group, Inc.	119,637	3,115
Broadstone Net Lease, Inc.	73,879	1,186
BXP, Inc.	58,845	3,970
Camden Property Trust	41,794	4,710
CareTrust REIT, Inc.	73,505	2,249
CBL & Associates Properties, Inc.	6,842	174
Centerspace	6,541	394
Community Healthcare Trust, Inc.	10,888	181
COPT Defense Properties	45,558	1,256
Cousins Properties, Inc.	65,463	1,966
CubeSmart	89,604	3,808
Curbline Properties Corp.	37,014	845
DiamondRock Hospitality Co.	81,942	628
Digital Realty Trust, Inc.	131,847	22,985
Diversified Healthcare Trust	66,888	239
Douglas Emmett, Inc.†	65,399	984
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	16,036	356
EastGroup Properties, Inc.	20,464	3,420
Elme Communities	34,077	542
Empire State Realty Trust, Inc., Class A	56,443	457
Equinix, Inc.	38,298	30,465
Equity LifeStyle Properties, Inc.	71,052	4,382
Equity Residential	133,761	9,027
Essex Property Trust, Inc.	25,176	7,135
NORTHERN FUNDS QUARTERLY REPORT  40 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 53.5%continued
Extra Space Storage, Inc.	83,104	$12,253
Federal Realty Investment Trust	32,297	3,068
First Industrial Realty Trust, Inc.	51,827	2,494
Four Corners Property Trust, Inc.	38,385	1,033
FRP Holdings, Inc.*	5,390	145
Getty Realty Corp.	19,579	541
Gladstone Commercial Corp.	16,131	231
Global Medical REIT, Inc.	24,643	171
Global Net Lease, Inc.	76,252	576
Healthcare Realty Trust, Inc.	131,682	2,088
Healthpeak Properties, Inc.	273,448	4,788
Highwoods Properties, Inc.	42,058	1,308
Host Hotels & Resorts, Inc.	271,154	4,165
Howard Hughes Holdings, Inc.*	12,750	861
Independence Realty Trust, Inc.	90,534	1,601
Innovative Industrial Properties, Inc.	11,249	621
InvenTrust Properties Corp.	30,089	824
Invitation Homes, Inc.	227,915	7,476
Iron Mountain, Inc.	114,996	11,795
JBG SMITH Properties	32,194	557
Kennedy-Wilson Holdings, Inc.	42,584	290
Kilroy Realty Corp.	43,884	1,506
Kimco Realty Corp.	265,916	5,590
Kite Realty Group Trust	86,809	1,966
LTC Properties, Inc.	17,523	606
LXP Industrial Trust	115,618	955
Macerich (The) Co.	98,828	1,599
Medical Properties Trust, Inc.†	199,827	861
Mid-America Apartment Communities, Inc.	45,761	6,773
National Health Investors, Inc.	18,259	1,280
National Storage Affiliates Trust	28,435	910
NETSTREIT Corp.†	31,542	534
NexPoint Residential Trust, Inc.	8,875	296
NNN REIT, Inc.	73,556	3,176
Omega Healthcare Investors, Inc.	110,311	4,043
One Liberty Properties, Inc.	6,546	156
Paramount Group, Inc.*	73,725	450
Park Hotels & Resorts, Inc.†	79,686	815
Pebblebrook Hotel Trust	47,358	473
Phillips Edison & Co., Inc.	49,311	1,727
Piedmont Realty Trust, Inc.	51,527	376
Plymouth Industrial REIT, Inc.	16,014	257
Prologis, Inc.	362,917	38,150
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 53.5%continued
Public Storage	61,805	$18,135
Realty Income Corp.	349,164	20,115
Regency Centers Corp.	67,467	4,806
Rexford Industrial Realty, Inc.	92,483	3,290
RLJ Lodging Trust	60,529	441
Ryman Hospitality Properties, Inc.	22,290	2,199
Sabra Health Care REIT, Inc.	92,807	1,711
Saul Centers, Inc.	5,039	172
Sila Realty Trust, Inc.	22,025	521
Simon Property Group, Inc.	127,702	20,529
SITE Centers Corp.	19,783	224
SL Green Realty Corp.	27,794	1,720
St. Joe (The) Co.	14,700	701
STAG Industrial, Inc.	73,031	2,650
Summit Hotel Properties, Inc.	43,656	222
Sun Communities, Inc.	49,939	6,317
Sunstone Hotel Investors, Inc.	75,660	657
Tanger, Inc.	44,278	1,354
Terreno Realty Corp.	40,338	2,262
UDR, Inc.	123,150	5,028
UMH Properties, Inc.	30,367	510
Universal Health Realty Income Trust	5,149	206
Urban Edge Properties	48,946	913
Ventas, Inc.	171,358	10,821
Veris Residential, Inc.	32,593	485
Vornado Realty Trust	63,856	2,442
Welltower, Inc.	253,865	39,027
Whitestone REIT	16,407	205
WP Carey, Inc.	85,702	5,346
Xenia Hotels & Resorts, Inc.	39,530	497
		418,655
Total Common Stocks
(Cost $528,042)		762,470

RIGHTS – 0.0%
South Korea – 0.0%
ESR Kendall Square REIT Co. Ltd.(4) *	10,719	—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow Equity Commonwealth (2) (5) *	75,000	—
Total Other
(Cost $—)		—
EQUITY FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(6) (7) (8)	2,758,453	$2,758
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(6) (7)	10,189,827	10,190
Total Investment Companies
(Cost $12,948)		12,948

Total Investments – 99.1%
(Cost $540,990)		775,418
Other Assets less Liabilities – 0.9%		6,943
Net Assets – 100.0%		$782,361

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of this security amounted to approximately $511,000 or 0.1% of net assets.

(4)	Value rounds to less than one thousand.
(5)	Restricted security. At June 30, 2025, the value of this restricted security amounted to $0 or 0.0% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Equity Commonwealth	10/18/10	$—

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2025 is disclosed.
(8)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP Paribas	United States Dollar	479	Singapore Dollar	611	9/17/25	$5
Citibank	Korean Won	369,053	United States Dollar	274	9/17/25	—*
Citibank	United States Dollar	316	Australian Dollar	488	9/17/25	5
JPMorgan Chase	Indian Rupee	2,221	United States Dollar	26	9/17/25	—*
Morgan Stanley	Norwegian Krone	860	United States Dollar	86	9/17/25	1
Morgan Stanley	United States Dollar	167	Swedish Krona	1,580	9/17/25	1
Subtotal Appreciation						12
Bank of Montreal	British Pound	488	United States Dollar	660	9/17/25	(9)
Citibank	Brazilian Real	1,400	United States Dollar	247	9/17/25	(5)
Citibank	Taiwan Dollar	20,844	United States Dollar	729	9/17/25	(1)
Morgan Stanley	Canadian Dollar	126	United States Dollar	93	9/17/25	(— )*
Morgan Stanley	Euro	2,119	United States Dollar	2,455	9/17/25	(55)
Morgan Stanley	Swiss Franc	786	United States Dollar	979	9/17/25	(22)
Morgan Stanley	United States Dollar	111	Hong Kong Dollar	864	9/17/25	(— )*
UBS	Japanese Yen	113,028	United States Dollar	791	9/17/25	(1)
Subtotal Depreciation						(93)
Total						$(81)

*	Amount rounds to less than one thousand.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	17	$5,313	Long	9/25	$48
MSCI EAFE Index (United States Dollar)	68	9,118	Long	9/25	82
NORTHERN FUNDS QUARTERLY REPORT  42 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2025 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	58	$3,577	Long	9/25	$10
S&P/TSX 60 Index (Canadian Dollar)	9	2,115	Long	9/25	25
Total					$165
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	97.3%
Consumer Discretionary	0.2
Short-Term Investments	1.6
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$1,645	$—	$—	$1,645
Canada	7,890	—	—	7,890
Chile	562	—	—	562
Egypt	334	—	—	334
Mexico	4,698	—	—	4,698
Singapore	257	20,893	—	21,150
United Kingdom	—	25,621	151	25,772
United States	418,655	—	—	418,655
All Other Countries(1)	—	281,764	—	281,764
Total Common Stocks	434,041	328,278	151	762,470
Investment Companies	12,948	—	—	12,948
Total Investments	$446,989	$328,278	$151	$775,418
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$12	$—	$12
Futures Contracts	165	—	—	165
Liabilities
Forward Foreign Currency Exchange Contracts	—	(93)	—	(93)
Total Other Financial Instruments	$165	$(81)	$—	$84

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$3,900	$1,142	$— (1),*	$2,758	2,758,453
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,255	59,475	59,540	92	10,190	10,189,827
Total	$10,255	$63,375	$60,682	$92	$12,948	12,948,280

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
EQUITY FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 99.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	170,955	$5,341
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,553
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	46,879	3,912
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	84,602	4,960
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	42,243	9,463
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	38,712	2,396
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	4,952
iShares 20+ Year Treasury Bond ETF	17,830	1,574
iShares 3-7 Year Treasury Bond ETF	52,095	6,204
iShares 7-10 Year Treasury Bond ETF	20,390	1,953
iShares MBS ETF	35,300	3,314
Northern Funds - Fixed Income Fund(1)	1,051,783	9,424
Northern Funds - High Yield Fixed Income Fund(1)	246,309	1,502
Northern Funds - International Equity Index Fund(1)	293,223	4,882
Northern Funds - Small Cap Core Fund(1)	77,155	1,917
Northern Funds - Stock Index Fund(1)	233,682	14,696
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(1) (2)	1,081,528	1,082
Total Investment Companies
(Cost $67,444)		79,125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(3) (4)	$49	$48
Total Short-Term Investments
(Cost $48)		48

Total Investments – 100.0%
(Cost $67,492)		79,173
Liabilities less Other Assets – (0.0%)		(10)
NET ASSETS – 100.0%		$79,163

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of June 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  44 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	June 30, 2025 (UNAUDITED)
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond	12	$1,386	Long	9/25	$52
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$79,125	$—	$—	$79,125
Short-Term Investments	—	48	—	48
Total Investments	$79,125	$48	$—	$79,173
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$52	$—	$—	$52
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	$2,071	$2,885	$—	$385	$—	$71	$5,341	170,955
FlexShares® Global Quality Real Estate Index Fund	771	—	721	50	(100)	—	—	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	1,564	—	—	(11)	—	27	1,553	64,503
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,507	—	—	405	—	55	3,912	46,879
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,834	—	435	522	39	16	4,960	84,602
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	8,968	—	295	755	35	30	9,463	42,243
FlexShares® STOXX Global Broad Infrastructure Index Fund	807	2,359	781	52	(41)	21	2,396	38,712
FlexShares® U.S. Quality Low Volatility Index Fund	4,794	—	—	158	—	20	4,952	72,722
Northern Funds - Fixed Income Fund	11,746	—	2,341	66	(47)	113	9,424	1,051,783
Northern Funds - High Yield Fixed Income Fund	2,364	—	865	29	(26)	26	1,502	246,309
Northern Funds - International Equity Index Fund	4,372	—	—	510	—	—	4,882	293,223
Northern Funds - Small Cap Core Fund	1,799	—	—	118	—	—	1,917	77,155
Northern Funds - Stock Index Fund	18,330	—	4,914	1,364	(84)	45	14,696	233,682
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,162	4,701	4,781	—	—	19	1,082	1,081,528
Total	$67,089	$9,945	$15,133	$4,403	$(224)	$443	$66,080	3,504,296
EQUITY FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INCOME EQUITY FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4%
Aerospace & Defense – 0.8%
Lockheed Martin Corp.	4,099	$1,898
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	16,124	1,628
Automobiles – 0.6%
Tesla, Inc.(1) *	4,279	1,359
Banks – 2.8%
Bank of America Corp.	5,403	256
Citigroup, Inc.	39,952	3,401
Comerica, Inc.	9,332	556
JPMorgan Chase & Co.	8,036	2,330
		6,543
Beverages – 0.1%
PepsiCo, Inc.	1,844	243
Biotechnology – 2.8%
AbbVie, Inc.	18,381	3,412
Amgen, Inc.	1,818	508
Gilead Sciences, Inc.	23,535	2,609
		6,529
Broadline Retail – 3.4%
Amazon.com, Inc.(1) *	33,007	7,241
eBay, Inc.	10,952	816
		8,057
Capital Markets – 2.8%
Bank of New York Mellon (The) Corp.	15,828	1,442
Invesco Ltd.	78,648	1,240
Janus Henderson Group PLC	14,594	567
Lazard, Inc.	11,395	547
Morgan Stanley	6,239	879
State Street Corp.	11,055	1,176
Virtu Financial, Inc., Class A	17,017	762
		6,613
Chemicals – 1.1%
CF Industries Holdings, Inc.	8,499	782
FMC Corp.	3,107	130
LyondellBasell Industries N.V., Class A	10,811	625
NewMarket Corp.	317	219
Scotts Miracle-Gro (The) Co.	11,586	764
		2,520
Communications Equipment – 1.8%
Cisco Systems, Inc.	52,560	3,647
Ubiquiti, Inc.	1,565	644
		4,291
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Consumer Finance – 0.6%
Ally Financial, Inc.	14,512	$565
OneMain Holdings, Inc.	13,817	788
		1,353
Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	933	924
Distributors – 0.0%
Pool Corp.	25	7
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,518	248
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	102,191	2,958
Verizon Communications, Inc.	13,802	597
		3,555
Electric Utilities – 1.3%
Duke Energy Corp.	15,101	1,782
Southern (The) Co.	14,715	1,351
		3,133
Electrical Equipment – 1.3%
Emerson Electric Co.	8,928	1,190
Rockwell Automation, Inc.	3,370	1,120
Vertiv Holdings Co., Class A	5,208	669
		2,979
Energy Equipment & Services – 0.5%
Schlumberger N.V.	35,311	1,193
Entertainment – 0.2%
Playtika Holding Corp.	78,569	372
Financial Services – 2.7%
Berkshire Hathaway, Inc., Class B*	4,557	2,214
Equitable Holdings, Inc.	8,567	481
Fidelity National Information Services, Inc.	15,126	1,231
MGIC Investment Corp.	14,846	413
Visa, Inc., Class A	4,578	1,625
Western Union (The) Co.	62,187	524
		6,488
Gas Utilities – 0.3%
UGI Corp.	18,505	674
Ground Transportation – 0.7%
Old Dominion Freight Line, Inc.	4,179	678
Union Pacific Corp.	4,721	1,086
		1,764
NORTHERN FUNDS QUARTERLY REPORT  46 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	3,162	$430
ResMed, Inc.	2,704	698
		1,128
Health Care Providers & Services – 0.5%
Chemed Corp.	170	83
McKesson Corp.	421	308
Premier, Inc., Class A	29,488	647
UnitedHealth Group, Inc.	691	215
		1,253
Health Care Real Estate Investment Trusts – 0.2%
Omega Healthcare Investors, Inc.	14,658	537
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	19,183	295
Park Hotels & Resorts, Inc.	44,116	451
		746
Hotels, Restaurants & Leisure – 0.7%
Vail Resorts, Inc.	4,249	668
Wendy's (The) Co.	44,966	513
Yum! Brands, Inc.	3,640	539
		1,720
Household Products – 2.2%
Clorox (The) Co.	5,569	669
Kimberly-Clark Corp.	8,446	1,089
Procter & Gamble (The) Co.	21,953	3,497
		5,255
Independent Power & Renewable Electricity Producers – 0.6%
Brookfield Renewable Corp.	22,804	748
Clearway Energy, Inc., Class C	20,886	668
		1,416
Industrial Conglomerates – 0.8%
3M Co.	11,918	1,814
Insurance – 2.3%
Aflac, Inc.	11,512	1,214
First American Financial Corp.	9,624	591
MetLife, Inc.	16,157	1,299
Old Republic International Corp.	15,794	607
Principal Financial Group, Inc.	10,005	795
Prudential Financial, Inc.	9,661	1,038
		5,544
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Interactive Media & Services – 7.7%
Alphabet, Inc., Class A(1)	43,931	$7,742
Meta Platforms, Inc., Class A(1)	14,432	10,652
		18,394
IT Services – 2.0%
Accenture PLC, Class A	3,119	932
Amdocs Ltd.	6,805	621
Cognizant Technology Solutions Corp., Class A	9,334	729
International Business Machines Corp.	8,183	2,412
		4,694
Leisure Products – 0.6%
Hasbro, Inc.	18,933	1,398
Machinery – 1.3%
Caterpillar, Inc.	382	148
Illinois Tool Works, Inc.	5,757	1,424
Otis Worldwide Corp.	7,223	715
Snap-on, Inc.	2,822	878
		3,165
Media – 0.5%
Nexstar Media Group, Inc.	3,779	653
Omnicom Group, Inc.	5,988	431
		1,084
Metals & Mining – 0.3%
Southern Copper Corp.	7,457	754
Mortgage Real Estate Investment Trusts – 0.8%
Annaly Capital Management, Inc.	31,288	589
Rithm Capital Corp.	56,930	643
Starwood Property Trust, Inc.	33,780	678
		1,910
Multi-Utilities – 0.9%
Consolidated Edison, Inc.	9,260	929
Dominion Energy, Inc.	22,567	1,276
		2,205
Office Real Estate Investment Trusts – 0.5%
Highwoods Properties, Inc.	19,897	618
Kilroy Realty Corp.	19,721	677
		1,295
Oil, Gas & Consumable Fuels – 2.0%
Antero Midstream Corp.	35,015	664
Chevron Corp.	571	82
Civitas Resources, Inc.	15,499	426
EOG Resources, Inc.	12,400	1,483
EQUITY FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Oil, Gas & Consumable Fuels – 2.0%continued
Exxon Mobil Corp.	717	$77
Marathon Petroleum Corp.	8,732	1,450
Texas Pacific Land Corp.	471	498
		4,680
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	3,301	284
Personal Care Products – 0.4%
Kenvue, Inc.	45,339	949
Pharmaceuticals – 4.2%
Bristol-Myers Squibb Co.	43,981	2,036
Eli Lilly & Co.	887	691
Johnson & Johnson	14,220	2,172
Merck & Co., Inc.	25,957	2,055
Organon & Co.	41,046	397
Pfizer, Inc.	110,224	2,672
		10,023
Professional Services – 1.9%
Automatic Data Processing, Inc.	8,520	2,628
Broadridge Financial Solutions, Inc.	3,077	748
Paychex, Inc.	8,207	1,194
Robert Half, Inc.	840	34
		4,604
Residential Real Estate Investment Trusts – 1.0%
Camden Property Trust	6,257	705
Equity Residential	14,623	987
Mid-America Apartment Communities, Inc.	4,308	638
		2,330
Retail Real Estate Investment Trusts – 0.7%
Brixmor Property Group, Inc.	21,613	563
Simon Property Group, Inc.	7,399	1,189
		1,752
Semiconductors & Semiconductor Equipment – 14.9%
Applied Materials, Inc.	675	123
Broadcom, Inc.	19,752	5,445
KLA Corp.	2,326	2,083
Lam Research Corp.	24,028	2,339
NVIDIA Corp.(1)	132,735	20,971
NXP Semiconductors N.V.	972	212
QUALCOMM, Inc.	17,914	2,853
Skyworks Solutions, Inc.	19,628	1,463
		35,489
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Software – 8.8%
Bentley Systems, Inc., Class B	9,722	$525
Gen Digital, Inc.	42,000	1,235
Intuit, Inc.	4,268	3,362
Microsoft Corp.	29,914	14,879
Salesforce, Inc.	3,691	1,006
		21,007
Specialized Real Estate Investment Trusts – 0.9%
Lamar Advertising Co., Class A	5,457	662
Public Storage	4,049	1,188
VICI Properties, Inc.	10,837	354
		2,204
Specialty Retail – 2.0%
Bath & Body Works, Inc.	304	9
Best Buy Co., Inc.	17,429	1,170
Home Depot (The), Inc.	4,549	1,668
Lowe's Cos., Inc.	4,529	1,005
Williams-Sonoma, Inc.	5,085	831
		4,683
Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.(1)	77,666	15,935
HP, Inc.	33,464	819
NetApp, Inc.	8,375	892
		17,646
Textiles, Apparel & Luxury Goods – 1.4%
Carter's, Inc.	1,903	57
NIKE, Inc., Class B	26,040	1,850
Tapestry, Inc.	16,273	1,429
		3,336
Tobacco – 2.4%
Altria Group, Inc.	37,341	2,189
Philip Morris International, Inc.	19,329	3,521
		5,710
Trading Companies & Distributors – 0.6%
Fastenal Co.	29,365	1,233
MSC Industrial Direct Co., Inc., Class A	2,206	188
		1,421
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	4,702	1,120
Total Common Stocks
(Cost $152,990)		233,921

NORTHERN FUNDS QUARTERLY REPORT  48 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(2) (3)	3,021,077	$3,021
Total Investment Companies
(Cost $3,021)		3,021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(4) (5)	$252	$248
Total Short-Term Investments
(Cost $248)		248

Total Investments – 99.8%
(Cost $156,259)		237,190
Other Assets less Liabilities – 0.2%		411
NET ASSETS – 100.0%		$237,601

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	113	$3,533	Long	9/25	$111
At June 30, 2025, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 7/18/25, Strike Price $200.00	(439)	$(7,736)	$(10)
Amazon.com, Inc., Exp. Date 7/18/25, Strike Price $240.00	(330)	(7,240)	(15)
Apple, Inc., Exp. Date 7/18/25, Strike Price $240.00	(388)	(7,961)	(4)
Meta Platforms, Inc., Class A, Exp. Date 7/18/25, Strike Price $800.00	(144)	(10,628)	(28)
NVIDIA Corp., Exp. Date 7/18/25, Strike Price $180.00	(1,327)	(20,965)	(29)
Tesla, Inc., Exp. Date 7/18/25, Strike Price $500.00	(42)	(1,334)	(1)
Total Written Options Contracts			$(87)
(Premiums Received (000s) $39)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$233,921	$—	$—	$233,921
Investment Companies	3,021	—	—	3,021
Short-Term Investments	—	248	—	248
Total Investments	$236,942	$248	$—	$237,190
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$111	$—	$—	$111
Liabilities
Written Options	(87)	—	—	(87)
Total Other Financial Instruments	$24	$—	$—	$24

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,565	$8,205	$7,749	$22	$3,021	3,021,077
NORTHERN FUNDS QUARTERLY REPORT  50 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)
Australia – 5.4%
ANZ Group Holdings Ltd.	87,983	$1,689
Aristocrat Leisure Ltd.	17,238	739
BlueScope Steel Ltd.	29,745	455
Cochlear Ltd.	247	49
Computershare Ltd.	13,679	359
Fortescue Ltd.	142,124	1,430
Glencore PLC*	28,837	112
National Australia Bank Ltd.	1,795	47
Origin Energy Ltd.	32,821	233
Pro Medicus Ltd.	2,770	520
Qantas Airways Ltd.	29,892	211
QBE Insurance Group Ltd.	15,397	237
Rio Tinto PLC	13,291	775
Scentre Group	32,734	77
Stockland	191,980	679
Telstra Group Ltd.	159,624	508
WiseTech Global Ltd.	4,173	300
		8,420
Austria – 0.0%
Verbund A.G.	487	37
Belgium – 1.0%
Ageas S.A./N.V.	18,252	1,232
D'ieteren Group	1,694	364
		1,596
Brazil – 0.5%
Yara International ASA	20,889	772
Canada – 10.9%
Agnico Eagle Mines Ltd.	2,526	301
AltaGas Ltd.	7,270	211
Barrick Mining Corp.	37,328	777
CAE, Inc.*	17,869	524
Canadian Imperial Bank of Commerce	15,895	1,128
Canadian National Railway Co.	6,594	687
Canadian Natural Resources Ltd.	50,474	1,586
Canadian Utilities Ltd., Class A	4,768	132
CCL Industries, Inc., Class B	12,816	747
Celestica, Inc.*	2,101	328
CGI, Inc.	8,581	901
Emera, Inc.	5,846	268
Empire Co. Ltd., Class A	14,605	606
Fairfax Financial Holdings Ltd.	892	1,610
Fortis, Inc.	121	6
Gildan Activewear, Inc.	18,801	926
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Canada – 10.9%continued
iA Financial Corp., Inc.	3,290	$361
IGM Financial, Inc.	38,443	1,215
Imperial Oil Ltd.	6,964	553
Lundin Gold, Inc.	6,754	357
Manulife Financial Corp.	53,640	1,715
Open Text Corp.	988	29
Power Corp. of Canada	10,662	416
Shopify, Inc., Class A*	1,636	189
Suncor Energy, Inc.	29,045	1,088
TFI International, Inc.	3,105	279
		16,940
China – 1.7%
BOC Hong Kong Holdings Ltd.	286,802	1,248
Prosus N.V.*	20,312	1,138
SITC International Holdings Co. Ltd.	30,702	98
Yangzijiang Shipbuilding Holdings Ltd.	70,400	123
		2,607
Denmark – 2.8%
AP Moller - Maersk A/S, Class B	234	436
Carlsberg A/S, Class B	2,517	357
Demant A/S*	18,912	790
Novo Nordisk A/S, Class B	6,669	465
Pandora A/S	7,482	1,313
ROCKWOOL A/S, Class B	20,102	941
Vestas Wind Systems A/S	2,221	33
		4,335
Finland – 1.7%
Fortum OYJ	12,588	236
Kone OYJ, Class B	6,580	433
Orion OYJ, Class B	8,088	609
Wartsila OYJ Abp	55,129	1,303
		2,581
France – 8.2%
Bouygues S.A.	10,710	485
Bureau Veritas S.A.	39,257	1,354
Capgemini S.E.	6,265	1,072
Carrefour S.A.	16,578	234
Cie Generale des Etablissements Michelin S.C.A.	1,192	44
Danone S.A.	7,957	650
Dassault Aviation S.A.	313	111
Eiffage S.A.	6,001	844
Engie S.A.	21,198	499
EQUITY FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
France – 8.2%continued
FDJ UNITED	17,551	$689
Ipsen S.A.	4,023	480
Klepierre S.A.	25,346	1,004
Publicis Groupe S.A.	10,461	1,181
Safran S.A.	5,378	1,752
Societe Generale S.A.	27,960	1,602
TotalEnergies S.E.	13,579	835
		12,836
Germany – 7.1%
adidas A.G.	2,342	546
Continental A.G.	12,247	1,069
Deutsche Boerse A.G.	5,129	1,674
Deutsche Post A.G.	24,879	1,150
Deutsche Telekom A.G. (Registered)	51,599	1,889
E.ON S.E.	7,115	131
Evonik Industries A.G.	5,513	114
Fresenius Medical Care A.G.	22,289	1,278
Fresenius S.E. & Co. KGaA	2,455	123
Heidelberg Materials A.G.	4,512	1,060
RWE A.G.	5,894	246
SAP S.E.	2,622	797
Siemens A.G. (Registered)	3,868	992
Siemens Healthineers A.G.	1,009	56
		11,125
Hong Kong – 1.8%
CK Asset Holdings Ltd.	107,992	477
CLP Holdings Ltd.	28,595	241
Futu Holdings Ltd. ADR	11,673	1,443
Hong Kong & China Gas Co. Ltd.	194,648	163
Sun Hung Kai Properties Ltd.	30,986	356
WH Group Ltd.(2)	140,189	135
		2,815
Ireland – 0.3%
AIB Group PLC	61,837	509
Israel – 1.9%
Bank Leumi Le-Israel B.M.	74,456	1,386
Check Point Software Technologies Ltd.*	4,562	1,009
ICL Group Ltd.	73,526	504
		2,899
Italy – 3.7%
Enel S.p.A.	76,671	728
Intesa Sanpaolo S.p.A.	292,313	1,685
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Italy – 3.7%continued
Poste Italiane S.p.A.	61,970	$1,332
Ryanair Holdings PLC	20,425	578
UniCredit S.p.A.	16,792	1,126
Unipol Assicurazioni S.p.A.	11,621	230
		5,679
Japan – 19.1%
Asahi Kasei Corp.	28,500	202
Asics Corp.	29,700	759
Bandai Namco Holdings, Inc.	14,200	508
Canon, Inc.	13,300	385
Central Japan Railway Co.	2,200	49
Chubu Electric Power Co., Inc.	2,400	30
Chugai Pharmaceutical Co. Ltd.	1,600	84
Dai-ichi Life Holdings, Inc.	55,000	416
Daito Trust Construction Co. Ltd.	920	100
Daiwa House Industry Co. Ltd.	11,000	379
Fast Retailing Co. Ltd.	900	308
Fujikura Ltd.	12,200	641
Hitachi Ltd.	10,800	313
Hoya Corp.	3,300	392
Isuzu Motors Ltd.	84,500	1,070
ITOCHU Corp.	33,127	1,741
Japan Airlines Co. Ltd.	32,300	658
Kansai Electric Power (The) Co., Inc.	4,900	58
Kao Corp.	25,000	1,119
Kawasaki Kisen Kaisha Ltd.	24,400	345
KDDI Corp.	45,238	777
Komatsu Ltd.	33,400	1,093
Konami Group Corp.	8,100	1,279
LY Corp.	186,600	687
Makita Corp.	39,100	1,202
MEIJI Holdings Co. Ltd.	4,700	104
Mitsubishi Corp.	23,300	465
Mitsubishi UFJ Financial Group, Inc.	81,800	1,120
Mizuho Financial Group, Inc.	5,600	154
Murata Manufacturing Co. Ltd.	37,600	556
Nintendo Co. Ltd.	1,900	182
Nitto Denko Corp.	63,700	1,229
Ono Pharmaceutical Co. Ltd.	80,000	867
ORIX Corp.	36,700	828
Osaka Gas Co. Ltd.	1,200	31
SCREEN Holdings Co. Ltd.	2,200	179
SCSK Corp.	17,000	512
SG Holdings Co. Ltd.	2,900	32
NORTHERN FUNDS QUARTERLY REPORT  52 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 19.1%continued
Shionogi & Co. Ltd.	16,200	$292
Sony Group Corp.	20,300	529
Subaru Corp.	67,000	1,164
Sumitomo Corp.	21,300	549
Sumitomo Electric Industries Ltd.	36,300	774
Sumitomo Mitsui Financial Group, Inc.	82,600	2,071
Suntory Beverage & Food Ltd.	22,076	707
Suzuki Motor Corp.	4,000	48
TIS, Inc.	20,800	698
Tokyo Electron Ltd.	7,800	1,489
Tokyo Gas Co. Ltd.	600	20
West Japan Railway Co.	10,000	229
Yokogawa Electric Corp.	14,000	373
		29,797
Luxembourg – 0.1%
ArcelorMittal S.A.	3,328	105
Netherlands – 2.4%
Adyen N.V.*	15	28
ASML Holding N.V.	2,336	1,870
Koninklijke Ahold Delhaize N.V.	36,145	1,511
Koninklijke KPN N.V.	49,570	242
Wolters Kluwer N.V.	363	61
		3,712
Norway – 1.0%
Equinor ASA	16,815	425
Norsk Hydro ASA	69,168	394
Orkla ASA	68,529	745
		1,564
Portugal – 0.1%
Jeronimo Martins SGPS S.A.	6,128	155
Singapore – 1.6%
Oversea-Chinese Banking Corp. Ltd.	119,200	1,530
Sea Ltd. ADR*	631	101
Singapore Technologies Engineering Ltd.	151,500	929
		2,560
Spain – 3.8%
Acciona S.A.	1,135	204
ACS Actividades de Construccion y Servicios S.A.	6,689	465
Aena SME S.A.(2)	51,200	1,367
Amadeus IT Group S.A.	4,220	357
Banco Bilbao Vizcaya Argentaria S.A.	139,676	2,148
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Spain – 3.8%continued
CaixaBank S.A.	62,537	$542
Endesa S.A.	7,546	239
Iberdrola S.A.	32,938	633
		5,955
Sweden – 2.2%
Boliden AB*	7,692	241
Evolution AB	10,445	831
Hexagon AB, Class B	3,265	33
Sandvik AB	9,421	216
Skanska AB, Class B	24,911	580
Swedbank AB, Class A	39,401	1,044
Tele2 AB, Class B	28,680	419
		3,364
Switzerland – 2.3%
ABB Ltd. (Registered)	25,978	1,553
Cie Financiere Richemont S.A., Class A (Registered)	645	122
Logitech International S.A. (Registered)	13,934	1,259
Sonova Holding A.G. (Registered)	603	180
Temenos A.G. (Registered)	6,130	439
		3,553
United Kingdom – 9.3%
3i Group PLC	23,843	1,349
Associated British Foods PLC	14,459	408
AstraZeneca PLC	2,683	374
Barclays PLC	435,830	2,019
Centrica PLC	109,596	243
DCC PLC	3,245	211
Hikma Pharmaceuticals PLC	23,221	634
HSBC Holdings PLC	100,521	1,217
Imperial Brands PLC	35,202	1,390
Marks & Spencer Group PLC	155,089	754
National Grid PLC	35,683	522
NatWest Group PLC	94,562	664
Next PLC	7,144	1,220
Reckitt Benckiser Group PLC	5,698	388
RELX PLC	19,501	1,058
Rolls-Royce Holdings PLC	37,703	501
Sage Group (The) PLC	30,029	516
Smiths Group PLC	27,334	843
SSE PLC	1,003	25
EQUITY FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
United Kingdom – 9.3%continued
Standard Chartered PLC	3,191	$53
Vodafone Group PLC	30,128	32
		14,421
United States – 8.4%
Amrize Ltd.*	7,467	372
CSL Ltd.	164	26
GSK PLC	92,281	1,759
Holcim A.G.*	7,467	556
Nestle S.A. (Registered)	6,007	597
Novartis A.G. (Registered)	25,764	3,117
Roche Holding A.G. (Genusschein)	7,503	2,453
Sanofi S.A.	6,736	652
Shell PLC	69,159	2,423
Swiss Re A.G.	6,517	1,131
		13,086
Total Common Stocks
(Cost $117,060)		151,423

PREFERRED STOCKS – 0.8% (1)
Germany – 0.8%
Henkel A.G. & Co. KGaA, 3.06%(3)	16,610	1,305
Total Preferred Stocks
(Cost $1,289)		1,305

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(4) (5)	572,460	572
Total Investment Companies
(Cost $572)		572

Total Investments – 98.5%
(Cost $118,921)		153,300
Other Assets less Liabilities – 1.5%		2,326
Net Assets – 100.0%		$155,626

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of these securities amounted to approximately $1,502,000 or
1.0% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	24	$1,506	Long	9/25	$—*
FTSE 100 Index (British Pound)	3	362	Long	9/25	(4)
S&P/TSX 60 Index (Canadian Dollar)	1	235	Long	9/25	3
SPI 200 Index (Australian Dollar)	1	140	Long	9/25	(— )*
Yen Denominated Nikkei 225 (Japanese Yen)	4	560	Long	9/25	32
Total					$31

*	Amount rounds to less than one thousand.
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	24.5%
Industrials	17.9
Health Care	9.8
Consumer Discretionary	9.3
Information Technology	8.3
Consumer Staples	7.2
NORTHERN FUNDS QUARTERLY REPORT  54 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued	June 30, 2025 (UNAUDITED)
INDUSTRY SECTOR	% OF NET ASSETS
Materials	6.7%
Communication Services	4.7
Energy	4.4
Utilities	3.3
Real Estate	2.0
Short-Term Investments	0.4
Total Investments	98.5
Other Assets less Liabilities	1.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$16,940	$—	$—	$16,940
Hong Kong	1,443	1,372	—	2,815
Israel	1,009	1,890	—	2,899
Singapore	101	2,459	—	2,560
United States	372	12,714	—	13,086
All Other Countries(1)	—	113,123	—	113,123
Total Common Stocks	19,865	131,558	—	151,423
Preferred Stocks	—	1,305	—	1,305
Investment Companies	572	—	—	572
Total Investments	$20,437	$132,863	$—	$153,300
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$35	$—	$—	$35
Liabilities
Futures Contracts	(4)	—	—	(4)
Total Other Financial Instruments	$31	$—	$—	$31

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$5,768	$5,318	$7	$572	572,460
EQUITY FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)
Australia – 6.8%
ANZ Group Holdings Ltd.	899,913	$17,273
APA Group	394,817	2,123
Aristocrat Leisure Ltd.	169,273	7,261
ASX Ltd.	57,105	2,622
BHP Group Ltd.	1,531,430	36,807
BlueScope Steel Ltd.	128,657	1,967
Brambles Ltd.	414,847	6,395
CAR Group Ltd.	112,144	2,762
Cochlear Ltd.	19,624	3,880
Coles Group Ltd.	405,664	5,565
Commonwealth Bank of Australia	504,968	61,406
Computershare Ltd.	157,507	4,136
Evolution Mining Ltd.	603,083	3,146
Fortescue Ltd.	505,924	5,091
Glencore PLC*	3,078,486	11,987
Goodman Group	616,978	13,907
Insurance Australia Group Ltd.	717,812	4,266
Lottery (The) Corp. Ltd.	667,267	2,341
Macquarie Group Ltd.	109,888	16,545
Medibank Pvt Ltd.	830,001	2,763
National Australia Bank Ltd.	920,694	23,853
Northern Star Resources Ltd.	404,117	4,998
Origin Energy Ltd.	528,244	3,752
Pro Medicus Ltd.	16,906	3,173
Qantas Airways Ltd.	235,279	1,663
QBE Insurance Group Ltd.	450,910	6,942
REA Group Ltd.	15,575	2,466
Reece Ltd.	67,484	638
Rio Tinto Ltd.	111,324	7,850
Rio Tinto PLC	341,092	19,876
Santos Ltd.	989,888	4,980
Scentre Group	1,608,374	3,780
SGH Ltd.	62,916	2,239
Sigma Healthcare Ltd.	1,382,469	2,717
Sonic Healthcare Ltd.	140,736	2,482
South32 Ltd.	1,379,760	2,645
Stockland	702,839	2,486
Suncorp Group Ltd.	329,016	4,680
Telstra Group Ltd.	1,191,447	3,795
Transurban Group	932,345	8,585
Vicinity Ltd.	1,123,564	1,834
Washington H Soul Pattinson & Co. Ltd.†	75,182	2,081
Wesfarmers Ltd.	344,502	19,217
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Australia – 6.8%continued
Westpac Banking Corp.	1,034,701	$23,061
WiseTech Global Ltd.	60,064	4,311
Woodside Energy Group Ltd.	568,614	8,763
Woolworths Group Ltd.	365,986	7,494
		392,604
Austria – 0.2%
Erste Group Bank A.G.	91,839	7,806
Mondi PLC	135,051	2,206
OMV A.G.	42,819	2,328
Verbund A.G.	19,706	1,513
		13,853
Belgium – 0.8%
Ageas S.A./N.V.	46,158	3,117
Anheuser-Busch InBev S.A./N.V.	300,517	20,662
D'ieteren Group	6,316	1,356
Elia Group S.A./N.V.	14,632	1,684
Groupe Bruxelles Lambert N.V.	24,854	2,115
KBC Group N.V.	68,530	7,049
Lotus Bakeries N.V.	119	1,146
Sofina S.A.	4,529	1,493
Syensqo S.A.	22,378	1,731
UCB S.A.	37,802	7,427
		47,780
Brazil – 0.0%
Yara International ASA	49,662	1,834
Chile – 0.1%
Antofagasta PLC	122,292	3,038
China – 0.6%
BOC Hong Kong Holdings Ltd.	1,115,608	4,853
Prosus N.V.*	396,672	22,220
SITC International Holdings Co. Ltd.	398,000	1,277
Wharf Holdings (The) Ltd.	320,000	976
Wilmar International Ltd.	565,800	1,277
Yangzijiang Shipbuilding Holdings Ltd.	739,300	1,292
		31,895
Denmark – 2.3%
AP Moller - Maersk A/S, Class A	880	1,625
AP Moller - Maersk A/S, Class B†	1,266	2,360
Carlsberg A/S, Class B	28,637	4,062
Coloplast A/S, Class B	37,592	3,578
Danske Bank A/S	206,936	8,437
Demant A/S*	27,804	1,161
NORTHERN FUNDS QUARTERLY REPORT  56 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Denmark – 2.3%continued
DSV A/S	61,233	$14,709
Genmab A/S*	19,721	4,081
Novo Nordisk A/S, Class B	972,325	67,847
Novonesis Novozymes B	105,680	7,588
Orsted A/S*	49,182	2,112
Pandora A/S	25,072	4,401
ROCKWOOL A/S, Class B	27,940	1,307
Tryg A/S	104,169	2,694
Vestas Wind Systems A/S	301,689	4,533
		130,495
Finland – 1.0%
Elisa OYJ	43,516	2,424
Fortum OYJ	131,965	2,473
Kesko OYJ, Class B	84,899	2,096
Kone OYJ, Class B	102,075	6,723
Metso OYJ	180,411	2,337
Neste OYJ	124,399	1,679
Nokia OYJ	1,595,410	8,250
Nordea Bank Abp	942,211	14,010
Orion OYJ, Class B	32,858	2,473
Sampo OYJ, Class A	720,034	7,748
Stora Enso OYJ (Registered)	184,554	2,001
UPM-Kymmene OYJ	161,302	4,404
Wartsila OYJ Abp	155,800	3,682
		60,300
France – 9.3%
Accor S.A.	59,186	3,096
Aeroports de Paris S.A.	10,000	1,255
Air Liquide S.A.	174,422	36,026
Airbus S.E.	179,587	37,577
Alstom S.A.*	101,763	2,379
Amundi S.A.	17,965	1,456
Arkema S.A.	17,924	1,323
AXA S.A.	533,620	26,228
BioMerieux	12,245	1,695
BNP Paribas S.A.	307,372	27,685
Bollore S.E.	207,017	1,301
Bouygues S.A.	57,889	2,621
Bureau Veritas S.A.	98,110	3,385
Capgemini S.E.	48,857	8,362
Carrefour S.A.	159,402	2,247
Cie de Saint-Gobain S.A.	136,623	16,072
Cie Generale des Etablissements Michelin S.C.A.	200,813	7,472
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
France – 9.3%continued
Covivio S.A./France	18,795	$1,187
Credit Agricole S.A.	316,524	5,996
Danone S.A.	196,750	16,075
Dassault Aviation S.A.	5,804	2,057
Dassault Systemes S.E.	201,756	7,313
Edenred S.E.	74,248	2,303
Eiffage S.A.	20,886	2,937
Engie S.A.	553,854	13,042
EssilorLuxottica S.A.	90,765	24,934
Eurazeo S.E.	12,057	862
FDJ UNITED	33,366	1,309
Gecina S.A.	13,737	1,511
Getlink S.E.	88,664	1,714
Hermes International S.C.A.	9,560	25,936
Ipsen S.A.	11,462	1,367
Kering S.A.	22,248	4,853
Klepierre S.A.	67,277	2,666
Legrand S.A.	78,380	10,470
L'Oreal S.A.	72,697	31,127
LVMH Moet Hennessy Louis Vuitton S.E.	82,974	43,516
Orange S.A.	559,305	8,538
Pernod Ricard S.A.	60,271	6,021
Publicis Groupe S.A.	68,476	7,730
Renault S.A.	56,432	2,604
Rexel S.A.	66,379	2,048
Safran S.A.	108,875	35,459
Sartorius Stedim Biotech	8,476	2,029
Societe Generale S.A.	216,046	12,380
Sodexo S.A.	26,426	1,626
Teleperformance S.E.	15,701	1,525
Thales S.A.	28,062	8,267
TotalEnergies S.E.	618,390	38,036
Unibail-Rodamco-Westfield*	36,588	3,501
Veolia Environnement S.A.	187,863	6,702
Vinci S.A.	150,150	22,164
		539,985
Germany – 9.9%
adidas A.G.	51,282	11,954
Allianz S.E. (Registered)	116,877	47,355
BASF S.E.	272,586	13,445
Bayer A.G. (Registered)	293,737	8,833
Bayerische Motoren Werke A.G.	86,300	7,667
Beiersdorf A.G.	29,785	3,741
Brenntag S.E.	38,168	2,528
EQUITY FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Germany – 9.9%continued
Commerzbank A.G.	266,470	$8,408
Continental A.G.	33,214	2,898
Covestro A.G.*	53,792	3,827
CTS Eventim A.G. & Co. KGaA	18,278	2,276
Daimler Truck Holding A.G.	141,991	6,720
Deutsche Bank A.G. (Registered)	562,024	16,675
Deutsche Boerse A.G.	57,163	18,652
Deutsche Lufthansa A.G. (Registered)	181,517	1,535
Deutsche Post A.G.	292,530	13,522
Deutsche Telekom A.G. (Registered)	1,056,236	38,671
E.ON S.E.	679,134	12,505
Evonik Industries A.G.	80,623	1,662
Fresenius Medical Care A.G.	65,927	3,780
Fresenius S.E. & Co. KGaA	126,831	6,379
GEA Group A.G.	43,739	3,060
Hannover Rueck S.E.	17,974	5,656
Heidelberg Materials A.G.	40,112	9,424
Henkel A.G. & Co. KGaA	30,629	2,219
Infineon Technologies A.G.	391,345	16,652
Knorr-Bremse A.G.	22,188	2,145
LEG Immobilien S.E.	21,697	1,925
Mercedes-Benz Group A.G.	216,085	12,643
Merck KGaA	38,556	4,993
MTU Aero Engines A.G.	16,113	7,165
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	40,544	26,294
Nemetschek S.E.	16,934	2,454
Rational A.G.	1,462	1,226
Rheinmetall A.G.	13,497	28,556
RWE A.G.	192,200	8,032
SAP S.E.	315,474	95,963
Scout24 S.E.	22,694	3,130
Siemens A.G. (Registered)	229,660	58,902
Siemens Energy A.G.*	205,194	23,713
Siemens Healthineers A.G.	101,917	5,654
Symrise A.G.	39,687	4,167
Talanx A.G.	19,366	2,508
Vonovia S.E.	221,569	7,805
Zalando S.E.*	65,879	2,169
		569,488
Hong Kong – 1.8%
AIA Group Ltd.	3,233,886	29,082
CK Asset Holdings Ltd.	586,638	2,590
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Hong Kong – 1.8%continued
CK Infrastructure Holdings Ltd.	191,853	$1,270
CLP Holdings Ltd.	493,014	4,153
Futu Holdings Ltd. ADR	18,458	2,281
Hang Seng Bank Ltd.	236,979	3,556
Henderson Land Development Co. Ltd.	419,929	1,471
HKT Trust & HKT Ltd.	1,110,220	1,658
Hong Kong & China Gas Co. Ltd.	3,385,005	2,844
Hong Kong Exchanges & Clearing Ltd.	362,096	19,374
Hongkong Land Holdings Ltd.	318,900	1,841
Jardine Matheson Holdings Ltd.	47,000	2,259
Link REIT	788,078	4,201
MTR Corp. Ltd.	494,136	1,777
Power Assets Holdings Ltd.	420,317	2,702
Prudential PLC	782,247	9,821
Sino Land Co. Ltd.	1,066,561	1,135
Sun Hung Kai Properties Ltd.	435,258	4,998
Swire Pacific Ltd., Class A	106,051	910
Techtronic Industries Co. Ltd.	438,333	4,828
WH Group Ltd.(2)	2,607,213	2,511
Wharf Real Estate Investment Co. Ltd.	486,766	1,378
		106,640
Ireland – 0.4%
AerCap Holdings N.V.	55,122	6,449
AIB Group PLC	624,643	5,139
Bank of Ireland Group PLC	299,642	4,276
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	49,183	5,431
Kingspan Group PLC	47,306	4,023
		25,318
Israel – 0.8%
Azrieli Group Ltd.	13,152	1,212
Bank Hapoalim B.M.	379,926	7,296
Bank Leumi Le-Israel B.M.	450,575	8,384
Check Point Software Technologies Ltd.*	26,252	5,808
Elbit Systems Ltd.	8,184	3,639
ICL Group Ltd.	224,099	1,535
Israel Discount Bank Ltd., Class A	365,397	3,644
Mizrahi Tefahot Bank Ltd.	47,561	3,101
Nice Ltd.*	18,687	3,167
Teva Pharmaceutical Industries Ltd. ADR*	342,176	5,735
Wix.com Ltd.*	15,870	2,515
		46,036
NORTHERN FUNDS QUARTERLY REPORT  58 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Italy – 3.1%
Banca Mediolanum S.p.A.	67,379	$1,161
Banco BPM S.p.A.	340,853	3,981
BPER Banca SPA	289,600	2,633
Coca-Cola HBC A.G. - CDI*	66,350	3,445
Davide Campari-Milano N.V.†	181,076	1,218
DiaSorin S.p.A.	6,669	714
Enel S.p.A.	2,464,158	23,388
Eni S.p.A.	658,565	10,667
Ferrari N.V.	38,175	18,717
FinecoBank Banca Fineco S.p.A.	183,344	4,070
Generali	259,314	9,230
Infrastrutture Wireless Italiane S.p.A.	85,229	1,042
Intesa Sanpaolo S.p.A.	4,581,323	26,408
Leonardo S.p.A.	120,727	6,808
Mediobanca Banca di Credito Finanziario S.p.A.	147,476	3,430
Moncler S.p.A.	70,118	4,003
Nexi S.p.A.	160,299	959
Poste Italiane S.p.A.	137,640	2,958
Prysmian S.p.A.	84,165	5,935
Recordati Industria Chimica e Farmaceutica S.p.A.	35,651	2,243
Ryanair Holdings PLC	253,667	7,177
Snam S.p.A.	601,338	3,652
Telecom Italia S.p.A.*	3,038,534	1,499
Terna - Rete Elettrica Nazionale	426,614	4,388
UniCredit S.p.A.	423,818	28,426
Unipol Assicurazioni S.p.A.	110,647	2,194
		180,346
Japan – 21.3%
Advantest Corp.	229,700	17,015
Aeon Co. Ltd.	222,500	6,824
AGC, Inc.†	60,300	1,764
Aisin Corp.	156,000	1,990
Ajinomoto Co., Inc.	274,800	7,334
ANA Holdings, Inc.	50,500	990
Asahi Group Holdings Ltd.	431,800	5,779
Asahi Kasei Corp.	364,000	2,586
Asics Corp.	203,700	5,204
Astellas Pharma, Inc.	543,400	5,328
Bandai Namco Holdings, Inc.	177,300	6,347
Bridgestone Corp.†	170,700	6,971
Canon, Inc.	280,600	8,127
Capcom Co. Ltd.	104,500	3,568
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 21.3%continued
Central Japan Railway Co.	232,200	$5,201
Chiba Bank (The) Ltd.	166,600	1,535
Chubu Electric Power Co., Inc.	190,500	2,356
Chugai Pharmaceutical Co. Ltd.	201,465	10,531
Concordia Financial Group Ltd.	308,800	1,997
Dai Nippon Printing Co. Ltd.	114,300	1,732
Daifuku Co. Ltd.	98,800	2,554
Dai-ichi Life Holdings, Inc.	1,053,000	7,960
Daiichi Sankyo Co. Ltd.	514,800	11,987
Daikin Industries Ltd.	79,200	9,357
Daito Trust Construction Co. Ltd.	18,300	1,995
Daiwa House Industry Co. Ltd.	168,400	5,802
Daiwa Securities Group, Inc.	404,600	2,878
Denso Corp.	566,600	7,641
Dentsu Group, Inc.	66,118	1,467
Disco Corp.	27,500	8,137
East Japan Railway Co.	271,236	5,854
Eisai Co. Ltd.	79,100	2,272
ENEOS Holdings, Inc.	832,497	4,109
FANUC Corp.	283,200	7,704
Fast Retailing Co. Ltd.	57,400	19,669
Fuji Electric Co. Ltd.	39,700	1,823
FUJIFILM Holdings Corp.	334,200	7,262
Fujikura Ltd.	76,600	4,025
Fujitsu Ltd.	529,700	12,870
Hankyu Hanshin Holdings, Inc.	67,600	1,837
Hikari Tsushin, Inc.	5,100	1,503
Hitachi Ltd.	1,386,200	40,157
Honda Motor Co. Ltd.	1,265,000	12,198
Hoshizaki Corp.	31,400	1,085
Hoya Corp.	103,800	12,323
Hulic Co. Ltd.	135,300	1,362
Idemitsu Kosan Co. Ltd.	241,740	1,463
IHI Corp.	44,000	4,777
Inpex Corp.	266,300	3,737
Isuzu Motors Ltd.	156,200	1,978
ITOCHU Corp.	361,300	18,988
Japan Airlines Co. Ltd.	42,200	860
Japan Exchange Group, Inc.	296,900	3,011
Japan Post Bank Co. Ltd.	540,800	5,838
Japan Post Holdings Co. Ltd.	534,200	4,931
Japan Post Insurance Co. Ltd.	57,000	1,286
Japan Tobacco, Inc.	360,800	10,623
JFE Holdings, Inc.	176,100	2,044
EQUITY FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 21.3%continued
Kajima Corp.	126,000	$3,283
Kansai Electric Power (The) Co., Inc.	283,400	3,354
Kao Corp.	139,700	6,253
Kawasaki Kisen Kaisha Ltd.	107,900	1,524
KDDI Corp.	935,500	16,072
Keyence Corp.	59,056	23,713
Kikkoman Corp.	201,800	1,870
Kirin Holdings Co. Ltd.	233,200	3,266
Kobe Bussan Co. Ltd.	42,600	1,325
Komatsu Ltd.	272,000	8,903
Konami Group Corp.	30,000	4,737
Kubota Corp.	298,200	3,343
Kyocera Corp.	385,500	4,628
Kyowa Kirin Co. Ltd.	73,200	1,255
Lasertec Corp.	24,800	3,342
LY Corp.	858,400	3,161
M3, Inc.	137,000	1,882
Makita Corp.	70,100	2,156
Marubeni Corp.	422,700	8,506
MatsukiyoCocokara & Co.	97,600	2,011
MEIJI Holdings Co. Ltd.	69,952	1,548
MINEBEA MITSUMI, Inc.	113,000	1,652
Mitsubishi Chemical Group Corp.	398,500	2,089
Mitsubishi Corp.	1,039,500	20,759
Mitsubishi Electric Corp.	570,500	12,321
Mitsubishi Estate Co. Ltd.	318,600	5,961
Mitsubishi HC Capital, Inc.	263,000	1,940
Mitsubishi Heavy Industries Ltd.	968,900	24,280
Mitsubishi UFJ Financial Group, Inc.	3,465,795	47,452
Mitsui & Co. Ltd.	753,100	15,344
Mitsui Fudosan Co. Ltd.	789,800	7,630
Mitsui OSK Lines Ltd.	105,700	3,525
Mizuho Financial Group, Inc.	724,218	19,937
MonotaRO Co. Ltd.	73,100	1,443
MS&AD Insurance Group Holdings, Inc.	385,329	8,595
Murata Manufacturing Co. Ltd.	501,473	7,418
NEC Corp.	367,400	10,761
Nexon Co. Ltd.	101,800	2,049
NIDEC CORP.	250,100	4,841
Nintendo Co. Ltd.	334,100	32,046
Nippon Building Fund, Inc.	2,227	2,054
Nippon Paint Holdings Co. Ltd.	278,900	2,239
Nippon Sanso Holdings Corp.	53,300	2,015
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 21.3%continued
Nippon Steel Corp.	290,961	$5,521
Nippon Yusen K.K.	131,000	4,703
Nissan Motor Co. Ltd.* †	643,800	1,564
Nissin Foods Holdings Co. Ltd.	59,500	1,238
Nitori Holdings Co. Ltd.	24,000	2,321
Nitto Denko Corp.	212,700	4,102
Nomura Holdings, Inc.	899,100	5,905
Nomura Research Institute Ltd.	113,222	4,550
NTT, Inc.	8,978,200	9,588
Obayashi Corp.	198,400	3,002
Obic Co. Ltd.	97,500	3,799
Olympus Corp.	354,600	4,208
Omron Corp.	51,200	1,384
Ono Pharmaceutical Co. Ltd.	113,700	1,232
Oracle Corp. Japan	11,300	1,348
Oriental Land Co. Ltd.	323,500	7,456
ORIX Corp.	358,400	8,081
Osaka Gas Co. Ltd.	110,300	2,823
Otsuka Corp.	66,500	1,354
Otsuka Holdings Co. Ltd.	131,715	6,521
Pan Pacific International Holdings Corp.	117,000	4,021
Panasonic Holdings Corp.	694,800	7,464
Rakuten Group, Inc.*	453,700	2,497
Recruit Holdings Co. Ltd.	425,900	25,077
Renesas Electronics Corp.	502,700	6,186
Resona Holdings, Inc.	624,310	5,730
Ricoh Co. Ltd.	176,200	1,664
Sanrio Co. Ltd.	53,600	2,593
SBI Holdings, Inc.	85,260	2,962
SCREEN Holdings Co. Ltd.	23,600	1,916
SCSK Corp.	45,500	1,370
Secom Co. Ltd.	126,300	4,545
Sekisui Chemical Co. Ltd.	123,600	2,234
Sekisui House Ltd.	180,500	3,980
Seven & i Holdings Co. Ltd.	664,500	10,717
SG Holdings Co. Ltd.	94,000	1,049
Shimadzu Corp.	70,300	1,744
Shimano, Inc.	22,800	3,309
Shin-Etsu Chemical Co. Ltd.	548,500	18,075
Shionogi & Co. Ltd.	226,700	4,091
Shiseido Co. Ltd.	117,300	2,088
SMC Corp.	17,200	6,194
SoftBank Corp.	8,745,100	13,514
SoftBank Group Corp.	286,900	20,802
NORTHERN FUNDS QUARTERLY REPORT  60 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 21.3%continued
Sompo Holdings, Inc.	266,735	$7,991
Sony Group Corp.	1,860,300	48,497
Subaru Corp.	180,300	3,133
Sumitomo Corp.	328,300	8,460
Sumitomo Electric Industries Ltd.	214,100	4,565
Sumitomo Metal Mining Co. Ltd.	71,600	1,759
Sumitomo Mitsui Financial Group, Inc.	1,118,826	28,049
Sumitomo Mitsui Trust Group, Inc.	194,938	5,167
Sumitomo Realty & Development Co. Ltd.	94,700	3,651
Suntory Beverage & Food Ltd.	41,500	1,328
Suzuki Motor Corp.	470,700	5,671
Sysmex Corp.	150,794	2,624
T&D Holdings, Inc.	150,700	3,296
Taisei Corp.	46,200	2,689
Takeda Pharmaceutical Co. Ltd.	485,266	14,980
TDK Corp.	580,300	6,787
Terumo Corp.	400,000	7,342
TIS, Inc.	62,100	2,083
Toho Co. Ltd.	32,400	1,914
Tokio Marine Holdings, Inc.	556,800	23,488
Tokyo Electron Ltd.	136,000	25,965
Tokyo Gas Co. Ltd.	98,700	3,281
Tokyo Metro Co. Ltd.	83,800	976
Tokyu Corp.	147,900	1,758
TOPPAN Holdings, Inc.	73,400	1,992
Toray Industries, Inc.	415,500	2,838
Toyota Industries Corp.	48,900	5,510
Toyota Motor Corp.	2,867,720	49,259
Toyota Tsusho Corp.	193,500	4,371
Trend Micro, Inc.	37,300	2,577
Unicharm Corp.	338,100	2,449
West Japan Railway Co.	136,000	3,118
Yakult Honsha Co. Ltd.	79,200	1,490
Yamaha Motor Co. Ltd.	290,200	2,164
Yokogawa Electric Corp.	66,700	1,777
Zensho Holdings Co. Ltd.	28,500	1,726
ZOZO, Inc.	117,900	1,273
		1,231,549
Jersey – 0.0%
CVC Capital Partners PLC	60,648	1,242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Luxembourg – 0.1%
ArcelorMittal S.A.	141,528	$4,474
Eurofins Scientific S.E.	35,744	2,547
		7,021
Macau – 0.1%
Galaxy Entertainment Group Ltd.	654,148	2,911
Sands China Ltd.*	728,299	1,519
		4,430
Netherlands – 4.2%
ABN AMRO Bank N.V. - C.V.A.	136,798	3,746
Adyen N.V.*	7,554	13,870
Aegon Ltd.	400,095	2,898
Akzo Nobel N.V.	51,559	3,608
Argenx S.E.*	18,313	10,096
ASM International N.V.	14,046	8,993
ASML Holding N.V.	118,974	95,256
ASR Nederland N.V.	44,134	2,931
BE Semiconductor Industries N.V.	24,789	3,711
Euronext N.V.	23,802	4,073
EXOR N.V.	26,702	2,693
Heineken Holding N.V.	40,149	2,995
Heineken N.V.	86,322	7,558
IMCD N.V.	17,863	2,404
ING Groep N.V.	954,309	20,942
JDE Peet's N.V.	49,761	1,422
Koninklijke Ahold Delhaize N.V.	273,227	11,423
Koninklijke KPN N.V.	1,167,636	5,699
Koninklijke Philips N.V.	248,663	5,970
NN Group N.V.	80,530	5,353
Randstad N.V.	31,113	1,437
Universal Music Group N.V.	329,983	10,708
Wolters Kluwer N.V.	71,364	11,934
		239,720
New Zealand – 0.3%
Auckland International Airport Ltd.	498,723	2,359
Contact Energy Ltd.	260,038	1,427
Fisher & Paykel Healthcare Corp. Ltd.	177,115	3,893
Infratil Ltd.	268,195	1,733
Meridian Energy Ltd.	388,019	1,396
Xero Ltd.*	2,996	347
Xero Ltd. (Australian Securities Exchange)*	44,067	5,215
		16,370
EQUITY FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Norway – 0.6%
Aker BP ASA	93,489	$2,385
DNB Bank ASA	268,186	7,421
Equinor ASA	250,659	6,329
Gjensidige Forsikring ASA	59,937	1,520
Kongsberg Gruppen ASA	131,480	5,100
Mowi ASA	142,020	2,744
Norsk Hydro ASA	415,713	2,369
Orkla ASA	218,336	2,373
Salmar ASA	21,444	929
Telenor ASA	196,740	3,073
		34,243
Poland – 0.0%
InPost S.A.*	65,589	1,090
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	956,172	4,151
Galp Energia SGPS S.A.	120,165	2,206
Jeronimo Martins SGPS S.A.	81,740	2,070
		8,427
Singapore – 1.8%
CapitaLand Ascendas REIT	1,093,392	2,305
CapitaLand Integrated Commercial Trust	1,793,083	3,061
CapitaLand Investment Ltd.	688,462	1,435
DBS Group Holdings Ltd.†	647,005	22,878
Genting Singapore Ltd.†	1,704,380	959
Grab Holdings Ltd., Class A*	728,517	3,664
Keppel Ltd.	441,950	2,582
Oversea-Chinese Banking Corp. Ltd.	1,017,751	13,067
Sea Ltd. ADR*	114,701	18,345
Sembcorp Industries Ltd.	264,100	1,423
Singapore Airlines Ltd.	452,135	2,480
Singapore Exchange Ltd.	252,500	2,954
Singapore Technologies Engineering Ltd.	472,000	2,893
Singapore Telecommunications Ltd.	2,230,725	6,703
STMicroelectronics N.V.	203,282	6,186
United Overseas Bank Ltd.	380,449	10,779
		101,714
South Africa – 0.2%
Anglo American PLC	339,603	10,026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
South Korea – 0.0%
Delivery Hero S.E.*	57,370	$1,553
Spain – 3.1%
Acciona S.A.	7,195	1,295
ACS Actividades de Construccion y Servicios S.A.	54,393	3,777
Aena SME S.A.(2)	232,147	6,197
Amadeus IT Group S.A.	137,553	11,637
Banco Bilbao Vizcaya Argentaria S.A.	1,739,846	26,759
Banco de Sabadell S.A.	1,626,680	5,180
Banco Santander S.A.	4,576,255	37,885
Bankinter S.A.	201,107	2,625
CaixaBank S.A.	1,183,642	10,255
Cellnex Telecom S.A.*	148,390	5,779
EDP Renovaveis S.A.	92,866	1,037
Endesa S.A.	93,555	2,964
Grifols S.A.*	90,080	1,098
Iberdrola S.A.	1,751,087	33,662
Industria de Diseno Textil S.A.	330,984	17,247
Redeia Corp. S.A.	124,028	2,656
Repsol S.A.	347,162	5,086
Telefonica S.A.†	1,105,716	5,833
		180,972
Sweden – 3.0%
AddTech AB, Class B	76,422	2,603
Alfa Laval AB	88,196	3,715
Assa Abloy AB, Class B	301,489	9,427
Atlas Copco AB, Class A	820,764	13,296
Atlas Copco AB, Class B	471,743	6,721
Beijer Ref AB	114,157	1,804
Boliden AB*	85,789	2,683
Epiroc AB, Class A	199,191	4,335
Epiroc AB, Class B	116,644	2,236
EQT AB	111,999	3,753
Essity AB, Class B	183,017	5,068
Evolution AB	44,636	3,550
Fastighets AB Balder, Class B*	222,803	1,665
H&M Hennes & Mauritz AB, Class B†	164,790	2,319
Hexagon AB, Class B	621,324	6,244
Holmen AB, Class B	21,263	844
Industrivarden AB, Class A	36,171	1,313
Industrivarden AB, Class C	48,252	1,744
Indutrade AB	81,304	2,221
Investment AB Latour, Class B	43,691	1,152
Investor AB, Class B	519,667	15,379
NORTHERN FUNDS QUARTERLY REPORT  62 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Sweden – 3.0%continued
L E Lundbergforetagen AB, Class B	22,433	$1,119
Lifco AB, Class B	69,810	2,827
Nibe Industrier AB, Class B	437,307	1,870
Saab AB, Class B	94,747	5,292
Sagax AB, Class B	70,972	1,622
Sandvik AB	321,971	7,389
Securitas AB, Class B	152,655	2,284
Skandinaviska Enskilda Banken AB, Class A	488,338	8,529
Skanska AB, Class B	105,339	2,454
SKF AB, Class B	100,236	2,302
Svenska Cellulosa AB S.C.A., Class B	178,294	2,319
Svenska Handelsbanken AB, Class A	435,163	5,820
Swedbank AB, Class A	253,629	6,720
Swedish Orphan Biovitrum AB*	56,242	1,716
Tele2 AB, Class B	169,955	2,484
Telefonaktiebolaget LM Ericsson, Class B	829,457	7,109
Telia Co. AB	689,962	2,491
Trelleborg AB, Class B	60,361	2,253
Volvo AB, Class B	485,214	13,623
		172,295
Switzerland – 4.9%
ABB Ltd. (Registered)	479,868	28,687
Avolta A.G.*	28,300	1,540
Baloise Holding A.G. (Registered)	13,094	3,099
Banque Cantonale Vaudoise (Registered)	8,446	975
Barry Callebaut A.G. (Registered)†	1,069	1,162
BKW A.G.	5,956	1,304
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	289	4,863
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	32	5,332
Cie Financiere Richemont S.A., Class A (Registered)	162,423	30,718
DSM-Firmenich A.G.	55,668	5,919
EMS-Chemie Holding A.G. (Registered)	2,113	1,598
Galderma Group A.G.	35,662	5,196
Geberit A.G. (Registered)	10,036	7,910
Givaudan S.A. (Registered)	2,803	13,596
Helvetia Holding A.G. (Registered)	10,934	2,572
Julius Baer Group Ltd.	61,757	4,167
Kuehne + Nagel International A.G. (Registered)	14,190	3,081
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Switzerland – 4.9%continued
Logitech International S.A. (Registered)	46,543	$4,206
Lonza Group A.G. (Registered)	21,636	15,459
Partners Group Holding A.G.	6,810	8,929
Sandoz Group A.G.	124,853	6,860
Schindler Holding A.G. (Participation Certificate)	12,572	4,683
Schindler Holding A.G. (Registered)	6,770	2,458
SGS S.A. (Registered)	48,261	4,908
SIG Group A.G.*	94,921	1,758
Sika A.G. (Registered)	45,638	12,385
Sonova Holding A.G. (Registered)	15,109	4,513
Straumann Holding A.G. (Registered)	33,428	4,379
Swatch Group (The) A.G. (Bearer)	8,859	1,446
Swiss Life Holding A.G. (Registered)	8,613	8,741
Swiss Prime Site A.G. (Registered)	23,571	3,541
Swisscom A.G. (Registered)	7,873	5,590
Temenos A.G. (Registered)	17,485	1,253
UBS Group A.G. (Registered)	994,525	33,792
VAT Group A.G.	8,470	3,586
Zurich Insurance Group A.G.	44,235	31,020
		281,226
United Kingdom – 11.2%
3i Group PLC	294,130	16,638
Admiral Group PLC	77,873	3,496
Ashtead Group PLC	130,200	8,346
Associated British Foods PLC	99,056	2,799
AstraZeneca PLC	468,032	65,271
Auto Trader Group PLC	262,121	2,968
Aviva PLC	800,772	6,808
BAE Systems PLC	911,096	23,588
Barclays PLC	4,340,203	20,102
Barratt Redrow PLC	417,072	2,613
British American Tobacco PLC	595,342	28,173
BT Group PLC	1,792,220	4,767
Bunzl PLC	98,829	3,148
Centrica PLC	1,524,517	3,381
CK Hutchison Holdings Ltd.	804,138	4,964
Coca-Cola Europacific Partners PLC	68,829	6,382
Compass Group PLC	516,878	17,507
Croda International PLC	42,066	1,691
DCC PLC	29,134	1,891
Diageo PLC	674,236	16,959
Entain PLC	175,097	2,170
Halma PLC	114,245	5,019
EQUITY FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United Kingdom – 11.2%continued
Hikma Pharmaceuticals PLC	51,676	$1,410
HSBC Holdings PLC	5,335,660	64,599
Imperial Brands PLC	234,250	9,248
Informa PLC	401,538	4,443
InterContinental Hotels Group PLC	44,359	5,065
International Consolidated Airlines Group S.A.	367,083	1,724
Intertek Group PLC	47,756	3,108
J Sainsbury PLC	535,870	2,132
JD Sports Fashion PLC	779,073	948
Kingfisher PLC	538,362	2,151
Land Securities Group PLC	205,068	1,777
Legal & General Group PLC	1,771,337	6,192
Lloyds Banking Group PLC	18,168,400	19,133
London Stock Exchange Group PLC	143,904	21,027
M&G PLC	675,766	2,385
Marks & Spencer Group PLC	622,919	3,030
Melrose Industries PLC	387,205	2,822
National Grid PLC	1,482,611	21,678
NatWest Group PLC	2,442,358	17,149
Next PLC	35,137	6,003
Pearson PLC	176,835	2,603
Phoenix Group Holdings PLC	205,018	1,854
Reckitt Benckiser Group PLC	205,058	13,949
RELX PLC	558,081	30,273
Rentokil Initial PLC	754,731	3,653
Rolls-Royce Holdings PLC	2,549,516	33,874
Sage Group (The) PLC	299,069	5,140
Schroders PLC	215,137	1,068
Segro PLC	389,260	3,632
Severn Trent PLC	82,726	3,111
Smith & Nephew PLC	252,621	3,860
Smiths Group PLC	101,269	3,123
Spirax Group PLC	22,021	1,800
SSE PLC	330,870	8,317
Standard Chartered PLC	604,628	10,020
Tesco PLC	2,012,684	11,087
Unilever PLC	756,940	46,105
United Utilities Group PLC	207,636	3,260
Vodafone Group PLC	5,965,224	6,370
Whitbread PLC	52,678	2,044
Wise PLC, Class A*	196,104	2,800
WPP PLC	324,254	2,267
		644,915
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 10.0%
Alcon A.G.	149,429	$13,267
Amrize Ltd.*	156,116	7,788
BP PLC	4,852,123	24,205
CSL Ltd.	147,092	23,185
CyberArk Software Ltd.*	14,306	5,821
Experian PLC	278,135	14,329
Ferrovial S.E.	152,795	8,147
GSK PLC	1,244,437	23,722
Haleon PLC	2,704,941	13,917
Holcim A.G.*	156,116	11,637
James Hardie Industries PLC - CDI*	176,387	4,869
Monday.com Ltd.*	12,127	3,814
Nestle S.A. (Registered)	791,437	78,607
Novartis A.G. (Registered)	574,420	69,490
QIAGEN N.V.*	63,466	3,056
Roche Holding A.G. (Bearer)	9,371	3,260
Roche Holding A.G. (Genusschein)	212,382	69,430
Sanofi S.A.	334,924	32,406
Schneider Electric S.E.	165,130	44,033
Shell PLC	1,809,921	63,425
Spotify Technology S.A.*	46,450	35,643
Stellantis N.V.	605,445	6,071
Swiss Re A.G.	90,469	15,700
Tenaris S.A.	127,441	2,380
		578,202
Total Common Stocks
(Cost $3,078,088)		5,664,607

PREFERRED STOCKS – 0.3% (1)
Germany – 0.3%
Bayerische Motoren Werke A.G., 6.15%(4)	17,118	1,418
Dr. Ing hc F Porsche A.G., 3.55%(4)	36,067	1,782
Henkel A.G. & Co. KGaA, 3.06%(4)	50,990	4,004
Porsche Automobil Holding S.E., 5.69%(4)	45,648	1,810
Sartorius A.G., 0.34%(4)	7,623	1,940
Volkswagen A.G., 7.11%(4)	61,582	6,503
		17,457
Total Preferred Stocks
(Cost $17,509)		17,457

INVESTMENT COMPANIES – 0.7%
iShares Core MSCI EAFE ETF	425,600	35,529
NORTHERN FUNDS QUARTERLY REPORT  64 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(5) (6) (7)	1,454,981	$1,455
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(5) (6)	13,359	13
Total Investment Companies
(Cost $31,667)		36,997

Total Investments – 99.0%
(Cost $3,127,264)		5,719,061
Other Assets less Liabilities – 1.0%		59,718
Net Assets – 100.0%		$5,778,779

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of these securities amounted to approximately $8,708,000 or
0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	3,595	British Pound	2,655	9/17/25	$52
Citibank	United States Dollar	1,336	Australian Dollar	2,060	9/17/25	23
Citibank	United States Dollar	6,634	Japanese Yen	950,000	9/17/25	23
Morgan Stanley	United States Dollar	4,863	Euro	4,198	9/17/25	108
Morgan Stanley	United States Dollar	1,264	Swedish Krona	11,980	9/17/25	9
Subtotal Appreciation						215
Morgan Stanley	Euro	1,490	United States Dollar	1,759	9/17/25	(6)
Morgan Stanley	Swiss Franc	4,200	United States Dollar	5,249	9/17/25	(98)
Subtotal Depreciation						(104)
Total						$111
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	423	$26,543	Long	9/25	$(9)
FTSE 100 Index (British Pound)	109	13,151	Long	9/25	(156)
Hang Seng Index (Hong Kong Dollar)	9	1,381	Long	7/25	5
SPI 200 Index (Australian Dollar)	49	6,883	Long	9/25	(13)
Topix Index (Japanese Yen)	84	16,657	Long	9/25	390
Total					$217
EQUITY FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	24.1%
Industrials	18.7
Health Care	11.1
Consumer Discretionary	9.6
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.4
Utilities	3.5
Energy	3.1
Real Estate	1.9
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$2,281	$104,359	$—	$106,640
Ireland	6,449	18,869	—	25,318
Israel	14,058	31,978	—	46,036
Singapore	22,009	79,705	—	101,714
United Kingdom	6,382	638,533	—	644,915
United States	53,066	525,136	—	578,202
All Other Countries(1)	—	4,161,782	—	4,161,782
Total Common Stocks	104,245	5,560,362	—	5,664,607
Preferred Stocks	—	17,457	—	17,457
Investment Companies	36,997	—	—	36,997
Total Investments	$141,242	$5,577,819	$—	$5,719,061
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$215	$—	$215
Futures Contracts	395	—	—	395
Liabilities
Forward Foreign Currency Exchange Contracts	—	(104)	—	(104)
Futures Contracts	(178)	—	—	(178)
Total Other Financial Instruments	$217	$111	$—	$328

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$3,407	$1,952	$— (1),*	$1,455	1,454,981
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,914	313,640	315,541	156	13	13,359
Total	$1,914	$317,047	$317,493	$156	$1,468	1,468,340

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  66 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.4%
General Electric Co.	6,849	$1,763
Lockheed Martin Corp.	5,353	2,479
		4,242
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	13,120	1,259
Expeditors International of Washington, Inc.	3,345	382
United Parcel Service, Inc., Class B	13,622	1,375
		3,016
Automobiles – 1.2%
General Motors Co.	847	42
Tesla, Inc.*	11,258	3,576
Thor Industries, Inc.	650	58
		3,676
Banks – 3.6%
Bank of America Corp.	53,156	2,516
Citigroup, Inc.	26,328	2,241
JPMorgan Chase & Co.	20,680	5,995
Wells Fargo & Co.	3,973	318
		11,070
Beverages – 0.4%
Molson Coors Beverage Co., Class B	18,351	882
PepsiCo, Inc.	1,431	189
		1,071
Biotechnology – 1.4%
AbbVie, Inc.	6,312	1,172
Amgen, Inc.	10,205	2,849
Gilead Sciences, Inc.	1,867	207
		4,228
Broadline Retail – 4.3%
Amazon.com, Inc.*	50,669	11,116
eBay, Inc.	29,647	2,208
		13,324
Building Products – 0.1%
Masco Corp.	2,213	142
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	561	110
Bank of New York Mellon (The) Corp.	25,499	2,323
Goldman Sachs Group (The), Inc.	4,851	3,433
Morgan Stanley	13,778	1,941
State Street Corp.	20,931	2,226
		10,033
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Chemicals – 0.7%
CF Industries Holdings, Inc.	22,618	$2,081
Communications Equipment – 1.7%
Arista Networks, Inc.*	10,821	1,107
Cisco Systems, Inc.	52,722	3,658
F5, Inc.*	300	88
Ubiquiti, Inc.	885	365
		5,218
Construction & Engineering – 0.8%
EMCOR Group, Inc.	1,969	1,053
Valmont Industries, Inc.	4,455	1,455
		2,508
Consumer Finance – 0.7%
Capital One Financial Corp.	4,788	1,019
SLM Corp.	24,949	818
Synchrony Financial	5,593	373
		2,210
Consumer Staples Distribution & Retail – 1.3%
Costco Wholesale Corp.	857	848
Kroger (The) Co.	21,632	1,552
Sysco Corp.	1,808	137
Target Corp.	8,203	809
Walmart, Inc.	6,185	605
		3,951
Containers & Packaging – 0.3%
Crown Holdings, Inc.	1,370	141
Sealed Air Corp.	26,553	824
		965
Diversified Consumer Services – 0.2%
H&R Block, Inc.	13,562	744
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	102,779	2,974
Verizon Communications, Inc.	20,432	884
		3,858
Electric Utilities – 2.1%
Constellation Energy Corp.	4,132	1,334
Edison International	808	42
Entergy Corp.	388	32
Exelon Corp.	31,486	1,367
FirstEnergy Corp.	17,005	684
NRG Energy, Inc.	8,892	1,428
EQUITY FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electric Utilities – 2.1%continued
OGE Energy Corp.	1,731	$77
PPL Corp.	40,503	1,373
		6,337
Electrical Equipment – 0.1%
Acuity, Inc.	115	35
Generac Holdings, Inc.*	1,929	276
		311
Electronic Equipment, Instruments & Components – 0.5%
Jabil, Inc.	7,337	1,600
Energy Equipment & Services – 0.1%
Schlumberger N.V.	10,101	341
Entertainment – 1.1%
Netflix, Inc.*	2,605	3,488
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	10,601	5,150
Fidelity National Information Services, Inc.	8,041	655
Fiserv, Inc.*	7,733	1,333
Global Payments, Inc.	9,802	784
Mastercard, Inc., Class A	1,437	807
MGIC Investment Corp.	69,425	1,933
PayPal Holdings, Inc.*	8,383	623
Visa, Inc., Class A	5,002	1,776
		13,061
Food Products – 1.2%
Ingredion, Inc.	12,919	1,752
Pilgrim's Pride Corp.	40,656	1,829
		3,581
Ground Transportation – 0.2%
Landstar System, Inc.	3,638	506
Union Pacific Corp.	547	126
		632
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	21,553	2,931
Medtronic PLC	15,721	1,370
ResMed, Inc.	8,374	2,161
		6,462
Health Care Providers & Services – 2.5%
Cencora, Inc.	4,377	1,312
Cigna Group (The)	2,353	778
DaVita, Inc.*	6,921	986
HCA Healthcare, Inc.	5,443	2,085
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.5%continued
McKesson Corp.	3,107	$2,277
UnitedHealth Group, Inc.	1,340	418
		7,856
Health Care Technology – 0.3%
Doximity, Inc., Class A*	6,074	373
Veeva Systems, Inc., Class A*	1,778	512
		885
Hotels, Restaurants & Leisure – 2.5%
Booking Holdings, Inc.	548	3,172
Carnival Corp.*	61,728	1,736
Choice Hotels International, Inc.†	1,620	206
Expedia Group, Inc.	8,109	1,368
Royal Caribbean Cruises Ltd.	1,050	329
Travel + Leisure Co.	17,966	927
		7,738
Household Durables – 0.0%
NVR, Inc.*	7	52
Household Products – 1.2%
Kimberly-Clark Corp.	10,329	1,332
Procter & Gamble (The) Co.	14,401	2,294
		3,626
Industrial Conglomerates – 0.8%
3M Co.	15,827	2,409
Insurance – 2.1%
Aflac, Inc.	10,072	1,062
Assured Guaranty Ltd.	20,001	1,742
Brighthouse Financial, Inc.*	17,075	918
Globe Life, Inc.	13,416	1,668
Old Republic International Corp.	4,064	156
Unum Group	12,923	1,044
		6,590
Interactive Media & Services – 7.3%
Alphabet, Inc., Class A	70,991	12,511
Meta Platforms, Inc., Class A	13,677	10,095
		22,606
IT Services – 1.2%
Accenture PLC, Class A	6,357	1,900
Amdocs Ltd.	181	16
Cognizant Technology Solutions Corp., Class A	11,747	917
International Business Machines Corp.	3,314	977
		3,810
NORTHERN FUNDS QUARTERLY REPORT  68 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Life Sciences Tools & Services – 0.1%
Medpace Holdings, Inc.*	863	$271
Waters Corp.*	132	46
		317
Machinery – 2.2%
Allison Transmission Holdings, Inc.	17,034	1,618
Caterpillar, Inc.	7,475	2,902
Illinois Tool Works, Inc.	2,804	693
Snap-on, Inc.	5,288	1,646
		6,859
Media – 0.3%
Fox Corp., Class A	16,774	940
Metals & Mining – 0.8%
Newmont Corp.	44,791	2,610
Mortgage Real Estate Investment Trusts – 0.0%
Rithm Capital Corp.	5,300	60
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	7,301	733
Public Service Enterprise Group, Inc.	10,969	923
		1,656
Office Real Estate Investment Trusts – 0.2%
Highwoods Properties, Inc.	16,575	515
Oil, Gas & Consumable Fuels – 2.6%
EOG Resources, Inc.	19,339	2,313
Exxon Mobil Corp.	21,371	2,304
Marathon Petroleum Corp.	8,276	1,375
Ovintiv, Inc.	33,476	1,274
Valero Energy Corp.	5,494	738
		8,004
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	53,896	2,495
Eli Lilly & Co.	1,983	1,546
Johnson & Johnson	23,885	3,648
Merck & Co., Inc.	765	60
Pfizer, Inc.	117,290	2,843
		10,592
Professional Services – 1.4%
Automatic Data Processing, Inc.	4,799	1,480
Genpact Ltd.	26,505	1,166
Leidos Holdings, Inc.	9,778	1,543
		4,189
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Real Estate Management & Development – 0.9%
CBRE Group, Inc., Class A*	7,981	$1,118
Jones Lang LaSalle, Inc.*	6,633	1,697
		2,815
Retail Real Estate Investment Trusts – 0.7%
Simon Property Group, Inc.	12,953	2,082
Semiconductors & Semiconductor Equipment – 12.3%
Applied Materials, Inc.	5,169	946
Broadcom, Inc.	33,290	9,176
KLA Corp.	2,443	2,188
NVIDIA Corp.	145,556	22,997
QUALCOMM, Inc.	16,768	2,671
		37,978
Software – 10.9%
Adobe, Inc.*	7,180	2,778
AppLovin Corp., Class A*	1,537	538
Dolby Laboratories, Inc., Class A	7,823	581
Dropbox, Inc., Class A*	16,313	466
Fortinet, Inc.*	15,482	1,637
Gen Digital, Inc.	60,717	1,785
Intuit, Inc.	2,052	1,616
Microsoft Corp.	46,846	23,302
Oracle Corp.	4,239	927
Palantir Technologies, Inc., Class A*	800	109
Salesforce, Inc.	28	8
		33,747
Specialized Real Estate Investment Trusts – 0.3%
EPR Properties	18,217	1,061
Specialty Retail – 1.0%
Bath & Body Works, Inc.	11,744	352
Home Depot (The), Inc.	5,019	1,840
Lowe's Cos., Inc.	405	90
Williams-Sonoma, Inc.	5,226	854
		3,136
Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	92,031	18,882
Textiles, Apparel & Luxury Goods – 1.0%
Ralph Lauren Corp.	5,312	1,457
Tapestry, Inc.	19,810	1,739
		3,196
EQUITY FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Tobacco – 1.4%
Altria Group, Inc.	42,825	$2,511
Philip Morris International, Inc.	10,767	1,961
		4,472
Total Common Stocks
(Cost $162,770)		306,833

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(1) (2) (3)	211,736	212
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(1) (2)	2,409,073	2,409
Total Investment Companies
(Cost $2,621)		2,621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(4) (5)	$200	$197
Total Short-Term Investments
(Cost $197)		197

Total Investments – 100.0%
(Cost $165,588)		309,651
Other Assets less Liabilities – 0.0%		41
NET ASSETS – 100.0%		$309,692

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2025 is disclosed.
(3)	Investment of securities lending cash collateral in connection with securities lending.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$2,502	Long	9/25	$75
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$306,833	$—	$—	$306,833
Investment Companies	2,621	—	—	2,621
Short-Term Investments	—	197	—	197
Total Investments	$309,454	$197	$—	$309,651
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$75	$—	$—	$75

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  70 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$355	$143	$— (1),*	$212	211,736
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,105	3,292	3,988	22	2,409	2,409,073
Total	$3,105	$3,647	$4,131	$22	$2,621	2,620,809

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
EQUITY FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LARGE CAP VALUE FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Aerospace & Defense – 1.7%
Curtiss-Wright Corp.	547	$267
General Dynamics Corp.	1,636	477
RTX Corp.	760	111
Woodward, Inc.	957	235
		1,090
Air Freight & Logistics – 1.0%
United Parcel Service, Inc., Class B	6,333	639
Banks – 8.9%
Bank of America Corp.	16,894	799
Citigroup, Inc.	12,986	1,105
First Hawaiian, Inc.	9,208	230
JPMorgan Chase & Co.	9,209	2,670
Truist Financial Corp.	2,050	88
U.S. Bancorp	2,321	105
Wells Fargo & Co.	7,534	604
		5,601
Beverages – 0.9%
Boston Beer (The) Co., Inc., Class A*	1,153	220
Brown-Forman Corp., Class B	8,239	222
Molson Coors Beverage Co., Class B	2,434	117
		559
Biotechnology – 2.3%
Biogen, Inc.*	2,290	288
Gilead Sciences, Inc.	8,016	889
United Therapeutics Corp.*	1,024	294
		1,471
Broadline Retail – 0.7%
eBay, Inc.	5,707	425
Capital Markets – 4.7%
Bank of New York Mellon (The) Corp.	8,580	782
Blackrock, Inc.	26	27
Charles Schwab (The) Corp.	2,807	256
Goldman Sachs Group (The), Inc.	701	496
Invesco Ltd.	8,624	136
Janus Henderson Group PLC	7,222	280
Morgan Stanley	7,196	1,014
		2,991
Chemicals – 1.1%
Ashland, Inc.	2,850	143
CF Industries Holdings, Inc.	4,135	380
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Chemicals – 1.1%continued
International Flavors & Fragrances, Inc.	1,317	$97
LyondellBasell Industries N.V., Class A	1,052	61
		681
Communications Equipment – 2.7%
Cisco Systems, Inc.	19,358	1,343
F5, Inc.*	1,234	363
		1,706
Construction & Engineering – 1.2%
EMCOR Group, Inc.	848	454
Valmont Industries, Inc.	950	310
		764
Consumer Finance – 1.5%
Ally Financial, Inc.	223	9
Capital One Financial Corp.	1,397	297
SLM Corp.	11,199	367
Synchrony Financial	3,760	251
		924
Consumer Staples Distribution & Retail – 1.7%
Albertsons Cos., Inc., Class A	7,261	156
Kroger (The) Co.	3,957	284
Target Corp.	4,532	447
Walmart, Inc.	1,624	159
		1,046
Containers & Packaging – 0.7%
Amcor PLC	45,340	417
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	11,352	491
Electric Utilities – 1.7%
Evergy, Inc.	4,677	322
Exelon Corp.	5,882	255
OGE Energy Corp.	3,559	158
PPL Corp.	9,727	330
		1,065
Electrical Equipment – 3.3%
AMETEK, Inc.	2,819	510
Emerson Electric Co.	6,979	931
Generac Holdings, Inc.*	1,760	252
Hubbell, Inc.	995	406
		2,099
Electronic Equipment, Instruments & Components – 0.9%
Jabil, Inc.	2,306	503
NORTHERN FUNDS QUARTERLY REPORT  72 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Electronic Equipment, Instruments & Components – 0.9%continued
Teledyne Technologies, Inc.*	33	$17
Vontier Corp.	1,745	64
		584
Energy Equipment & Services – 0.1%
Baker Hughes Co.	917	35
Entertainment – 1.0%
Electronic Arts, Inc.	3,227	516
Walt Disney (The) Co.	985	122
		638
Financial Services – 4.5%
Berkshire Hathaway, Inc., Class B*	3,827	1,859
Fidelity National Information Services, Inc.	6,432	524
Global Payments, Inc.	84	7
MGIC Investment Corp.	12,477	347
PayPal Holdings, Inc.*	1,515	112
		2,849
Food Products – 2.2%
General Mills, Inc.	3,533	183
Hormel Foods Corp.	4,054	122
Ingredion, Inc.	2,293	311
Mondelez International, Inc., Class A	7,989	539
Pilgrim's Pride Corp.	5,489	247
		1,402
Gas Utilities – 1.0%
MDU Resources Group, Inc.	17,805	297
UGI Corp.	9,211	335
		632
Ground Transportation – 1.1%
CSX Corp.	22,211	725
Health Care Equipment & Supplies – 3.1%
Abbott Laboratories	2,034	277
GE HealthCare Technologies, Inc.	3,140	232
Medtronic PLC	7,617	664
ResMed, Inc.	1,543	398
STERIS PLC	1,490	358
		1,929
Health Care Providers & Services – 1.8%
Cigna Group (The)	2,156	713
Henry Schein, Inc.*	1,806	132
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Providers & Services – 1.8%continued
Premier, Inc., Class A	965	$21
UnitedHealth Group, Inc.	774	241
		1,107
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	19,289	296
Hotels, Restaurants & Leisure – 0.3%
Vail Resorts, Inc.	1,185	186
Household Durables – 1.1%
Garmin Ltd.	768	160
NVR, Inc.*	44	325
PulteGroup, Inc.	1,007	106
TopBuild Corp.*	415	135
		726
Household Products – 0.9%
Procter & Gamble (The) Co.	1,880	300
Reynolds Consumer Products, Inc.	11,785	252
		552
Industrial Real Estate Investment Trusts – 0.7%
First Industrial Realty Trust, Inc.	6,146	296
Prologis, Inc.	1,679	176
		472
Insurance – 4.9%
Aflac, Inc.	5,686	600
American International Group, Inc.	5,635	482
Assured Guaranty Ltd.	3,497	304
Brighthouse Financial, Inc.*	3,190	171
Loews Corp.	2,246	206
MetLife, Inc.	6,913	556
Old Republic International Corp.	8,135	313
Prudential Financial, Inc.	4,287	461
		3,093
Interactive Media & Services – 0.5%
Alphabet, Inc., Class A	1,864	329
IT Services – 3.3%
Accenture PLC, Class A	3,238	968
Amdocs Ltd.	1,856	169
Cognizant Technology Solutions Corp., Class A	2,958	231
International Business Machines Corp.	2,355	694
		2,062
EQUITY FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Leisure Products – 0.6%
Hasbro, Inc.	5,189	$383
Mattel, Inc.*	175	4
		387
Life Sciences Tools & Services – 3.2%
Bio-Techne Corp.	4,963	255
Danaher Corp.	1,274	252
IQVIA Holdings, Inc.*	1,988	313
QIAGEN N.V.*	7,318	352
Thermo Fisher Scientific, Inc.	2,137	867
		2,039
Machinery – 2.6%
Allison Transmission Holdings, Inc.	3,442	327
Donaldson Co., Inc.	4,323	300
Dover Corp.	997	183
Graco, Inc.	860	74
Snap-on, Inc.	982	306
Toro (The) Co.	160	11
Westinghouse Air Brake Technologies Corp.	2,065	432
		1,633
Media – 2.4%
Comcast Corp., Class A	12,323	440
Fox Corp., Class A	4,228	237
Interpublic Group of (The) Cos., Inc.	3,694	90
New York Times (The) Co., Class A	5,488	307
Nexstar Media Group, Inc.	1,840	318
Omnicom Group, Inc.	2,023	146
		1,538
Metals & Mining – 1.5%
Newmont Corp.	13,917	811
Reliance, Inc.	343	108
		919
Mortgage Real Estate Investment Trusts – 0.4%
Starwood Property Trust, Inc.	13,528	272
Multi-Utilities – 1.2%
Consolidated Edison, Inc.	3,354	336
Dominion Energy, Inc.	7,319	414
		750
Office Real Estate Investment Trusts – 0.4%
Kilroy Realty Corp.	8,262	284
Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	7,728	1,107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Oil, Gas & Consumable Fuels – 6.0%continued
EOG Resources, Inc.	6,387	$764
Exxon Mobil Corp.	7,881	849
Ovintiv, Inc.	6,810	259
Phillips 66	2,399	286
Valero Energy Corp.	3,771	507
		3,772
Personal Care Products – 0.7%
Estee Lauder (The) Cos., Inc., Class A	5,106	413
Pharmaceuticals – 3.9%
Jazz Pharmaceuticals PLC*	2,335	248
Johnson & Johnson	6,544	999
Merck & Co., Inc.	3,370	267
Pfizer, Inc.	38,033	922
		2,436
Professional Services – 2.5%
Amentum Holdings, Inc.*	153	4
Equifax, Inc.	236	61
Genpact Ltd.	3,854	170
Jacobs Solutions, Inc.	2,484	326
Leidos Holdings, Inc.	2,334	368
Robert Half, Inc.	3,965	163
Science Applications International Corp.	2,568	289
SS&C Technologies Holdings, Inc.	2,335	193
		1,574
Real Estate Management & Development – 0.8%
Howard Hughes Holdings, Inc.*	2,071	140
Jones Lang LaSalle, Inc.*	1,326	339
		479
Residential Real Estate Investment Trusts – 1.1%
AvalonBay Communities, Inc.	1,796	366
Equity Residential	5,236	353
		719
Retail Real Estate Investment Trusts – 0.8%
NNN REIT, Inc.	4,011	173
Regency Centers Corp.	4,391	313
		486
Semiconductors & Semiconductor Equipment – 2.0%
Analog Devices, Inc.	1,858	442
Applied Materials, Inc.	1,959	359
Cirrus Logic, Inc.*	692	72
QUALCOMM, Inc.	2,031	324
NORTHERN FUNDS QUARTERLY REPORT  74 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Semiconductors & Semiconductor Equipment – 2.0%continued
Skyworks Solutions, Inc.	454	$34
Texas Instruments, Inc.	180	37
		1,268
Software – 1.3%
Gen Digital, Inc.	11,781	346
Intuit, Inc.	492	388
PTC, Inc.*	369	64
		798
Specialized Real Estate Investment Trusts – 1.0%
Rayonier, Inc.	11,444	254
VICI Properties, Inc.	5,906	192
Weyerhaeuser Co.	6,687	172
		618
Specialty Retail – 0.4%
Best Buy Co., Inc.	3,181	213
Ross Stores, Inc.	186	24
		237
Textiles, Apparel & Luxury Goods – 2.1%
Columbia Sportswear Co.	705	43
Deckers Outdoor Corp.*	2,009	207
Lululemon Athletica, Inc.*	968	230
NIKE, Inc., Class B	6,023	428
Ralph Lauren Corp.	1,478	405
		1,313
Tobacco – 0.3%
Philip Morris International, Inc.	1,084	197
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	1,126	96
Total Common Stocks
(Cost $51,216)		61,814

INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(1) (2)	1,045,891	1,046
Total Investment Companies
(Cost $1,046)		1,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(3) (4)	$73	$72
Total Short-Term Investments
(Cost $72)		72

Total Investments – 99.9%
(Cost $52,334)		62,932
Other Assets less Liabilities – 0.1%		44
NET ASSETS – 100.0%		$62,976

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	33	$1,032	Long	9/25	$35
EQUITY FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$61,814	$—	$—	$61,814
Investment Companies	1,046	—	—	1,046
Short-Term Investments	—	72	—	72
Total Investments	$62,860	$72	$—	$62,932
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$35	$—	$—	$35

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$502	$1,859	$1,315	$6	$1,046	1,045,891
NORTHERN FUNDS QUARTERLY REPORT  76 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 2.1%
ATI, Inc.*	94,032	$8,119
BWX Technologies, Inc.	60,894	8,772
Curtiss-Wright Corp.	25,112	12,268
Hexcel Corp.	53,366	3,015
Woodward, Inc.	39,653	9,719
		41,893
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	76,378	3,720
Automobile Components – 0.8%
Autoliv, Inc.	47,437	5,308
Gentex Corp.	149,227	3,281
Goodyear Tire & Rubber (The) Co.*	189,298	1,963
Lear Corp.	35,492	3,371
Visteon Corp.*	18,045	1,684
		15,607
Automobiles – 0.3%
Harley-Davidson, Inc.	72,388	1,709
Thor Industries, Inc.†	35,313	3,136
		4,845
Banks – 6.6%
Associated Banc-Corp.	108,354	2,643
Bank OZK	70,338	3,310
Cadence Bank	124,388	3,978
Columbia Banking System, Inc.	139,537	3,262
Comerica, Inc.	87,328	5,209
Commerce Bancshares, Inc.	80,993	5,035
Cullen/Frost Bankers, Inc.	42,846	5,507
East West Bancorp, Inc.	91,855	9,276
First Financial Bankshares, Inc.	85,982	3,094
First Horizon Corp.	338,165	7,169
Flagstar Financial, Inc.	200,858	2,129
FNB Corp.	240,214	3,502
Glacier Bancorp, Inc.	79,036	3,405
Hancock Whitney Corp.	57,187	3,283
Home BancShares, Inc.	122,601	3,489
International Bancshares Corp.	35,725	2,378
Old National Bancorp	217,185	4,635
Pinnacle Financial Partners, Inc.	51,270	5,661
Prosperity Bancshares, Inc.	63,573	4,465
SouthState Corp.	65,439	6,022
Synovus Financial Corp.	92,739	4,799
Texas Capital Bancshares, Inc.*	30,672	2,435
UMB Financial Corp.	47,421	4,987
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 6.6%continued
United Bankshares, Inc.	94,092	$3,428
Valley National Bancorp	316,026	2,822
Webster Financial Corp.	112,179	6,125
Western Alliance Bancorp	72,448	5,650
Wintrust Financial Corp.	44,638	5,534
Zions Bancorp N.A.	98,437	5,113
		128,345
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	5,429	1,036
Celsius Holdings, Inc.*	104,462	4,846
Coca-Cola Consolidated, Inc.†	38,940	4,348
		10,230
Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc.*	127,501	7,009
Cytokinetics, Inc.*	79,227	2,618
Exelixis, Inc.*	181,786	8,012
Halozyme Therapeutics, Inc.*	82,221	4,277
Neurocrine Biosciences, Inc.*	65,813	8,272
Roivant Sciences Ltd.*	279,455	3,149
Sarepta Therapeutics, Inc.*	64,870	1,109
United Therapeutics Corp.*	29,997	8,620
		43,066
Broadline Retail – 0.4%
Macy's, Inc.	184,600	2,152
Ollie's Bargain Outlet Holdings, Inc.*	40,953	5,397
		7,549
Building Products – 2.2%
AAON, Inc.	44,829	3,306
Advanced Drainage Systems, Inc.	46,922	5,389
Carlisle Cos., Inc.	28,756	10,737
Fortune Brands Innovations, Inc.	79,879	4,112
Owens Corning	56,556	7,778
Simpson Manufacturing Co., Inc.	27,787	4,316
Trex Co., Inc.*	71,209	3,872
UFP Industries, Inc.	40,113	3,986
		43,496
Capital Markets – 3.8%
Affiliated Managers Group, Inc.	18,978	3,734
Carlyle Group (The), Inc.	142,047	7,301
Evercore, Inc., Class A	23,972	6,473
Federated Hermes, Inc.	50,456	2,236
Hamilton Lane, Inc., Class A	28,786	4,091
EQUITY FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Capital Markets – 3.8%continued
Houlihan Lokey, Inc.	35,865	$6,454
Interactive Brokers Group, Inc., Class A	290,350	16,088
Janus Henderson Group PLC	84,172	3,269
Jefferies Financial Group, Inc.	108,524	5,935
Morningstar, Inc.	17,690	5,554
SEI Investments Co.	63,097	5,670
Stifel Financial Corp.	68,487	7,108
		73,913
Chemicals – 1.5%
Ashland, Inc.	30,539	1,535
Avient Corp.	60,648	1,960
Axalta Coating Systems Ltd.*	145,188	4,311
Cabot Corp.	35,641	2,673
NewMarket Corp.	5,039	3,481
Olin Corp.	76,830	1,543
RPM International, Inc.	85,413	9,382
Scotts Miracle-Gro (The) Co.	28,670	1,891
Westlake Corp.	22,071	1,676
		28,452
Commercial Services & Supplies – 1.7%
Brink's (The) Co.	28,070	2,506
Clean Harbors, Inc.*	33,574	7,762
MSA Safety, Inc.	26,112	4,374
RB Global, Inc.	123,388	13,103
Tetra Tech, Inc.	175,701	6,318
		34,063
Communications Equipment – 0.6%
Ciena Corp.*	94,567	7,691
Lumentum Holdings, Inc.*	46,307	4,402
		12,093
Construction & Engineering – 3.3%
AECOM	88,169	9,951
API Group Corp.*	162,387	8,290
Comfort Systems U.S.A., Inc.	23,451	12,575
EMCOR Group, Inc.	29,818	15,949
Fluor Corp.*	109,818	5,630
MasTec, Inc.*	40,874	6,966
Valmont Industries, Inc.	13,392	4,374
		63,735
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Construction Materials – 0.4%
Eagle Materials, Inc.	22,115	$4,470
Knife River Corp.*	37,825	3,088
		7,558
Consumer Finance – 0.8%
Ally Financial, Inc.	184,307	7,179
FirstCash Holdings, Inc.	25,767	3,482
SLM Corp.	140,011	4,591
		15,252
Consumer Staples Distribution & Retail – 3.3%
Albertsons Cos., Inc., Class A	268,781	5,782
BJ's Wholesale Club Holdings, Inc.*	88,002	9,489
Casey's General Stores, Inc.	24,732	12,620
Maplebear, Inc.*	109,577	4,957
Performance Food Group Co.*	104,033	9,100
Sprouts Farmers Market, Inc.*	65,212	10,737
U.S. Foods Holding Corp.*	154,153	11,871
		64,556
Containers & Packaging – 1.3%
AptarGroup, Inc.	44,031	6,888
Crown Holdings, Inc.	76,698	7,898
Graphic Packaging Holding Co.	200,444	4,223
Greif, Inc., Class A	17,550	1,140
Silgan Holdings, Inc.†	54,313	2,943
Sonoco Products Co.	65,444	2,851
		25,943
Diversified Consumer Services – 1.5%
Duolingo, Inc.*	26,115	10,708
Graham Holdings Co., Class B	2,268	2,146
Grand Canyon Education, Inc.*	18,675	3,529
H&R Block, Inc.	89,312	4,902
Service Corp. International	94,897	7,725
		29,010
Diversified Real Estate Investment Trusts – 0.5%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	145,942	9,104
		9,104
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	148,547	5,407
Iridium Communications, Inc.	71,683	2,163
		7,570
Electric Utilities – 1.0%
ALLETE, Inc.	38,398	2,460
NORTHERN FUNDS QUARTERLY REPORT  78 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electric Utilities – 1.0%continued
IDACORP, Inc.	36,050	$4,162
OGE Energy Corp.	134,260	5,958
Portland General Electric Co.	72,673	2,953
TXNM Energy, Inc.	61,861	3,484
		19,017
Electrical Equipment – 1.6%
Acuity, Inc.	20,408	6,088
EnerSys	26,201	2,247
NEXTracker, Inc., Class A*	95,843	5,211
nVent Electric PLC	109,743	8,039
Regal Rexnord Corp.	44,099	6,393
Sensata Technologies Holding PLC	97,075	2,923
		30,901
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc.*	34,612	4,411
Avnet, Inc.	56,013	2,973
Belden, Inc.	26,379	3,055
Cognex Corp.	111,455	3,535
Coherent Corp.*	103,381	9,223
Crane NXT Co.	32,672	1,761
Fabrinet*	23,888	7,039
Flex Ltd.*	255,253	12,742
IPG Photonics Corp.*	17,417	1,196
Littelfuse, Inc.	16,497	3,740
Novanta, Inc.*	23,873	3,078
TD SYNNEX Corp.	49,797	6,757
Vontier Corp.	98,209	3,624
		63,134
Energy Equipment & Services – 0.5%
ChampionX Corp.	127,066	3,156
NOV, Inc.	250,455	3,113
Valaris Ltd.*	43,302	1,824
Weatherford International PLC	48,113	2,421
		10,514
Entertainment – 0.1%
Warner Music Group Corp., Class A	96,765	2,636
Financial Services – 1.9%
Equitable Holdings, Inc.	202,498	11,360
Essent Group Ltd.	67,670	4,110
Euronet Worldwide, Inc.*	26,970	2,734
MGIC Investment Corp.	158,429	4,411
Shift4 Payments, Inc., Class A* †	44,822	4,442
Voya Financial, Inc.	64,248	4,562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Financial Services – 1.9%continued
Western Union (The) Co.	218,915	$1,843
WEX, Inc.*	22,735	3,339
		36,801
Food Products – 1.0%
Darling Ingredients, Inc.*	105,046	3,985
Flowers Foods, Inc.	130,128	2,079
Ingredion, Inc.	42,888	5,817
Marzetti Company (The)	12,792	2,210
Pilgrim's Pride Corp.	27,055	1,217
Post Holdings, Inc.*	30,137	3,286
		18,594
Gas Utilities – 1.1%
National Fuel Gas Co.	60,269	5,105
New Jersey Resources Corp.	66,611	2,986
ONE Gas, Inc.	40,034	2,877
Southwest Gas Holdings, Inc.	40,088	2,982
Spire, Inc.	39,161	2,858
UGI Corp.	143,037	5,210
		22,018
Ground Transportation – 1.5%
Avis Budget Group, Inc.* †	11,300	1,910
Knight-Swift Transportation Holdings, Inc.	107,671	4,762
Landstar System, Inc.	23,196	3,225
Ryder System, Inc.	27,585	4,386
Saia, Inc.*	17,697	4,849
XPO, Inc.*	78,511	9,915
		29,047
Health Care Equipment & Supplies – 1.4%
DENTSPLY SIRONA, Inc.	132,075	2,097
Envista Holdings Corp.*	112,349	2,195
Globus Medical, Inc., Class A*	75,035	4,429
Haemonetics Corp.*	33,317	2,486
Lantheus Holdings, Inc.*	46,182	3,780
LivaNova PLC*	36,091	1,625
Masimo Corp.*	30,019	5,050
Penumbra, Inc.*	25,764	6,612
		28,274
Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.*	60,895	1,382
Amedisys, Inc.*	21,706	2,135
Chemed Corp.	9,722	4,734
Encompass Health Corp.	67,188	8,239
EQUITY FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.5%continued
Ensign Group (The), Inc.	38,059	$5,871
HealthEquity, Inc.*	57,769	6,052
Hims & Hers Health, Inc.* †	130,325	6,497
Option Care Health, Inc.*	109,320	3,551
Tenet Healthcare Corp.*	61,896	10,894
		49,355
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	233,348	3,701
Omega Healthcare Investors, Inc.	192,409	7,052
Sabra Health Care REIT, Inc.	157,890	2,911
		13,664
Health Care Technology – 0.3%
Doximity, Inc., Class A*	88,723	5,442
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.†	132,166	1,352
Hotels, Restaurants & Leisure – 3.4%
Aramark	174,711	7,315
Boyd Gaming Corp.	40,771	3,190
Cava Group, Inc.*	54,548	4,595
Choice Hotels International, Inc.†	14,757	1,872
Churchill Downs, Inc.	47,994	4,847
Hilton Grand Vacations, Inc.*	38,507	1,599
Hyatt Hotels Corp., Class A	27,995	3,910
Light & Wonder, Inc.*	56,278	5,417
Marriott Vacations Worldwide Corp.	21,022	1,520
Planet Fitness, Inc., Class A*	55,915	6,098
Texas Roadhouse, Inc.	44,221	8,287
Travel + Leisure Co.	44,368	2,290
Vail Resorts, Inc.	24,797	3,896
Wendy's (The) Co.	106,569	1,217
Wingstop, Inc.	18,605	6,265
Wyndham Hotels & Resorts, Inc.	51,383	4,173
		66,491
Household Durables – 1.7%
KB Home	47,944	2,540
Somnigroup International, Inc.†	137,627	9,365
Taylor Morrison Home Corp.*	66,982	4,114
Toll Brothers, Inc.	66,287	7,565
TopBuild Corp.*	18,937	6,131
Whirlpool Corp.	36,923	3,745
		33,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Independent Power & Renewable Electricity Producers – 0.2%
Ormat Technologies, Inc.	38,482	$3,223
Industrial Real Estate Investment Trusts – 1.0%
EastGroup Properties, Inc.	34,857	5,825
First Industrial Realty Trust, Inc.	87,951	4,233
Rexford Industrial Realty, Inc.†	156,939	5,583
STAG Industrial, Inc.	123,978	4,498
		20,139
Insurance – 4.5%
American Financial Group, Inc.	47,742	6,026
Brighthouse Financial, Inc.*	38,401	2,065
CNO Financial Group, Inc.	66,258	2,556
Fidelity National Financial, Inc.	173,582	9,731
First American Financial Corp.	68,666	4,215
Hanover Insurance Group (The), Inc.	23,969	4,072
Kemper Corp.	40,200	2,595
Kinsale Capital Group, Inc.	14,724	7,125
Old Republic International Corp.	151,646	5,829
Primerica, Inc.	21,913	5,997
Reinsurance Group of America, Inc.	44,047	8,737
RenaissanceRe Holdings Ltd.	32,430	7,877
RLI Corp.	55,467	4,006
Ryan Specialty Holdings, Inc.	71,812	4,882
Selective Insurance Group, Inc.	40,350	3,496
Unum Group	106,920	8,635
		87,844
Interactive Media & Services – 0.1%
ZoomInfo Technologies, Inc.*	172,022	1,741
IT Services – 1.0%
ASGN, Inc.*	28,969	1,447
Kyndryl Holdings, Inc.*	155,154	6,510
Okta, Inc.*	111,193	11,116
		19,073
Leisure Products – 0.5%
Brunswick Corp.	43,556	2,406
Mattel, Inc.*	215,475	4,249
Polaris, Inc.†	34,930	1,420
YETI Holdings, Inc.*	54,814	1,728
		9,803
Life Sciences Tools & Services – 1.7%
Avantor, Inc.*	452,977	6,097
Bio-Rad Laboratories, Inc., Class A*	12,343	2,979
Bruker Corp.	73,418	3,025
NORTHERN FUNDS QUARTERLY REPORT  80 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Life Sciences Tools & Services – 1.7%continued
Illumina, Inc.*	105,290	$10,046
Medpace Holdings, Inc.*	15,660	4,915
Repligen Corp.*	34,709	4,317
Sotera Health Co.*	101,202	1,125
		32,504
Machinery – 5.2%
AGCO Corp.	41,119	4,242
Chart Industries, Inc.*	29,858	4,916
CNH Industrial N.V.	583,037	7,556
Crane Co.	32,590	6,188
Donaldson Co., Inc.	79,434	5,509
Esab Corp.	38,019	4,583
Flowserve Corp.	87,223	4,566
Graco, Inc.	111,385	9,576
ITT, Inc.	52,458	8,227
Lincoln Electric Holdings, Inc.	37,122	7,696
Middleby (The) Corp.*	35,540	5,118
Mueller Industries, Inc.	73,546	5,845
Oshkosh Corp.	42,943	4,876
RBC Bearings, Inc.*	20,894	8,040
Terex Corp.	43,472	2,030
Timken (The) Co.	42,257	3,066
Toro (The) Co.	66,322	4,687
Watts Water Technologies, Inc., Class A	18,296	4,499
		101,220
Marine Transportation – 0.2%
Kirby Corp.*	37,434	4,245
Media – 0.6%
EchoStar Corp., Class A*	88,959	2,464
New York Times (The) Co., Class A	108,207	6,057
Nexstar Media Group, Inc.	18,812	3,254
		11,775
Metals & Mining – 2.0%
Alcoa Corp.	172,037	5,077
Carpenter Technology Corp.	33,177	9,169
Cleveland-Cliffs, Inc.*	321,448	2,443
Commercial Metals Co.	75,041	3,670
Reliance, Inc.	35,042	11,000
Royal Gold, Inc.	43,872	7,802
		39,161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	402,357	$7,572
Starwood Property Trust, Inc.†	215,174	4,319
		11,891
Multi-Utilities – 0.2%
Black Hills Corp.	48,102	2,698
Northwestern Energy Group, Inc.	40,677	2,087
		4,785
Office Real Estate Investment Trusts – 0.6%
COPT Defense Properties	75,342	2,078
Cousins Properties, Inc.	111,471	3,347
Kilroy Realty Corp.†	70,595	2,422
Vornado Realty Trust	110,922	4,242
		12,089
Oil, Gas & Consumable Fuels – 3.2%
Antero Midstream Corp.	223,847	4,242
Antero Resources Corp.*	194,573	7,838
Chord Energy Corp.	38,355	3,715
Civitas Resources, Inc.	56,368	1,551
CNX Resources Corp.*	96,641	3,255
DT Midstream, Inc.	67,725	7,444
HF Sinclair Corp.	106,391	4,370
Matador Resources Co.	77,323	3,690
Murphy Oil Corp.	88,898	2,000
Ovintiv, Inc.	172,729	6,572
PBF Energy, Inc., Class A	65,003	1,409
Permian Resources Corp.	423,902	5,774
Range Resources Corp.	159,339	6,480
Viper Energy, Inc.	87,022	3,318
		61,658
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	41,344	3,555
Passenger Airlines – 0.5%
Alaska Air Group, Inc.*	80,624	3,989
American Airlines Group, Inc.*	439,954	4,937
		8,926
Personal Care Products – 0.5%
BellRing Brands, Inc.*	84,720	4,908
Coty, Inc., Class A*	241,817	1,124
elf Beauty, Inc.*	37,472	4,663
		10,695
EQUITY FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Pharmaceuticals – 0.3%
Jazz Pharmaceuticals PLC*	40,944	$4,345
Perrigo Co. PLC	91,166	2,436
		6,781
Professional Services – 2.3%
CACI International, Inc., Class A*	14,661	6,989
Concentrix Corp.	30,448	1,609
ExlService Holdings, Inc.*	108,538	4,753
Exponent, Inc.	33,662	2,515
FTI Consulting, Inc.*	22,481	3,631
Genpact Ltd.	106,884	4,704
Insperity, Inc.	23,634	1,421
KBR, Inc.	86,178	4,131
ManpowerGroup, Inc.	30,576	1,235
Maximus, Inc.	37,381	2,624
Parsons Corp.*	31,173	2,237
Paylocity Holding Corp.*	28,669	5,195
Science Applications International Corp.	31,468	3,544
		44,588
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	31,645	8,094
Residential Real Estate Investment Trusts – 0.9%
American Homes 4 Rent, Class A	211,310	7,622
Equity LifeStyle Properties, Inc.	127,134	7,840
Independence Realty Trust, Inc.	154,839	2,739
		18,201
Retail Real Estate Investment Trusts – 1.0%
Agree Realty Corp.†	72,975	5,332
Brixmor Property Group, Inc.	203,774	5,306
Kite Realty Group Trust	146,769	3,324
NNN REIT, Inc.	125,357	5,413
		19,375
Semiconductors & Semiconductor Equipment – 2.6%
Allegro MicroSystems, Inc.*	87,323	2,986
Amkor Technology, Inc.	75,207	1,579
Cirrus Logic, Inc.*	35,472	3,698
Entegris, Inc.	100,683	8,120
Lattice Semiconductor Corp.*	91,358	4,476
MACOM Technology Solutions Holdings, Inc.*	39,663	5,683
MKS, Inc.	44,559	4,427
Onto Innovation, Inc.*	32,443	3,275
Power Integrations, Inc.	37,306	2,085
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 2.6%continued
Rambus, Inc.*	71,358	$4,568
Silicon Laboratories, Inc.*	21,751	3,205
Synaptics, Inc.*	25,515	1,654
Universal Display Corp.	29,488	4,555
		50,311
Software – 3.5%
Appfolio, Inc., Class A*	15,302	3,524
BILL Holdings, Inc.*	62,892	2,909
Blackbaud, Inc.*	24,940	1,601
Commvault Systems, Inc.*	29,432	5,131
Docusign, Inc.*	134,949	10,511
Dolby Laboratories, Inc., Class A	40,754	3,026
Dropbox, Inc., Class A*	130,980	3,746
Dynatrace, Inc.*	199,784	11,030
Guidewire Software, Inc.*	55,887	13,159
Manhattan Associates, Inc.*	40,373	7,972
Pegasystems, Inc.	59,442	3,218
Qualys, Inc.*	24,117	3,446
		69,273
Specialized Real Estate Investment Trusts – 1.6%
CubeSmart	151,994	6,460
EPR Properties	50,812	2,960
Gaming and Leisure Properties, Inc.	182,769	8,532
Lamar Advertising Co., Class A	58,648	7,117
National Storage Affiliates Trust	46,538	1,489
PotlatchDeltic Corp.	47,373	1,818
Rayonier, Inc.	92,916	2,061
		30,437
Specialty Retail – 3.7%
Abercrombie & Fitch Co., Class A*	31,596	2,618
AutoNation, Inc.*	16,615	3,301
Bath & Body Works, Inc.	141,484	4,239
Burlington Stores, Inc.*	41,979	9,766
Chewy, Inc., Class A*	146,336	6,237
Dick's Sporting Goods, Inc.	37,655	7,448
Five Below, Inc.*	36,581	4,799
Floor & Decor Holdings, Inc., Class A*	71,514	5,432
GameStop Corp., Class A* †	270,596	6,600
Gap (The), Inc.	147,494	3,217
Lithia Motors, Inc.	17,360	5,865
Murphy U.S.A., Inc.	11,997	4,880
Penske Automotive Group, Inc.	12,375	2,126
NORTHERN FUNDS QUARTERLY REPORT  82 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 3.7%continued
RH*	10,050	$1,899
Valvoline, Inc.*	84,889	3,215
		71,642
Technology Hardware, Storage & Peripherals – 0.6%
Pure Storage, Inc., Class A*	206,740	11,904
Textiles, Apparel & Luxury Goods – 0.9%
Capri Holdings Ltd.*	77,951	1,380
Columbia Sportswear Co.†	20,254	1,237
Crocs, Inc.*	37,237	3,771
PVH Corp.	32,101	2,202
Skechers U.S.A., Inc., Class A*	86,897	5,483
Under Armour, Inc., Class A*	124,301	849
Under Armour, Inc., Class C*	83,776	544
VF Corp.	219,632	2,581
		18,047
Trading Companies & Distributors – 1.8%
Applied Industrial Technologies, Inc.	25,398	5,904
Core & Main, Inc., Class A*	126,264	7,620
GATX Corp.	23,830	3,659
MSC Industrial Direct Co., Inc., Class A	29,767	2,531
Watsco, Inc.	23,203	10,247
WESCO International, Inc.	29,620	5,485
		35,446
Water Utilities – 0.3%
Essential Utilities, Inc.	171,972	6,387
Total Common Stocks
(Cost $1,272,525)		1,935,513

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(2) (3) (4)	20,283,395	20,283
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(2) (3)	15,330,008	15,330
Total Investment Companies
(Cost $35,613)		35,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.13%, 11/28/25(5) (6)	$1,199	$1,178
Total Short-Term Investments
(Cost $1,178)		1,178

Total Investments – 101.0%
(Cost $1,309,316)		1,972,304
Liabilities less Other Assets – (1.0%)		(19,169)
NET ASSETS – 100.0%		$1,953,135

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	57	$17,815	Long	9/25	$284
EQUITY FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,935,513	$—	$—	$1,935,513
Investment Companies	35,613	—	—	35,613
Short-Term Investments	—	1,178	—	1,178
Total Investments	$1,971,126	$1,178	$—	$1,972,304
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$284	$—	$—	$284

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$36,127	$15,844	$4 (1)	$20,283	20,283,395
Northern Institutional Funds - U.S. Government Portfolio (Shares)	21,363	70,097	76,130	138	15,330	15,330,008
Total	$21,363	$106,224	$91,974	$142	$35,613	35,613,403

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

NORTHERN FUNDS QUARTERLY REPORT  84 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)
Australia – 5.9%
Atlas Arteria Ltd.	4,262,557	$14,280
Cleanaway Waste Management Ltd.	1,652,812	2,959
Qube Holdings Ltd.	1,778,441	5,010
Transurban Group	3,430,571	31,588
		53,837
Brazil – 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP ADR	10,569	232
Cia Paranaense de Energia - Copel	1,153,569	2,476
Equatorial Energia S.A.	147,235	984
Motiva Infraestrutura de Mobilidade S.A.	1,987,614	5,067
		8,759
Canada – 3.9%
Ag Growth International, Inc.	10,709	328
Algonquin Power & Utilities Corp.	1,051,453	6,015
Canadian Pacific Kansas City Ltd.	95,500	7,587
Enbridge, Inc.	98,011	4,444
Hydro One Ltd.	18,947	683
Keyera Corp.*	68,674	2,200
Northland Power, Inc.	80,493	1,263
South Bow Corp.	58,789	1,526
TC Energy Corp.	233,062	11,378
		35,424
China – 1.7%
Beijing Capital International Airport Co. Ltd., Class H*	7,162,000	2,704
China Tower Corp. Ltd., Class H	2,300,749	3,292
China Water Affairs Group Ltd.	250,282	201
COSCO SHIPPING Ports Ltd.	3,878,000	2,569
ENN Energy Holdings Ltd.	777,500	6,219
Guangdong Investment Ltd.	331,046	277
		15,262
Denmark – 0.1%
Orsted A/S*	7,026	301
Vestas Wind Systems A/S	17,086	257
		558
France – 7.0%
Aeroports de Paris S.A.	124,863	15,672
Engie S.A.	169,868	4,000
Eutelsat Communications S.A.CA* †	238,882	1,044
Getlink S.E.	724,878	14,009
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
France – 7.0%continued
Veolia Environnement S.A.	27,383	$977
Vinci S.A.	191,119	28,211
		63,913
Germany – 1.5%
E.ON S.E.	38,744	713
Fraport A.G. Frankfurt Airport Services Worldwide*	79,233	5,969
RWE A.G.	167,440	6,997
Siemens A.G. (Registered)	1,786	458
		14,137
Hong Kong – 2.1%
CK Infrastructure Holdings Ltd.	1,156,800	7,660
Power Assets Holdings Ltd.	1,826,320	11,739
		19,399
India – 0.1%
NTPC Ltd.	301,048	1,176
Ireland – 0.1%
Greencoat Renewables PLC	923,314	836
Italy – 8.6%
Enav S.p.A.	260,107	1,203
Enel S.p.A.	1,170,456	11,109
Hera S.p.A.	2,587,726	12,506
Infrastrutture Wireless Italiane S.p.A.	516,116	6,311
Italgas S.p.A.	1,552,142	13,195
Snam S.p.A.	2,743,505	16,664
Terna - Rete Elettrica Nazionale	1,638,543	16,854
		77,842
Japan – 1.6%
Chubu Electric Power Co., Inc.	119,200	1,474
East Japan Railway Co.	69,400	1,498
Japan Airport Terminal Co. Ltd.	196,700	6,271
Kurita Water Industries Ltd.	17,900	705
Osaka Gas Co. Ltd.	51,300	1,313
West Japan Railway Co.	130,900	3,001
		14,262
Luxembourg – 0.6%
SES S.A.	777,358	5,529
Malaysia – 0.4%
Tenaga Nasional Bhd.	972,900	3,323
Mexico – 3.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	397,817	5,232
EQUITY FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Mexico – 3.4%continued
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	442,965	$10,141
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	350,912	11,202
Promotora y Operadora de Infraestructura S.A.B. de C.V.	406,076	4,580
		31,155
Netherlands – 0.3%
Arcadis N.V.	6,970	338
Koninklijke Vopak N.V.	40,374	2,008
		2,346
New Zealand – 1.2%
Auckland International Airport Ltd.	2,230,515	10,549
Philippines – 0.3%
International Container Terminal Services, Inc.	347,930	2,546
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	789,751	2,817
Spain – 2.5%
Aena SME S.A.(2)	695,420	18,564
Iberdrola S.A.	200,962	3,863
		22,427
Switzerland – 1.4%
Flughafen Zurich A.G. (Registered)	43,152	12,312
Landis+Gyr Group A.G.*	6,196	436
		12,748
United Kingdom – 9.1%
National Grid PLC	2,911,530	42,570
Pennon Group PLC	906,959	6,245
Severn Trent PLC	506,993	19,069
SSE PLC	35,386	889
United Utilities Group PLC	914,925	14,366
		83,139
United States – 40.6%
AECOM	5,895	665
AES (The) Corp.	106,017	1,115
Alexandria Real Estate Equities, Inc.	6,216	451
Ameren Corp.	43,746	4,201
American Electric Power Co., Inc.	159,388	16,538
American Tower Corp.	12,802	2,829
American Water Works Co., Inc.	5,499	765
Array Technologies, Inc.*	27,842	164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 40.6%continued
Bunge Global S.A.	11,637	$934
CenterPoint Energy, Inc.	78,325	2,878
Cheniere Energy, Inc.	59,251	14,429
Consolidated Edison, Inc.	14,436	1,449
Constellation Energy Corp.	28,433	9,177
Crown Castle, Inc.	117,168	12,037
CSX Corp.	1,015,037	33,121
Dominion Energy, Inc.	127,805	7,223
DT Midstream, Inc.	42,784	4,702
Duke Energy Corp.	131,890	15,563
Entergy Corp.	81,384	6,765
Equinix, Inc.	1,358	1,080
Essential Utilities, Inc.	26,891	999
Evergy, Inc.	175,863	12,122
Eversource Energy	144,958	9,222
Exelon Corp.	373,341	16,210
Ferrovial S.E.	394,211	21,019
First Solar, Inc.*	3,157	523
Gladstone Land Corp.	19,861	202
H2O America	6,321	328
HA Sustainable Infrastructure Capital, Inc.	14,827	398
Hess Midstream L.P., Class A	127,811	4,922
Hubbell, Inc.	1,662	679
Kinder Morgan, Inc.	44,259	1,301
Kinetik Holdings, Inc.	35,859	1,580
NextEra Energy, Inc.	315,193	21,881
NEXTracker, Inc., Class A*	3,787	206
NiSource, Inc.	79,792	3,219
Norfolk Southern Corp.	91,522	23,427
ONEOK, Inc.	145,456	11,874
Ormat Technologies, Inc.	15,080	1,263
PG&E Corp.	447,487	6,238
PPL Corp.	91,627	3,105
Public Service Enterprise Group, Inc.	75,507	6,356
SBA Communications Corp.	30,632	7,194
Sempra	202,630	15,353
Targa Resources Corp.	79,008	13,754
Tetra Tech, Inc.	19,831	713
TXNM Energy, Inc.	36,091	2,033
UGI Corp.	79,376	2,891
Venture Global, Inc., Class A†	181,617	2,830
Vistra Corp.	26,348	5,106
Waste Connections, Inc.	968	181
NORTHERN FUNDS QUARTERLY REPORT  86 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 40.6%continued
Waste Connections, Inc. (TSX Toronto Exchange)	14,410	$2,692
Waste Management, Inc.	4,413	1,010
WEC Energy Group, Inc.	35,811	3,731
Williams (The) Cos., Inc.	245,691	15,432
Xcel Energy, Inc.	182,094	12,401
Xylem, Inc.	5,079	657
		369,138
Total Common Stocks
(Cost $735,328)		851,122

MASTER LIMITED PARTNERSHIPS – 2.2% (1)
United States – 2.2%
Energy Transfer L.P.	253,623	4,598
Enterprise Products Partners L.P.	92,999	2,884
MPLX L.P.	94,625	4,874
Plains All American Pipeline L.P.	257,714	4,722
Western Midstream Partners L.P.	73,954	2,862
		19,940
Total Master Limited Partnerships
(Cost $20,991)		19,940

INVESTMENT COMPANIES – 3.7%
International Public Partnerships Ltd.	618,395	1,009
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(3) (4) (5)	3,580,231	3,580
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(3) (4)	26,850,238	26,850
Renewables Infrastructure Group (The) Ltd.	936,130	1,131
VH Global Sustainable Energy Opportunities PLC	673,060	671
Total Investment Companies
(Cost $33,193)		33,241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(6) (7)	$937	$921
Total Short-Term Investments
(Cost $921)		921

Total Investments – 99.7%
(Cost $790,433)		905,224
Other Assets less Liabilities – 0.3%		3,177
Net Assets – 100.0%		$908,401

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of this security amounted to approximately $18,564,000 or 2.0%
of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2025 is disclosed.
(5)	Investment of securities lending cash collateral in connection with securities lending.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
EQUITY FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	31	$9,693	Long	9/25	$298
MSCI EAFE Index (United States Dollar)	57	7,643	Long	9/25	173
Total					$471
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Utilities	44.9%
Industrials	34.1
Energy	12.4
Real Estate	2.6
Communication Services	1.8
Financials	0.2
Information Technology	0.1
Consumer Staples	0.1
Short-Term Investments	3.5
Total Investments	99.7
Other Assets less Liabilities	0.3
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$8,759	$—	$—	$8,759
Canada	35,424	—	—	35,424
Mexico	31,155	—	—	31,155
United States	348,119	21,019	—	369,138
All Other Countries(1)	—	406,646	—	406,646
Total Common Stocks	423,457	427,665	—	851,122
Master Limited Partnerships	19,940	—	—	19,940
Investment Companies	30,430	2,811	—	33,241
Short-Term Investments	—	921	—	921
Total Investments	$473,827	$431,397	$—	$905,224
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$471	$—	$—	$471

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  88 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$14,876	$11,296	$50 (1)	$3,580	3,580,231
Northern Institutional Funds - U.S. Government Portfolio (Shares)	25,814	103,443	102,407	276	26,850	26,850,238
Total	$25,814	$118,319	$113,703	$326	$30,430	30,430,469

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

EQUITY FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)
Australia – 7.3%
Charter Hall Group	53,946	$681
Goodman Group	153,888	3,469
HMC Capital Ltd.	18,452	62
National Storage REIT	362,669	551
Scentre Group	593,989	1,396
Stockland	114,560	405
		6,564
Belgium – 1.7%
Aedifica S.A.	2,600	202
Shurgard Self Storage Ltd.	24,113	1,052
VGP N.V.	2,842	286
		1,540
Canada – 1.0%
Canadian Apartment Properties REIT	28,185	919
France – 1.7%
Unibail-Rodamco-Westfield*	15,810	1,513
Germany – 2.2%
Vonovia S.E.	55,292	1,948
Hong Kong – 2.7%
Hongkong Land Holdings Ltd.	83,600	483
Link REIT	231,400	1,233
Sun Hung Kai Properties Ltd.	64,500	741
		2,457
Japan – 7.1%
Comforia Residential REIT, Inc.	163	324
Invincible Investment Corp.	424	183
Japan Metropolitan Fund Invest	1,539	1,091
Japan Real Estate Investment Corp.	505	413
KDX Realty Investment Corp.	554	600
Mitsubishi Estate Co. Ltd.	27,100	507
Mitsui Fudosan Co. Ltd.	277,600	2,682
Star Asia Investment Corp.	776	308
United Urban Investment Corp.	270	291
		6,399
Netherlands – 0.3%
CTP N.V.	11,407	240
Singapore – 1.6%
CapitaLand Integrated Commercial Trust	213,913	365
CapitaLand Investment Ltd.	175,200	365
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Singapore – 1.6%continued
Keppel DC REIT	170,900	$313
Parkway Life Real Estate Investment Trust	111,800	361
		1,404
Spain – 1.9%
Cellnex Telecom S.A.*	30,591	1,191
Merlin Properties Socimi S.A.	36,514	479
		1,670
Sweden – 0.4%
Fastighets AB Balder, Class B*	54,059	404
Tanzania, United Republic of – 0.6%
Helios Towers PLC*	328,853	549
United Kingdom – 6.6%
Big Yellow Group PLC	60,110	835
British Land (The) Co. PLC	53,215	275
Derwent London PLC	22,713	646
Grainger PLC	285,647	863
Hammerson PLC	48,292	200
Helical PLC	50,488	159
Safestore Holdings PLC	28,944	281
Segro PLC	118,589	1,107
Shaftesbury Capital PLC	330,829	710
Tritax Big Box REIT PLC	180,464	366
UNITE Group (The) PLC	43,091	503
		5,945
United States – 61.5%
Agree Realty Corp.	9,505	694
American Homes 4 Rent, Class A	61,760	2,228
American Tower Corp.	2,457	543
Americold Realty Trust, Inc.	36,133	601
AvalonBay Communities, Inc.	6,187	1,259
BXP, Inc.	23,502	1,586
CBRE Group, Inc., Class A*	4,984	698
CubeSmart	23,477	998
D.R. Horton, Inc.	4,490	579
Digital Realty Trust, Inc.	22,465	3,916
DigitalBridge Group, Inc.	16,412	170
Douglas Emmett, Inc.	23,887	359
EastGroup Properties, Inc.	3,977	665
Equinix, Inc.	5,939	4,724
Equity LifeStyle Properties, Inc.	32,086	1,979
Essex Property Trust, Inc.	5,137	1,456
Extra Space Storage, Inc.	11,116	1,639
NORTHERN FUNDS QUARTERLY REPORT  90 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 61.5%continued
Federal Realty Investment Trust	21,339	$2,027
First Industrial Realty Trust, Inc.	15,126	728
Healthcare Realty Trust, Inc.	99,902	1,584
Highwoods Properties, Inc.	50,284	1,563
Kimco Realty Corp.	65,188	1,370
Lamar Advertising Co., Class A	6,672	810
Macerich (The) Co.	36,906	597
Mid-America Apartment Communities, Inc.	8,821	1,306
NETSTREIT Corp.	42,055	712
NNN REIT, Inc.	23,802	1,028
Prologis, Inc.	42,987	4,519
Public Storage	4,100	1,203
Rexford Industrial Realty, Inc.	31,608	1,124
Ryman Hospitality Properties, Inc.	12,922	1,275
Sabra Health Care REIT, Inc.	50,476	931
SBA Communications Corp.	4,224	992
Simon Property Group, Inc.	9,965	1,602
Sun Communities, Inc.	9,639	1,219
Sunstone Hotel Investors, Inc.	59,365	515
UDR, Inc.	22,749	929
Ventas, Inc.	46,255	2,921
Welltower, Inc.	8,644	1,329
Weyerhaeuser Co.	37,054	952
		55,330
Total Common Stocks
(Cost $77,714)		86,882

INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(2) (3)	2,339,894	2,340
Total Investment Companies
(Cost $2,340)		2,340

Total Investments – 99.2%
(Cost $80,054)		89,222
Other Assets less Liabilities – 0.8%		750
Net Assets – 100.0%		$89,972

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	93.7%
Communication Services	1.9
Consumer Discretionary	0.7
Financials	0.3
Short-Term Investments	2.6
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$919	$—	$—	$919
United States	55,330	—	—	55,330
All Other Countries(1)	—	30,633	—	30,633
Total Common Stocks	56,249	30,633	—	86,882
Investment Companies	2,340	—	—	2,340
Total Investments	$58,589	$30,633	$—	$89,222

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,984	$10,486	$11,130	$28	$2,340	2,339,894
NORTHERN FUNDS QUARTERLY REPORT  92 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9%
Aerospace & Defense – 1.1%
AAR Corp.*	5,234	$360
AeroVironment, Inc.*	3,267	931
Astronics Corp.*	6,965	233
Ducommun, Inc.*	3,003	248
Kratos Defense & Security Solutions, Inc.*	19,450	903
Mercury Systems, Inc.*	7,186	387
Moog, Inc., Class A	3,698	669
National Presto Industries, Inc.	916	90
Park Aerospace Corp.	3,423	51
V2X, Inc.*	3,189	155
		4,027
Air Freight & Logistics – 0.0%
Forward Air Corp.*	4,954	122
Automobile Components – 1.3%
Adient PLC*	13,325	259
American Axle & Manufacturing Holdings, Inc.*	9,322	38
Cooper-Standard Holdings, Inc.*	1,577	34
Dana, Inc.	18,584	319
Dorman Products, Inc.*	5,102	626
Garrett Motion, Inc.	16,507	174
Gentherm, Inc.*	5,984	169
Goodyear Tire & Rubber (The) Co.*	40,782	423
LCI Industries	5,289	482
Modine Manufacturing Co.*	6,127	604
Motorcar Parts of America, Inc.*	3,803	43
Patrick Industries, Inc.	4,884	451
Phinia, Inc.	4,166	185
Standard Motor Products, Inc.	3,170	97
Stoneridge, Inc.*	3,400	24
Strattec Security Corp.*	1,140	71
Superior Industries International, Inc.*	6,087	1
Visteon Corp.*	3,617	337
XPEL, Inc.*	2,211	79
		4,416
Automobiles – 0.1%
Winnebago Industries, Inc.	6,336	184
Banks – 10.0%
1st Source Corp.	4,478	278
Amalgamated Financial Corp.	4,280	134
Ameris Bancorp	7,554	489
AmeriServ Financial, Inc.	2,365	7
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Banks – 10.0%continued
Ames National Corp.	1,242	$22
Arrow Financial Corp.	3,926	104
Associated Banc-Corp.	16,242	396
Atlantic Union Bankshares Corp.	19,011	595
Axos Financial, Inc.*	9,582	729
Banc of California, Inc.	18,658	262
BancFirst Corp.	3,133	387
Bancorp (The), Inc.*	6,713	382
Bank First Corp.	2,299	270
Bank of Hawaii Corp.	4,765	322
Bank of Marin Bancorp	2,636	60
Bank of NT Butterfield & Son (The) Ltd.	6,244	276
Bank of South Carolina Corp.	4,498	65
Bank7 Corp.	6,271	262
BankFinancial Corp.	2,454	28
BankUnited, Inc.	9,161	326
Bankwell Financial Group, Inc.	5,335	192
Banner Corp.	6,022	386
Bar Harbor Bankshares	1,407	42
Bayfirst Financial Corp.	5,711	80
BCB Bancorp, Inc.	1,609	14
Berkshire Hills Bancorp, Inc.	5,829	146
Blue Ridge Bankshares, Inc.*	30,208	108
Burke & Herbert Financial Services Corp.	1,658	99
Business First Bancshares, Inc.	2,233	55
C&F Financial Corp.	1,142	71
Cadence Bank	24,927	797
California BanCorp*	7,141	113
Camden National Corp.	2,774	113
Capital City Bank Group, Inc.	1,518	60
Capitol Federal Financial, Inc.	17,219	105
Cathay General Bancorp	11,163	508
CB Financial Services, Inc.	273	8
Central Pacific Financial Corp.	3,582	100
CF Bankshares, Inc.	2,601	62
CFSB Bancorp, Inc.*	416	6
Chain Bridge Bancorp, Inc., Class A*	4,421	114
Chemung Financial Corp.	2,027	98
Citizens & Northern Corp.	841	16
Citizens Community Bancorp, Inc.	1,160	16
Citizens Financial Services, Inc.	211	12
City Holding Co.	2,701	331
Civista Bancshares, Inc.	529	12
EQUITY FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Banks – 10.0%continued
CNB Financial Corp.	4,761	$109
Colony Bankcorp, Inc.	998	16
Columbia Financial, Inc.*	3,668	53
Community Financial System, Inc.	6,620	376
Community Trust Bancorp, Inc.	2,012	106
Community West Bancshares	5,527	108
ConnectOne Bancorp, Inc.	3,050	71
Customers Bancorp, Inc.*	3,974	233
CVB Financial Corp.	17,785	352
Dime Community Bancshares, Inc.	4,757	128
Eastern Bankshares, Inc.	23,667	361
Enterprise Bancorp, Inc.	2,324	92
Enterprise Financial Services Corp.	3,821	211
Equity Bancshares, Inc., Class A	2,487	101
Esquire Financial Holdings, Inc.	921	87
ESSA Bancorp, Inc.	721	14
Farmers National Banc Corp.	7,935	109
FB Financial Corp.	4,770	216
Financial Institutions, Inc.	3,222	83
First Bancorp	5,741	253
First BanCorp	21,841	455
First Bancorp (The), Inc.	644	16
First Bank(1)	6	—
First Busey Corp.	12,038	276
First Business Financial Services, Inc.	868	44
First Commonwealth Financial Corp.	20,499	333
First Community Bankshares, Inc.	2,299	90
First Community Corp.	4,421	108
First Financial Bancorp	10,316	250
First Financial Bankshares, Inc.	20,503	738
First Financial Corp.	1,896	103
First Financial Northwest, Inc.(2) *	1,552	2
First Foundation, Inc.	4,144	21
First Guaranty Bancshares, Inc.	537	4
First Hawaiian, Inc.	14,098	352
First Internet Bancorp	1,210	33
First Interstate BancSystem, Inc., Class A	10,252	295
First Merchants Corp.	7,406	284
First Mid Bancshares, Inc.	3,070	115
First Savings Financial Group, Inc.	8,053	202
First U.S. Bancshares, Inc.	8,191	106
First United Corp.	5,521	171
Five Star Bancorp	2,211	63
Flushing Financial Corp.	4,809	57
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Banks – 10.0%continued
FS Bancorp, Inc.	1,723	$68
Fulton Financial Corp.	23,982	433
German American Bancorp, Inc.	3,782	146
Glacier Bancorp, Inc.	15,294	659
Great Southern Bancorp, Inc.	1,218	72
Hancock Whitney Corp.	11,770	676
Hanmi Financial Corp.	3,552	88
Harleysville Financial Corp.	203	5
Hawthorn Bancshares, Inc.	768	22
HBT Financial, Inc.	3,316	84
Heritage Commerce Corp.	6,633	66
Heritage Financial Corp.	5,759	137
Hilltop Holdings, Inc.	10,770	327
Home Bancorp, Inc.	2,233	116
Home BancShares, Inc.	25,290	720
HomeStreet, Inc.*	3,370	44
HomeTrust Bancshares, Inc.	2,735	102
Hope Bancorp, Inc.	14,638	157
Horizon Bancorp, Inc.	5,818	89
Independent Bank Corp.	6,868	432
Independent Bank Corp.	2,211	72
International Bancshares Corp.	8,711	580
Investar Holding Corp.	7,872	152
Jeffersonville Bancorp	503	11
Kearny Financial Corp.	17,258	112
Kentucky First Federal Bancorp*	942	3
Lake Shore Bancorp, Inc.	582	9
Lakeland Financial Corp.	3,408	209
Landmark Bancorp, Inc.	1,173	31
Magyar Bancorp, Inc.	1,055	18
Mercantile Bank Corp.	4,129	192
Metrocity Bankshares, Inc.	2,764	79
Metropolitan Bank Holding Corp.*	1,290	90
Mid Penn Bancorp, Inc.	750	21
MidWestOne Financial Group, Inc.	1,027	30
NASB Financial, Inc.	762	26
National Bank Holdings Corp., Class A	4,713	177
National Bankshares, Inc.	646	18
NB Bancorp, Inc.*	5,226	93
NBT Bancorp, Inc.	7,449	310
Nicolet Bankshares, Inc.	2,121	262
Northeast Bank	1,595	142
Northeast Community Bancorp, Inc.	1,916	45
Northfield Bancorp, Inc.	11,272	129
NORTHERN FUNDS QUARTERLY REPORT  94 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Banks – 10.0%continued
Northrim BanCorp, Inc.	1,197	$112
Northwest Bancshares, Inc.	13,180	168
Norwood Financial Corp.	821	21
OceanFirst Financial Corp.	6,610	116
OFG Bancorp	7,540	323
Ohio Valley Banc Corp.	1,166	38
Old Point Financial Corp.	839	33
Old Second Bancorp, Inc.	1,901	34
Orrstown Financial Services, Inc.	2,027	65
Pacific Premier Bancorp, Inc.	14,525	306
Park National Corp.	2,088	349
Pathfinder Bancorp, Inc.*	1,087	17
Pathward Financial, Inc.	2,563	203
Patriot National Bancorp, Inc.*	94,313	143
Penns Woods Bancorp, Inc.	1,475	45
Peoples Bancorp of North Carolina, Inc.	1,113	32
Peoples Bancorp, Inc.	4,612	141
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	748	37
Preferred Bank	2,712	235
Primis Financial Corp.	543	6
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,268	20
Provident Financial Services, Inc.	16,903	296
Renasant Corp.	12,105	435
Republic Bancorp, Inc., Class A	2,263	165
S&T Bancorp, Inc.	5,114	193
Seacoast Banking Corp. of Florida	11,338	313
ServisFirst Bancshares, Inc.	9,085	704
Shore Bancshares, Inc.	6,242	98
Sierra Bancorp	716	21
Simmons First National Corp., Class A	13,459	255
SmartFinancial, Inc.	1,842	62
South Plains Financial, Inc.	1,658	60
Southern First Bancshares, Inc.*	3,183	121
Southern Missouri Bancorp, Inc.	514	28
Southside Bancshares, Inc.	3,510	103
Stellar Bancorp, Inc.	6,596	185
Stock Yards Bancorp, Inc.	4,420	349
Texas Capital Bancshares, Inc.*	6,225	494
Third Coast Bancshares, Inc.*	3,133	102
Timberland Bancorp, Inc.	1,308	41
Tompkins Financial Corp.	1,710	107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Banks – 10.0%continued
Towne Bank	9,129	$312
TriCo Bancshares	3,520	143
TrustCo Bank Corp. NY	1,819	61
Trustmark Corp.	8,973	327
UMB Financial Corp.	8,599	904
Union Bankshares, Inc.	4,697	125
United Bancorp, Inc.	1,150	17
United Bankshares, Inc.	17,750	647
United Community Banks, Inc.	16,056	478
Unity Bancorp, Inc.	1,694	80
Univest Financial Corp.	3,875	116
Veritex Holdings, Inc.	5,753	150
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	8,083	237
Washington Trust Bancorp, Inc.	3,037	86
WesBanco, Inc.	16,257	514
West BanCorp, Inc.	870	17
Westamerica BanCorp	4,300	208
Western New England Bancorp, Inc.†	6,211	57
WSFS Financial Corp.	12,101	666
		35,238
Beverages – 0.2%
MGP Ingredients, Inc.	2,369	71
National Beverage Corp.*	11,262	487
Vita Coco (The) Co., Inc.*	6,804	246
		804
Biotechnology – 5.1%
4D Molecular Therapeutics, Inc.*	6,835	25
89bio, Inc.*	15,137	149
Abeona Therapeutics, Inc.*	17,318	98
ACADIA Pharmaceuticals, Inc.*	14,718	317
Achieve Life Sciences, Inc.* †	28,318	64
Actuate Therapeutics, Inc.*	14,923	91
Acumen Pharmaceuticals, Inc.*	903	1
Adaptimmune Therapeutics PLC ADR*	16,891	4
ADMA Biologics, Inc.*	30,979	564
Agenus, Inc.* †	6,707	31
Agios Pharmaceuticals, Inc.*	3,691	123
Akero Therapeutics, Inc.*	3,810	203
Alector, Inc.*	11,932	17
Alkermes PLC*	20,346	582
Allogene Therapeutics, Inc.*	20,734	23
Altimmune, Inc.* †	8,960	35
EQUITY FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Biotechnology – 5.1%continued
Alvotech S.A.*	31,986	$292
ALX Oncology Holdings, Inc.*	18,461	8
Amicus Therapeutics, Inc.*	50,080	287
AnaptysBio, Inc.* †	8,225	183
Anavex Life Sciences Corp.* †	16,839	155
Anika Therapeutics, Inc.*	3,735	39
Annexon, Inc.*	4,802	11
Annovis Bio, Inc.*	5,699	12
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	5,845	18
Arcellx, Inc.*	7,367	485
Arcturus Therapeutics Holdings, Inc.*	6,339	82
Arcus Biosciences, Inc.*	11,902	97
Arcutis Biotherapeutics, Inc.*	13,821	194
Ardelyx, Inc.*	4,916	19
ArriVent Biopharma, Inc.*	4,807	105
Arrowhead Pharmaceuticals, Inc.*	14,481	229
ARS Pharmaceuticals, Inc.* †	10,344	180
Assembly Biosciences, Inc.*	5,781	105
Astria Therapeutics, Inc.*	17,252	92
Aura Biosciences, Inc.*	17,060	107
Aurinia Pharmaceuticals, Inc.*	15,422	131
Avita Medical, Inc.* †	12,529	66
Beyondspring, Inc.*	5,310	12
Biomea Fusion, Inc.* †	24,444	44
Boundless Bio, Inc.*	60,966	62
C4 Therapeutics, Inc.*	4,809	7
Cabaletta Bio, Inc.* †	10,390	16
Capricor Therapeutics, Inc.* †	16,353	162
CareDx, Inc.*	5,897	115
Cargo Therapeutics, Inc.*	5,668	23
Caribou Biosciences, Inc.*	12,492	16
Cartesian Therapeutics, Inc.* †	3,810	40
Catalyst Pharmaceuticals, Inc.*	26,558	576
Celcuity, Inc.* †	12,866	172
Celldex Therapeutics, Inc.*	6,943	141
CervoMed, Inc.*	4,440	28
Cibus, Inc.(1) * †	1	—
Cidara Therapeutics, Inc.*	6,894	336
Climb Bio, Inc.*	12,159	15
Cogent Biosciences, Inc.*	9,797	70
Coherus Oncology, Inc.* †	11,417	8
Corbus Pharmaceuticals Holdings, Inc.*	1,984	14
CRISPR Therapeutics A.G.* †	9,125	444
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Biotechnology – 5.1%continued
Cullinan Therapeutics, Inc.*	8,330	$63
CureVac N.V.*	23,804	129
Curis, Inc.*	10,704	25
CytomX Therapeutics, Inc.*	44,434	101
Day One Biopharmaceuticals, Inc.*	5,011	33
Denali Therapeutics, Inc.*	15,274	214
Design Therapeutics, Inc.*	18,335	62
DiaMedica Therapeutics, Inc.*	15,315	60
Dianthus Therapeutics, Inc.* †	3,357	63
Disc Medicine, Inc.*	1,698	90
Dyadic International, Inc.*	12,051	12
Dynavax Technologies Corp.*	21,873	217
Dyne Therapeutics, Inc.*	11,902	113
Eagle Pharmaceuticals, Inc.*	2,990	9
Editas Medicine, Inc.*	6,509	14
Elicio Therapeutics, Inc.* †	11,793	91
Emergent BioSolutions, Inc.* †	7,655	49
Enanta Pharmaceuticals, Inc.*	10,933	83
Engene Holdings, Inc.*	9,981	36
Entrada Therapeutics, Inc.*	10,923	73
Foghorn Therapeutics, Inc.*	7,751	36
Fortress Biotech, Inc.*	8,697	16
Galectin Therapeutics, Inc.* †	6,006	13
Genelux Corp.*	3,452	10
Geron Corp.*	19,695	28
Greenwich Lifesciences, Inc.* †	5,261	48
Gyre Therapeutics, Inc.* †	7,711	57
Halozyme Therapeutics, Inc.*	4,679	243
HilleVax, Inc.* †	1,790	4
Humacyte, Inc.* †	14,061	29
IGM Biosciences, Inc.*	18,198	20
Immatics N.V.*	7,392	40
Immix Biopharma, Inc.*	16,759	35
ImmuCell Corp.*	1,961	14
Immunic, Inc.*	12,106	8
Immunome, Inc.*	9,422	88
Inhibrx Biosciences, Inc.*	7,498	107
Inmune Bio, Inc.* †	12,897	30
Inovio Pharmaceuticals, Inc.* †	52,859	108
Inozyme Pharma, Inc.*	11,494	46
Ironwood Pharmaceuticals, Inc.*	31,709	23
iTeos Therapeutics, Inc.*	5,575	56
Jasper Therapeutics, Inc.* †	3,778	21
KalVista Pharmaceuticals, Inc.*	13,570	153
NORTHERN FUNDS QUARTERLY REPORT  96 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Biotechnology – 5.1%continued
Keros Therapeutics, Inc.*	1,925	$26
Kiniksa Pharmaceuticals International PLC*	7,736	214
Klotho Neurosciences, Inc.*	20,335	23
Kodiak Sciences, Inc.*	27,448	102
Korro Bio, Inc.* †	2,450	31
Krystal Biotech, Inc.*	2,117	291
Kura Oncology, Inc.*	13,449	78
Larimar Therapeutics, Inc.* †	375	1
Lexeo Therapeutics, Inc.* †	5,573	22
Lexicon Pharmaceuticals, Inc.* †	9,092	9
MacroGenics, Inc.*	6,950	8
MannKind Corp.*	29,022	109
MDxHealth S.A.*	68,361	151
MediciNova, Inc.*	15,513	20
MeiraGTx Holdings PLC*	10,041	65
Mereo Biopharma Group PLC ADR*	1,007	3
Merrimack Pharmaceuticals, Inc.(2) *	7,504	—
Mersana Therapeutics, Inc.*	8,049	2
MiMedx Group, Inc.*	10,551	64
Mineralys Therapeutics, Inc.*	7,077	96
Mirum Pharmaceuticals, Inc.*	9,931	505
Monte Rosa Therapeutics, Inc.*	9,435	43
Neurogene, Inc.* †	2,723	41
Nkarta, Inc.*	18,730	31
Nurix Therapeutics, Inc.*	4,536	52
OKYO Pharma Ltd.*	2,385	6
Olema Pharmaceuticals, Inc.*	15,360	65
Omega Therapeutics, Inc.(1) *	258	—
Organogenesis Holdings, Inc.*	6,450	24
ORIC Pharmaceuticals, Inc.*	16,625	169
PDL BioPharma, Inc.(2) *	24,608	10
PepGen, Inc.*	5,447	6
Perspective Therapeutics, Inc.*	7,273	25
PMV Pharmaceuticals, Inc.*	6,462	7
Praxis Precision Medicines, Inc.*	3,016	127
Precigen, Inc.* †	71,214	101
Precision BioSciences, Inc.*	8,258	35
Prime Medicine, Inc.* †	13,335	33
ProKidney Corp.*	6,328	4
ProQR Therapeutics N.V.*	4,871	10
Protagonist Therapeutics, Inc.*	4,242	234
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	4,261	26
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Biotechnology – 5.1%continued
PTC Therapeutics, Inc.*	8,291	$405
Q32 Bio, Inc.* †	4,961	7
REGENXBIO, Inc.*	11,472	94
Relay Therapeutics, Inc.*	11,883	41
Repare Therapeutics, Inc.*	86,937	121
Replimune Group, Inc.*	12,730	118
Rezolute, Inc.*	22,352	100
Rhythm Pharmaceuticals, Inc.*	6,425	406
Sage Therapeutics, Inc.*	8,792	80
Sana Biotechnology, Inc.* †	40,515	111
Savara, Inc.* †	5,673	13
Scholar Rock Holding Corp.*	16,796	595
Sera Prognostics, Inc., Class A*	11,523	32
Serina Therapeutics, Inc.*	7,367	45
Shattuck Labs, Inc.*	3,786	3
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	6,624	19
Spyre Therapeutics, Inc.*	3,267	49
Stoke Therapeutics, Inc.*	10,008	114
Sutro Biopharma, Inc.*	2,516	2
Tango Therapeutics, Inc.* †	9,163	47
Tenaya Therapeutics, Inc.*	5,333	3
TG Therapeutics, Inc.*	14,153	509
Tourmaline Bio, Inc.*	5,352	86
Travere Therapeutics, Inc.*	7,644	113
Tyra Biosciences, Inc.* †	4,899	47
UroGen Pharma Ltd.* †	13,053	179
Vanda Pharmaceuticals, Inc.*	7,788	37
Vaxcyte, Inc.*	8,560	278
Veracyte, Inc.*	9,182	248
Vericel Corp.*	6,170	262
Voyager Therapeutics, Inc.*	8,199	25
vTv Therapeutics, Inc., Class A*	4,445	65
XBiotech, Inc.* †	5,437	16
Xencor, Inc.*	4,045	32
XOMA Royalty Corp.*	7,093	179
Y-mAbs Therapeutics, Inc.*	8,476	38
Zymeworks, Inc.*	5,215	65
		17,751
Broadline Retail – 0.0%
Savers Value Village, Inc.*	16,663	170
Building Products – 1.5%
American Woodmark Corp.*	2,117	113
Apogee Enterprises, Inc.	4,631	188
EQUITY FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Building Products – 1.5%continued
AZZ, Inc.	3,179	$300
CSW Industrials, Inc.	1,953	560
Gibraltar Industries, Inc.*	5,199	307
Griffon Corp.	7,515	544
Hayward Holdings, Inc.*	22,812	315
Insteel Industries, Inc.	5,588	208
JELD-WEN Holding, Inc.*	9,355	37
Quanex Building Products Corp.	4,423	84
Resideo Technologies, Inc.*	18,278	403
Tecnoglass, Inc.	5,343	413
UFP Industries, Inc.	9,332	927
Zurn Elkay Water Solutions Corp.	19,354	708
		5,107
Capital Markets – 2.0%
Acadian Asset Management, Inc.	3,769	133
ArrowMark Financial Corp.	2,187	46
Artisan Partners Asset Management, Inc., Class A	6,388	283
Associated Capital Group, Inc., Class A	1,940	73
B. Riley Financial, Inc.*	1,976	6
BGC Group, Inc., Class A	36,683	375
Capital Southwest Corp.*	5,753	127
Cohen & Steers, Inc.	3,761	283
Coincheck Group N.V.*	8,973	49
Diamond Hill Investment Group, Inc.	946	137
DigitalBridge Group, Inc.	20,319	210
Federated Hermes, Inc.	6,085	270
GAMCO Investors, Inc., Class A	5,618	136
Goldman Sachs BDC, Inc.*	12,299	138
Great Elm Group, Inc.*	1,697	4
Hercules Capital, Inc.*	16,318	298
Moelis & Co., Class A	8,134	507
Morgan Stanley Direct Lending Fund*	9,125	171
Oaktree Specialty Lending Corp.*	9,323	127
Patria Investments Ltd., Class A	14,591	205
Piper Sandler Cos.	2,788	775
PJT Partners, Inc., Class A	3,041	502
Siebert Financial Corp.*	5,459	24
Sixth Street Specialty Lending, Inc.	10,068	240
StepStone Group, Inc., Class A	6,441	357
StoneX Group, Inc.*	6,646	606
Victory Capital Holdings, Inc., Class A	8,904	567
Virtus Investment Partners, Inc.	844	153
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Capital Markets – 2.0%continued
Westwood Holdings Group, Inc.	1,815	$28
WisdomTree, Inc.	12,150	140
		6,970
Chemicals – 1.9%
AdvanSix, Inc.	3,466	82
Alto Ingredients, Inc.*	7,970	9
American Vanguard Corp.	3,224	13
Arq, Inc.*	713	4
Ashland, Inc.	4,790	241
Aspen Aerogels, Inc.*	3,637	22
Avient Corp.	11,764	380
Balchem Corp.	4,571	728
Cabot Corp.	8,075	606
Chemours (The) Co.	15,869	182
H.B. Fuller Co.	9,151	550
Hawkins, Inc.	5,842	830
Huntsman Corp.	18,250	190
Ingevity Corp.*	5,881	253
Innospec, Inc.	3,423	288
Intrepid Potash, Inc.*	675	24
Koppers Holdings, Inc.	6,047	194
Kronos Worldwide, Inc.	3,741	23
LSB Industries, Inc.*	4,739	37
Mativ Holdings, Inc.	10,872	74
Minerals Technologies, Inc.	5,439	299
Olin Corp.	11,976	241
Orion S.A.	5,984	63
Perimeter Solutions, Inc.*	15,473	215
Quaker Chemical Corp.	2,911	326
Sensient Technologies Corp.	6,360	627
Stepan Co.	3,462	189
Tronox Holdings PLC	15,010	76
		6,766
Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	9,455	446
ACCO Brands Corp.	15,104	54
ACV Auctions, Inc., Class A*	15,971	259
Brady Corp., Class A	7,266	494
Brink's (The) Co.	6,887	615
Casella Waste Systems, Inc., Class A*	6,209	716
CECO Environmental Corp.*	1,483	42
Cimpress PLC*	3,786	178
Civeo Corp.†	248	6
NORTHERN FUNDS QUARTERLY REPORT  98 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Commercial Services & Supplies – 1.9%continued
CompX International, Inc.	2,148	$57
CoreCivic, Inc.*	15,613	329
Deluxe Corp.	6,332	101
Driven Brands Holdings, Inc.*	18,239	320
Ennis, Inc.	4,556	83
GEO Group (The), Inc.*	15,292	366
HNI Corp.	6,723	330
Interface, Inc.	6,626	139
Liquidity Services, Inc.*	3,563	84
MillerKnoll, Inc.	12,032	234
NL Industries, Inc.	6,151	39
Odyssey Marine Exploration, Inc.(1) *	377	—
OPENLANE, Inc.*	18,508	452
Perma-Fix Environmental Services, Inc.*	1,132	12
Pitney Bowes, Inc.	21,077	230
Quad/Graphics, Inc.	1,890	11
Steelcase, Inc., Class A	13,967	146
UniFirst Corp.	2,146	404
Virco Mfg. Corp.	3,347	27
VSE Corp.	3,433	450
		6,624
Communications Equipment – 0.8%
ADTRAN Holdings, Inc.*	6,725	60
Applied Optoelectronics, Inc.* †	6,003	154
Aviat Networks, Inc.*	2,174	52
BK Technologies Corp.*	303	14
Calix, Inc.*	6,573	350
Clearfield, Inc.*	3,536	154
CommScope Holding Co., Inc.*	25,779	214
Comtech Telecommunications Corp.*	3,651	9
Digi International, Inc.*	7,767	271
Extreme Networks, Inc.*	14,802	266
Harmonic, Inc.*	13,665	129
Ituran Location and Control Ltd.	2,963	115
KVH Industries, Inc.*	5,874	31
NETGEAR, Inc.*	4,333	126
NetScout Systems, Inc.*	10,555	262
Ribbon Communications, Inc.*	3,841	15
Viasat, Inc.*	13,687	200
Viavi Solutions, Inc.*	27,910	281
		2,703
Construction & Engineering – 2.4%
Arcosa, Inc.	7,900	685
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Construction & Engineering – 2.4%continued
Argan, Inc.	2,625	$579
Centuri Holdings, Inc.* †	9,323	209
Construction Partners, Inc., Class A*	5,610	596
Dycom Industries, Inc.*	4,224	1,032
Everus Construction Group, Inc.*	6,645	422
Fluor Corp.*	20,084	1,030
Granite Construction, Inc.	7,893	738
Great Lakes Dredge & Dock Corp.*	5,977	73
IES Holdings, Inc.*	1,207	358
Limbach Holdings, Inc.*	1,190	167
Matrix Service Co.*	7,808	105
MYR Group, Inc.*	2,275	413
NWPX Infrastructure, Inc.*	3,807	156
Orion Group Holdings, Inc.*	2,165	20
Primoris Services Corp.	4,302	335
Sterling Infrastructure, Inc.*	5,691	1,313
Tutor Perini Corp.*	3,989	187
		8,418
Construction Materials – 0.3%
Knife River Corp.*	6,533	533
United States Lime & Minerals, Inc.	4,800	479
		1,012
Consumer Finance – 1.3%
Atlanticus Holdings Corp.*	963	53
Bread Financial Holdings, Inc.	6,153	351
Dave, Inc.*	1,389	373
Encore Capital Group, Inc.*	4,906	190
Enova International, Inc.*	3,520	392
EZCORP, Inc., Class A*	5,251	73
FirstCash Holdings, Inc.	5,955	805
Green Dot Corp., Class A*	8,060	87
LendingClub Corp.*	8,000	96
Medallion Financial Corp.	920	9
Metalpha Technology Holding Ltd.*	4,927	16
Navient Corp.	24,161	340
Nelnet, Inc., Class A	4,886	592
PRA Group, Inc.*	7,312	108
PROG Holdings, Inc.	10,349	304
Upstart Holdings, Inc.*	9,340	604
World Acceptance Corp.*	1,249	206
		4,599
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	2,868	105
EQUITY FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Consumer Staples Distribution & Retail – 0.5%continued
Chefs' Warehouse (The), Inc.*	2,275	$145
Grocery Outlet Holding Corp.*	10,696	133
Ingles Markets, Inc., Class A	4,004	254
Natural Grocers by Vitamin Cottage, Inc.	1,312	52
PriceSmart, Inc.	2,999	315
SpartanNash Co.	5,034	133
Sprouts Farmers Market, Inc.*	2,102	346
United Natural Foods, Inc.*	6,168	144
Village Super Market, Inc., Class A	1,353	52
Weis Markets, Inc.	3,384	245
		1,924
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	68,637	294
Greif, Inc., Class A	3,522	229
Myers Industries, Inc.	4,960	72
O-I Glass, Inc.*	16,839	248
TriMas Corp.	6,870	196
		1,039
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,079	157
Weyco Group, Inc.	3,024	100
		257
Diversified Consumer Services – 1.4%
Adtalem Global Education, Inc.*	9,178	1,168
Afya Ltd., Class A*	1,437	26
American Public Education, Inc.*	4,131	126
Coursera, Inc.*	17,060	149
Frontdoor, Inc.*	7,983	471
Graham Holdings Co., Class B	657	622
Laureate Education, Inc.*	15,097	353
Matthews International Corp., Class A	5,238	125
Mister Car Wash, Inc.*	34,318	206
OneSpaWorld Holdings Ltd.	10,910	222
Perdoceo Education Corp.	7,260	237
Strategic Education, Inc.	3,154	268
Stride, Inc.*	4,807	698
Udemy, Inc.*	14,878	105
Universal Technical Institute, Inc.*	2,415	82
WW International, Inc.(1) *	2	—
		4,858
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	9,316	166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Diversified Real Estate Investment Trusts – 0.5%continued
American Assets Trust, Inc.	6,256	$124
Armada Hoffler Properties, Inc.	4,298	29
Broadstone Net Lease, Inc.	17,504	281
CTO Realty Growth, Inc.	8,398	145
Essential Properties Realty Trust, Inc.	21,873	698
Gladstone Commercial Corp.	4,034	58
Global Net Lease, Inc.	21,511	162
One Liberty Properties, Inc.	9,100	217
		1,880
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	128
ATN International, Inc.	1,702	28
Bandwidth, Inc., Class A*	2,177	35
Cogent Communications Holdings, Inc.	5,517	266
Globalstar, Inc.*	12,344	291
IDT Corp., Class B	3,819	261
Iridium Communications, Inc.	15,174	458
Liberty Latin America Ltd., Class C*	11,950	74
LICT Corp.*	6	72
Shenandoah Telecommunications Co.	6,540	89
		1,702
Electric Utilities – 0.9%
ALLETE, Inc.	8,779	562
Hawaiian Electric Industries, Inc.*	18,250	194
MGE Energy, Inc.	6,125	542
Otter Tail Corp.	7,456	575
Portland General Electric Co.	14,385	584
TXNM Energy, Inc.	10,417	587
		3,044
Electrical Equipment – 1.2%
Allient, Inc.	3,039	110
American Superconductor Corp.*	534	20
Array Technologies, Inc.*	19,059	112
Atkore, Inc.	6,433	454
Babcock & Wilcox Enterprises, Inc.*	5,816	6
Bloom Energy Corp., Class A* †	25,054	599
EnerSys	5,980	513
LSI Industries, Inc.	3,505	60
NEXTracker, Inc., Class A*	16,508	897
Orion Energy Systems, Inc.*	2,963	2
Powell Industries, Inc.	3,051	642
Preformed Line Products Co.	1,353	216
Servotronics, Inc.*	936	44
NORTHERN FUNDS QUARTERLY REPORT  100 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Electrical Equipment – 1.2%continued
Shoals Technologies Group, Inc., Class A*	21,561	$92
Thermon Group Holdings, Inc.*	2,413	68
TPI Composites, Inc.*	4,933	4
Ultralife Corp.*	2,030	18
Vicor Corp.*	4,254	193
		4,050
Electronic Equipment, Instruments & Components – 4.1%
Advanced Energy Industries, Inc.	5,004	663
Arlo Technologies, Inc.*	8,505	144
Badger Meter, Inc.	3,961	970
Bel Fuse, Inc., Class A	1,199	108
Bel Fuse, Inc., Class B	3,797	371
Belden, Inc.	5,168	598
Benchmark Electronics, Inc.	6,723	261
Climb Global Solutions, Inc.	4,004	428
Crane NXT Co.	6,036	325
CTS Corp.	3,770	161
Daktronics, Inc.*	5,868	89
Data I/O Corp.*	2,419	7
ePlus, Inc.*	7,546	544
Fabrinet*	5,831	1,718
FARO Technologies, Inc.*	2,731	120
Frequency Electronics, Inc.	4,919	112
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	6,686	923
IPG Photonics Corp.*	4,562	313
Itron, Inc.*	6,145	809
Kimball Electronics, Inc.*	3,724	72
Knowles Corp.*	10,384	183
Methode Electronics, Inc.(3)	5,892	56
Mirion Technologies, Inc.*	24,601	530
M-Tron Industries, Inc.*	2,077	87
Napco Security Technologies, Inc.	2,824	84
nLight, Inc.*	8,904	175
Novanta, Inc.*	5,125	661
OSI Systems, Inc.*	3,776	849
PAR Technology Corp.*	3,454	240
PC Connection, Inc.	4,777	314
Plexus Corp.*	4,331	586
Powerfleet, Inc. NJ*	1,602	7
Rogers Corp.*	2,520	172
Sanmina Corp.*	9,355	915
ScanSource, Inc.*	3,329	139
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Electronic Equipment, Instruments & Components – 4.1%continued
TTM Technologies, Inc.*	11,850	$484
Vishay Intertechnology, Inc.	15,027	239
Vishay Precision Group, Inc.*	4,154	117
		14,575
Energy Equipment & Services – 1.7%
Archrock, Inc.	18,985	471
Atlas Energy Solutions, Inc.†	13,092	175
Bristow Group, Inc.*	4,915	162
Cactus, Inc., Class A	7,806	341
ChampionX Corp.	26,892	668
DMC Global, Inc.*	4,059	33
Expro Group Holdings N.V.*	12,852	110
Forum Energy Technologies, Inc.*	451	9
Geospace Technologies Corp.* †	4,612	66
Gulf Island Fabrication, Inc.*	4,039	27
Helix Energy Solutions Group, Inc.*	26,448	165
Helmerich & Payne, Inc.	12,548	190
Innovex International, Inc.*	4,575	71
KLX Energy Services Holdings, Inc.*	590	1
Kodiak Gas Services, Inc.	10,795	370
Liberty Energy, Inc.	18,390	211
Mammoth Energy Services, Inc.*	1,811	5
Nabors Industries Ltd.*	1,277	36
Natural Gas Services Group, Inc.*	2,714	70
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	2
Noble Corp. PLC	19,853	527
Oceaneering International, Inc.*	12,913	267
Oil States International, Inc.*	4,468	24
Patterson-UTI Energy, Inc.	45,084	267
ProFrac Holding Corp., Class A*	16,861	131
ProPetro Holding Corp.*	7,680	46
RPC, Inc.	29,745	141
SEACOR Marine Holdings, Inc.*	7,766	40
Seadrill Ltd.*	11,055	290
Solaris Energy Infrastructure, Inc.	3,895	110
TETRA Technologies, Inc.*	8,807	30
Tidewater, Inc.*	6,778	313
Transocean Ltd.*	113,815	295
Valaris Ltd.*	7,812	329
		5,993
Entertainment – 0.6%
Atlanta Braves Holdings, Inc., Class C*	14,940	699
EQUITY FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Entertainment – 0.6%continued
Cinemark Holdings, Inc.	11,850	$358
CuriosityStream, Inc.	13,805	78
IMAX Corp.*	4,829	135
Madison Square Garden Entertainment Corp.*	3,103	124
Manchester United PLC, Class A* †	19,039	339
Marcus (The) Corp.	3,772	63
Playtika Holding Corp.	27,571	130
Reading International, Inc., Class A*	2,207	3
Sphere Entertainment Co.*	3,103	130
		2,059
Financial Services – 2.7%
Acacia Research Corp.*	5,389	19
Banco Latinoamericano de Comercio Exterior S.A., Class E	6,488	262
California First Leasing Corp.	1,284	24
Cannae Holdings, Inc.	10,036	209
Cass Information Systems, Inc.	1,572	68
Dlocal Ltd.	36,430	413
Enact Holdings, Inc.	16,139	600
Essent Group Ltd.	14,184	861
EVERTEC, Inc.	8,116	293
Federal Agricultural Mortgage Corp., Class C	907	176
Flywire Corp.*	10,977	129
HA Sustainable Infrastructure Capital, Inc.	9,065	244
Jackson Financial, Inc., Class A	8,473	752
Lesaka Technologies, Inc.*	4,594	21
Marqeta, Inc., Class A*	49,098	286
Merchants Bancorp	4,761	158
Mr Cooper Group, Inc.*	1,055	157
NCR Atleos Corp.*	7,382	211
NMI Holdings, Inc.*	8,940	377
Onity Group, Inc.*	25	1
Pagseguro Digital Ltd., Class A	32,179	310
Paymentus Holdings, Inc., Class A*	4,114	135
Payoneer Global, Inc.*	34,461	236
PennyMac Financial Services, Inc.	4,774	476
Radian Group, Inc.	24,766	892
Remitly Global, Inc.*	17,962	337
Security National Financial Corp., Class A*	6,114	60
Sezzle, Inc.*	3,571	640
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Financial Services – 2.7%continued
StoneCo Ltd., Class A*	31,008	$497
Walker & Dunlop, Inc.	5,702	402
Waterstone Financial, Inc.	3,557	49
Western Union (The) Co.	34,913	294
		9,589
Financials – 0.0%
Antalpha Platform Holding Co.*	5,889	68
Food Products – 1.1%
Alico, Inc.	4,470	146
B&G Foods, Inc.†	9,617	41
Bridgford Foods Corp.*	4,609	36
Calavo Growers, Inc.	2,175	58
Cal-Maine Foods, Inc.	5,361	534
Farmer Bros. Co.*	3,321	4
Fresh Del Monte Produce, Inc.	4,306	140
Hain Celestial Group (The), Inc.*	10,307	16
J&J Snack Foods Corp.	2,572	292
John B. Sanfilippo & Son, Inc.	979	62
Lifeway Foods, Inc.*	1,719	42
Limoneira Co.	2,033	32
Marzetti Company (The)	2,835	490
Nomad Foods Ltd.	21,953	373
Seaboard Corp.	90	257
Seneca Foods Corp., Class A*	3,735	379
Simply Good Foods (The) Co.*	11,838	374
Tootsie Roll Industries, Inc.†	8,513	285
TreeHouse Foods, Inc.*	8,618	167
Vital Farms, Inc.*	5,079	196
		3,924
Gas Utilities – 1.2%
Chesapeake Utilities Corp.	3,213	386
MDU Resources Group, Inc.	21,622	361
New Jersey Resources Corp.	14,508	650
Northwest Natural Holding Co.	5,557	221
ONE Gas, Inc.	16,996	1,221
RGC Resources, Inc.	1,229	28
Southwest Gas Holdings, Inc.	8,421	626
Spire, Inc.	8,219	600
		4,093
Ground Transportation – 0.3%
ArcBest Corp.	3,733	287
Covenant Logistics Group, Inc.	6,736	162
Heartland Express, Inc.	11,067	96
NORTHERN FUNDS QUARTERLY REPORT  102 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Ground Transportation – 0.3%continued
Marten Transport Ltd.	7,752	$101
P.A.M.T CORP.*	5,575	72
Universal Logistics Holdings, Inc.	3,921	100
Werner Enterprises, Inc.	6,666	182
		1,000
Health Care Equipment & Supplies – 3.5%
Accuray, Inc.*	9,117	13
Alphatec Holdings, Inc.*	12,948	144
AngioDynamics, Inc.*	7,495	74
Apyx Medical Corp.*	3,504	8
Artivion, Inc.*	7,306	227
AtriCure, Inc.*	7,709	253
Avanos Medical, Inc.*	8,764	107
Axogen, Inc.*	7,182	78
Baird Medical Investment Holdings Ltd.*	15,869	58
BioSig Technologies, Inc.(1) *	—	—
Bioventus, Inc., Class A*	5,193	34
Cerus Corp.*	34,158	48
CONMED Corp.	4,199	219
CVRx, Inc.*	7,530	44
Daxor Corp.*	610	6
DENTSPLY SIRONA, Inc.	21,027	334
Electromed, Inc.*	10,480	231
Embecta Corp.	7,073	69
Enovis Corp.*	5,907	185
Envista Holdings Corp.*	15,785	308
Establishment Labs Holdings, Inc.* †	3,780	161
FONAR Corp.*	6,686	100
Haemonetics Corp.*	5,953	444
ICU Medical, Inc.*	2,429	321
Inmode Ltd.*	9,260	134
Inogen, Inc.*	2,133	15
Integer Holdings Corp.*	5,680	699
Integra LifeSciences Holdings Corp.*	7,258	89
iRadimed Corp.	4,836	289
iRhythm Technologies, Inc.*	3,501	539
Kewaunee Scientific Corp.*	4,088	240
Lantheus Holdings, Inc.*	9,687	793
LeMaitre Vascular, Inc.	7,443	618
LivaNova PLC*	7,314	329
Merit Medical Systems, Inc.*	9,182	858
Neogen Corp.*	26,532	127
NeuroPace, Inc.*	12,881	144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Health Care Equipment & Supplies – 3.5%continued
Omnicell, Inc.*	6,881	$202
OraSure Technologies, Inc.*	13,728	41
Orchestra BioMed Holdings, Inc.* †	11,249	30
Orthofix Medical, Inc.*	10,324	115
OrthoPediatrics Corp.*	5,006	108
Pro-Dex, Inc.*	8,475	370
Pulmonx Corp.*	14,153	37
Pulse Biosciences, Inc.* †	15,166	229
QuidelOrtho Corp.*	6,079	175
RxSight, Inc.*	7,538	98
Sanara Medtech, Inc.*	2,813	80
SANUWAVE Health, Inc.*	2,976	98
Semler Scientific, Inc.* †	3,236	125
SI-BONE, Inc.*	10,885	205
Sight Sciences, Inc.*	13,063	54
STAAR Surgical Co.*	6,363	107
Stereotaxis, Inc.*	818	2
Surmodics, Inc.*	3,588	107
Tactile Systems Technology, Inc.*	2,012	20
Tandem Diabetes Care, Inc.*	6,943	129
Tela Bio, Inc.*	8,855	17
TransMedics Group, Inc.*	3,891	521
Treace Medical Concepts, Inc.*	13,881	82
UFP Technologies, Inc.*	2,702	660
Utah Medical Products, Inc.	2,165	123
Varex Imaging Corp.*	8,337	72
Zimvie, Inc.*	5,352	50
Zynex, Inc.* †	7,390	19
		12,216
Health Care Providers & Services – 3.4%
Acadia Healthcare Co., Inc.*	9,396	213
AdaptHealth Corp.*	8,438	80
Addus HomeCare Corp.*	2,952	340
Alignment Healthcare, Inc.*	20,082	281
Amedisys, Inc.*	3,790	373
AMN Healthcare Services, Inc.*	7,429	154
Ardent Health, Inc.*	15,076	206
Astrana Health, Inc.*	7,157	178
BrightSpring Health Services, Inc.*	7,983	188
Brookdale Senior Living, Inc.*	29,333	204
Castle Biosciences, Inc.*	5,754	118
Community Health Systems, Inc.*	15,021	51
Concentra Group Holdings Parent, Inc.	14,436	297
CorVel Corp.*	11,014	1,132
EQUITY FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Health Care Providers & Services – 3.4%continued
Cross Country Healthcare, Inc.*	9,762	$127
Cryo-Cell International, Inc.	638	3
DocGo, Inc.*	9,338	15
Enhabit, Inc.*	9,617	93
Ensign Group (The), Inc.	9,336	1,440
Fulgent Genetics, Inc.*	4,320	86
GeneDx Holdings Corp.*	2,994	276
HealthEquity, Inc.*	9,411	986
Hims & Hers Health, Inc.*	23,158	1,154
Joint (The) Corp.*	8,779	101
Kindly MD, Inc.*	6,608	92
LifeStance Health Group, Inc.*	38,711	200
ModivCare, Inc.* †	5,997	19
National HealthCare Corp.	3,016	323
National Research Corp.	5,811	98
NeoGenomics, Inc.*	14,767	108
OPKO Health, Inc.*	65,278	86
Option Care Health, Inc.*	20,511	666
Owens & Minor, Inc.*	7,388	67
Pennant Group (The), Inc.*	3,887	116
Premier, Inc., Class A	14,424	316
Privia Health Group, Inc.*	11,861	273
Progyny, Inc.*	10,946	241
RadNet, Inc.*	7,546	429
Select Medical Holdings Corp.	17,890	272
Sonida Senior Living, Inc.*	3,340	83
Surgery Partners, Inc.*	8,871	197
U.S. Physical Therapy, Inc.	2,431	190
		11,872
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	10,239	376
CareTrust REIT, Inc.	12,895	394
Community Healthcare Trust, Inc.	2,815	47
Diversified Healthcare Trust	26,714	96
Global Medical REIT, Inc.	7,104	49
LTC Properties, Inc.	5,287	183
Medical Properties Trust, Inc.†	63,647	274
National Health Investors, Inc.	6,129	430
Sabra Health Care REIT, Inc.	27,908	515
Sila Realty Trust, Inc.	5,753	136
		2,500
Health Care Technology – 0.7%
American Well Corp., Class A*	170	1
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Health Care Technology – 0.7%continued
Certara, Inc.*	13,769	$161
Evolent Health, Inc., Class A*	15,969	180
GoodRx Holdings, Inc., Class A*	48,534	242
HealthStream, Inc.	4,302	119
LifeMD, Inc.*	10,614	145
OptimizeRx Corp.*	11,507	155
Phreesia, Inc.*	6,348	181
Schrodinger, Inc.*	7,736	156
Simulations Plus, Inc.	3,396	59
Teladoc Health, Inc.*	18,448	161
TruBridge, Inc.*	6,314	148
Veradigm, Inc.*	25,650	120
Waystar Holding Corp.*	18,607	760
		2,588
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	28,670	335
Braemar Hotels & Resorts, Inc.	10,063	25
Chatham Lodging Trust	5,034	35
DiamondRock Hospitality Co.	31,407	241
Park Hotels & Resorts, Inc.	28,963	296
Pebblebrook Hotel Trust	17,563	175
RLJ Lodging Trust	25,089	183
Ryman Hospitality Properties, Inc.	6,695	661
Service Properties Trust	22,308	53
Sotherly Hotels, Inc.*	2,334	2
Summit Hotel Properties, Inc.	9,760	50
Sunstone Hotel Investors, Inc.	30,702	266
Xenia Hotels & Resorts, Inc.	15,271	192
		2,514
Hotels, Restaurants & Leisure – 2.0%
Arcos Dorados Holdings, Inc., Class A	27,089	214
Biglari Holdings, Inc., Class B*	591	173
BJ's Restaurants, Inc.*	4,069	181
Bloomin' Brands, Inc.	10,231	88
Canterbury Park Holding Corp.	1,033	20
Cheesecake Factory (The), Inc.	5,158	323
Cracker Barrel Old Country Store, Inc.†	3,536	216
Dave & Buster's Entertainment, Inc.* †	7,919	238
Denny's Corp.* †	10,671	44
Dine Brands Global, Inc.	2,299	56
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	10,756	153
Genius Sports Ltd.*	25,193	262
NORTHERN FUNDS QUARTERLY REPORT  104 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Hotels, Restaurants & Leisure – 2.0%continued
Global Business Travel Group I*	48,319	$304
Golden Entertainment, Inc.	566	17
Hilton Grand Vacations, Inc.*	10,146	421
International Game Technology PLC	11,237	178
Jack in the Box, Inc.†	3,057	53
Kura Sushi U.S.A., Inc., Class A* †	1,389	120
Life Time Group Holdings, Inc.*	20,321	616
Lottery.com, Inc.*	4,586	6
Lucky Strike Entertainment Corp.	14,679	134
Marriott Vacations Worldwide Corp.	3,627	262
Monarch Casino & Resort, Inc.	1,124	97
Nathan's Famous, Inc.	1,146	127
Papa John's International, Inc.	3,679	180
Penn Entertainment, Inc.*	15,603	279
Pursuit Attractions and Hospitality, Inc.*	3,076	89
Red Robin Gourmet Burgers, Inc.*	87	—
Red Rock Resorts, Inc., Class A	9,016	469
Rush Street Interactive, Inc.*	10,117	151
Shake Shack, Inc., Class A*	3,635	511
Soho House & Co., Inc.*	10,049	74
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	11,053	570
United Parks & Resorts, Inc.*	6,533	308
Wendy's (The) Co.	20,717	237
		7,171
Household Durables – 1.7%
Beazer Homes U.S.A., Inc.*	3,755	84
Cavco Industries, Inc.*	1,386	602
Champion Homes, Inc.*	7,349	460
Cricut, Inc., Class A	22,217	150
Dream Finders Homes, Inc., Class A* †	9,918	249
Ethan Allen Interiors, Inc.	3,864	108
Flexsteel Industries, Inc.	3,242	117
GoPro, Inc., Class A*	12,524	9
Green Brick Partners, Inc.*	4,627	291
Hamilton Beach Brands Holding Co., Class A	2,148	38
Hooker Furnishings Corp.	1,214	13
Hovnanian Enterprises, Inc., Class A*	254	27
Installed Building Products, Inc.	3,439	620
iRobot Corp.* †	4,032	13
KB Home	11,650	617
Koss Corp.*	3,362	17
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Household Durables – 1.7%continued
La-Z-Boy, Inc.	6,858	$255
Leggett & Platt, Inc.	14,283	127
Lifetime Brands, Inc.†	499	3
M/I Homes, Inc.*	3,109	349
Newell Brands, Inc.	42,421	229
Nobility Homes, Inc.	702	20
Sonos, Inc.*	12,167	131
Taylor Morrison Home Corp.*	17,151	1,053
Tri Pointe Homes, Inc.*	16,574	530
Universal Electronics, Inc.*	2,799	19
		6,131
Household Products – 0.5%
Central Garden & Pet Co.*	8,165	287
Central Garden & Pet Co., Class A*	6,905	216
Energizer Holdings, Inc.	8,264	167
Oil-Dri Corp. of America	5,899	348
Spectrum Brands Holdings, Inc.	5,078	269
WD-40 Co.	1,894	432
		1,719
Independent Power & Renewable Electricity Producers – 0.2%
Hallador Energy Co.*	9,016	143
Kenon Holdings Ltd.*	1,618	67
Ormat Technologies, Inc.	6,135	514
ReNew Energy Global PLC, Class A*	19,564	135
		859
Industrial Real Estate Investment Trusts – 0.3%
Industrial Logistics Properties Trust	8,003	36
Innovative Industrial Properties, Inc.	3,534	195
LXP Industrial Trust	30,842	255
Plymouth Industrial REIT, Inc.	3,722	60
Terreno Realty Corp.	9,418	528
		1,074
Insurance – 2.4%
Ambac Financial Group, Inc.*	4,656	33
American Coastal Insurance Corp.	3,466	39
AMERISAFE, Inc.	2,723	119
Atlantic American Corp.	5,195	11
Baldwin Insurance Group (The), Inc.*	8,234	353
Bowhead Specialty Holdings, Inc.*	3,372	127
Citizens, Inc.* †	4,693	16
CNO Financial Group, Inc.	29,957	1,156
Donegal Group, Inc., Class A	3,926	79
Employers Holdings, Inc.	6,670	315
EQUITY FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Insurance – 2.4%continued
Enstar Group Ltd.*	1,249	$420
F&G Annuities & Life, Inc.	12,529	401
Fidelis Insurance Holdings Ltd.	7,026	116
Genworth Financial, Inc.*	51,332	399
Goosehead Insurance, Inc., Class A	2,694	284
Greenlight Capital Re Ltd., Class A*	10,192	146
Hamilton Insurance Group Ltd., Class B*	10,910	236
HCI Group, Inc.	1,190	181
Horace Mann Educators Corp.	4,364	188
Investors Title Co.	504	106
Kansas City Life Insurance Co.	1,538	48
Kestrel Group Ltd.*	204	5
Lemonade, Inc.* †	6,287	275
MBIA, Inc.*	13,771	60
Mercury General Corp.	3,111	209
Oscar Health, Inc., Class A*	24,244	520
Palomar Holdings, Inc.*	3,053	471
ProAssurance Corp.*	9,737	222
Root, Inc., Class A*	1,785	228
Safety Insurance Group, Inc.	1,761	140
Selective Insurance Group, Inc.	7,901	685
SiriusPoint Ltd.*	9,689	198
Skyward Specialty Insurance Group, Inc.*	4,210	243
Stewart Information Services Corp.	2,181	142
Trupanion, Inc.*	4,562	253
United Fire Group, Inc.	3,179	91
Universal Insurance Holdings, Inc.	3,379	94
		8,609
Interactive Media & Services – 0.7%
Angi, Inc.*	6,150	94
Bumble, Inc., Class A*	10,480	69
Cargurus, Inc.*	11,121	372
Cars.com, Inc.*	7,734	92
EverQuote, Inc., Class A*	3,372	81
IAC, Inc.*	8,331	311
QuinStreet, Inc.*	12,079	194
Shutterstock, Inc.	2,774	53
Taboola.com Ltd.*	20,330	74
Travelzoo*	3,895	50
TripAdvisor, Inc.*	12,484	163
VTEX, Class A*	16,068	106
Yelp, Inc.*	11,202	384
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Interactive Media & Services – 0.7%continued
Ziff Davis, Inc.*	6,240	$189
ZipRecruiter, Inc., Class A*	9,696	49
ZoomInfo Technologies, Inc.*	34,714	351
		2,632
IT Services – 0.4%
ASGN, Inc.*	7,139	357
CI&T, Inc., Class A*	3,529	21
CSP, Inc.	2,114	27
DigitalOcean Holdings, Inc.*	8,083	231
DXC Technology Co.*	19,242	294
Fastly, Inc., Class A*	14,704	104
Hackett Group (The), Inc.	5,354	136
Information Services Group, Inc.	3,216	15
Tucows, Inc., Class A*	1,240	25
Unisys Corp.*	4,700	21
		1,231
Leisure Products – 0.5%
Acushnet Holdings Corp.	4,631	337
American Outdoor Brands, Inc.*	1,907	20
Clarus Corp.	4,222	15
Escalade, Inc.	3,790	53
JAKKS Pacific, Inc.	456	9
Johnson Outdoors, Inc., Class A	2,435	74
Malibu Boats, Inc., Class A*	2,780	87
Marine Products Corp.	5,349	45
MasterCraft Boat Holdings, Inc.*	5,753	107
Peloton Interactive, Inc., Class A*	42,054	292
Polaris, Inc.	5,951	242
Sturm Ruger & Co., Inc.	2,022	73
Topgolf Callaway Brands Corp.*	11,677	94
YETI Holdings, Inc.*	10,223	322
		1,770
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	13,092	152
Alpha Teknova, Inc.*	2,318	11
Azenta, Inc.*	9,055	279
BioLife Solutions, Inc.*	7,539	162
Champions Oncology, Inc.*	5,209	39
Codexis, Inc.*	7,088	17
CryoPort, Inc.*	4,326	32
Fortrea Holdings, Inc.*	10,766	53
Harvard Bioscience, Inc.*	20,337	9
Lifecore Biomedical, Inc.*	3,172	26
NORTHERN FUNDS QUARTERLY REPORT  106 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Life Sciences Tools & Services – 0.4%continued
Maravai LifeSciences Holdings, Inc., Class A*	12,821	$31
Mesa Laboratories, Inc.	1,475	139
Nautilus Biotechnology, Inc.*	15,652	11
Omniab, Inc.(2) *	1,740	—
OmniAb, Inc.*	16,294	28
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	9,171	61
Rapid Micro Biosystems, Inc., Class A*	3,037	11
Sotera Health Co.*	25,938	289
Standard BioTools, Inc.*	13,388	16
		1,366
Machinery – 4.0%
Alamo Group, Inc.	1,614	352
Albany International Corp., Class A	4,480	314
Astec Industries, Inc.	4,004	167
Atmus Filtration Technologies, Inc.	11,036	402
Chart Industries, Inc.*	4,899	807
Columbus McKinnon Corp.	2,384	36
Douglas Dynamics, Inc.	3,154	93
Eastern (The) Co.	1,183	27
Enerpac Tool Group Corp.	8,876	360
Enpro, Inc.	2,706	518
ESCO Technologies, Inc.	4,090	785
Federal Signal Corp.	11,169	1,189
Franklin Electric Co., Inc.	6,649	597
FreightCar America, Inc.*	1,475	13
Gorman-Rupp (The) Co.	4,569	168
Graham Corp.*	3,201	158
Greenbrier (The) Cos., Inc.	3,549	163
Helios Technologies, Inc.	2,776	93
Hillenbrand, Inc.	10,751	216
Hurco Cos., Inc.*	1,292	24
Hyster-Yale, Inc.	2,629	105
JBT Marel Corp.	4,512	543
Kadant, Inc.	1,393	442
Kennametal, Inc.	12,408	285
L.B. Foster Co., Class A*	1,487	33
Lindsay Corp.	1,512	218
Miller Industries, Inc.	2,318	103
Mueller Industries, Inc.	2,017	160
Mueller Water Products, Inc., Class A	23,643	568
Omega Flex, Inc.†	1,156	37
Proto Labs, Inc.*	3,762	151
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Machinery – 4.0%continued
REV Group, Inc.	5,158	$245
Shyft Group (The), Inc.	2,539	32
SPX Technologies, Inc.*	7,532	1,263
Standex International Corp.	2,893	453
Stratasys Ltd.*	6,540	75
Taylor Devices, Inc.* †	1,012	44
Tennant Co.	2,844	220
Terex Corp.	7,891	368
Titan International, Inc.*	8,624	89
Trinity Industries, Inc.	13,295	359
Twin Disc, Inc.†	2,396	21
Wabash National Corp.	4,687	50
Watts Water Technologies, Inc., Class A	4,254	1,046
Worthington Enterprises, Inc.	8,880	565
		13,957
Marine Transportation – 0.4%
Danaos Corp.*	1,984	171
Golden Ocean Group Ltd.	15,926	117
Matson, Inc.	7,295	812
Star Bulk Carriers Corp.	14,300	247
		1,347
Media – 0.8%
AMC Networks, Inc., Class A*	5,457	34
Boston Omaha Corp., Class A(1) *	1	—
Cable One, Inc.	719	98
Cumulus Media, Inc., Class A*	5,103	1
DoubleVerify Holdings, Inc.*	17,962	269
EchoStar Corp., Class A*	20,229	560
Emerald Holding, Inc.†	6,636	32
Entravision Communications Corp., Class A	34,475	80
EW Scripps (The) Co., Class A*	5,093	15
Gannett Co., Inc.* †	16,859	60
Gray Media, Inc.	16,486	75
Harte Hanks, Inc.*	790	3
iHeartMedia, Inc., Class A*	13,251	23
Integral Ad Science Holding Corp.*	17,456	145
John Wiley & Sons, Inc., Class A	6,686	298
Magnite, Inc.*	8,435	203
Marchex, Inc., Class B*	6,321	14
Saga Communications, Inc., Class A	1,089	14
Scholastic Corp.	4,975	104
Sinclair, Inc.	7,952	110
Stagwell, Inc.*	28,168	127
EQUITY FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Media – 0.8%continued
TechTarget, Inc.*	3,045	$24
TEGNA, Inc.	28,750	482
Thryv Holdings, Inc.*	8,133	99
		2,870
Metals & Mining – 1.0%
Alpha Metallurgical Resources, Inc.*	1,520	171
American Battery Technology Co.*	62,722	102
Ampco-Pittsburgh Corp.*	2,028	6
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	992	274
Coeur Mining, Inc.*	33,498	297
Commercial Metals Co.	16,483	806
Constellium S.E.*	18,981	252
Contango ORE, Inc.*	231	5
Fortitude Gold Corp.	3,587	13
Hecla Mining Co.	77,765	466
Kaiser Aluminum Corp.	2,200	176
Materion Corp.	4,921	391
Olympic Steel, Inc.	2,340	76
Piedmont Lithium, Inc.*	1,436	8
Radius Recycling, Inc.	2,080	62
SunCoke Energy, Inc.	2,046	18
Tredegar Corp.*	4,809	42
Worthington Steel, Inc.	8,866	264
		3,430
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,261	40
AG Mortgage Investment Trust, Inc.	1,957	15
Apollo Commercial Real Estate Finance, Inc.	23,787	230
Arbor Realty Trust, Inc.†	18,020	193
ARMOUR Residential REIT, Inc.†	1,132	19
Blackstone Mortgage Trust, Inc., Class A†	18,676	359
BrightSpire Capital, Inc.	8,671	44
Cherry Hill Mortgage Investment Corp.†	3,211	9
Dynex Capital, Inc.	2,652	32
Ellington Financial, Inc.	1,139	15
Franklin BSP Realty Trust, Inc.	6,122	65
Granite Point Mortgage Trust, Inc.†	4,760	12
Invesco Mortgage Capital, Inc.†	1,808	14
Ladder Capital Corp.	20,082	216
New York Mortgage Trust, Inc.	7,887	53
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Mortgage Real Estate Investment Trusts – 0.4%continued
Orchid Island Capital, Inc.†	963	$7
Ready Capital Corp.†	3,651	16
Redwood Trust, Inc.	8,438	50
Two Harbors Investment Corp.	6,190	67
		1,456
Multi-Utilities – 0.4%
Avista Corp.	9,995	380
Black Hills Corp.	9,273	520
Northwestern Energy Group, Inc.	8,246	423
Unitil Corp.	2,627	137
		1,460
Office Real Estate Investment Trusts – 0.6%
Brandywine Realty Trust	23,558	101
City Office REIT, Inc.	9,794	52
COPT Defense Properties	13,906	384
Douglas Emmett, Inc.	20,974	316
Easterly Government Properties, Inc.	4,477	99
Empire State Realty Trust, Inc., Class A	18,454	149
Franklin Street Properties Corp.	12,138	20
Hudson Pacific Properties, Inc.*	18,182	50
JBG SMITH Properties	7,736	134
Paramount Group, Inc.*	24,651	150
Piedmont Realty Trust, Inc.	16,865	123
SL Green Realty Corp.	8,244	510
		2,088
Oil, Gas & Consumable Fuels – 3.1%
Ardmore Shipping Corp.	16,316	157
Baytex Energy Corp.	28,612	51
BKV Corp.*	8,927	215
California Resources Corp.	10,116	462
Calumet, Inc.*	9,125	144
Centrus Energy Corp., Class A*	608	111
Civitas Resources, Inc.	9,720	267
Clean Energy Fuels Corp.*	10,200	20
CNX Resources Corp.*	18,931	638
Comstock Resources, Inc.*	12,119	335
Core Natural Resources, Inc.	7,016	489
Crescent Energy Co., Class A	2,495	21
CVR Energy, Inc.	13,998	376
Delek U.S. Holdings, Inc.	8,492	180
DHT Holdings, Inc.	21,040	227
Dorian LPG Ltd.	576	14
Evolution Petroleum Corp.	12,908	61
NORTHERN FUNDS QUARTERLY REPORT  108 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Oil, Gas & Consumable Fuels – 3.1%continued
FLEX LNG Ltd.	7,439	$164
Frontline PLC†	6,083	100
FutureFuel Corp.	5,343	21
Golar LNG Ltd.	16,791	692
Green Plains, Inc.*	11,706	71
Gulfport Energy Corp.*	2,535	510
HighPeak Energy, Inc.	13,291	130
International Seaways, Inc.	7,082	258
Kinetik Holdings, Inc.	8,258	364
Magnolia Oil & Gas Corp., Class A	21,936	493
Murphy Oil Corp.	19,402	437
NACCO Industries, Inc., Class A	2,848	126
Navigator Holdings Ltd.	9,277	131
Nordic American Tankers Ltd.	8,974	24
Northern Oil & Gas, Inc.	10,332	293
Par Pacific Holdings, Inc.*	3,512	93
PBF Energy, Inc., Class A	16,508	358
Peabody Energy Corp.	15,500	208
PrimeEnergy Resources Corp.*	1,109	162
REX American Resources Corp.*	8,603	419
SandRidge Energy, Inc.	3,353	36
Scorpio Tankers, Inc.	8,899	348
SFL Corp. Ltd.†	14,553	121
Sitio Royalties Corp., Class A	11,040	203
SM Energy Co.	15,971	395
Talos Energy, Inc.*	18,845	160
Teekay Corp. Ltd.	10,764	89
Teekay Tankers Ltd., Class A	4,768	199
Uranium Energy Corp.*	50,141	341
VAALCO Energy, Inc.	12,517	45
W&T Offshore, Inc.	29,511	49
World Kinect Corp.	8,758	248
		11,056
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,567	70
Magnera Corp.(1) *	32	1
Sylvamo Corp.	4,716	236
		307
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	883	97
SkyWest, Inc.*	8,299	855
		952
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Personal Care Products – 0.4%
Edgewell Personal Care Co.	7,686	$180
Interparfums, Inc.	2,694	354
Mannatech, Inc.*	3,124	29
Medifast, Inc.*	2,755	39
Natural Alternatives International, Inc.*	1,147	4
Nature's Sunshine Products, Inc.*	2,634	39
Nu Skin Enterprises, Inc., Class A	9,558	76
Oddity Tech Ltd., Class A*	6,894	520
USANA Health Sciences, Inc.*	1,616	49
		1,290
Pharmaceuticals – 1.9%
Alto Neuroscience, Inc.*	7,530	17
Amneal Pharmaceuticals, Inc.*	28,306	229
Amphastar Pharmaceuticals, Inc.*	7,865	181
Amylyx Pharmaceuticals, Inc.*	20,432	131
ANI Pharmaceuticals, Inc.*	2,611	170
Assertio Holdings, Inc.*	2,602	2
Atea Pharmaceuticals, Inc.*	7,340	26
Avadel Pharmaceuticals PLC*	11,307	100
Axsome Therapeutics, Inc.*	3,310	346
Biote Corp., Class A*	12,792	51
Cassava Sciences, Inc.* †	8,119	15
Collegium Pharmaceutical, Inc.*	11,490	340
Contineum Therapeutics, Inc., Class A* †	4,353	17
Corcept Therapeutics, Inc.*	3,395	249
Enliven Therapeutics, Inc.* †	6,474	130
Esperion Therapeutics, Inc.* †	86,434	85
Eton Pharmaceuticals, Inc.*	7,538	107
Evolus, Inc.*	7,895	73
EyePoint Pharmaceuticals, Inc.*	9,617	90
Fulcrum Therapeutics, Inc.*	16,767	115
GH Research PLC* †	6,985	85
Harmony Biosciences Holdings, Inc.*	2,594	82
Harrow, Inc.*	11,724	358
Indivior PLC*	13,092	193
Innoviva, Inc.*	18,985	381
LENZ Therapeutics, Inc.* †	5,474	160
Ligand Pharmaceuticals, Inc.*	3,368	383
Liquidia Corp.*	6,713	84
Maze Therapeutics, Inc.* †	5,556	68
MediWound Ltd.* †	5,715	111
Ocular Therapeutix, Inc.*	395	4
Oculis Holding A.G.*	7,077	137
EQUITY FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Pharmaceuticals – 1.9%continued
Omeros Corp.* †	11,437	$34
Organon & Co.	27,375	265
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	7,985	191
Phathom Pharmaceuticals, Inc.*	7,077	68
Phibro Animal Health Corp., Class A	6,028	154
Pliant Therapeutics, Inc.*	8,366	10
Prestige Consumer Healthcare, Inc.*	8,591	686
Rafael Holdings, Inc., Class B*	7,012	12
Rani Therapeutics Holdings, Inc., Class A*	22,138	11
scPharmaceuticals, Inc.* †	8,601	33
SIGA Technologies, Inc.	4,901	32
Supernus Pharmaceuticals, Inc.*	7,734	244
Tarsus Pharmaceuticals, Inc.*	3,084	125
Terns Pharmaceuticals, Inc.*	11,338	42
Theravance Biopharma, Inc.*	6,859	76
Third Harmonic Bio, Inc.*	6,804	37
Tilray Brands, Inc.* †	86,882	36
Verrica Pharmaceuticals, Inc.*	17,433	9
WaVe Life Sciences Ltd.*	5,271	34
Xeris Biopharma Holdings, Inc.*	22,812	107
		6,726
Professional Services – 2.5%
Alight, Inc., Class A	42,525	241
Asure Software, Inc.*	935	9
Barrett Business Services, Inc.	12,858	536
CBIZ, Inc.*	16,124	1,156
Concentrix Corp.	6,745	357
Conduent, Inc.*	20,487	54
CRA International, Inc.	2,712	508
CSG Systems International, Inc.	5,187	339
DLH Holdings Corp.*	980	6
ExlService Holdings, Inc.*	2,738	120
Exponent, Inc.	8,375	626
First Advantage Corp.*	12,715	211
Forrester Research, Inc.*	4,478	44
Franklin Covey Co.*	3,412	78
Heidrick & Struggles International, Inc.	4,556	208
Huron Consulting Group, Inc.*	2,755	379
ICF International, Inc.	2,749	233
Insperity, Inc.	5,704	343
Kelly Services, Inc., Class A	3,406	40
Korn Ferry	7,970	584
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Professional Services – 2.5%continued
ManpowerGroup, Inc.	6,108	$247
Maximus, Inc.	7,186	504
NV5 Global, Inc.*	7,810	180
Resources Connection, Inc.	5,354	29
TriNet Group, Inc.	5,897	431
TrueBlue, Inc.*	5,385	35
TTEC Holdings, Inc.*	3,185	15
Upwork, Inc.*	13,886	187
Verra Mobility Corp.*	17,997	457
Where Food Comes From, Inc.*	275	3
Willdan Group, Inc.*	2,125	133
WNS Holdings Ltd.*	6,061	383
		8,676
Real Estate Management & Development – 0.5%
Altisource Asset Management Corp.*	1	—
Altisource Portfolio Solutions S.A.*	1,193	10
American Realty Investors, Inc.*	1,251	18
AMREP Corp.*	1,208	25
Anywhere Real Estate, Inc.*	12,753	46
Compass, Inc., Class A*	47,561	299
Cushman & Wakefield PLC*	14,695	163
Douglas Elliman, Inc.*	4,971	12
eXp World Holdings, Inc.†	7,680	70
Forestar Group, Inc.*	7,429	149
FRP Holdings, Inc.*	1,522	41
JW Mays, Inc.*	196	7
Kennedy-Wilson Holdings, Inc.	16,524	112
Marcus & Millichap, Inc.	4,166	128
Newmark Group, Inc., Class A	16,798	204
RE/MAX Holdings, Inc., Class A*	4,409	36
RMR Group (The), Inc., Class A	81	1
St. Joe (The) Co.	4,571	218
Star Holdings* †	2,204	17
Stratus Properties, Inc.*	1,059	20
Tejon Ranch Co.*	5,649	96
Transcontinental Realty Investors, Inc.*	316	13
		1,685
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.	1,298	16
BRT Apartments Corp.	2,228	35
Centerspace	1,179	71
Elme Communities	10,725	171
Independence Realty Trust, Inc.	28,232	499
NORTHERN FUNDS QUARTERLY REPORT  110 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Residential Real Estate Investment Trusts – 0.3%continued
NexPoint Residential Trust, Inc.	2,702	$90
UMH Properties, Inc.	5,864	98
Veris Residential, Inc.	12,346	184
		1,164
Retail Real Estate Investment Trusts – 1.0%
Acadia Realty Trust	12,307	229
Alexander's, Inc.	459	103
CBL & Associates Properties, Inc.	2,777	71
Curbline Properties Corp.	8,227	188
Getty Realty Corp.	5,322	147
InvenTrust Properties Corp.	9,030	247
Kite Realty Group Trust	29,341	665
Macerich (The) Co.	19,332	313
NETSTREIT Corp.†	8,530	144
Phillips Edison & Co., Inc.	15,292	536
Saul Centers, Inc.	1,409	48
SITE Centers Corp.	4,111	46
Tanger, Inc.	10,912	334
Urban Edge Properties	15,457	288
Whitestone REIT	11,361	142
		3,501
Semiconductors & Semiconductor Equipment – 2.2%
ACM Research, Inc., Class A*	7,711	200
Aeluma, Inc.*	7,736	127
Alpha & Omega Semiconductor Ltd.*	3,827	98
Ambarella, Inc.*	4,670	309
Amtech Systems, Inc.*	597	3
Atomera, Inc.*	20,630	104
Axcelis Technologies, Inc.*	8,002	558
Blaize Holdings, Inc.*	5,352	16
Camtek Ltd.* †	1,786	151
CEVA, Inc.*	3,047	67
Cohu, Inc.*	3,484	67
Credo Technology Group Holding Ltd.*	11,848	1,097
Diodes, Inc.*	6,334	335
FormFactor, Inc.*	9,995	344
Ichor Holdings Ltd.*	2,936	58
Impinj, Inc.*	3,449	383
inTEST Corp.*	3,460	25
Kopin Corp.(1) *	280	—
Kulicke & Soffa Industries, Inc.	8,823	305
Magnachip Semiconductor Corp.*	2,939	12
Maxeon Solar Technologies Ltd.*	768	2
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Semiconductors & Semiconductor Equipment – 2.2%continued
Meta Materials, Inc.*	—	$—
NVE Corp.	1,446	106
PDF Solutions, Inc.*	10,546	225
Penguin Solutions, Inc.*	10,638	211
Photronics, Inc.*	5,044	95
Power Integrations, Inc.	7,174	401
Rambus, Inc.*	14,032	898
Semtech Corp.*	7,901	357
SiTime Corp.*	2,263	482
Synaptics, Inc.*	5,032	326
Ultra Clean Holdings, Inc.*	8,904	201
Veeco Instruments, Inc.*	9,748	198
		7,761
Software – 5.9%
A10 Networks, Inc.	7,538	146
ACI Worldwide, Inc.*	15,852	728
Adeia, Inc.	13,362	189
Agilysys, Inc.*	4,106	471
Airship AI Holdings, Inc.* †	31,497	186
Alarm.com Holdings, Inc.*	4,919	278
Alkami Technology, Inc.*	11,423	344
Amplitude, Inc., Class A*	13,886	172
Appian Corp., Class A*	7,736	231
Asana, Inc., Class A*	24,796	335
AvePoint, Inc.*	21,003	406
Beamr Imaging Ltd.*	4,771	15
Blackbaud, Inc.*	6,891	442
BlackLine, Inc.*	6,743	382
Box, Inc., Class A*	19,157	655
Braze, Inc., Class A*	12,609	354
Cellebrite DI Ltd.*	6,541	105
Cerence, Inc.*	118	1
Clear Secure, Inc., Class A	9,720	270
Clearwater Analytics Holdings, Inc., Class A*	27,298	599
Cognyte Software Ltd.*	3,405	31
Commvault Systems, Inc.*	5,267	918
Consensus Cloud Solutions, Inc.*	2,111	49
CoreCard Corp.*	3,571	103
Daily Journal Corp.*	230	97
Digimarc Corp.*	4,302	57
Digital Turbine, Inc.*	10,346	61
Domo, Inc., Class B*	4,453	62
eGain Corp.*	4,310	27
EQUITY FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Software – 5.9%continued
EverCommerce, Inc.*	19,242	$202
Five9, Inc.*	9,161	243
Freshworks, Inc., Class A*	20,239	302
I3 Verticals, Inc., Class A*	2,793	77
Intapp, Inc.*	8,659	447
InterDigital, Inc.	5,459	1,224
Jamf Holding Corp.*	13,886	132
JFrog Ltd.*	5,103	224
Karooooo Ltd.*	3,174	155
Life360, Inc.*	8,133	531
LiveRamp Holdings, Inc.*	7,583	251
Magic Software Enterprises Ltd.*	1,418	27
Meridianlink, Inc.*	8,133	132
N-able, Inc.*	19,837	161
nCino, Inc.* †	11,328	317
NCR Voyix Corp.*	14,767	173
Next Technology Holding, Inc.*	17,574	40
Nukkleus, Inc.*	1,407	15
Olo, Inc., Class A*	17,655	157
ON24, Inc.*	11,360	62
OneSpan, Inc.	8,634	144
PagerDuty, Inc.*	10,820	165
Progress Software Corp.	5,991	382
Q2 Holdings, Inc.*	6,635	621
Qualys, Inc.*	4,571	653
Radware Ltd.*	2,547	75
Rapid7, Inc.*	6,421	149
Red Violet, Inc.	2,764	136
Rekor Systems, Inc.* †	92,463	107
ReposiTrak, Inc.	33	1
Rezolve AI PLC* †	73,491	226
Rimini Street, Inc.*	33,127	125
RingCentral, Inc., Class A*	10,621	301
Sapiens International Corp. N.V.†	6,986	204
SEMrush Holdings, Inc., Class A*	15,671	142
SoundThinking, Inc.*	3,449	45
Sprinklr, Inc., Class A*	27,176	230
Sprout Social, Inc., Class A*	7,077	148
SPS Commerce, Inc.*	6,085	828
Synchronoss Technologies, Inc.(1) *	1	—
Tenable Holdings, Inc.*	12,763	431
Teradata Corp.*	12,213	272
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	11,848	601
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Software – 5.9%continued
Verint Systems, Inc.*	8,704	$171
Vertex, Inc., Class A*	19,059	673
Viant Technology, Inc., Class A*	8,475	112
Weave Communications, Inc.*	8,843	74
WM Technology, Inc.*	101,168	91
Workiva, Inc.*	4,746	325
Xperi, Inc.*	5,343	42
Yext, Inc.*	12,894	110
Zeta Global Holdings Corp., Class A*	27,389	424
		20,594
Specialized Real Estate Investment Trusts – 0.4%
Four Corners Property Trust, Inc.	10,725	289
Gladstone Land Corp.	10,795	110
National Storage Affiliates Trust	7,711	247
Outfront Media, Inc.	19,950	325
PotlatchDeltic Corp.	11,264	432
Safehold, Inc.	2,975	46
Smartstop Self Storage REIT, Inc.†	3,571	129
		1,578
Specialty Retail – 2.4%
1-800-Flowers.com, Inc., Class A* †	5,982	29
Abercrombie & Fitch Co., Class A*	7,970	660
Academy Sports & Outdoors, Inc.	9,140	410
American Eagle Outfitters, Inc.	22,463	216
America's Car-Mart, Inc.*	1,452	81
Arhaus, Inc.*	14,334	124
Asbury Automotive Group, Inc.*	2,406	574
Barnes & Noble Education, Inc.*	238	3
Beyond, Inc.* †	4,554	31
Boot Barn Holdings, Inc.*	3,722	566
Buckle (The), Inc.	4,141	188
Build-A-Bear Workshop, Inc.	3,786	195
Caleres, Inc.	6,701	82
Camping World Holdings, Inc., Class A	5,252	90
Cato (The) Corp., Class A	4,377	12
Children's Place (The), Inc.*	3,685	16
Citi Trends, Inc.*	4,394	147
Designer Brands, Inc., Class A†	8,320	20
Foot Locker, Inc.* †	9,252	227
Genesco, Inc.*	3,351	66
Group 1 Automotive, Inc.	2,721	1,188
GrowGeneration Corp.*	6,924	7
Guess?, Inc.†	6,398	77
NORTHERN FUNDS QUARTERLY REPORT  112 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Specialty Retail – 2.4%continued
Haverty Furniture Cos., Inc.	3,170	$65
Monro, Inc.	4,875	73
National Vision Holdings, Inc.*	8,944	206
ODP (The) Corp.*	5,453	99
PetMed Express, Inc.*	3,734	12
Revolve Group, Inc.*	8,946	179
RumbleON, Inc., Class B*	33,326	77
Sally Beauty Holdings, Inc.*	19,923	185
Shoe Carnival, Inc.	7,821	146
Signet Jewelers Ltd.	6,456	514
Sleep Number Corp.* †	2,942	20
Sonic Automotive, Inc., Class A	6,907	552
ThredUp, Inc., Class A*	11,902	89
Upbound Group, Inc.	6,470	162
Urban Outfitters, Inc.*	8,460	614
Victoria's Secret & Co.*	9,252	171
Winmark Corp.	748	283
Zumiez, Inc.*	4,993	66
		8,522
Technology Hardware, Storage & Peripherals – 0.2%
AstroNova, Inc.*	11,206	130
CompoSecure, Inc., Class A* †	10,712	151
CPI Card Group, Inc.*	3,173	75
Diebold Nixdorf, Inc.*	3,967	220
Immersion Corp.	6,554	52
TransAct Technologies, Inc.*	3,368	12
		640
Textiles, Apparel & Luxury Goods – 0.5%
Carter's, Inc.	4,460	134
Culp, Inc.*	3,224	13
Fossil Group, Inc.*	5,469	8
G-III Apparel Group Ltd.*	5,295	119
Kontoor Brands, Inc.	5,637	372
Movado Group, Inc.	2,797	43
Oxford Industries, Inc.	3,439	138
Rocky Brands, Inc.	3,109	69
Steven Madden Ltd.	11,517	276
Superior Group of Cos., Inc.†	3,109	32
Under Armour, Inc., Class A*	44,601	305
Unifi, Inc.*	588	3
Vera Bradley, Inc.*	3,065	7
Wolverine World Wide, Inc.	8,530	154
		1,673
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Tobacco – 0.1%
Turning Point Brands, Inc.	202	$15
Universal Corp.	4,004	233
		248
Total Broadband and Communications – 0.0%
Machten, Inc.*	893	7
Trading Companies & Distributors – 1.6%
BlueLinx Holdings, Inc.*	2,466	183
Boise Cascade Co.	6,052	526
Distribution Solutions Group, Inc.*	5,868	161
DNOW, Inc.*	12,605	187
DXP Enterprises, Inc.*	1,321	116
EVI Industries, Inc.	1,955	43
FTAI Aviation Ltd.	1,069	123
GATX Corp.	4,836	743
Global Industrial Co.	5,744	155
GMS, Inc.*	5,980	650
Herc Holdings, Inc.	3,932	518
McGrath RentCorp	4,324	501
MRC Global, Inc.*	12,208	167
NPK International, Inc.*	10,576	90
Rush Enterprises, Inc., Class A	17,241	888
Titan Machinery, Inc.*	1,483	29
Transcat, Inc.*	2,905	250
Willis Lease Finance Corp.	1,761	252
		5,582
Transportation Infrastructure – 0.1%
Corp. America Airports S.A.*	16,582	336
Water Utilities – 0.5%
American States Water Co.	6,024	462
Artesian Resources Corp., Class A	3,024	102
Cadiz, Inc.*	10,756	32
California Water Service Group	7,572	344
Consolidated Water Co. Ltd.	7,197	216
H2O America	4,069	212
Middlesex Water Co.	4,523	245
York Water (The) Co.	3,174	100
		1,713
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	5,269	77
EQUITY FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%continued
Wireless Telecommunication Services – 0.2%continued
Spok Holdings, Inc.	10,163	$180
Telephone and Data Systems, Inc.	13,036	464
		721
Total Common Stocks
(Cost $227,730)		340,558

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	167	6
Total Master Limited Partnerships
(Cost $5)		6

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	65
Total Preferred Stocks
(Cost $67)		65

RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	3
Inhibrx, Inc. (Contingent Value Rights)(2) *	7,862	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		3
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., Class A (Contingent Value Rights)(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%continued
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	$—
Sun Pharmaceutical Industries Ltd. (Contingent Value Rights)(2) *	44,767	—
		—
Total Rights
(Cost $132)		3

OTHER – 0.0%
Escrow Equity Commonwealth (2) *	15,338	—
Total Other
(Cost $93)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$1
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	3
Total Warrants
(Cost $—)		4

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.4%
Ellington Credit Co.†	3,382	$20
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(5) (6) (7)	8,208,886	8,209
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(5) (6)	10,645,438	10,645
Total Investment Companies
(Cost $18,874)		18,874

NORTHERN FUNDS QUARTERLY REPORT  114 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
4.14%, 11/28/25(8) (9)	$1,045	$1,027
Total Short-Term Investments
(Cost $1,027)		1,027

Total Investments – 102.6%
(Cost $247,928)		360,537
Liabilities less Other Assets – (2.6%)		(9,064)
NET ASSETS – 100.0%		$351,473

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security. At June 30, 2025, the value of these restricted securities amounted to approximately $3,000 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc., Class A (Contingent Value Rights)	3/1/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	132

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	102	$11,178	Long	9/25	$290
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$35,232	$4	$2	$35,238
Biotechnology	17,741	—	10	17,751
Household Durables	6,111	20	—	6,131
All Other Industries(1)	281,438	—	—	281,438
Total Common Stocks	340,522	24	12	340,558
Master Limited Partnerships	6	—	—	6
Preferred Stocks	65	—	—	65
Rights(1)	—	—	3	3
Warrants	—	4	—	4
Investment Companies	18,874	—	—	18,874
Short-Term Investments	—	1,027	—	1,027
Total Investments	$359,467	$1,055	$15	$360,537
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$290	$—	$—	$290

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$40	$—	$3	$22	$(3)	$1	$56	5,892
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	9,215	1,006	—	—	12 (1)	8,209	8,208,886
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,890	18,621	18,866	—	—	84	10,645	10,645,438
Total	$10,930	$27,836	$19,875	$22	$(3)	$97	$18,910	18,860,216

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

NORTHERN FUNDS QUARTERLY REPORT  116 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.6%
AAR Corp.*	16,516	$1,136
AeroVironment, Inc.*	13,061	3,722
AerSale Corp.*	14,082	85
Archer Aviation, Inc., Class A*	252,030	2,734
Astronics Corp.*	13,993	468
Byrna Technologies, Inc.*	8,371	258
Cadre Holdings, Inc.	13,180	420
Ducommun, Inc.*	6,376	527
Eve Holding, Inc.* †	22,296	153
Intuitive Machines, Inc.*	50,611	550
Kratos Defense & Security Solutions, Inc.*	76,219	3,540
Mercury Systems, Inc.*	24,065	1,296
Moog, Inc., Class A	13,008	2,354
National Presto Industries, Inc.	2,436	239
Park Aerospace Corp.	8,401	124
Redwire Corp.* †	15,532	253
Satellogic, Inc., Class A* †	31,974	116
Triumph Group, Inc.*	34,317	884
V2X, Inc.*	7,964	387
		19,246
Air Freight & Logistics – 0.1%
Forward Air Corp.* †	10,090	248
Hub Group, Inc., Class A	27,837	930
Radiant Logistics, Inc.*	14,167	86
		1,264
Automobile Components – 1.2%
Adient PLC*	38,994	759
American Axle & Manufacturing Holdings, Inc.*	53,944	220
Cooper-Standard Holdings, Inc.*	7,836	168
Dana, Inc.	61,241	1,050
Dorman Products, Inc.*	12,766	1,566
Fox Factory Holding Corp.*	19,501	506
Garrett Motion, Inc.	58,756	618
Gentherm, Inc.*	14,224	402
Goodyear Tire & Rubber (The) Co.*	120,089	1,245
Holley, Inc.*	28,461	57
LCI Industries	11,421	1,042
Luminar Technologies, Inc.* †	18,954	54
Modine Manufacturing Co.*	24,240	2,388
Motorcar Parts of America, Inc.*	8,465	95
Patrick Industries, Inc.	15,024	1,386
Phinia, Inc.	18,388	818
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Automobile Components – 1.2%continued
Solid Power, Inc.*	63,195	$138
Standard Motor Products, Inc.	9,804	301
Strattec Security Corp.*	1,794	112
Visteon Corp.*	12,721	1,187
XPEL, Inc.*	10,933	393
		14,505
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc.*	41,747	70
Livewire Group, Inc.* †	17,114	79
Winnebago Industries, Inc.	12,779	370
		519
Banks – 10.5%
1st Source Corp.	8,809	547
ACNB Corp.	4,761	204
Amalgamated Financial Corp.	10,836	338
Amerant Bancorp, Inc.	17,278	315
Ameris Bancorp	30,535	1,976
Ames National Corp.	3,852	69
Arrow Financial Corp.	7,615	201
Associated Banc-Corp.	76,914	1,876
Atlantic Union Bankshares Corp.	65,983	2,064
Axos Financial, Inc.*	24,185	1,839
Banc of California, Inc.	64,127	901
BancFirst Corp.	9,634	1,191
Bancorp (The), Inc.*	21,074	1,201
Bank First Corp.	4,271	502
Bank of Hawaii Corp.	18,224	1,231
Bank of Marin Bancorp	6,528	149
Bank of NT Butterfield & Son (The) Ltd.	20,027	887
Bank7 Corp.	1,955	82
BankFinancial Corp.	5,181	60
BankUnited, Inc.	34,895	1,242
Bankwell Financial Group, Inc.	3,267	118
Banner Corp.	15,745	1,010
Bar Harbor Bankshares	7,107	213
BayCom Corp.	4,938	137
BCB Bancorp, Inc.	7,435	63
Berkshire Hills Bancorp, Inc.	21,630	542
Blue Foundry Bancorp*	8,369	80
Blue Ridge Bankshares, Inc.*	29,873	107
Bridgewater Bancshares, Inc.*	9,787	156
Brookline Bancorp, Inc.	40,917	432
Burke & Herbert Financial Services Corp.	6,264	374
EQUITY FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Business First Bancshares, Inc.	13,232	$326
BV Financial, Inc.*	4,006	61
Byline Bancorp, Inc.	12,885	344
C&F Financial Corp.	1,412	87
Cadence Bank	81,158	2,595
California BanCorp*	10,862	171
Camden National Corp.	7,862	319
Capital Bancorp, Inc.	5,389	181
Capital City Bank Group, Inc.	6,416	252
Capitol Federal Financial, Inc.	57,429	350
Carter Bankshares, Inc.*	10,606	184
Cathay General Bancorp	31,183	1,420
CB Financial Services, Inc.	2,152	61
Central Pacific Financial Corp.	12,086	339
CF Bankshares, Inc.	1,779	43
Chain Bridge Bancorp, Inc., Class A*	1,128	29
Chemung Financial Corp.	1,937	94
ChoiceOne Financial Services, Inc.	6,660	191
Citizens & Northern Corp.	6,997	133
Citizens Community Bancorp, Inc.	4,466	62
Citizens Financial Services, Inc.†	2,006	118
City Holding Co.	6,594	807
Civista Bancshares, Inc.	6,947	161
CNB Financial Corp.	9,643	220
Coastal Financial Corp.*	5,956	577
Colony Bankcorp, Inc.	7,390	122
Columbia Financial, Inc.*	12,768	185
Community Financial System, Inc.	24,499	1,393
Community Trust Bancorp, Inc.	7,395	391
Community West Bancshares	7,971	155
ConnectOne Bancorp, Inc.	22,076	511
Customers Bancorp, Inc.*	13,672	803
CVB Financial Corp.	61,255	1,212
Dime Community Bancshares, Inc.	18,464	497
Eagle Bancorp Montana, Inc.	3,440	57
Eagle Bancorp, Inc.	13,544	264
Eagle Financial Services, Inc.	2,139	65
Eastern Bankshares, Inc.	91,040	1,390
ECB Bancorp, Inc.*	3,548	55
Enterprise Bancorp, Inc.	4,458	177
Enterprise Financial Services Corp.	16,942	933
Equity Bancshares, Inc., Class A	7,414	302
Esquire Financial Holdings, Inc.	3,288	311
ESSA Bancorp, Inc.	3,676	71
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Farmers & Merchants Bancorp, Inc.	5,992	$151
Farmers National Banc Corp.	17,045	235
FB Bancorp, Inc.*	8,348	94
FB Financial Corp.	16,329	740
Fidelity D&D Bancorp, Inc.	2,027	93
Financial Institutions, Inc.	9,196	236
Finward Bancorp	1,583	44
Finwise Bancorp*	4,204	63
First Bancorp	18,670	823
First BanCorp	74,733	1,557
First Bancorp (The), Inc.	5,028	128
First Bank	10,147	157
First Busey Corp.	39,663	908
First Business Financial Services, Inc.	3,550	180
First Capital, Inc.	1,505	62
First Commonwealth Financial Corp.	46,922	762
First Community Bankshares, Inc.	7,402	290
First Community Corp.	3,456	84
First Financial Bancorp	44,308	1,075
First Financial Bankshares, Inc.	62,201	2,238
First Financial Corp.†	5,305	287
First Financial Northwest, Inc.(1) *	3,248	4
First Foundation, Inc.	29,980	153
First Internet Bancorp	3,293	89
First Interstate BancSystem, Inc., Class A	40,802	1,176
First Merchants Corp.	26,996	1,034
First Mid Bancshares, Inc.	9,769	366
First National Corp.	3,641	71
First Savings Financial Group, Inc.	2,554	64
First United Corp.	2,786	86
First Western Financial, Inc.*	3,926	89
Firstsun Capital Bancorp*	5,831	203
Five Star Bancorp†	6,953	198
Flagstar Financial, Inc.	140,483	1,489
Flushing Financial Corp.	15,252	181
Franklin Financial Services Corp.	1,940	67
FS Bancorp, Inc.	2,893	114
Fulton Financial Corp.	84,523	1,525
FVCBankcorp, Inc.*	6,683	79
GBank Financial Holdings, Inc.*	4,152	147
German American Bancorp, Inc.	16,808	647
Glacier Bancorp, Inc.	52,849	2,277
Great Southern Bancorp, Inc.	3,996	235
Greene County Bancorp, Inc.†	3,225	72
NORTHERN FUNDS QUARTERLY REPORT  118 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Guaranty Bancshares, Inc.	4,137	$176
Hancock Whitney Corp.	39,730	2,280
Hanmi Financial Corp.	13,881	343
Hanover Bancorp, Inc.	2,190	50
HarborOne Bancorp, Inc.	17,769	208
Hawthorn Bancshares, Inc.	2,686	78
HBT Financial, Inc.	5,997	151
Heritage Commerce Corp.	27,975	278
Heritage Financial Corp.	15,861	378
Hilltop Holdings, Inc.	21,162	642
Hingham Institution For Savings (The)†	701	174
Home Bancorp, Inc.	3,179	165
Home BancShares, Inc.	86,901	2,473
HomeStreet, Inc.*	8,738	114
HomeTrust Bancshares, Inc.	7,401	277
Hope Bancorp, Inc.	53,378	573
Horizon Bancorp, Inc.	20,368	313
Independent Bank Corp.	19,794	1,245
Independent Bank Corp.	9,369	304
International Bancshares Corp.	25,209	1,678
Investar Holding Corp.	4,359	84
John Marshall Bancorp, Inc.	5,461	101
Kearny Financial Corp.	26,779	173
Lakeland Financial Corp.	11,894	731
Landmark Bancorp, Inc.	2,083	55
LCNB Corp.	6,359	92
LINKBANCORP, Inc.†	10,202	75
Live Oak Bancshares, Inc.	16,406	489
MainStreet Bancshares, Inc.	3,265	62
Mercantile Bank Corp.	7,354	341
Meridian Corp.	4,236	55
Metrocity Bankshares, Inc.	9,109	260
Metropolitan Bank Holding Corp.*	4,542	318
Mid Penn Bancorp, Inc.	8,974	253
Middlefield Banc Corp.†	3,453	104
Midland States Bancorp, Inc.	9,642	167
MidWestOne Financial Group, Inc.	9,496	273
MVB Financial Corp.	4,992	112
National Bank Holdings Corp., Class A	17,575	661
National Bankshares, Inc.	2,861	78
NB Bancorp, Inc.*	16,606	297
NBT Bancorp, Inc.	23,685	984
Nicolet Bankshares, Inc.	6,258	773
Northeast Bank	3,412	304
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Northeast Community Bancorp, Inc.	5,525	$128
Northfield Bancorp, Inc.	16,962	195
Northpointe Bancshares, Inc.	5,013	69
Northrim BanCorp, Inc.†	2,475	231
Northwest Bancshares, Inc.	59,098	755
Norwood Financial Corp.	4,026	104
Oak Valley Bancorp	3,028	82
OceanFirst Financial Corp.	26,584	468
OFG Bancorp	20,946	896
Ohio Valley Banc Corp.	1,755	57
Old National Bancorp	147,976	3,158
Old Point Financial Corp.	1,843	72
Old Second Bancorp, Inc.	19,813	351
OP Bancorp	5,505	71
Orange County Bancorp, Inc.	4,130	107
Origin Bancorp, Inc.	13,754	492
Orrstown Financial Services, Inc.	8,660	276
Pacific Premier Bancorp, Inc.	44,587	940
Park National Corp.	6,856	1,147
Parke Bancorp, Inc.	4,517	92
Pathward Financial, Inc.	10,778	853
Patriot National Bancorp, Inc.*	20,504	31
PCB Bancorp	4,975	104
Peapack-Gladstone Financial Corp.	7,401	209
Penns Woods Bancorp, Inc.	3,414	104
Peoples Bancorp of North Carolina, Inc.	1,816	52
Peoples Bancorp, Inc.	16,263	497
Peoples Financial Services Corp.	4,333	214
Pioneer Bancorp, Inc.*	5,388	65
Plumas Bancorp†	2,380	106
Ponce Financial Group, Inc.*	9,140	126
Preferred Bank	5,772	500
Primis Financial Corp.	9,730	106
Princeton Bancorp, Inc.	2,669	81
Provident Bancorp, Inc.*	7,289	91
Provident Financial Services, Inc.	59,742	1,047
QCR Holdings, Inc.	7,647	519
RBB Bancorp	8,116	140
Red River Bancshares, Inc.	2,122	125
Renasant Corp.	43,567	1,565
Republic Bancorp, Inc., Class A	3,885	284
Rhinebeck Bancorp, Inc.*	2,007	24
Richmond Mutual BanCorp, Inc.	4,206	58
EQUITY FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Riverview Bancorp, Inc.	9,451	$52
S&T Bancorp, Inc.	17,699	669
SB Financial Group, Inc.	2,751	53
Seacoast Banking Corp. of Florida	39,428	1,089
ServisFirst Bancshares, Inc.	23,856	1,849
Shore Bancshares, Inc.	14,450	227
Sierra Bancorp	5,722	170
Simmons First National Corp., Class A	58,190	1,103
SmartFinancial, Inc.	6,877	232
Sound Financial Bancorp, Inc.	987	45
South Plains Financial, Inc.	5,923	213
Southern First Bancshares, Inc.*	3,568	136
Southern Missouri Bancorp, Inc.	4,486	246
Southern States Bancshares, Inc.	3,880	141
Southside Bancshares, Inc.	13,491	397
SR Bancorp, Inc.	3,571	48
Stellar Bancorp, Inc.	21,494	601
Sterling Bancorp, Inc.(1) *	9,809	—
Stock Yards Bancorp, Inc.	12,143	959
Texas Capital Bancshares, Inc.*	21,031	1,670
Third Coast Bancshares, Inc.*	5,954	194
Timberland Bancorp, Inc.	3,452	108
Tompkins Financial Corp.	6,251	392
Towne Bank	32,670	1,117
TriCo Bancshares	13,977	566
Triumph Financial, Inc.*	10,390	573
TrustCo Bank Corp. NY	8,683	290
Trustmark Corp.	26,463	965
UMB Financial Corp.	33,573	3,531
Union Bankshares, Inc.	1,692	45
United Bankshares, Inc.	65,415	2,383
United Community Banks, Inc.	55,784	1,662
United Security Bancshares	6,499	56
Unity Bancorp, Inc.	3,407	160
Univest Financial Corp.	13,149	395
USCB Financial Holdings, Inc.	4,509	75
Valley National Bancorp	224,290	2,003
Veritex Holdings, Inc.	24,567	641
Virginia National Bankshares Corp.	2,242	83
WaFd, Inc.	37,222	1,090
Washington Trust Bancorp, Inc.	9,017	255
WesBanco, Inc.	43,814	1,386
West BanCorp, Inc.	6,831	134
Westamerica BanCorp	11,724	568
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Banks – 10.5%continued
Western New England Bancorp, Inc.	8,569	$79
WSFS Financial Corp.	26,810	1,475
		124,159
Beverages – 0.1%
MGP Ingredients, Inc.	6,564	197
National Beverage Corp.*	11,136	482
Vita Coco (The) Co., Inc.*	18,601	671
Zevia PBC, Class A*	14,688	47
		1,397
Biotechnology – 7.2%
4D Molecular Therapeutics, Inc.*	18,457	68
89bio, Inc.*	57,704	567
Abeona Therapeutics, Inc.*	20,210	115
Absci Corp.* †	50,636	130
ACADIA Pharmaceuticals, Inc.*	57,523	1,241
Actuate Therapeutics, Inc.*	2,753	17
ADC Therapeutics S.A.*	31,009	83
ADMA Biologics, Inc.*	107,140	1,951
Agios Pharmaceuticals, Inc.*	26,115	869
Akebia Therapeutics, Inc.*	115,579	421
Akero Therapeutics, Inc.*	32,431	1,731
Aldeyra Therapeutics, Inc.*	25,159	96
Alector, Inc.*	39,220	55
Alkermes PLC*	74,984	2,145
Allogene Therapeutics, Inc.*	70,510	80
Altimmune, Inc.* †	35,821	139
Amicus Therapeutics, Inc.*	127,475	730
AnaptysBio, Inc.* †	8,714	193
Anavex Life Sciences Corp.* †	38,628	356
Anika Therapeutics, Inc.*	5,473	58
Annexon, Inc.*	41,379	99
Apogee Therapeutics, Inc.*	14,590	634
Arbutus Biopharma Corp.*	70,062	216
Arcellx, Inc.*	17,029	1,121
Arcturus Therapeutics Holdings, Inc.*	11,742	153
Arcus Biosciences, Inc.*	31,969	260
Arcutis Biotherapeutics, Inc.*	49,660	696
Ardelyx, Inc.*	109,169	428
ArriVent Biopharma, Inc.* †	10,916	238
Arrowhead Pharmaceuticals, Inc.*	55,816	882
ARS Pharmaceuticals, Inc.* †	25,333	442
Astria Therapeutics, Inc.*	19,880	107
aTyr Pharma, Inc.*	40,173	204
NORTHERN FUNDS QUARTERLY REPORT  120 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Biotechnology – 7.2%continued
Aura Biosciences, Inc.* †	16,195	$101
Aurinia Pharmaceuticals, Inc.*	53,555	454
Avidity Biosciences, Inc.*	52,901	1,502
Avita Medical, Inc.* †	11,161	59
Beam Therapeutics, Inc.*	44,226	752
Benitec Biopharma, Inc.*	6,685	78
Bicara Therapeutics, Inc.* †	15,857	147
BioCryst Pharmaceuticals, Inc.*	96,811	867
Biohaven Ltd.*	41,860	591
Blueprint Medicines Corp.*	29,585	3,792
Bridgebio Pharma, Inc.*	72,265	3,120
Bright Minds Biosciences, Inc.*	2,134	56
Candel Therapeutics, Inc.* †	18,277	92
Capricor Therapeutics, Inc.* †	17,793	177
Cardiff Oncology, Inc.* †	28,463	90
CareDx, Inc.*	25,200	492
Cargo Therapeutics, Inc.*	16,524	68
Cartesian Therapeutics, Inc.* †	4,015	42
Catalyst Pharmaceuticals, Inc.*	53,508	1,161
Celcuity, Inc.*	12,672	169
Celldex Therapeutics, Inc.*	30,315	617
CG oncology, Inc.*	25,848	672
Cidara Therapeutics, Inc.*	7,770	378
Cogent Biosciences, Inc.*	49,127	353
Coherus Oncology, Inc.* †	51,987	38
Compass Therapeutics, Inc.* †	39,510	103
Corvus Pharmaceuticals, Inc.*	24,204	97
Crinetics Pharmaceuticals, Inc.*	41,642	1,198
CRISPR Therapeutics A.G.* †	38,265	1,861
Cullinan Therapeutics, Inc.*	23,179	175
Cytokinetics, Inc.*	54,001	1,784
Day One Biopharmaceuticals, Inc.*	33,454	217
Denali Therapeutics, Inc.*	61,257	857
Design Therapeutics, Inc.*	13,207	45
DiaMedica Therapeutics, Inc.*	12,241	48
Dianthus Therapeutics, Inc.* †	8,623	161
Disc Medicine, Inc.*	11,386	603
Dynavax Technologies Corp.*	47,940	476
Dyne Therapeutics, Inc.*	43,424	413
Editas Medicine, Inc.* †	39,253	86
Eledon Pharmaceuticals, Inc.*	27,218	74
Emergent BioSolutions, Inc.*	25,044	160
Enanta Pharmaceuticals, Inc.*	9,758	74
Entrada Therapeutics, Inc.*	13,164	88
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Biotechnology – 7.2%continued
Erasca, Inc.*	77,117	$98
Fate Therapeutics, Inc.*	51,055	57
Fennec Pharmaceuticals, Inc.* †	11,085	92
Foghorn Therapeutics, Inc.*	15,240	72
Geron Corp.*	280,954	396
Gossamer Bio, Inc.*	87,839	108
GRAIL, Inc.* †	14,094	725
Greenwich Lifesciences, Inc.* †	2,228	20
Gyre Therapeutics, Inc.* †	6,331	47
Heron Therapeutics, Inc.* †	70,963	147
Humacyte, Inc.* †	58,147	122
Ideaya Biosciences, Inc.*	38,409	807
ImmunityBio, Inc.*	106,527	281
Immunome, Inc.*	34,108	317
Immunovant, Inc.* †	31,663	507
Inhibikase Therapeutics, Inc.*	28,203	55
Inhibrx Biosciences, Inc.*	4,648	66
Inmune Bio, Inc.* †	7,770	18
Intellia Therapeutics, Inc.* †	47,729	448
Iovance Biotherapeutics, Inc.* †	115,028	198
Ironwood Pharmaceuticals, Inc.*	74,749	54
iTeos Therapeutics, Inc.*	13,840	138
Jade Biosciences, Inc.	15,026	150
Janux Therapeutics, Inc.*	18,218	421
KalVista Pharmaceuticals, Inc.*	17,256	195
Keros Therapeutics, Inc.*	15,634	209
Kodiak Sciences, Inc.*	15,156	57
Korro Bio, Inc.* †	2,834	35
Krystal Biotech, Inc.*	11,463	1,576
Kura Oncology, Inc.*	36,720	212
Kymera Therapeutics, Inc.*	21,635	944
Larimar Therapeutics, Inc.* †	16,921	49
Lexeo Therapeutics, Inc.* †	11,184	45
Madrigal Pharmaceuticals, Inc.*	7,827	2,369
MannKind Corp.*	140,174	524
MeiraGTx Holdings PLC*	18,179	119
Metsera, Inc.* †	8,208	234
MiMedx Group, Inc.*	54,974	336
Mineralys Therapeutics, Inc.*	18,094	245
Mirum Pharmaceuticals, Inc.*	20,102	1,023
Monopar Therapeutics, Inc.*	1,878	67
Monte Rosa Therapeutics, Inc.* †	21,647	98
Myriad Genetics, Inc.*	42,003	223
Neurogene, Inc.*	4,164	62
EQUITY FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Biotechnology – 7.2%continued
Nkarta, Inc.*	25,810	$43
Novavax, Inc.* †	68,132	429
Nurix Therapeutics, Inc.*	34,881	397
Nuvalent, Inc., Class A*	19,859	1,515
Nuvectis Pharma, Inc.*	5,962	45
Olema Pharmaceuticals, Inc.*	27,668	118
Organogenesis Holdings, Inc.*	32,491	119
ORIC Pharmaceuticals, Inc.*	21,472	218
Oruka Therapeutics, Inc.	12,611	141
Palvela Therapeutics, Inc.* †	3,178	72
Perspective Therapeutics, Inc.*	27,705	95
Praxis Precision Medicines, Inc.*	8,239	346
Precigen, Inc.* †	69,855	99
Prime Medicine, Inc.* †	27,288	67
Protagonist Therapeutics, Inc.*	26,968	1,491
Protalix BioTherapeutics, Inc.*	32,575	48
Protara Therapeutics, Inc.*	15,042	46
Prothena Corp. PLC*	16,721	101
PTC Therapeutics, Inc.*	35,933	1,755
Puma Biotechnology, Inc.*	17,465	60
Recursion Pharmaceuticals, Inc., Class A* †	157,043	795
REGENXBIO, Inc.*	21,938	180
Relay Therapeutics, Inc.*	61,378	212
Replimune Group, Inc.*	30,453	283
Rezolute, Inc.*	31,013	138
Rhythm Pharmaceuticals, Inc.*	25,163	1,590
Rigel Pharmaceuticals, Inc.*	8,172	153
Rocket Pharmaceuticals, Inc.*	38,994	96
Sage Therapeutics, Inc.*	26,307	240
Sana Biotechnology, Inc.* †	62,783	171
Savara, Inc.* †	58,765	134
Scholar Rock Holding Corp.*	37,519	1,329
SELLAS Life Sciences Group, Inc.* †	44,146	97
Sionna Therapeutics, Inc.* †	5,730	99
Soleno Therapeutics, Inc.*	18,569	1,556
Solid Biosciences, Inc.*	30,627	149
SpringWorks Therapeutics, Inc.*	33,629	1,580
Spyre Therapeutics, Inc.*	23,086	346
Stoke Therapeutics, Inc.*	18,974	215
Syndax Pharmaceuticals, Inc.*	39,445	369
Tango Therapeutics, Inc.* †	35,557	182
Taysha Gene Therapies, Inc.* †	78,255	181
Tectonic Therapeutic, Inc.*	5,098	101
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Biotechnology – 7.2%continued
Tevogen Bio Holdings, Inc.*	14,327	$18
TG Therapeutics, Inc.*	67,132	2,416
Tonix Pharmaceuticals Holding Corp.*	3,514	126
Tourmaline Bio, Inc.* †	9,208	147
Travere Therapeutics, Inc.*	40,747	603
TriSalus Life Sciences, Inc.*	7,415	40
TuHURA Biosciences, Inc.*	12,127	27
Twist Bioscience Corp.*	27,343	1,006
Tyra Biosciences, Inc.* †	11,184	107
Upstream Bio, Inc.* †	16,144	177
UroGen Pharma Ltd.*	16,585	227
Vanda Pharmaceuticals, Inc.*	24,803	117
Vaxcyte, Inc.*	58,142	1,890
Vera Therapeutics, Inc.*	23,806	561
Veracyte, Inc.*	36,242	980
Verastem, Inc.* †	21,029	87
Vericel Corp.*	23,299	991
Verve Therapeutics, Inc.*	31,604	355
Vir Biotechnology, Inc.*	41,594	210
Viridian Therapeutics, Inc.*	31,641	442
Voyager Therapeutics, Inc.*	21,855	68
Xencor, Inc.*	32,618	256
Xenon Pharmaceuticals, Inc.*	35,129	1,100
XOMA Royalty Corp.*	4,383	110
Y-mAbs Therapeutics, Inc.* †	17,735	80
Zenas Biopharma, Inc.* †	7,548	73
Zymeworks, Inc.*	22,115	278
		84,772
Broadline Retail – 0.1%
Groupon, Inc.* †	11,561	387
Kohl's Corp.	50,663	430
Savers Value Village, Inc.* †	10,932	111
		928
Building Products – 1.4%
American Woodmark Corp.*	6,892	368
Apogee Enterprises, Inc.	9,822	399
AZZ, Inc.	13,731	1,297
CSW Industrials, Inc.	7,510	2,154
Gibraltar Industries, Inc.*	13,681	807
Griffon Corp.	18,142	1,313
Insteel Industries, Inc.	8,556	318
Janus International Group, Inc.*	62,824	512
JELD-WEN Holding, Inc.*	39,453	155
NORTHERN FUNDS QUARTERLY REPORT  122 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Building Products – 1.4%continued
Masterbrand, Inc.*	58,862	$643
Quanex Building Products Corp.	22,028	416
Resideo Technologies, Inc.*	68,684	1,515
Tecnoglass, Inc.	11,254	871
UFP Industries, Inc.	27,940	2,776
Zurn Elkay Water Solutions Corp.	69,523	2,543
		16,087
Capital Markets – 1.8%
Acadian Asset Management, Inc.	12,852	453
AlTi Global, Inc.* †	19,786	82
Artisan Partners Asset Management, Inc., Class A	29,016	1,286
Bakkt Holdings, Inc.* †	2,428	34
BGC Group, Inc., Class A	165,648	1,695
Cohen & Steers, Inc.	12,849	968
Diamond Hill Investment Group, Inc.	1,286	187
DigitalBridge Group, Inc.	79,287	821
Donnelley Financial Solutions, Inc.*	12,190	752
Forge Global Holdings, Inc.* †	4,757	91
GCM Grosvenor, Inc., Class A	19,879	230
Marex Group PLC	14,705	580
MarketWise, Inc.	700	14
Moelis & Co., Class A	34,389	2,143
Open Lending Corp.*	44,988	87
P10, Inc., Class A	25,166	257
Patria Investments Ltd., Class A	27,903	392
Perella Weinberg Partners	28,205	548
Piper Sandler Cos.	8,083	2,247
PJT Partners, Inc., Class A	10,590	1,747
Siebert Financial Corp.*	6,523	29
Silvercrest Asset Management Group, Inc., Class A	3,244	51
StepStone Group, Inc., Class A	28,870	1,602
StoneX Group, Inc.*	20,874	1,903
Value Line, Inc.	184	7
Victory Capital Holdings, Inc., Class A	20,463	1,303
Virtus Investment Partners, Inc.	3,066	556
Westwood Holdings Group, Inc.	3,469	54
WisdomTree, Inc.	56,294	648
		20,767
Chemicals – 1.7%
AdvanSix, Inc.	12,195	290
American Vanguard Corp.	10,688	42
Arq, Inc.*	14,406	77
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Chemicals – 1.7%continued
ASP Isotopes, Inc.* †	26,284	$194
Aspen Aerogels, Inc.*	30,778	182
Avient Corp.	42,583	1,376
Balchem Corp.	15,178	2,416
Cabot Corp.	25,108	1,883
Chemours (The) Co.	69,786	799
Core Molding Technologies, Inc.*	3,837	64
Ecovyst, Inc.*	49,064	404
Flotek Industries, Inc.*	6,593	97
Ginkgo Bioworks Holdings, Inc.* †	18,028	203
H.B. Fuller Co.	25,342	1,524
Hawkins, Inc.	9,023	1,282
Ingevity Corp.*	16,873	727
Innospec, Inc.	11,664	981
Intrepid Potash, Inc.*	4,990	178
Koppers Holdings, Inc.	8,812	283
Kronos Worldwide, Inc.	8,946	56
LSB Industries, Inc.*	25,019	195
Mativ Holdings, Inc.	25,174	172
Minerals Technologies, Inc.	14,802	815
Orion S.A.	25,367	266
Perimeter Solutions, Inc.*	64,353	896
PureCycle Technologies, Inc.* †	60,052	823
Quaker Chemical Corp.	6,491	727
Rayonier Advanced Materials, Inc.*	29,903	115
Sensient Technologies Corp.	19,543	1,925
Solesence, Inc.*	8,736	38
Stepan Co.	10,041	548
Trinseo PLC	15,849	49
Tronox Holdings PLC	55,571	282
Valhi, Inc.	926	15
		19,924
Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	28,677	1,354
ACCO Brands Corp.	42,169	151
Acme United Corp.	1,548	64
ACV Auctions, Inc., Class A*	77,810	1,262
BrightView Holdings, Inc.*	27,857	464
Brink's (The) Co.	20,035	1,789
Casella Waste Systems, Inc., Class A*	29,068	3,354
CECO Environmental Corp.*	13,423	380
Cimpress PLC*	6,783	319
CompX International, Inc.	741	20
CoreCivic, Inc.*	49,880	1,051
EQUITY FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Commercial Services & Supplies – 1.9%continued
Deluxe Corp.	20,373	$324
Driven Brands Holdings, Inc.*	27,227	478
Ennis, Inc.	11,815	214
Enviri Corp.*	35,043	304
GEO Group (The), Inc.*	63,225	1,514
Healthcare Services Group, Inc.*	33,902	510
HNI Corp.	21,303	1,048
Interface, Inc.	26,823	561
Liquidity Services, Inc.*	10,809	255
MillerKnoll, Inc.	31,530	612
Mobile Infrastructure Corp.*	6,600	30
Montrose Environmental Group, Inc.*	15,027	329
NL Industries, Inc.	3,743	24
OPENLANE, Inc.*	49,196	1,203
Perma-Fix Environmental Services, Inc.* †	8,267	87
Pitney Bowes, Inc.	84,965	927
Quad/Graphics, Inc.	12,814	72
Steelcase, Inc., Class A	38,092	397
UniFirst Corp.	6,977	1,313
Vestis Corp.	53,438	306
Virco Mfg. Corp.	4,228	34
VSE Corp.	9,388	1,230
		21,980
Communications Equipment – 0.8%
ADTRAN Holdings, Inc.*	33,505	300
Applied Optoelectronics, Inc.* †	24,847	638
Aviat Networks, Inc.*	5,442	131
BK Technologies Corp.*	1,256	59
Calix, Inc.*	27,271	1,451
Clearfield, Inc.*	5,452	237
CommScope Holding Co., Inc.*	98,995	820
Digi International, Inc.*	16,897	589
Extreme Networks, Inc.*	61,035	1,096
Harmonic, Inc.*	52,129	494
Inseego Corp.*	5,820	48
NETGEAR, Inc.*	12,731	370
NetScout Systems, Inc.*	32,375	803
Ribbon Communications, Inc.*	43,332	174
Viasat, Inc.*	52,942	773
Viavi Solutions, Inc.*	102,426	1,031
		9,014
Construction & Engineering – 2.2%
Ameresco, Inc., Class A*	14,884	226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Construction & Engineering – 2.2%continued
Arcosa, Inc.	22,463	$1,948
Argan, Inc.	6,129	1,351
Bowman Consulting Group Ltd.*	6,518	187
Centuri Holdings, Inc.* †	7,742	174
Concrete Pumping Holdings, Inc.	10,410	64
Construction Partners, Inc., Class A*	21,693	2,306
Dycom Industries, Inc.*	12,960	3,167
Fluor Corp.*	77,427	3,970
Granite Construction, Inc.	20,228	1,892
Great Lakes Dredge & Dock Corp.*	30,791	375
IES Holdings, Inc.*	4,177	1,237
Limbach Holdings, Inc.*	4,898	686
Matrix Service Co.*	12,285	166
MYR Group, Inc.*	7,171	1,301
NWPX Infrastructure, Inc.*	4,511	185
Orion Group Holdings, Inc.*	17,476	158
Primoris Services Corp.	25,015	1,950
Southland Holdings, Inc.*	3,716	16
Sterling Infrastructure, Inc.*	13,794	3,183
Tutor Perini Corp.*	20,584	963
		25,505
Construction Materials – 0.2%
Knife River Corp.*	26,433	2,158
Smith-Midland Corp.* †	1,491	50
Titan America S.A.*	11,336	142
United States Lime & Minerals, Inc.	5,004	499
		2,849
Consumer Finance – 1.1%
Atlanticus Holdings Corp.*	2,485	136
Bread Financial Holdings, Inc.	21,708	1,240
Consumer Portfolio Services, Inc.*	4,594	45
Dave, Inc.*	4,287	1,151
Encore Capital Group, Inc.*	10,545	408
Enova International, Inc.*	11,381	1,269
FirstCash Holdings, Inc.	18,311	2,474
Green Dot Corp., Class A*	25,043	270
LendingClub Corp.*	52,412	630
LendingTree, Inc.*	5,174	192
Medallion Financial Corp.	7,420	71
Navient Corp.	32,107	453
Nelnet, Inc., Class A	6,430	779
NerdWallet, Inc., Class A*	19,210	211
Oportun Financial Corp.*	15,475	111
NORTHERN FUNDS QUARTERLY REPORT  124 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Consumer Finance – 1.1%continued
OppFi, Inc.†	11,218	$157
PRA Group, Inc.*	18,292	270
PROG Holdings, Inc.	18,633	547
Regional Management Corp.	4,305	126
Upstart Holdings, Inc.* †	38,927	2,518
Vroom, Inc.*	512	14
World Acceptance Corp.*	1,538	254
		13,326
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	15,188	558
Chefs' Warehouse (The), Inc.*	16,869	1,076
Grocery Outlet Holding Corp.*	43,845	545
Guardian Pharmacy Services, Inc., Class A* †	5,920	126
HF Foods Group, Inc.*	16,962	54
Ingles Markets, Inc., Class A	6,798	431
Natural Grocers by Vitamin Cottage, Inc.	5,908	232
PriceSmart, Inc.	11,875	1,247
SpartanNash Co.	15,496	411
United Natural Foods, Inc.*	27,723	646
Village Super Market, Inc., Class A	4,258	164
Weis Markets, Inc.†	7,644	554
		6,044
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	65,890	282
Greif, Inc., Class A	11,791	766
Greif, Inc., Class B	2,043	141
Myers Industries, Inc.	17,245	250
O-I Glass, Inc.*	71,047	1,047
Ranpak Holdings Corp.*	22,192	79
TriMas Corp.	15,607	447
		3,012
Distributors – 0.0%
A-Mark Precious Metals, Inc.	8,812	195
GigaCloud Technology, Inc., Class A* †	12,320	244
Weyco Group, Inc.	3,074	102
		541
Diversified Consumer Services – 1.3%
Adtalem Global Education, Inc.*	17,015	2,165
American Public Education, Inc.*	8,039	245
Carriage Services, Inc.	6,550	300
Coursera, Inc.*	64,150	562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Diversified Consumer Services – 1.3%continued
European Wax Center, Inc., Class A*	12,838	$72
Frontdoor, Inc.*	34,523	2,035
Graham Holdings Co., Class B	1,483	1,403
KinderCare Learning Cos., Inc.*	14,642	148
Laureate Education, Inc.*	59,557	1,392
Lincoln Educational Services Corp.*	13,672	315
Matthews International Corp., Class A	13,884	332
Mister Car Wash, Inc.*	46,027	277
Nerdy, Inc.* †	22,333	36
OneSpaWorld Holdings Ltd.	44,203	901
Perdoceo Education Corp.	28,660	937
Strategic Education, Inc.	11,146	949
Stride, Inc.*	19,750	2,868
Udemy, Inc.*	45,169	318
Universal Technical Institute, Inc.*	20,691	701
Zspace, Inc.(2) *	135	—
		15,956
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	33,839	603
Alpine Income Property Trust, Inc.	6,030	89
American Assets Trust, Inc.	24,121	476
Armada Hoffler Properties, Inc.	37,371	257
Broadstone Net Lease, Inc.	87,696	1,407
CTO Realty Growth, Inc.	14,117	244
Essential Properties Realty Trust, Inc.	91,736	2,927
Gladstone Commercial Corp.	21,257	305
Global Net Lease, Inc.	90,846	686
Modiv Industrial, Inc.	4,375	61
NexPoint Diversified Real Estate Trust†	13,981	58
One Liberty Properties, Inc.	8,534	204
		7,317
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	6,007	154
ATN International, Inc.	4,314	70
Bandwidth, Inc., Class A*	12,517	199
Cogent Communications Holdings, Inc.	20,850	1,005
Globalstar, Inc.*	23,205	547
IDT Corp., Class B	7,527	514
Liberty Latin America Ltd., Class A*	13,322	81
Liberty Latin America Ltd., Class C*	58,513	364
Lumen Technologies, Inc.*	442,840	1,940
Shenandoah Telecommunications Co.	23,514	321
		5,195
EQUITY FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Electric Utilities – 1.1%
ALLETE, Inc.	27,078	$1,735
Genie Energy Ltd., Class B	9,824	264
Hawaiian Electric Industries, Inc.*	80,656	857
MGE Energy, Inc.	17,071	1,510
Oklo, Inc.* †	47,469	2,658
Otter Tail Corp.	17,732	1,367
Portland General Electric Co.	50,976	2,071
TXNM Energy, Inc.	42,804	2,411
		12,873
Electrical Equipment – 1.6%
Allient, Inc.	6,635	241
American Superconductor Corp.*	17,659	648
Amprius Technologies, Inc.* †	43,155	182
Array Technologies, Inc.*	70,254	414
Atkore, Inc.	15,925	1,124
Bloom Energy Corp., Class A* †	94,690	2,265
Complete Solaria, Inc.*	28,021	52
EnerSys	18,168	1,558
Enovix Corp.* †	76,218	788
Eos Energy Enterprises, Inc.* †	102,854	527
Fluence Energy, Inc.* †	35,192	236
Hyliion Holdings Corp.* †	59,233	78
KULR Technology Group, Inc.* †	15,267	109
LSI Industries, Inc.	11,881	202
NANO Nuclear Energy, Inc.*	12,363	426
Net Power, Inc.* †	16,006	40
NEXTracker, Inc., Class A*	65,592	3,566
NuScale Power Corp.* †	58,599	2,318
Plug Power, Inc.* †	422,985	630
Powell Industries, Inc.	4,416	929
Power Solutions International, Inc.*	3,029	196
Preformed Line Products Co.	1,129	180
Shoals Technologies Group, Inc., Class A*	77,828	331
SKYX Platforms Corp.*	28,632	30
Sunrun, Inc.*	95,806	784
T1 Energy, Inc.* †	52,341	64
Thermon Group Holdings, Inc.*	15,440	434
Vicor Corp.*	10,805	490
		18,842
Electronic Equipment, Instruments & Components – 3.5%
908 Devices, Inc.* †	12,706	91
Advanced Energy Industries, Inc.	17,430	2,309
Aeva Technologies, Inc.* †	14,163	535
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Electronic Equipment, Instruments & Components – 3.5%continued
Arlo Technologies, Inc.*	45,992	$780
Badger Meter, Inc.	13,716	3,360
Bel Fuse, Inc., Class A	661	59
Bel Fuse, Inc., Class B	4,877	476
Belden, Inc.	18,339	2,124
Benchmark Electronics, Inc.	16,526	642
Climb Global Solutions, Inc.	1,791	191
CTS Corp.	13,661	582
Daktronics, Inc.*	19,068	288
ePlus, Inc.*	12,213	881
Evolv Technologies Holdings, Inc.*	54,643	341
Fabrinet*	16,706	4,923
FARO Technologies, Inc.*	8,777	385
Frequency Electronics, Inc.	3,031	69
Insight Enterprises, Inc.*	12,840	1,773
Itron, Inc.*	21,001	2,764
Kimball Electronics, Inc.*	11,358	218
Knowles Corp.*	40,099	707
Methode Electronics, Inc.(3)	14,891	142
MicroVision, Inc.* †	113,782	130
Mirion Technologies, Inc.*	97,079	2,090
M-Tron Industries, Inc.*	1,138	48
Napco Security Technologies, Inc.	16,336	485
Neonode, Inc.* †	4,850	124
nLight, Inc.*	22,235	438
Novanta, Inc.*	16,714	2,155
OSI Systems, Inc.*	7,411	1,666
Ouster, Inc.*	23,504	570
PAR Technology Corp.*	18,535	1,286
PC Connection, Inc.	5,020	330
Plexus Corp.*	12,420	1,681
Powerfleet, Inc. NJ*	57,555	248
Red Cat Holdings, Inc.* †	34,616	252
Richardson Electronics Ltd.	5,748	55
Rogers Corp.*	8,627	591
Sanmina Corp.*	24,243	2,372
ScanSource, Inc.*	9,905	414
TTM Technologies, Inc.*	46,536	1,900
Vishay Intertechnology, Inc.	55,561	882
Vishay Precision Group, Inc.*	5,285	148
Vuzix Corp.*	29,756	87
		41,592
Energy Equipment & Services – 1.7%
Archrock, Inc.	76,476	1,899
NORTHERN FUNDS QUARTERLY REPORT  126 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Energy Equipment & Services – 1.7%continued
Aris Water Solutions, Inc., Class A	14,282	$338
Atlas Energy Solutions, Inc.†	35,947	481
Borr Drilling Ltd.* †	103,536	189
Bristow Group, Inc.*	13,162	434
Cactus, Inc., Class A	31,777	1,389
ChampionX Corp.	88,809	2,206
Core Laboratories, Inc.	21,568	248
DMC Global, Inc.*	9,433	76
Energy Services of America Corp.	5,493	55
Expro Group Holdings N.V.*	47,942	412
Flowco Holdings, Inc., Class A†	8,659	154
Forum Energy Technologies, Inc.*	5,125	100
Helix Energy Solutions Group, Inc.*	66,751	417
Helmerich & Payne, Inc.	44,625	676
Innovex International, Inc.*	17,985	281
Kodiak Gas Services, Inc.	24,964	855
Liberty Energy, Inc.	73,167	840
Mammoth Energy Services, Inc.*	9,344	26
Nabors Industries Ltd.* †	6,569	184
National Energy Services Reunited Corp.*	28,321	170
Natural Gas Services Group, Inc.*	4,634	120
Noble Corp. PLC	58,161	1,544
Oceaneering International, Inc.*	43,133	894
Oil States International, Inc.*	27,582	148
Patterson-UTI Energy, Inc.	162,237	962
ProFrac Holding Corp., Class A* †	6,422	50
ProPetro Holding Corp.*	35,982	215
Ranger Energy Services, Inc., Class A	8,009	96
RPC, Inc.	41,774	198
SEACOR Marine Holdings, Inc.*	8,253	42
Seadrill Ltd.*	28,800	756
Select Water Solutions, Inc.	43,287	374
Solaris Energy Infrastructure, Inc.	16,859	477
TETRA Technologies, Inc.*	58,986	198
Tidewater, Inc.*	23,412	1,080
Transocean Ltd.*	345,131	894
Valaris Ltd.*	29,497	1,242
		20,720
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A* †	201,497	625
Atlanta Braves Holdings, Inc., Class A* †	3,263	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Entertainment – 0.5%continued
Atlanta Braves Holdings, Inc., Class C*	21,490	$1,005
Cinemark Holdings, Inc.	49,217	1,485
CuriosityStream, Inc.	14,920	84
Eventbrite, Inc., Class A*	33,193	87
Gaia, Inc.*	8,074	35
Golden Matrix Group, Inc.* †	2,490	4
IMAX Corp.*	19,987	559
Lionsgate Studios Corp.*	88,827	516
Madison Square Garden Entertainment Corp.*	18,375	734
Marcus (The) Corp.	11,037	186
Playstudios, Inc.*	40,410	53
Playtika Holding Corp.	26,337	125
Reservoir Media, Inc.*	9,750	75
Sphere Entertainment Co.*	12,870	538
Starz Entertainment Corp.*	5,744	92
Vivid Seats, Inc., Class A*	31,104	53
		6,417
Financial Services – 2.6%
Acacia Research Corp.*	16,675	60
Alerus Financial Corp.	10,433	226
AvidXchange Holdings, Inc.*	78,679	770
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,452	542
Better Home & Finance Holding Co.*	2,297	28
Burford Capital Ltd.	88,075	1,256
Cannae Holdings, Inc.	26,647	556
Cantaloupe, Inc.*	24,570	270
Cass Information Systems, Inc.	5,432	236
Compass Diversified Holdings	31,817	200
Enact Holdings, Inc.	13,293	494
Essent Group Ltd.	46,080	2,798
EVERTEC, Inc.	29,779	1,074
Federal Agricultural Mortgage Corp., Class C	4,316	839
Finance of America Cos., Inc., Class A*	2,047	48
Flywire Corp.*	54,019	632
HA Sustainable Infrastructure Capital, Inc.	56,628	1,521
International Money Express, Inc.*	13,006	131
Jackson Financial, Inc., Class A	33,180	2,946
loanDepot, Inc., Class A*	38,035	48
Marqeta, Inc., Class A*	176,569	1,029
Merchants Bancorp	12,010	397
EQUITY FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Financial Services – 2.6%continued
NCR Atleos Corp.*	33,891	$967
NewtekOne, Inc.†	10,797	122
NMI Holdings, Inc.*	36,094	1,523
Onity Group, Inc.*	2,993	114
Pagseguro Digital Ltd., Class A	81,259	783
Payoneer Global, Inc.*	128,928	883
Paysafe Ltd.*	15,126	191
Paysign, Inc.*	16,593	120
PennyMac Financial Services, Inc.	13,506	1,346
Priority Technology Holdings, Inc.*	11,565	90
Radian Group, Inc.	65,587	2,362
Remitly Global, Inc.*	71,717	1,346
Repay Holdings Corp.*	34,501	166
Security National Financial Corp., Class A*	6,807	67
Sezzle, Inc.* †	6,824	1,223
StoneCo Ltd., Class A*	112,578	1,806
SWK Holdings Corp.	1,495	22
Triller Group, Inc.*	48,901	46
Velocity Financial, Inc.*	5,189	96
Walker & Dunlop, Inc.	15,267	1,076
Waterstone Financial, Inc.	6,877	95
		30,545
Food Products – 0.9%
Alico, Inc.	2,250	74
B&G Foods, Inc.†	34,734	147
Beyond Meat, Inc.* †	34,306	120
BRC, Inc., Class A* †	29,404	39
Calavo Growers, Inc.†	7,823	208
Cal-Maine Foods, Inc.	21,238	2,116
Dole PLC	31,158	436
Forafric Global PLC*	2,614	20
Fresh Del Monte Produce, Inc.	15,183	492
Hain Celestial Group (The), Inc.*	39,395	60
J&J Snack Foods Corp.	7,207	817
John B. Sanfilippo & Son, Inc.	3,532	223
Lifeway Foods, Inc.*	2,116	52
Limoneira Co.	7,597	119
Mama's Creations, Inc.* †	15,274	127
Marzetti Company (The)	9,300	1,607
Mission Produce, Inc.*	22,352	262
Seneca Foods Corp., Class A*	2,171	220
Simply Good Foods (The) Co.*	43,434	1,372
SunOpta, Inc.*	44,371	257
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Food Products – 0.9%continued
Tootsie Roll Industries, Inc.	8,227	$275
TreeHouse Foods, Inc.*	23,391	454
Utz Brands, Inc.	33,628	422
Vital Farms, Inc.* †	16,020	617
Westrock Coffee Co.* †	15,509	89
WK Kellogg Co.	28,345	452
		11,077
Gas Utilities – 1.1%
Brookfield Infrastructure Corp., Class A	55,713	2,318
Chesapeake Utilities Corp.	10,579	1,272
New Jersey Resources Corp.	46,711	2,094
Northwest Natural Holding Co.	18,765	745
ONE Gas, Inc.	27,686	1,989
RGC Resources, Inc.	3,658	82
Southwest Gas Holdings, Inc.	29,925	2,226
Spire, Inc.	26,646	1,945
		12,671
Ground Transportation – 0.4%
ArcBest Corp.	10,566	814
Covenant Logistics Group, Inc.	7,615	183
FTAI Infrastructure, Inc.	44,065	272
Heartland Express, Inc.	24,395	211
Hertz Global Holdings, Inc.* †	54,915	375
Marten Transport Ltd.	27,499	357
P.A.M.T CORP.* †	3,128	40
Proficient Auto Logistics, Inc.* †	10,482	76
RXO, Inc.*	75,364	1,185
Universal Logistics Holdings, Inc.†	3,308	84
Werner Enterprises, Inc.	27,494	752
		4,349
Health Care Equipment & Supplies – 2.9%
Accuray, Inc.*	49,342	68
Alphatec Holdings, Inc.*	53,646	596
AngioDynamics, Inc.*	18,161	180
Anteris Technologies Global Corp.* †	10,659	40
Artivion, Inc.*	17,622	548
AtriCure, Inc.*	22,374	733
Avanos Medical, Inc.*	21,031	257
Axogen, Inc.*	20,481	222
Beta Bionics, Inc.* †	5,841	85
Bioventus, Inc., Class A*	21,370	142
Butterfly Network, Inc.*	88,952	178
Ceribell, Inc.* †	11,552	216
NORTHERN FUNDS QUARTERLY REPORT  128 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Equipment & Supplies – 2.9%continued
Cerus Corp.*	86,135	$121
ClearPoint Neuro, Inc.*	12,062	144
CONMED Corp.	14,430	752
CVRx, Inc.*	7,677	45
Delcath Systems, Inc.*	13,931	190
Electromed, Inc.*	3,202	70
Embecta Corp.	27,121	263
Enovis Corp.*	26,474	830
Glaukos Corp.*	25,846	2,670
Haemonetics Corp.*	23,311	1,739
ICU Medical, Inc.*	11,179	1,477
Inogen, Inc.*	11,413	80
Integer Holdings Corp.*	15,934	1,959
Integra LifeSciences Holdings Corp.*	31,239	383
iRadimed Corp.†	3,784	226
iRhythm Technologies, Inc.*	14,741	2,270
Kestra Medical Technologies Ltd.*	6,119	102
KORU Medical Systems, Inc.*	19,731	71
Lantheus Holdings, Inc.*	31,199	2,554
LeMaitre Vascular, Inc.	9,653	802
LENSAR, Inc.*	4,347	57
LivaNova PLC*	25,220	1,135
Lucid Diagnostics, Inc.*	32,184	37
Merit Medical Systems, Inc.*	27,019	2,526
Myomo, Inc.*	15,297	33
Neogen Corp.*	101,445	485
Neuronetics, Inc.*	16,738	58
NeuroPace, Inc.*	11,118	124
Novocure Ltd.*	46,550	829
Omnicell, Inc.*	21,553	634
OraSure Technologies, Inc.*	35,083	105
Orthofix Medical, Inc.*	18,038	201
OrthoPediatrics Corp.*	7,881	169
Outset Medical, Inc.*	8,224	158
PROCEPT BioRobotics Corp.*	24,288	1,399
Pro-Dex, Inc.*	976	43
Pulmonx Corp.*	16,810	44
Pulse Biosciences, Inc.* †	7,744	117
QuidelOrtho Corp.*	31,359	904
RxSight, Inc.*	17,105	222
Sanara Medtech, Inc.*	1,153	33
SANUWAVE Health, Inc.*	3,240	107
Semler Scientific, Inc.* †	3,882	150
SI-BONE, Inc.*	17,135	323
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Equipment & Supplies – 2.9%continued
Sight Sciences, Inc.* †	19,235	$79
STAAR Surgical Co.*	23,128	388
Stereotaxis, Inc.*	25,673	54
Surmodics, Inc.*	6,465	192
Tactile Systems Technology, Inc.*	10,366	105
Tandem Diabetes Care, Inc.*	30,926	577
TransMedics Group, Inc.*	15,367	2,059
Treace Medical Concepts, Inc.*	20,797	122
UFP Technologies, Inc.*	3,479	849
Utah Medical Products, Inc.	1,523	87
Varex Imaging Corp.*	19,083	165
Zimvie, Inc.*	12,918	121
		34,704
Health Care Providers & Services – 3.3%
AdaptHealth Corp.*	41,942	396
Addus HomeCare Corp.*	8,401	968
agilon health, Inc.*	144,806	333
AirSculpt Technologies, Inc.*	5,433	26
Alignment Healthcare, Inc.*	59,030	826
AMN Healthcare Services, Inc.*	17,756	367
Ardent Health, Inc.*	10,440	143
Astrana Health, Inc.*	18,575	462
Aveanna Healthcare Holdings, Inc.*	19,910	104
BrightSpring Health Services, Inc.*	39,051	921
Brookdale Senior Living, Inc.*	106,191	739
Castle Biosciences, Inc.*	13,150	269
Clover Health Investments Corp.*	186,848	521
Community Health Systems, Inc.*	60,145	205
Concentra Group Holdings Parent, Inc.	54,098	1,113
CorVel Corp.*	13,466	1,384
Cross Country Healthcare, Inc.*	14,138	185
DocGo, Inc.*	37,797	59
Enhabit, Inc.*	23,336	225
Ensign Group (The), Inc.	25,970	4,006
Fulgent Genetics, Inc.*	9,713	193
GeneDx Holdings Corp.*	8,678	801
Guardant Health, Inc.*	55,207	2,873
HealthEquity, Inc.*	39,466	4,134
Hims & Hers Health, Inc.*	88,115	4,393
Innovage Holding Corp.*	10,142	37
Joint (The) Corp.*	7,054	81
LifeStance Health Group, Inc.*	59,822	309
Nano-X Imaging Ltd.* †	29,832	154
National HealthCare Corp.	5,882	629
EQUITY FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Providers & Services – 3.3%continued
National Research Corp.	5,426	$91
NeoGenomics, Inc.*	59,753	437
Nutex Health, Inc.*	1,588	198
Oncology Institute (The), Inc.*	27,334	56
OPKO Health, Inc.*	167,400	221
Option Care Health, Inc.*	76,397	2,481
Owens & Minor, Inc.*	34,903	318
PACS Group, Inc.*	20,416	264
Pediatrix Medical Group, Inc.*	38,944	559
Pennant Group (The), Inc.*	15,729	470
Performant Healthcare, Inc.*	32,850	131
Premier, Inc., Class A	42,276	927
Privia Health Group, Inc.*	53,236	1,224
Progyny, Inc.*	31,421	691
RadNet, Inc.*	30,748	1,750
SBC Medical Group Holdings, Inc.*	2,771	13
Select Medical Holdings Corp.	51,752	786
Sonida Senior Living, Inc.*	2,555	64
Surgery Partners, Inc.*	35,806	796
Talkspace, Inc.*	57,121	159
U.S. Physical Therapy, Inc.	7,005	548
Viemed Healthcare, Inc.*	16,532	114
		39,154
Health Care Real Estate Investment Trusts – 1.0%
American Healthcare REIT, Inc.	73,516	2,701
CareTrust REIT, Inc.	87,296	2,671
Community Healthcare Trust, Inc.	12,712	211
Diversified Healthcare Trust	101,484	363
Global Medical REIT, Inc.	29,902	207
LTC Properties, Inc.	21,034	728
National Health Investors, Inc.	21,359	1,498
Sabra Health Care REIT, Inc.	109,806	2,025
Sila Realty Trust, Inc.	25,715	609
Strawberry Fields REIT, Inc.	3,956	42
Universal Health Realty Income Trust	5,989	239
		11,294
Health Care Technology – 0.5%
Claritev Corp.*	3,570	161
Definitive Healthcare Corp.*	14,583	57
Evolent Health, Inc., Class A*	54,297	611
Health Catalyst, Inc.*	31,815	120
HealthStream, Inc.	11,401	316
LifeMD, Inc.*	16,751	228
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Technology – 0.5%continued
OptimizeRx Corp.*	8,118	$110
Phreesia, Inc.*	26,178	745
Schrodinger, Inc.*	26,054	524
Simulations Plus, Inc.	7,752	135
Teladoc Health, Inc.*	81,368	709
TruBridge, Inc.*	4,619	108
Waystar Holding Corp.*	42,150	1,723
		5,547
Hotel & Resort Real Estate Investment Trusts – 0.6%
Apple Hospitality REIT, Inc.	104,004	1,214
Braemar Hotels & Resorts, Inc.	28,070	69
Chatham Lodging Trust	21,236	148
DiamondRock Hospitality Co.	96,673	741
Pebblebrook Hotel Trust	54,183	541
RLJ Lodging Trust	69,530	506
Ryman Hospitality Properties, Inc.	27,194	2,683
Service Properties Trust	71,799	172
Summit Hotel Properties, Inc.	50,951	259
Sunstone Hotel Investors, Inc.	88,306	766
Xenia Hotels & Resorts, Inc.	47,118	592
		7,691
Hotels, Restaurants & Leisure – 2.3%
Accel Entertainment, Inc.*	25,055	295
Bally's Corp.*	3,421	33
Biglari Holdings, Inc., Class B*	324	95
BJ's Restaurants, Inc.*	9,904	442
Bloomin' Brands, Inc.	38,914	335
Brinker International, Inc.*	20,469	3,691
Cheesecake Factory (The), Inc.†	21,499	1,347
Cracker Barrel Old Country Store, Inc.†	10,277	628
Dave & Buster's Entertainment, Inc.* †	12,778	384
Denny's Corp.*	23,928	98
Dine Brands Global, Inc.	7,118	173
El Pollo Loco Holdings, Inc.*	12,352	136
Everi Holdings, Inc.*	39,054	556
First Watch Restaurant Group, Inc.*	18,899	303
Genius Sports Ltd.*	102,516	1,066
Global Business Travel Group I* †	42,540	268
Golden Entertainment, Inc.	9,071	267
Hilton Grand Vacations, Inc.*	28,490	1,183
Inspired Entertainment, Inc.*	12,111	99
International Game Technology PLC	51,568	815
Jack in the Box, Inc.	8,827	154
NORTHERN FUNDS QUARTERLY REPORT  130 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Hotels, Restaurants & Leisure – 2.3%continued
Krispy Kreme, Inc.	33,087	$96
Kura Sushi U.S.A., Inc., Class A* †	2,817	242
Life Time Group Holdings, Inc.*	62,755	1,903
Lindblad Expeditions Holdings, Inc.*	17,445	204
Marriott Vacations Worldwide Corp.	14,819	1,072
Monarch Casino & Resort, Inc.	5,976	517
Nathan's Famous, Inc.	1,236	137
Papa John's International, Inc.	15,014	735
PlayAGS, Inc.*	18,906	236
Portillo's, Inc., Class A* †	26,111	305
Potbelly Corp.*	12,054	148
Pursuit Attractions and Hospitality, Inc.*	9,870	285
RCI Hospitality Holdings, Inc.	3,881	148
Red Rock Resorts, Inc., Class A	22,581	1,175
Rush Street Interactive, Inc.*	41,027	611
Sabre Corp.*	165,065	522
Serve Robotics, Inc.* †	21,703	248
Shake Shack, Inc., Class A*	17,976	2,527
Six Flags Entertainment Corp.*	44,392	1,351
Super Group SGHC Ltd.	73,609	807
Sweetgreen, Inc., Class A*	47,907	713
Target Hospitality Corp.*	13,885	99
United Parks & Resorts, Inc.*	12,399	585
Xponential Fitness, Inc., Class A*	12,757	95
		27,129
Household Durables – 1.7%
Bassett Furniture Industries, Inc.	3,826	58
Beazer Homes U.S.A., Inc.*	13,405	300
Cavco Industries, Inc.*	3,546	1,541
Century Communities, Inc.	12,278	692
Champion Homes, Inc.*	24,989	1,565
Cricut, Inc., Class A	21,678	147
Dream Finders Homes, Inc., Class A* †	13,992	352
Ethan Allen Interiors, Inc.	10,807	301
Flexsteel Industries, Inc.	1,872	67
Green Brick Partners, Inc.*	14,667	922
Hamilton Beach Brands Holding Co., Class A	2,918	52
Helen of Troy Ltd.*	10,622	301
Hovnanian Enterprises, Inc., Class A*	2,312	242
Installed Building Products, Inc.	10,842	1,955
KB Home	32,465	1,720
La-Z-Boy, Inc.	19,243	715
Legacy Housing Corp.*	3,679	83
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Household Durables – 1.7%continued
Leggett & Platt, Inc.	61,756	$551
LGI Homes, Inc.*	9,712	500
Lovesac (The) Co.*	6,167	112
M/I Homes, Inc.*	12,257	1,374
Meritage Homes Corp.	32,947	2,206
Sonos, Inc.*	54,693	591
Taylor Morrison Home Corp.*	45,486	2,794
Traeger, Inc.* †	11,629	20
Tri Pointe Homes, Inc.*	41,126	1,314
		20,475
Household Products – 0.3%
Central Garden & Pet Co.*	4,094	144
Central Garden & Pet Co., Class A*	24,124	755
Energizer Holdings, Inc.	30,287	611
Oil-Dri Corp. of America	4,590	271
Spectrum Brands Holdings, Inc.	11,910	631
WD-40 Co.	6,305	1,438
		3,850
Independent Power & Renewable Electricity Producers – 0.2%
Hallador Energy Co.*	14,338	227
Montauk Renewables, Inc.*	31,430	70
Ormat Technologies, Inc.	28,239	2,365
		2,662
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	11,277	352
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	26,178	119
Innovative Industrial Properties, Inc.	12,922	714
LXP Industrial Trust	134,973	1,115
Plymouth Industrial REIT, Inc.	19,178	308
Terreno Realty Corp.	47,280	2,651
		4,907
Insurance – 2.4%
Ambac Financial Group, Inc.*	22,041	157
American Coastal Insurance Corp.	11,373	127
AMERISAFE, Inc.	8,869	388
Baldwin Insurance Group (The), Inc.*	32,479	1,390
Bowhead Specialty Holdings, Inc.*	7,301	274
Citizens, Inc.*	20,948	73
CNO Financial Group, Inc.	46,046	1,776
Crawford & Co., Class A	7,185	76
Donegal Group, Inc., Class A	7,563	151
eHealth, Inc.*	13,393	58
EQUITY FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Insurance – 2.4%continued
Employers Holdings, Inc.	11,264	$531
Enstar Group Ltd.*	5,527	1,859
F&G Annuities & Life, Inc.	9,846	315
Fidelis Insurance Holdings Ltd.	27,557	457
Genworth Financial, Inc.*	190,451	1,482
GoHealth, Inc., Class A*	2,453	14
Goosehead Insurance, Inc., Class A	11,023	1,163
Greenlight Capital Re Ltd., Class A*	12,236	176
Hamilton Insurance Group Ltd., Class B*	20,761	449
HCI Group, Inc.	3,958	602
Heritage Insurance Holdings, Inc.*	10,151	253
Hippo Holdings, Inc.*	8,516	238
Horace Mann Educators Corp.	18,864	811
Investors Title Co.	662	140
James River Group Holdings Ltd.	17,623	103
Kestrel Group Ltd.*	776	21
Kingstone Cos., Inc.*	5,081	78
Kingsway Financial Services, Inc.*	8,324	113
Lemonade, Inc.* †	25,723	1,127
MBIA, Inc.*	21,334	93
Mercury General Corp.	12,435	837
NI Holdings, Inc.*	2,614	33
Oscar Health, Inc., Class A*	84,995	1,822
Palomar Holdings, Inc.*	12,179	1,879
ProAssurance Corp.*	23,604	539
Root, Inc., Class A*	4,920	630
Safety Insurance Group, Inc.	6,819	541
Selective Insurance Group, Inc.	28,090	2,434
Selectquote, Inc.*	63,662	152
SiriusPoint Ltd.*	47,297	964
Skyward Specialty Insurance Group, Inc.*	16,635	961
Stewart Information Services Corp.	12,837	836
Tiptree, Inc.	10,785	254
Trupanion, Inc.*	17,148	949
United Fire Group, Inc.	9,830	282
Universal Insurance Holdings, Inc.	11,721	325
		27,933
Interactive Media & Services – 0.7%
Angi, Inc.*	20,101	307
Arena Group Holdings (The), Inc.*	6,066	38
Bumble, Inc., Class A*	32,329	213
Cargurus, Inc.*	37,835	1,266
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Interactive Media & Services – 0.7%continued
Cars.com, Inc.*	26,269	$311
EverQuote, Inc., Class A*	12,694	307
fuboTV, Inc.* †	154,579	597
Getty Images Holdings, Inc.* †	51,612	86
Grindr, Inc.*	15,431	350
MediaAlpha, Inc., Class A*	15,504	170
Nextdoor Holdings, Inc.*	99,519	165
QuinStreet, Inc.*	25,304	407
Rumble, Inc.*	36,537	328
Shutterstock, Inc.	11,301	214
Teads Holding Co.*	15,443	38
Travelzoo*	2,970	38
TripAdvisor, Inc.*	53,865	703
TrueCar, Inc.*	34,316	65
Vimeo, Inc.*	72,977	295
VTEX, Class A*	26,935	178
Webtoon Entertainment, Inc.* †	8,540	77
Yelp, Inc.*	28,384	973
Ziff Davis, Inc.*	19,779	599
ZipRecruiter, Inc., Class A*	28,911	145
		7,870
IT Services – 0.5%
Applied Digital Corp.* †	82,425	830
ASGN, Inc.*	19,828	990
Backblaze, Inc., Class A*	24,996	137
BigBear.ai Holdings, Inc.* †	133,892	909
BigCommerce Holdings, Inc., Class 1*	30,961	155
Couchbase, Inc.*	19,926	486
Crexendo, Inc.*	6,797	41
CSP, Inc.	3,245	42
DigitalOcean Holdings, Inc.*	29,656	847
Fastly, Inc., Class A*	63,422	448
Grid Dynamics Holdings, Inc.*	30,607	354
Hackett Group (The), Inc.	11,707	298
Information Services Group, Inc.	15,352	74
Rackspace Technology, Inc.* †	39,231	50
TSS, Inc.*	8,438	243
Tucows, Inc., Class A*	2,858	56
Unisys Corp.*	30,976	140
		6,100
Leisure Products – 0.4%
Acushnet Holdings Corp.	13,039	949
American Outdoor Brands, Inc.* †	5,735	60
NORTHERN FUNDS QUARTERLY REPORT  132 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Leisure Products – 0.4%continued
Clarus Corp.	14,198	$49
Escalade, Inc.	4,662	65
Funko, Inc., Class A*	16,621	79
JAKKS Pacific, Inc.	4,234	88
Johnson Outdoors, Inc., Class A	2,539	77
Latham Group, Inc.*	20,849	133
Malibu Boats, Inc., Class A*	8,715	273
Marine Products Corp.	3,226	27
MasterCraft Boat Holdings, Inc.*	7,778	145
Outdoor Holding Co.* †	35,643	46
Peloton Interactive, Inc., Class A*	170,513	1,183
Polaris, Inc.	24,754	1,006
Smith & Wesson Brands, Inc.	20,295	176
Sturm Ruger & Co., Inc.	7,312	263
Topgolf Callaway Brands Corp.*	60,207	485
		5,104
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	48,890	566
Adaptive Biotechnologies Corp.*	69,057	804
Alpha Teknova, Inc.*	5,059	25
Atlantic International Corp.*	5,254	11
Azenta, Inc.*	18,903	582
BioLife Solutions, Inc.*	17,569	378
Codexis, Inc.*	38,677	94
CryoPort, Inc.*	22,757	170
Cytek Biosciences, Inc.*	54,613	186
Fortrea Holdings, Inc.*	42,306	209
Lifecore Biomedical, Inc.*	12,822	104
Maravai LifeSciences Holdings, Inc., Class A*	56,673	137
MaxCyte, Inc.* †	43,378	95
Mesa Laboratories, Inc.	2,402	226
Niagen Bioscience, Inc.*	24,119	348
Omniab, Inc.(1) *	3,016	—
OmniAb, Inc.* †	46,779	81
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	—
Pacific Biosciences of California, Inc.*	128,098	159
Personalis, Inc.*	23,189	152
Quanterix Corp.*	17,114	114
Quantum-Si, Inc.* †	65,460	128
Standard BioTools, Inc.*	139,012	167
		4,736
Machinery – 3.8%
3D Systems Corp.* †	59,329	91
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Machinery – 3.8%continued
AirJoule Technologies Corp.*	10,080	$47
Alamo Group, Inc.	4,782	1,044
Albany International Corp., Class A	13,871	973
Astec Industries, Inc.	10,455	436
Atmus Filtration Technologies, Inc.	38,627	1,407
Blue Bird Corp.*	14,920	644
Chart Industries, Inc.*	20,923	3,445
Columbus McKinnon Corp.	13,270	203
Douglas Dynamics, Inc.	10,514	310
Eastern (The) Co.	2,827	64
Energy Recovery, Inc.*	24,059	307
Enerpac Tool Group Corp.	25,096	1,018
Enpro, Inc.	9,776	1,873
ESCO Technologies, Inc.	12,017	2,306
Federal Signal Corp.	27,774	2,956
Franklin Electric Co., Inc.	18,546	1,664
Gencor Industries, Inc.*	4,608	64
Gorman-Rupp (The) Co.	9,619	353
Graham Corp.*	4,748	235
Greenbrier (The) Cos., Inc.	14,243	656
Helios Technologies, Inc.	15,428	515
Hillenbrand, Inc.	32,767	658
Hillman Solutions Corp.*	91,949	656
Hyster-Yale, Inc.	5,472	218
JBT Marel Corp.	24,157	2,905
Kadant, Inc.†	5,450	1,730
Kennametal, Inc.	35,916	825
L.B. Foster Co., Class A* †	4,758	104
Lindsay Corp.	5,053	729
Luxfer Holdings PLC	12,505	152
Manitowoc (The) Co., Inc.*	16,213	195
Mayville Engineering Co., Inc.*	6,251	100
Microvast Holdings, Inc.* †	91,983	334
Miller Industries, Inc.	5,178	230
Mueller Water Products, Inc., Class A	72,128	1,734
Omega Flex, Inc.†	1,435	46
Palladyne AI Corp.* †	11,866	103
Park-Ohio Holdings Corp.	4,542	81
Proto Labs, Inc.*	10,951	438
REV Group, Inc.	23,750	1,130
Richtech Robotics, Inc., Class B* †	32,308	63
Shyft Group (The), Inc.	14,441	181
SPX Technologies, Inc.*	21,091	3,536
Standex International Corp.	5,493	860
EQUITY FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Machinery – 3.8%continued
Tennant Co.	8,725	$676
Terex Corp.	29,976	1,400
Titan International, Inc.*	22,567	232
Trinity Industries, Inc.	37,915	1,024
Wabash National Corp.	18,354	195
Watts Water Technologies, Inc., Class A	12,696	3,122
Worthington Enterprises, Inc.	14,546	926
		45,194
Marine Transportation – 0.2%
Costamare Bulkers Holdings Ltd.*	4,072	35
Costamare, Inc.	20,227	184
Genco Shipping & Trading Ltd.	17,667	231
Golden Ocean Group Ltd.†	46,379	339
Himalaya Shipping Ltd.* †	14,318	83
Matson, Inc.	15,066	1,678
Pangaea Logistics Solutions Ltd.	12,381	58
Safe Bulkers, Inc.	24,803	90
		2,698
Media – 0.8%
Advantage Solutions, Inc.* †	42,552	56
Altice U.S.A, Inc., Class A*	121,195	259
AMC Networks, Inc., Class A*	15,078	94
Boston Omaha Corp., Class A*	9,571	134
Cable One, Inc.	2,330	316
EchoStar Corp., Class A*	62,704	1,737
Emerald Holding, Inc.	6,453	31
Entravision Communications Corp., Class A	25,710	60
EW Scripps (The) Co., Class A*	28,462	84
Gambling.com Group Ltd.*	8,098	96
Gannett Co., Inc.*	66,221	237
Gray Media, Inc.	40,795	185
Ibotta, Inc., Class A* †	5,852	214
iHeartMedia, Inc., Class A* †	55,422	98
Integral Ad Science Holding Corp.*	35,455	295
John Wiley & Sons, Inc., Class A	19,049	850
Magnite, Inc.*	64,765	1,562
National CineMedia, Inc.	29,049	141
Newsmax, Inc.*	3,678	56
Nexxen International Ltd.*	17,524	182
PubMatic, Inc., Class A*	19,436	242
Scholastic Corp.	9,670	203
Sinclair, Inc.	17,940	248
Stagwell, Inc.*	53,736	242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Media – 0.8%continued
TechTarget, Inc.*	12,752	$99
TEGNA, Inc.	74,522	1,249
Thryv Holdings, Inc.*	16,911	206
WideOpenWest, Inc.*	21,694	88
		9,264
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.*	5,420	610
American Battery Technology Co.*	37,950	61
Ascent Industries Co.*	3,682	46
Caledonia Mining Corp. PLC	7,384	143
Century Aluminum Co.*	23,888	430
Coeur Mining, Inc.*	296,083	2,623
Commercial Metals Co.	52,435	2,565
Compass Minerals International, Inc.*	16,000	321
Constellium S.E.*	65,819	875
Contango ORE, Inc.*	4,146	81
Critical Metals Corp.*	15,038	54
Dakota Gold Corp.*	39,808	147
Ferroglobe PLC	55,865	205
Friedman Industries, Inc.	3,096	51
Hecla Mining Co.	277,455	1,662
Idaho Strategic Resources, Inc.*	5,804	76
Ivanhoe Electric, Inc.*	39,747	360
Kaiser Aluminum Corp.	7,443	595
Lifezone Metals Ltd.*	11,219	46
MAC Copper Ltd.*	33,056	400
Materion Corp.	9,582	761
Metallus, Inc.*	16,489	254
NioCorp. Developments Ltd.*	24,045	56
Novagold Resources, Inc.*	115,225	471
Olympic Steel, Inc.	4,650	152
Perpetua Resources Corp.* †	21,261	258
Piedmont Lithium, Inc.* †	9,674	56
Radius Recycling, Inc.	12,844	381
Ramaco Resources, Inc., Class A†	16,465	216
Ryerson Holding Corp.	12,547	271
SSR Mining, Inc.*	94,129	1,199
SunCoke Energy, Inc.	39,325	338
Tredegar Corp.*	12,348	109
United States Antimony Corp.*	42,259	92
US Gold Corp.*	5,071	62
US Goldmining, Inc.*	1,043	9
Vox Royalty Corp.	18,523	59
NORTHERN FUNDS QUARTERLY REPORT  134 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Metals & Mining – 1.5%continued
Warrior Met Coal, Inc.	24,110	$1,105
Worthington Steel, Inc.	15,237	455
		17,655
Mortgage Real Estate Investment Trusts – 0.9%
ACRES Commercial Realty Corp.*	2,819	51
Advanced Flower Capital, Inc.†	8,099	36
AG Mortgage Investment Trust, Inc.	13,532	102
Angel Oak Mortgage REIT, Inc.	4,930	47
Apollo Commercial Real Estate Finance, Inc.	64,610	625
Arbor Realty Trust, Inc.†	88,276	945
Ares Commercial Real Estate Corp.†	24,790	118
ARMOUR Residential REIT, Inc.†	38,275	643
Blackstone Mortgage Trust, Inc., Class A†	74,863	1,441
BrightSpire Capital, Inc.	59,953	303
Chicago Atlantic Real Estate Finance, Inc.†	8,255	115
Chimera Investment Corp.	36,384	505
Claros Mortgage Trust, Inc.	42,844	122
Dynex Capital, Inc.	48,866	597
Ellington Financial, Inc.†	42,713	555
Franklin BSP Realty Trust, Inc.	38,159	408
Invesco Mortgage Capital, Inc.†	30,974	243
KKR Real Estate Finance Trust, Inc.†	26,128	229
Ladder Capital Corp.	52,949	569
Lument Finance Trust, Inc.	21,254	47
MFA Financial, Inc.	47,766	452
New York Mortgage Trust, Inc.	38,268	256
Nexpoint Real Estate Finance, Inc.†	3,387	47
Orchid Island Capital, Inc.†	50,127	351
PennyMac Mortgage Investment Trust	40,401	520
Ready Capital Corp.†	77,305	338
Redwood Trust, Inc.	61,713	365
Rithm Property Trust, Inc.	19,993	54
Seven Hills Realty Trust	6,987	84
Sunrise Realty Trust, Inc.	4,065	43
TPG RE Finance Trust, Inc.	31,779	245
Two Harbors Investment Corp.	48,432	522
		10,978
Multi-Utilities – 0.4%
Avista Corp.	37,274	1,415
Black Hills Corp.	33,628	1,887
Northwestern Energy Group, Inc.	28,562	1,465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Multi-Utilities – 0.4%continued
TXNM Energy, Inc. - (Fractional Shares)(1)	50,000	$—
Unitil Corp.	7,505	391
		5,158
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	79,773	342
City Office REIT, Inc.	17,807	95
COPT Defense Properties	52,660	1,452
Douglas Emmett, Inc.†	74,949	1,127
Easterly Government Properties, Inc.	18,454	410
Empire State Realty Trust, Inc., Class A	63,937	517
Franklin Street Properties Corp.	39,152	64
Hudson Pacific Properties, Inc.*	147,931	405
JBG SMITH Properties†	34,535	598
NET Lease Office Properties*	6,885	224
Paramount Group, Inc.*	86,364	527
Peakstone Realty Trust	17,076	226
Piedmont Realty Trust, Inc.	57,566	420
Postal Realty Trust, Inc., Class A	10,521	155
SL Green Realty Corp.	33,219	2,056
		8,618
Oil, Gas & Consumable Fuels – 3.1%
Ardmore Shipping Corp.	15,495	149
Berry Corp.	36,028	100
BKV Corp.*	7,749	187
California Resources Corp.	30,069	1,373
Calumet, Inc.*	31,902	503
Centrus Energy Corp., Class A* †	6,834	1,252
Clean Energy Fuels Corp.*	81,902	160
CNX Resources Corp.*	65,958	2,221
Comstock Resources, Inc.*	34,477	954
Core Natural Resources, Inc.	24,466	1,706
Crescent Energy Co., Class A	82,848	713
CVR Energy, Inc.	14,551	391
Delek U.S. Holdings, Inc.	27,805	589
DHT Holdings, Inc.	59,512	643
Diversified Energy Co. PLC†	25,448	373
Dorian LPG Ltd.	17,252	421
Empire Petroleum Corp.* †	5,855	31
Encore Energy Corp.* †	85,342	244
Energy Fuels, Inc.* †	96,332	554
Epsilon Energy Ltd.	8,874	65
Evolution Petroleum Corp.†	15,027	71
Excelerate Energy, Inc., Class A	10,637	312
EQUITY FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Oil, Gas & Consumable Fuels – 3.1%continued
FLEX LNG Ltd.†	14,550	$320
FutureFuel Corp.	11,928	46
Gevo, Inc.* †	107,311	142
Golar LNG Ltd.	46,224	1,904
Granite Ridge Resources, Inc.	24,979	159
Green Plains, Inc.*	29,815	180
Gulfport Energy Corp.*	7,033	1,415
HighPeak Energy, Inc.†	8,570	84
Infinity Natural Resources, Inc., Class A* †	6,865	126
International Seaways, Inc.	18,635	680
Kinetik Holdings, Inc.	20,549	905
Kolibri Global Energy, Inc.* †	16,309	112
Kosmos Energy Ltd.*	219,857	378
Lightbridge Corp.* †	8,688	116
Magnolia Oil & Gas Corp., Class A	86,208	1,938
Murphy Oil Corp.	62,431	1,405
NACCO Industries, Inc., Class A	1,768	78
Navigator Holdings Ltd.	15,287	216
New Fortress Energy, Inc.†	78,589	261
NextDecade Corp.*	61,877	551
NextNRG, Inc.*	8,383	23
Nordic American Tankers Ltd.	95,614	251
Northern Oil & Gas, Inc.	42,503	1,205
OPAL Fuels, Inc., Class A*	9,956	24
Par Pacific Holdings, Inc.*	24,814	658
PBF Energy, Inc., Class A	38,470	834
Peabody Energy Corp.	56,642	760
Prairie Operating Co.* †	10,151	30
PrimeEnergy Resources Corp.*	260	38
REX American Resources Corp.*	6,875	335
Riley Exploration Permian, Inc.	6,144	161
Sable Offshore Corp.*	31,614	695
SandRidge Energy, Inc.	17,066	185
Scorpio Tankers, Inc.	19,972	782
SFL Corp. Ltd.	55,284	461
Sitio Royalties Corp., Class A	36,141	664
SM Energy Co.	52,865	1,306
Summit Midstream Corp.*	4,619	113
Talos Energy, Inc.*	54,928	466
Teekay Corp. Ltd.	23,817	196
Teekay Tankers Ltd., Class A	11,133	464
Uranium Energy Corp.*	196,855	1,339
VAALCO Energy, Inc.	48,396	175
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Oil, Gas & Consumable Fuels – 3.1%continued
Verde Clean Fuels, Inc.* †	1,920	$7
Vital Energy, Inc.*	13,826	222
Vitesse Energy, Inc.†	13,759	304
W&T Offshore, Inc.	44,421	73
World Kinect Corp.	25,291	717
		36,516
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,249	197
Magnera Corp.*	15,447	187
Sylvamo Corp.	15,973	800
		1,184
Passenger Airlines – 0.5%
Allegiant Travel Co.*	6,544	359
Blade Air Mobility, Inc.*	30,022	121
Frontier Group Holdings, Inc.* †	39,339	143
JetBlue Airways Corp.*	148,865	630
Joby Aviation, Inc.* †	213,390	2,251
SkyWest, Inc.*	18,704	1,926
Spirit Aviation Holdings, Inc.*	7,591	38
Sun Country Airlines Holdings, Inc.*	23,720	279
		5,747
Personal Care Products – 0.3%
Beauty Health (The) Co.* †	53,357	102
Edgewell Personal Care Co.	21,305	499
FitLife Brands, Inc.*	1,873	24
Herbalife Ltd.*	46,820	404
Honest (The) Co., Inc.*	43,262	220
Interparfums, Inc.	8,486	1,114
Lifevantage Corp.	4,918	64
Medifast, Inc.*	4,497	63
Nature's Sunshine Products, Inc.*	6,869	102
Nu Skin Enterprises, Inc., Class A	22,845	183
Olaplex Holdings, Inc.* †	65,735	92
USANA Health Sciences, Inc.*	5,307	162
Waldencast PLC, Class A* †	19,911	49
		3,078
Pharmaceuticals – 1.6%
Aardvark Therapeutics, Inc.*	2,650	36
Aclaris Therapeutics, Inc.*	42,210	60
Alumis, Inc.*	19,902	60
Amneal Pharmaceuticals, Inc.*	69,135	559
Amphastar Pharmaceuticals, Inc.*	17,076	392
Amylyx Pharmaceuticals, Inc.*	32,041	205
NORTHERN FUNDS QUARTERLY REPORT  136 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Pharmaceuticals – 1.6%continued
ANI Pharmaceuticals, Inc.*	8,462	$552
Aquestive Therapeutics, Inc.* †	39,958	132
Arvinas, Inc.*	30,391	224
Atea Pharmaceuticals, Inc.*	35,726	129
Avadel Pharmaceuticals PLC* †	40,544	359
Axsome Therapeutics, Inc.*	18,702	1,952
BioAge Labs, Inc.*	11,073	46
Biote Corp., Class A*	14,052	56
Collegium Pharmaceutical, Inc.*	14,860	439
CorMedix, Inc.*	29,694	366
Edgewise Therapeutics, Inc.*	33,850	444
Enliven Therapeutics, Inc.* †	14,573	292
Esperion Therapeutics, Inc.* †	93,482	92
Eton Pharmaceuticals, Inc.*	11,836	169
Evolus, Inc.*	24,877	229
EyePoint Pharmaceuticals, Inc.*	27,838	262
Fulcrum Therapeutics, Inc.*	24,065	166
Harmony Biosciences Holdings, Inc.*	20,267	640
Harrow, Inc.*	14,599	446
Indivior PLC*	56,106	827
Innoviva, Inc.*	29,161	586
Journey Medical Corp.*	5,681	41
LENZ Therapeutics, Inc.* †	8,225	241
Ligand Pharmaceuticals, Inc.*	8,828	1,004
Liquidia Corp.*	29,713	370
Maze Therapeutics, Inc.* †	3,485	43
MBX Biosciences, Inc.* †	7,926	90
MediWound Ltd.*	3,552	69
Mind Medicine MindMed, Inc.* †	34,860	226
Nuvation Bio, Inc.* †	115,593	225
Ocular Therapeutix, Inc.*	64,125	595
Omeros Corp.* †	26,582	80
Pacira BioSciences, Inc.*	21,296	509
Phathom Pharmaceuticals, Inc.*	19,583	188
Phibro Animal Health Corp., Class A	9,355	239
Prestige Consumer Healthcare, Inc.*	22,881	1,827
Rapport Therapeutics, Inc.* †	8,166	93
scPharmaceuticals, Inc.* †	17,258	66
Septerna, Inc.* †	9,920	105
SIGA Technologies, Inc.	17,861	116
Supernus Pharmaceuticals, Inc.*	24,933	786
Tarsus Pharmaceuticals, Inc.*	17,914	726
Terns Pharmaceuticals, Inc.*	33,565	125
Theravance Biopharma, Inc.*	17,592	194
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Pharmaceuticals – 1.6%continued
Third Harmonic Bio, Inc.*	11,686	$63
Trevi Therapeutics, Inc.*	35,379	193
Tvardi Therapeutics, Inc.*	1,584	37
WaVe Life Sciences Ltd.*	51,856	337
Xeris Biopharma Holdings, Inc.*	69,365	324
Zevra Therapeutics, Inc.*	25,072	221
		18,853
Professional Services – 2.0%
Acuren Corp.*	47,967	529
Alight, Inc., Class A	200,254	1,133
Asure Software, Inc.*	11,263	110
Barrett Business Services, Inc.	11,506	480
BlackSky Technology, Inc.* †	12,962	267
CBIZ, Inc.*	24,245	1,739
Conduent, Inc.*	67,449	178
CRA International, Inc.	3,063	574
CSG Systems International, Inc.	12,890	842
Exponent, Inc.	23,552	1,760
First Advantage Corp.*	36,649	609
Forrester Research, Inc.*	5,718	57
Franklin Covey Co.*	4,810	110
Heidrick & Struggles International, Inc.	9,495	434
HireQuest, Inc.†	2,879	29
Huron Consulting Group, Inc.*	7,871	1,083
IBEX Holdings Ltd.*	4,660	136
ICF International, Inc.	8,442	715
Innodata, Inc.* †	14,013	718
Insperity, Inc.	16,696	1,004
Kelly Services, Inc., Class A	14,633	171
Kforce, Inc.	8,414	346
Korn Ferry	23,924	1,754
Legalzoom.com, Inc.*	50,422	449
Maximus, Inc.	26,189	1,838
Mistras Group, Inc.*	6,701	54
NV5 Global, Inc.*	26,893	621
Planet Labs PBC*	98,714	602
RCM Technologies, Inc.*	2,303	54
Resolute Holdings Management, Inc.* †	2,007	64
Resources Connection, Inc.	15,609	84
Skillsoft Corp.*	2,078	33
Spire Global, Inc.* †	12,710	151
TriNet Group, Inc.	13,744	1,005
TrueBlue, Inc.*	13,295	86
TTEC Holdings, Inc.* †	9,261	44
EQUITY FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Professional Services – 2.0%continued
Upwork, Inc.*	57,601	$774
Verra Mobility Corp.*	73,572	1,868
Willdan Group, Inc.*	6,424	402
WNS Holdings Ltd.*	18,838	1,191
		24,098
Real Estate Management & Development – 0.6%
American Realty Investors, Inc.* †	890	12
Anywhere Real Estate, Inc.*	48,862	177
Compass, Inc., Class A*	210,800	1,324
Cushman & Wakefield PLC*	107,048	1,185
Douglas Elliman, Inc.*	33,940	79
eXp World Holdings, Inc.†	35,467	323
Forestar Group, Inc.*	9,042	181
FRP Holdings, Inc.*	5,127	138
Kennedy-Wilson Holdings, Inc.	56,211	382
Logistic Properties of The Americas*	1,493	10
Marcus & Millichap, Inc.	11,098	341
Maui Land & Pineapple Co., Inc.*	2,736	50
Newmark Group, Inc., Class A	63,041	766
RE/MAX Holdings, Inc., Class A*	8,555	70
Real Brokerage (The), Inc.*	49,047	221
RMR Group (The), Inc., Class A	7,380	121
Seaport Entertainment Group, Inc.*	3,496	65
St. Joe (The) Co.	17,632	841
Stratus Properties, Inc.*	2,879	54
Tejon Ranch Co.*	9,450	160
Transcontinental Realty Investors, Inc.* †	865	37
		6,537
Residential Real Estate Investment Trusts – 0.4%
Apartment Investment and Management Co., Class A	60,236	521
BRT Apartments Corp.	4,575	72
Centerspace	7,799	470
Clipper Realty, Inc.	7,045	26
Elme Communities	40,702	647
Independence Realty Trust, Inc.	107,480	1,901
NexPoint Residential Trust, Inc.	10,447	348
UMH Properties, Inc.	36,176	607
Veris Residential, Inc.	36,528	544
		5,136
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	61,054	1,134
Alexander's, Inc.	995	224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Retail Real Estate Investment Trusts – 1.2%continued
CBL & Associates Properties, Inc.	8,494	$216
Curbline Properties Corp.	45,057	1,029
FrontView REIT, Inc.	8,269	99
Getty Realty Corp.	23,989	663
InvenTrust Properties Corp.	36,077	988
Kite Realty Group Trust	102,073	2,312
Macerich (The) Co.	117,465	1,901
NETSTREIT Corp.†	38,070	644
Phillips Edison & Co., Inc.	58,324	2,043
Saul Centers, Inc.	5,741	196
SITE Centers Corp.	20,933	237
Tanger, Inc.	51,658	1,580
Urban Edge Properties	58,904	1,099
Whitestone REIT	20,304	253
		14,618
Semiconductors & Semiconductor Equipment – 2.8%
ACM Research, Inc., Class A*	23,220	601
Aehr Test Systems* †	13,208	171
Aeluma, Inc.*	4,418	72
Alpha & Omega Semiconductor Ltd.*	11,450	294
Ambarella, Inc.*	18,836	1,244
Atomera, Inc.*	13,557	68
Axcelis Technologies, Inc.*	14,925	1,040
CEVA, Inc.*	10,833	238
Cohu, Inc.*	21,228	408
Credo Technology Group Holding Ltd.*	67,760	6,274
Diodes, Inc.*	21,250	1,124
FormFactor, Inc.*	36,072	1,241
Ichor Holdings Ltd.*	15,759	309
Impinj, Inc.*	12,009	1,334
indie Semiconductor, Inc., Class A* †	89,802	320
Kopin Corp.*	69,077	106
Kulicke & Soffa Industries, Inc.	24,169	836
MaxLinear, Inc.*	37,756	537
Navitas Semiconductor Corp.* †	61,985	406
NVE Corp.	2,212	163
PDF Solutions, Inc.*	14,855	318
Penguin Solutions, Inc.*	24,743	490
Photronics, Inc.*	28,493	537
Power Integrations, Inc.	26,250	1,467
Rambus, Inc.*	49,924	3,196
Rigetti Computing, Inc.* †	130,827	1,552
Semtech Corp.*	40,312	1,820
Silicon Laboratories, Inc.*	14,916	2,198
NORTHERN FUNDS QUARTERLY REPORT  138 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Semiconductors & Semiconductor Equipment – 2.8%continued
SiTime Corp.*	9,771	$2,082
SkyWater Technology, Inc.* †	11,994	118
Synaptics, Inc.*	18,057	1,170
Ultra Clean Holdings, Inc.*	20,687	467
Veeco Instruments, Inc.*	26,569	540
Wolfspeed, Inc.* †	72,867	29
		32,770
Software – 6.4%
8x8, Inc.*	60,179	118
A10 Networks, Inc.	34,250	663
ACI Worldwide, Inc.*	48,777	2,239
Adeia, Inc.	50,311	711
Agilysys, Inc.*	11,972	1,372
Airship AI Holdings, Inc.* †	9,373	55
Alarm.com Holdings, Inc.*	22,100	1,250
Alkami Technology, Inc.* †	31,614	953
Amplitude, Inc., Class A*	40,371	501
Appian Corp., Class A*	18,212	544
Arteris, Inc.*	12,537	119
Asana, Inc., Class A*	43,208	583
AudioEye, Inc.*	3,112	36
AvePoint, Inc.*	61,516	1,188
Bit Digital, Inc.* †	84,217	184
Bitdeer Technologies Group, Class A* †	41,534	477
Blackbaud, Inc.*	17,593	1,130
BlackLine, Inc.*	24,358	1,379
Blend Labs, Inc., Class A*	99,163	327
Box, Inc., Class A*	64,991	2,221
Braze, Inc., Class A*	35,339	993
C3.ai, Inc., Class A* †	56,030	1,377
Cerence, Inc.* †	20,285	207
Cipher Mining, Inc.* †	122,776	587
Cleanspark, Inc.* †	128,407	1,416
Clear Secure, Inc., Class A	38,419	1,067
Clearwater Analytics Holdings, Inc., Class A*	114,143	2,503
Commvault Systems, Inc.*	20,465	3,568
Consensus Cloud Solutions, Inc.*	9,029	208
Core Scientific, Inc.* †	127,658	2,179
CoreCard Corp.*	2,597	75
CS Disco, Inc.*	9,292	41
Daily Journal Corp.*	593	250
Digimarc Corp.* †	6,908	91
Digital Turbine, Inc.*	47,349	279
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Software – 6.4%continued
Domo, Inc., Class B*	15,715	$220
D-Wave Quantum, Inc.* †	133,225	1,950
E2open Parent Holdings, Inc.*	82,459	266
eGain Corp.*	8,040	50
EverCommerce, Inc.*	6,074	64
Expensify, Inc., Class A*	27,947	72
Five9, Inc.*	35,429	938
Freshworks, Inc., Class A*	94,401	1,408
Hut 8 Corp.* †	43,604	811
I3 Verticals, Inc., Class A*	10,467	288
Intapp, Inc.*	25,659	1,325
InterDigital, Inc.	11,977	2,686
Jamf Holding Corp.*	30,412	289
Kaltura, Inc.* †	34,178	69
Life360, Inc.*	7,435	485
LiveRamp Holdings, Inc.*	29,942	989
MARA Holdings, Inc.* †	160,485	2,516
Mercurity Fintech Holding, Inc.*	14,922	57
Meridianlink, Inc.*	14,582	237
Mitek Systems, Inc.*	20,927	207
N-able, Inc.*	33,713	273
NCR Voyix Corp.*	63,726	748
NextNav, Inc.* †	40,703	619
Olo, Inc., Class A*	53,502	476
ON24, Inc.*	17,906	97
OneSpan, Inc.	16,867	282
Ooma, Inc.*	11,424	147
Pagaya Technologies Ltd., Class A* †	19,442	415
PagerDuty, Inc.*	38,517	589
Porch Group, Inc.*	37,283	440
Progress Software Corp.	19,829	1,266
PROS Holdings, Inc.*	19,733	309
Q2 Holdings, Inc.*	28,785	2,694
Qualys, Inc.*	16,918	2,417
Rapid7, Inc.*	29,678	686
Red Violet, Inc.	5,241	258
ReposiTrak, Inc.†	5,445	107
Rezolve AI PLC*	42,311	130
Rimini Street, Inc.*	24,313	92
Riot Platforms, Inc.* †	152,891	1,728
Sapiens International Corp. N.V.†	14,442	422
SEMrush Holdings, Inc., Class A*	21,381	193
Silvaco Group, Inc.*	2,045	10
SoundHound AI, Inc., Class A* †	169,390	1,818
EQUITY FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Software – 6.4%continued
SoundThinking, Inc.*	4,092	$53
Sprinklr, Inc., Class A*	50,058	423
Sprout Social, Inc., Class A*	23,998	502
SPS Commerce, Inc.*	17,634	2,400
Synchronoss Technologies, Inc.*	5,095	35
Telos Corp.*	22,635	72
Tenable Holdings, Inc.*	55,373	1,870
Terawulf, Inc.* †	123,280	540
Varonis Systems, Inc.*	51,071	2,592
Verint Systems, Inc.*	28,840	567
Vertex, Inc., Class A*	30,091	1,063
Viant Technology, Inc., Class A*	7,291	96
Weave Communications, Inc.*	27,153	226
WM Technology, Inc.*	39,084	35
Workiva, Inc.*	23,268	1,593
Xperi, Inc.*	20,938	166
Yext, Inc.*	47,161	401
Zeta Global Holdings Corp., Class A*	87,066	1,349
		76,017
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.†	18,566	214
Four Corners Property Trust, Inc.	46,151	1,242
Gladstone Land Corp.	15,890	162
Outfront Media, Inc.	63,985	1,044
PotlatchDeltic Corp.	36,227	1,390
Safehold, Inc.	26,065	405
Smartstop Self Storage REIT, Inc.†	13,078	474
Uniti Group, Inc.*	109,509	473
		5,404
Specialty Retail – 2.3%
1-800-Flowers.com, Inc., Class A* †	10,477	52
Abercrombie & Fitch Co., Class A*	21,707	1,798
Academy Sports & Outdoors, Inc.	30,520	1,368
Advance Auto Parts, Inc.	27,761	1,291
American Eagle Outfitters, Inc.	74,435	716
America's Car-Mart, Inc.*	3,478	195
Arhaus, Inc.*	23,812	206
Arko Corp.	35,586	151
Asbury Automotive Group, Inc.*	9,086	2,167
BARK, Inc.*	40,832	36
Barnes & Noble Education, Inc.*	6,953	82
Beyond, Inc.* †	25,649	176
Boot Barn Holdings, Inc.*	14,228	2,163
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Specialty Retail – 2.3%continued
Buckle (The), Inc.	14,640	$664
Build-A-Bear Workshop, Inc.	5,767	297
Caleres, Inc.	15,353	188
Camping World Holdings, Inc., Class A	27,948	480
Citi Trends, Inc.*	2,442	82
Designer Brands, Inc., Class A†	13,580	32
Envela Corp.*	3,285	20
EVgo, Inc.* †	59,342	217
Foot Locker, Inc.* †	39,590	970
Genesco, Inc.*	4,391	86
Group 1 Automotive, Inc.	5,844	2,552
Haverty Furniture Cos., Inc.	5,895	120
J Jill, Inc.†	3,200	47
Lands' End, Inc.*	5,795	62
MarineMax, Inc.*	8,496	214
Monro, Inc.	13,915	207
National Vision Holdings, Inc.*	36,038	829
ODP (The) Corp.*	12,850	233
OneWater Marine, Inc., Class A* †	5,159	69
Petco Health & Wellness Co., Inc.*	33,677	95
RealReal (The), Inc.*	44,295	212
Revolve Group, Inc.*	18,768	376
Sally Beauty Holdings, Inc.*	47,445	439
Shoe Carnival, Inc.	8,438	158
Signet Jewelers Ltd.	19,319	1,537
Sleep Number Corp.* †	8,706	59
Sonic Automotive, Inc., Class A	6,835	546
Stitch Fix, Inc., Class A*	49,328	183
ThredUp, Inc., Class A*	42,115	315
Tile Shop Holdings, Inc.*	12,220	78
Torrid Holdings, Inc.*	11,195	33
Upbound Group, Inc.	24,225	608
Urban Outfitters, Inc.*	29,256	2,122
Victoria's Secret & Co.*	32,010	593
Warby Parker, Inc., Class A*	45,441	997
Winmark Corp.	1,378	520
Zumiez, Inc.*	7,525	100
		26,741
Technology Hardware, Storage & Peripherals – 0.6%
CompoSecure, Inc., Class A* †	20,319	286
Corsair Gaming, Inc.*	21,691	205
CPI Card Group, Inc.*	2,744	65
Diebold Nixdorf, Inc.*	11,767	652
Eastman Kodak Co.* †	29,600	167
NORTHERN FUNDS QUARTERLY REPORT  140 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Technology Hardware, Storage & Peripherals – 0.6%continued
Immersion Corp.	13,343	$105
IonQ, Inc.* †	109,691	4,713
Quantum Computing, Inc.*	53,311	1,022
Turtle Beach Corp.*	6,871	95
Xerox Holdings Corp.†	54,736	289
		7,599
Textiles, Apparel & Luxury Goods – 0.6%
Capri Holdings Ltd.*	53,874	954
Carter's, Inc.	16,521	498
Ermenegildo Zegna N.V.	28,717	246
Figs, Inc., Class A*	39,595	223
G-III Apparel Group Ltd.*	18,133	406
Hanesbrands, Inc.*	163,338	748
Kontoor Brands, Inc.	25,495	1,682
Lakeland Industries, Inc.	4,300	58
Movado Group, Inc.	7,213	110
Oxford Industries, Inc.	6,367	256
Rocky Brands, Inc.	3,096	69
Steven Madden Ltd.	31,800	763
Superior Group of Cos., Inc.	5,067	52
Wolverine World Wide, Inc.	37,280	674
		6,739
Tobacco – 0.1%
Ispire Technology, Inc.* †	10,248	26
Turning Point Brands, Inc.	7,837	594
Universal Corp.	11,203	653
		1,273
Trading Companies & Distributors – 1.3%
Alta Equipment Group, Inc.	8,222	52
BlueLinx Holdings, Inc.*	3,600	268
Boise Cascade Co.	17,646	1,532
Custom Truck One Source, Inc.* †	28,007	138
Distribution Solutions Group, Inc.*	4,514	124
DNOW, Inc.*	49,828	739
DXP Enterprises, Inc.*	6,009	527
EVI Industries, Inc.	1,972	43
GATX Corp.	16,588	2,547
Global Industrial Co.	6,685	181
GMS, Inc.*	17,849	1,941
Herc Holdings, Inc.	15,114	1,990
Hudson Technologies, Inc.*	17,104	139
Karat Packaging, Inc.	3,010	85
McGrath RentCorp	11,343	1,315
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Trading Companies & Distributors – 1.3%continued
MRC Global, Inc.*	39,414	$540
NPK International, Inc.*	37,729	321
Rush Enterprises, Inc., Class A	28,936	1,491
Rush Enterprises, Inc., Class B†	4,265	224
Titan Machinery, Inc.*	9,557	189
Transcat, Inc.*	4,243	365
Willis Lease Finance Corp.†	1,649	235
Xometry, Inc., Class A*	20,113	680
		15,666
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.* †	9,954	97
Water Utilities – 0.4%
American States Water Co.	17,898	1,372
Cadiz, Inc.* †	25,691	77
California Water Service Group	27,673	1,259
Consolidated Water Co. Ltd.	7,043	211
Global Water Resources, Inc.	5,897	60
H2O America	14,588	758
Middlesex Water Co.	8,262	448
Pure Cycle Corp.*	8,980	96
York Water (The) Co.	6,752	213
		4,494
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	31,681	465
Spok Holdings, Inc.	9,521	168
Telephone and Data Systems, Inc.	45,372	1,615
		2,248
Total Common Stocks
(Cost $777,761)		1,177,281

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(1) *	50,322	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—
Inhibrx, Inc. (Contingent Value Rights)(1) *	15,255	—
EQUITY FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Biotechnology – 0.0%continued
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	398	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	5,175	—
		—
Total Rights
(Cost $40)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	1,200	—
Escrow Petrocorp, Inc. (1) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	836	$2
Total Warrants
(Cost $—)		2

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(5) (6) (7)	66,994,848	$66,995
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(5) (6)	6,531,647	6,532
Total Investment Companies
(Cost $73,527)		73,527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(8) (9)	$805	$791
Total Short-Term Investments
(Cost $791)		791

Total Investments – 105.6%
(Cost $852,119)		1,251,601
Liabilities less Other Assets – (5.6%)		(65,907)
NET ASSETS – 100.0%		$1,185,694

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliate.
(4)	Restricted security. At June 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  142 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	June 30, 2025 (UNAUDITED)
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	95	$10,411	Long	9/25	$272
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$124,155	$—	$4	$124,159
All Other Industries(1)	1,053,122	—	—	1,053,122
Total Common Stocks	1,177,277	—	4	1,177,281
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Warrants	$—	$2	$—	$2
Investment Companies	73,527	—	—	73,527
Short-Term Investments	—	791	—	791
Total Investments	$1,250,804	$793	$4	$1,251,601
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$272	$—	$—	$272

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$109	$13	$32	$60	$(8)	$2	$142	14,891
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	74,868	7,873	—	—	100 (1)	66,995	66,994,848
Northern Institutional Funds - U.S. Government Portfolio (Shares)	22,924	30,545	46,937	—	—	126	6,532	6,531,647
Total	$23,033	$105,426	$54,842	$60	$(8)	$228	$73,669	73,541,386

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

EQUITY FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP VALUE FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.4%
Automobile Components – 1.2%
American Axle & Manufacturing Holdings, Inc.*	555,161	$2,265
Dana, Inc.	50,128	860
Goodyear Tire & Rubber (The) Co.*	60,621	628
LCI Industries	7,489	683
Phinia, Inc.	15,284	680
Standard Motor Products, Inc.	72,529	2,228
Visteon Corp.*	6,859	640
		7,984
Automobiles – 0.2%
Harley-Davidson, Inc.	26,362	622
Thor Industries, Inc.	8,541	759
		1,381
Banks – 17.3%
1st Source Corp.	10,877	675
ACNB Corp.	15,777	676
Amalgamated Financial Corp.	26,573	829
Ameris Bancorp	46,610	3,016
Atlantic Union Bankshares Corp.	121,200	3,791
Axos Financial, Inc.*	85,435	6,496
Bank First Corp.	6,318	743
Bank of NT Butterfield & Son (The) Ltd.	47,027	2,082
Bank7 Corp.	16,198	678
Banner Corp.	32,900	2,111
Bar Harbor Bankshares	21,931	657
Berkshire Hills Bancorp, Inc.	26,060	653
Business First Bancshares, Inc.	26,936	664
Cadence Bank	156,896	5,018
Camden National Corp.	16,273	660
Cathay General Bancorp	103,824	4,727
Central Pacific Financial Corp.	40,034	1,122
ChoiceOne Financial Services, Inc.	23,255	667
Civista Bancshares, Inc.	32,684	758
CNB Financial Corp.	17,312	396
Colony Bankcorp, Inc.	40,253	663
Community Financial System, Inc.	60,496	3,440
Community Trust Bancorp, Inc.	73,142	3,871
Customers Bancorp, Inc.*	13,306	782
CVB Financial Corp.	110,114	2,179
Enterprise Financial Services Corp.	24,784	1,366
Equity Bancshares, Inc., Class A	16,496	673
Farmers National Banc Corp.	49,642	685
FB Financial Corp.	14,104	639
First BanCorp	355,441	7,404
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Banks – 17.3%continued
First Bank	43,672	$676
First Business Financial Services, Inc.	15,607	791
First Commonwealth Financial Corp.	140,825	2,286
First Financial Bancorp	111,262	2,699
First Financial Corp.	18,529	1,004
First Hawaiian, Inc.	9,598	240
First Mid Bancshares, Inc.	18,786	704
FS Bancorp, Inc.	16,926	667
Glacier Bancorp, Inc.	29,715	1,280
Guaranty Bancshares, Inc.	15,888	674
Hancock Whitney Corp.	73,788	4,235
Hanmi Financial Corp.	28,899	713
HBT Financial, Inc.	28,695	723
Heritage Financial Corp.	36,355	867
Horizon Bancorp, Inc.	33,096	509
Independent Bank Corp.	21,202	687
Mercantile Bank Corp.	15,161	704
Metrocity Bankshares, Inc.	23,558	673
Metropolitan Bank Holding Corp.*	11,979	839
NBT Bancorp, Inc.	112,012	4,654
Nicolet Bankshares, Inc.	5,906	729
Northeast Community Bancorp, Inc.	27,762	645
Northrim BanCorp, Inc.	8,938	834
OFG Bancorp	65,760	2,814
Old Second Bancorp, Inc.	22,670	402
PCB Bancorp	34,584	726
Preferred Bank	18,992	1,644
Renasant Corp.	48,513	1,743
S&T Bancorp, Inc.	17,441	660
Shore Bancshares, Inc.	48,567	763
Sierra Bancorp	61,364	1,822
SmartFinancial, Inc.	21,314	720
Southern Missouri Bancorp, Inc.	12,640	692
Southside Bancshares, Inc.	22,237	654
SouthState Corp.	27,461	2,527
Stock Yards Bancorp, Inc.	10,519	831
Texas Capital Bancshares, Inc.*	29,747	2,362
TriCo Bancshares	67,139	2,718
UMB Financial Corp.	25,406	2,672
Unity Bancorp, Inc.	15,431	726
Univest Financial Corp.	36,193	1,087
USCB Financial Holdings, Inc.	35,725	591
NORTHERN FUNDS QUARTERLY REPORT  144 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Banks – 17.3%continued
Westamerica BanCorp	35,326	$1,711
WSFS Financial Corp.	12,012	661
		114,480
Biotechnology – 2.9%
Agios Pharmaceuticals, Inc.*	25,631	852
Akebia Therapeutics, Inc.*	168,684	614
Cardiff Oncology, Inc.*	200,244	631
CRISPR Therapeutics A.G.* †	18,573	903
Cullinan Therapeutics, Inc.*	9,057	68
CureVac N.V.*	213,596	1,160
Entrada Therapeutics, Inc.*	47,329	318
GRAIL, Inc.* †	50,990	2,622
Immatics N.V.*	157,971	850
Instil Bio, Inc.*	46,166	962
Janux Therapeutics, Inc.*	22,476	519
Monte Rosa Therapeutics, Inc.*	315,048	1,421
Novavax, Inc.* †	22,065	139
Nurix Therapeutics, Inc.*	13,216	151
Organogenesis Holdings, Inc.*	192,185	703
PDL BioPharma, Inc.(1) *	1,029,654	422
Praxis Precision Medicines, Inc.*	43,596	1,833
Stoke Therapeutics, Inc.*	53,606	608
Tonix Pharmaceuticals Holding Corp.*	90,648	3,262
Veracyte, Inc.*	46,451	1,256
		19,294
Building Products – 1.1%
American Woodmark Corp.*	3,770	201
Gibraltar Industries, Inc.*	11,337	669
Insteel Industries, Inc.	3,057	114
Masterbrand, Inc.*	49,318	539
Quanex Building Products Corp.	5,202	98
Resideo Technologies, Inc.*	36,922	815
UFP Industries, Inc.	48,120	4,781
		7,217
Capital Markets – 0.4%
Donnelley Financial Solutions, Inc.*	28,127	1,734
Virtus Investment Partners, Inc.	3,547	644
		2,378
Chemicals – 1.2%
AdvanSix, Inc.	2,076	49
Avient Corp.	18,665	603
Ecovyst, Inc.*	18,387	152
Flotek Industries, Inc.*	61,928	914
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Chemicals – 1.2%continued
H.B. Fuller Co.	21,564	$1,297
Innospec, Inc.	27,828	2,340
Koppers Holdings, Inc.	23,332	750
Perimeter Solutions, Inc.*	46,744	651
Quaker Chemical Corp.	5,522	618
Stepan Co.	11,547	630
		8,004
Commercial Services & Supplies – 1.3%
CoreCivic, Inc.*	29,664	625
Deluxe Corp.	39,935	635
Ennis, Inc.	43,249	785
Healthcare Services Group, Inc.*	11,605	175
Interface, Inc.	32,147	673
OPENLANE, Inc.*	27,862	681
Steelcase, Inc., Class A	14,747	154
UniFirst Corp.	25,339	4,769
		8,497
Communications Equipment – 0.8%
Ceragon Networks Ltd.* †	274,485	675
Digi International, Inc.*	72,676	2,534
Harmonic, Inc.*	69,905	662
NETGEAR, Inc.*	28,360	824
Ribbon Communications, Inc.*	172,333	691
		5,386
Construction & Engineering – 1.4%
Arcosa, Inc.	61,770	5,356
Concrete Pumping Holdings, Inc.	113,598	699
Fluor Corp.*	17,858	915
Granite Construction, Inc.	3,295	308
Great Lakes Dredge & Dock Corp.*	70,784	863
Primoris Services Corp.	10,981	856
		8,997
Consumer Finance – 2.8%
Atlanticus Holdings Corp.*	12,915	707
Bread Financial Holdings, Inc.	13,537	773
Enova International, Inc.*	59,068	6,587
Navient Corp.	146,179	2,061
Nelnet, Inc., Class A	41,599	5,039
PROG Holdings, Inc.	23,834	700
Regional Management Corp.	20,910	611
World Acceptance Corp.*	11,337	1,872
		18,350
EQUITY FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Consumer Staples Distribution & Retail – 1.1%
Andersons (The), Inc.	142,329	$5,231
Ingles Markets, Inc., Class A	26,398	1,673
Natural Grocers by Vitamin Cottage, Inc.	3,581	140
PriceSmart, Inc.	4,742	498
		7,542
Containers & Packaging – 0.1%
Myers Industries, Inc.	56,747	822
Distributors – 0.3%
GigaCloud Technology, Inc., Class A* †	96,932	1,917
Diversified Consumer Services – 0.4%
American Public Education, Inc.*	27,008	823
Graham Holdings Co., Class B	642	607
Mister Car Wash, Inc.*	81,315	489
Perdoceo Education Corp.	10,323	337
Strategic Education, Inc.	7,375	628
		2,884
Diversified Real Estate Investment Trusts – 1.7%
Alexander & Baldwin, Inc.	35,391	631
American Assets Trust, Inc.	83,891	1,657
Armada Hoffler Properties, Inc.	87,660	602
Broadstone Net Lease, Inc.	104,250	1,673
Essential Properties Realty Trust, Inc.	148,209	4,729
One Liberty Properties, Inc.	77,771	1,856
		11,148
Diversified Telecommunication Services – 0.1%
Bandwidth, Inc., Class A*	6,575	105
IDT Corp., Class B	5,538	378
		483
Electric Utilities – 1.2%
Portland General Electric Co.	96,075	3,904
TXNM Energy, Inc.	71,507	4,027
		7,931
Electrical Equipment – 2.2%
Allient, Inc.	29,692	1,078
Atkore, Inc.	46,322	3,268
EnerSys	45,096	3,868
NEXTracker, Inc., Class A*	34,436	1,872
Preformed Line Products Co.	6,050	967
Sensata Technologies Holding PLC	91,348	2,751
Thermon Group Holdings, Inc.*	23,358	656
		14,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Electronic Equipment, Instruments & Components – 2.8%
Bel Fuse, Inc., Class B	1,650	$161
Benchmark Electronics, Inc.	5,607	218
ePlus, Inc.*	4,187	302
Itron, Inc.*	9,089	1,196
Kimball Electronics, Inc.*	22,749	437
PC Connection, Inc.	83,760	5,510
Sanmina Corp.*	84,141	8,232
ScanSource, Inc.*	3,954	165
TTM Technologies, Inc.*	32,300	1,318
Vishay Precision Group, Inc.*	23,940	673
		18,212
Energy Equipment & Services – 1.3%
Aris Water Solutions, Inc., Class A	24,487	579
Atlas Energy Solutions, Inc.†	38,368	513
Helix Energy Solutions Group, Inc.*	80,452	502
Innovex International, Inc.*	37,842	591
Liberty Energy, Inc.	51,568	592
Noble Corp. PLC	60,920	1,618
RPC, Inc.	62,833	297
Select Water Solutions, Inc.	67,327	582
TETRA Technologies, Inc.*	169,144	568
Valaris Ltd.*	69,423	2,923
		8,765
Entertainment – 0.0%
Reservoir Media, Inc.*	10,199	78
Financial Services – 3.1%
Burford Capital Ltd.	56,279	802
Enact Holdings, Inc.	6,744	250
Essent Group Ltd.	58,762	3,569
Jackson Financial, Inc., Class A	48,514	4,308
Merchants Bancorp	3,257	108
Mr Cooper Group, Inc.*	33,619	5,016
Pagseguro Digital Ltd., Class A	15,759	152
Radian Group, Inc.	179,209	6,455
		20,660
Food Products – 0.1%
Adecoagro S.A.	13,842	126
Mission Produce, Inc.*	11,144	131
Seneca Foods Corp., Class A*	6,825	692
		949
Gas Utilities – 1.6%
MDU Resources Group, Inc.	36,129	602
New Jersey Resources Corp.	64,245	2,879
NORTHERN FUNDS QUARTERLY REPORT  146 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Gas Utilities – 1.6%continued
Northwest Natural Holding Co.	37,437	$1,487
Southwest Gas Holdings, Inc.	17,866	1,329
Spire, Inc.	61,440	4,485
		10,782
Ground Transportation – 0.7%
ArcBest Corp.	59,595	4,590
Universal Logistics Holdings, Inc.	6,118	155
		4,745
Health Care Equipment & Supplies – 1.2%
Artivion, Inc.*	10,135	315
Avanos Medical, Inc.*	15,045	184
Embecta Corp.	9,048	88
Enovis Corp.*	20,616	647
ICU Medical, Inc.*	13,729	1,814
Inmode Ltd.*	13,297	192
Integer Holdings Corp.*	5,237	644
Integra LifeSciences Holdings Corp.*	12,286	151
LivaNova PLC*	16,185	729
Outset Medical, Inc.*	94,850	1,822
QuidelOrtho Corp.*	22,146	638
Zimvie, Inc.*	38,706	362
		7,586
Health Care Providers & Services – 1.5%
AdaptHealth Corp.*	58,724	554
Addus HomeCare Corp.*	2,515	290
Castle Biosciences, Inc.*	8,756	179
Concentra Group Holdings Parent, Inc.	21,628	445
Cross Country Healthcare, Inc.*	31,724	414
Fulgent Genetics, Inc.*	2,024	40
Innovage Holding Corp.*	111,053	410
LifeStance Health Group, Inc.*	89,467	462
National HealthCare Corp.	6,500	696
NeoGenomics, Inc.*	125,479	917
Option Care Health, Inc.*	107,718	3,499
Owens & Minor, Inc.*	70,617	643
Select Medical Holdings Corp.	37,492	569
Surgery Partners, Inc.*	37,720	838
		9,956
Health Care Real Estate Investment Trusts – 1.6%
CareTrust REIT, Inc.	106,850	3,270
National Health Investors, Inc.	57,634	4,041
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Health Care Real Estate Investment Trusts – 1.6%continued
Sabra Health Care REIT, Inc.	134,248	$2,475
Sila Realty Trust, Inc.	22,467	532
		10,318
Health Care Technology – 0.6%
Certara, Inc.*	62,025	726
Evolent Health, Inc., Class A*	60,179	677
HealthStream, Inc.	4,757	131
LifeMD, Inc.*	42,057	573
OptimizeRx Corp.*	48,195	651
Teladoc Health, Inc.*	148,795	1,296
		4,054
Hotel & Resort Real Estate Investment Trusts – 1.2%
Apple Hospitality REIT, Inc.	122,487	1,429
DiamondRock Hospitality Co.	277,313	2,124
RLJ Lodging Trust	101,329	738
Summit Hotel Properties, Inc.	51,606	263
Sunstone Hotel Investors, Inc.	301,611	2,618
Xenia Hotels & Resorts, Inc.	50,633	636
		7,808
Hotels, Restaurants & Leisure – 1.4%
BJ's Restaurants, Inc.*	3,653	163
Cracker Barrel Old Country Store, Inc.	10,847	663
Golden Entertainment, Inc.	21,420	630
International Game Technology PLC	115,571	1,827
Marriott Vacations Worldwide Corp.	31,929	2,309
Portillo's, Inc., Class A* †	53,494	624
Potbelly Corp.*	53,885	660
Pursuit Attractions and Hospitality, Inc.*	18,460	532
RCI Hospitality Holdings, Inc.	14,706	561
Red Rock Resorts, Inc., Class A	21,206	1,103
		9,072
Household Durables – 4.0%
Ethan Allen Interiors, Inc.	93,404	2,601
Green Brick Partners, Inc.*	7,130	448
Helen of Troy Ltd.*	2,415	69
Hovnanian Enterprises, Inc., Class A*	836	87
KB Home	101,672	5,386
La-Z-Boy, Inc.	6,723	250
M/I Homes, Inc.*	27,724	3,108
Meritage Homes Corp.	41,439	2,775
Taylor Morrison Home Corp.*	157,112	9,650
Tri Pointe Homes, Inc.*	64,912	2,074
		26,448
EQUITY FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Independent Power & Renewable Electricity Producers – 0.8%
Clearway Energy, Inc., Class C	161,405	$5,165
Industrial Real Estate Investment Trusts – 1.2%
Innovative Industrial Properties, Inc.	34,447	1,902
LXP Industrial Trust	138,022	1,140
Plymouth Industrial REIT, Inc.	39,314	632
Terreno Realty Corp.	69,293	3,885
		7,559
Insurance – 3.2%
Brighthouse Financial, Inc.*	11,032	593
CNO Financial Group, Inc.	208,602	8,048
Employers Holdings, Inc.	131,508	6,205
F&G Annuities & Life, Inc.	17,165	549
Genworth Financial, Inc.*	341,055	2,653
Heritage Insurance Holdings, Inc.*	38,835	969
Mercury General Corp.	11,023	742
Stewart Information Services Corp.	19,967	1,300
		21,059
Interactive Media & Services – 1.1%
Angi, Inc.*	164,801	2,515
Cars.com, Inc.*	117,199	1,389
Taboola.com Ltd.*	176,351	645
TripAdvisor, Inc.*	47,861	625
Vimeo, Inc.*	124,051	501
Ziff Davis, Inc.*	35,561	1,076
ZoomInfo Technologies, Inc.*	63,343	641
		7,392
IT Services – 0.3%
ASGN, Inc.*	25,964	1,296
DXC Technology Co.*	43,654	668
Grid Dynamics Holdings, Inc.*	12,024	139
Hackett Group (The), Inc.	4,340	110
		2,213
Leisure Products – 0.2%
Brunswick Corp.	12,656	699
JAKKS Pacific, Inc.	28,399	590
		1,289
Life Sciences Tools & Services – 0.3%
BioLife Solutions, Inc.*	3,904	84
Harvard Bioscience, Inc.*	32,288	14
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Life Sciences Tools & Services – 0.3%continued
Quantum-Si, Inc.* †	995,419	$1,951
Standard BioTools, Inc.*	73,832	89
		2,138
Machinery – 1.6%
Astec Industries, Inc.	15,962	666
Enpro, Inc.	5,474	1,049
Greenbrier (The) Cos., Inc.	12,879	593
Helios Technologies, Inc.	21,891	731
Kennametal, Inc.	30,591	702
Miller Industries, Inc.	1,802	80
Proto Labs, Inc.*	16,319	653
Standex International Corp.	21,007	3,287
Terex Corp.	29,796	1,391
Trinity Industries, Inc.	12,866	348
Worthington Enterprises, Inc.	11,602	738
		10,238
Marine Transportation – 0.7%
Golden Ocean Group Ltd.	46,539	341
Matson, Inc.	36,348	4,047
Safe Bulkers, Inc.	83,823	302
Star Bulk Carriers Corp.	7,752	134
		4,824
Media – 1.7%
Integral Ad Science Holding Corp.*	83,441	693
Nexxen International Ltd.*	72,998	760
Scholastic Corp.	71,147	1,493
Sinclair, Inc.	41,155	569
Stagwell, Inc.*	97,213	438
TEGNA, Inc.	442,259	7,412
		11,365
Metals & Mining – 2.7%
Alpha Metallurgical Resources, Inc.*	3,178	358
Coeur Mining, Inc.*	278,791	2,470
Commercial Metals Co.	150,017	7,337
Hecla Mining Co.	480,496	2,878
Kaiser Aluminum Corp.	2,498	200
Ryerson Holding Corp.	27,904	602
SunCoke Energy, Inc.	77,692	667
Warrior Met Coal, Inc.	51,391	2,355
Worthington Steel, Inc.	25,845	771
		17,638
NORTHERN FUNDS QUARTERLY REPORT  148 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Mortgage Real Estate Investment Trusts – 0.7%
Arbor Realty Trust, Inc.†	206,691	$2,212
Ellington Financial, Inc.	106,275	1,381
PennyMac Mortgage Investment Trust	96,928	1,246
		4,839
Multi-Utilities – 1.1%
Black Hills Corp.	66,144	3,711
Northwestern Energy Group, Inc.	70,006	3,591
		7,302
Office Real Estate Investment Trusts – 0.9%
Douglas Emmett, Inc.	56,767	854
Easterly Government Properties, Inc.	23,673	526
Empire State Realty Trust, Inc., Class A	225,770	1,826
Highwoods Properties, Inc.	16,613	517
SL Green Realty Corp.	35,047	2,169
		5,892
Oil, Gas & Consumable Fuels – 5.1%
California Resources Corp.	80,137	3,660
Centrus Energy Corp., Class A*	3,713	680
Civitas Resources, Inc.	36,347	1,000
CNX Resources Corp.*	162,445	5,471
Core Natural Resources, Inc.	16,451	1,147
DHT Holdings, Inc.	372,777	4,030
Dorian LPG Ltd.	13,197	322
HighPeak Energy, Inc.†	133,713	1,310
Kinetik Holdings, Inc.	10,752	474
Matador Resources Co.	89,596	4,275
Nordic American Tankers Ltd.	16,249	43
Northern Oil & Gas, Inc.	55,402	1,571
REX American Resources Corp.*	21,649	1,055
Riley Exploration Permian, Inc.	21,720	570
SandRidge Energy, Inc.	57,390	621
Scorpio Tankers, Inc.	45,581	1,784
SFL Corp. Ltd.	71,847	598
Sitio Royalties Corp., Class A	32,933	605
SM Energy Co.	66,055	1,632
Teekay Tankers Ltd., Class A	50,426	2,104
World Kinect Corp.	23,101	655
		33,607
Passenger Airlines – 0.5%
SkyWest, Inc.*	16,985	1,749
Sun Country Airlines Holdings, Inc.*	147,211	1,730
		3,479
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Personal Care Products – 0.1%
Edgewell Personal Care Co.	7,847	$184
USANA Health Sciences, Inc.*	12,133	370
		554
Pharmaceuticals – 1.9%
Amneal Pharmaceuticals, Inc.*	116,605	943
Amphastar Pharmaceuticals, Inc.*	4,440	102
Amylyx Pharmaceuticals, Inc.* †	172,825	1,108
Fulcrum Therapeutics, Inc.*	136,801	941
Ligand Pharmaceuticals, Inc.*	14,959	1,701
Pacira BioSciences, Inc.*	49,600	1,185
Prestige Consumer Healthcare, Inc.*	55,955	4,468
Supernus Pharmaceuticals, Inc.*	52,220	1,646
Theravance Biopharma, Inc.*	10,508	116
		12,210
Professional Services – 0.9%
Concentrix Corp.	12,378	654
Heidrick & Struggles International, Inc.	3,162	145
Korn Ferry	48,472	3,554
Mistras Group, Inc.*	60,661	486
Willdan Group, Inc.*	15,023	939
		5,778
Real Estate Management & Development – 0.8%
Cushman & Wakefield PLC*	268,373	2,971
Howard Hughes Holdings, Inc.*	8,594	580
Newmark Group, Inc., Class A	126,360	1,535
		5,086
Retail Real Estate Investment Trusts – 1.5%
Acadia Realty Trust	32,637	606
Getty Realty Corp.	52,181	1,442
InvenTrust Properties Corp.	22,289	611
Macerich (The) Co.	33,940	549
Phillips Edison & Co., Inc.	64,628	2,264
SITE Centers Corp.	56,786	642
Tanger, Inc.	42,441	1,298
Urban Edge Properties	105,628	1,971
Whitestone REIT	42,749	534
		9,917
Semiconductors & Semiconductor Equipment – 2.7%
ACM Research, Inc., Class A*	56,512	1,464
Aehr Test Systems*	75,748	980
Axcelis Technologies, Inc.*	57,459	4,004
Diodes, Inc.*	39,011	2,063
EQUITY FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Semiconductors & Semiconductor Equipment – 2.7%continued
Photronics, Inc.*	230,272	$4,336
Synaptics, Inc.*	40,950	2,654
Veeco Instruments, Inc.*	128,675	2,615
		18,116
Software – 0.6%
Box, Inc., Class A*	18,093	618
Commvault Systems, Inc.*	8,752	1,526
LiveRamp Holdings, Inc.*	10,400	343
Mitek Systems, Inc.*	77,472	767
Olo, Inc., Class A*	103,341	920
		4,174
Specialized Real Estate Investment Trusts – 0.7%
EPR Properties	12,425	724
Farmland Partners, Inc.	30,380	350
PotlatchDeltic Corp.	16,157	620
Uniti Group, Inc.*	631,370	2,727
		4,421
Specialty Retail – 2.1%
Academy Sports & Outdoors, Inc.	15,475	693
American Eagle Outfitters, Inc.	45,163	435
Asbury Automotive Group, Inc.*	3,234	771
Caleres, Inc.	5,579	68
Group 1 Automotive, Inc.	1,630	712
Lands' End, Inc.*	24,732	265
National Vision Holdings, Inc.*	27,135	624
Sally Beauty Holdings, Inc.*	16,482	153
Shoe Carnival, Inc.	85,724	1,604
Signet Jewelers Ltd.	22,268	1,771
Sonic Automotive, Inc., Class A	62,481	4,994
Urban Outfitters, Inc.*	14,582	1,058
Victoria's Secret & Co.*	40,795	756
		13,904
Technology Hardware, Storage & Peripherals – 0.7%
Corsair Gaming, Inc.*	96,417	909
Diebold Nixdorf, Inc.*	46,015	2,549
Eastman Kodak Co.*	107,746	609
Turtle Beach Corp.*	46,394	642
		4,709
Textiles, Apparel & Luxury Goods – 0.3%
Figs, Inc., Class A*	71,646	404
G-III Apparel Group Ltd.*	7,185	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%continued
Textiles, Apparel & Luxury Goods – 0.3%continued
PVH Corp.	22,123	$1,518
Rocky Brands, Inc.	5,120	113
		2,196
Trading Companies & Distributors – 2.1%
Boise Cascade Co.	13,904	1,207
DNOW, Inc.*	37,818	561
GATX Corp.	37,324	5,732
Hudson Technologies, Inc.*	107,366	872
NPK International, Inc.*	216,364	1,841
Rush Enterprises, Inc., Class A	57,696	2,972
Willis Lease Finance Corp.	4,002	571
		13,756
Water Utilities – 0.1%
Artesian Resources Corp., Class A	18,228	612
Total Common Stocks
(Cost $441,021)		630,020

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	—
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$5
Total Warrants
(Cost $—)		5

NORTHERN FUNDS QUARTERLY REPORT  150 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(2) (3) (4)	13,298,904	$13,299
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(2) (3)	28,125,109	28,125
Total Investment Companies
(Cost $41,424)		41,424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill,
4.14%, 11/28/25(5) (6)	$2,440	$2,398
Total Short-Term Investments
(Cost $2,398)		2,398

Total Investments – 102.0%
(Cost $484,843)		673,847
Liabilities less Other Assets – (2.0%)		(13,259)
NET ASSETS – 100.0%		$660,588

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	226	$24,766	Long	9/25	$466
E-Mini S&P 500	19	5,941	Long	9/25	137
Total					$603
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$18,872	$—	$422	$19,294
All Other Industries(1)	610,726	—	—	610,726
Total Common Stocks	629,598	—	422	630,020
Rights(1)	—	—	—	—
Warrants	—	5	—	5
Investment Companies	41,424	—	—	41,424
Short-Term Investments	—	2,398	—	2,398
Total Investments	$671,022	$2,403	$422	$673,847
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$603	$—	$—	$603

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$23,141	$9,842	$44 (1)	$13,299	13,298,904
Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,658	96,327	82,860	227	28,125	28,125,109
Total	$14,658	$119,468	$92,702	$271	$41,424	41,424,013

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

NORTHERN FUNDS QUARTERLY REPORT  152 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.*	21,852	$18,092
Boeing (The) Co.*	223,113	46,749
General Dynamics Corp.	74,153	21,627
General Electric Co.	315,924	81,316
Howmet Aerospace, Inc.	119,683	22,277
Huntington Ingalls Industries, Inc.	11,209	2,706
L3Harris Technologies, Inc.	55,696	13,971
Lockheed Martin Corp.	61,873	28,656
Northrop Grumman Corp.	40,211	20,105
RTX Corp.	394,732	57,639
Textron, Inc.	52,915	4,248
TransDigm Group, Inc.	16,569	25,195
		342,581
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	34,188	3,280
Expeditors International of Washington, Inc.	39,594	4,524
FedEx Corp.	65,076	14,792
United Parcel Service, Inc., Class B	218,117	22,017
		44,613
Automobile Components – 0.0%
Aptiv PLC*	63,354	4,322
Automobiles – 1.9%
Ford Motor Co.	1,147,961	12,455
General Motors Co.	286,601	14,104
Tesla, Inc.*	829,101	263,372
		289,931
Banks – 3.6%
Bank of America Corp.	1,940,927	91,845
Citigroup, Inc.	552,842	47,058
Citizens Financial Group, Inc.	127,445	5,703
Fifth Third Bancorp	196,537	8,083
Huntington Bancshares, Inc.	425,791	7,136
JPMorgan Chase & Co.	822,555	238,467
KeyCorp	289,830	5,049
M&T Bank Corp.	48,075	9,326
PNC Financial Services Group (The), Inc.	116,994	21,810
Regions Financial Corp.	265,651	6,248
Truist Financial Corp.	384,728	16,539
U.S. Bancorp	458,471	20,746
Wells Fargo & Co.	964,161	77,249
		555,259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Beverages – 1.1%
Brown-Forman Corp., Class B	56,883	$1,531
Coca-Cola (The) Co.	1,144,669	80,985
Constellation Brands, Inc., Class A	44,633	7,261
Keurig Dr. Pepper, Inc.	404,996	13,389
Molson Coors Beverage Co., Class B	50,399	2,424
Monster Beverage Corp.*	207,132	12,975
PepsiCo, Inc.	406,430	53,665
		172,230
Biotechnology – 1.6%
AbbVie, Inc.	522,445	96,976
Amgen, Inc.	159,344	44,490
Biogen, Inc.*	44,177	5,548
Gilead Sciences, Inc.	367,934	40,793
Incyte Corp.*	48,393	3,296
Moderna, Inc.*	102,375	2,825
Regeneron Pharmaceuticals, Inc.	30,516	16,021
Vertex Pharmaceuticals, Inc.*	76,050	33,857
		243,806
Broadline Retail – 4.0%
Amazon.com, Inc.*	2,794,965	613,187
eBay, Inc.	137,736	10,256
		623,443
Building Products – 0.6%
A.O. Smith Corp.	33,651	2,206
Allegion PLC	25,913	3,735
Builders FirstSource, Inc.*	31,724	3,702
Carrier Global Corp.	237,277	17,366
Johnson Controls International PLC	195,075	20,604
Lennox International, Inc.	9,350	5,360
Masco Corp.	61,426	3,953
Trane Technologies PLC	66,007	28,872
		85,798
Capital Markets – 3.4%
Ameriprise Financial, Inc.	28,250	15,078
Bank of New York Mellon (The) Corp.	212,102	19,325
Blackrock, Inc.	42,979	45,096
Blackstone, Inc.	215,086	32,173
Cboe Global Markets, Inc.	31,046	7,240
Charles Schwab (The) Corp.	505,611	46,132
CME Group, Inc.	106,428	29,334
Coinbase Global, Inc., Class A*	62,136	21,778
FactSet Research Systems, Inc.	11,474	5,132
Franklin Resources, Inc.	87,396	2,084
EQUITY FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Capital Markets – 3.4%continued
Goldman Sachs Group (The), Inc.	90,943	$64,365
Intercontinental Exchange, Inc.	169,681	31,131
Invesco Ltd.	126,463	1,994
KKR & Co., Inc.	199,408	26,527
MarketAxess Holdings, Inc.†	10,772	2,406
Moody's Corp.	45,737	22,941
Morgan Stanley	365,257	51,450
MSCI, Inc.	22,972	13,249
Nasdaq, Inc.(1)	122,493	10,953
Northern Trust Corp.(1)	58,149	7,373
Raymond James Financial, Inc.	53,972	8,278
S&P Global, Inc.	92,983	49,029
State Street Corp.	84,435	8,979
T. Rowe Price Group, Inc.	64,034	6,179
		528,226
Chemicals – 1.2%
Air Products and Chemicals, Inc.	65,753	18,546
Albemarle Corp.†	36,565	2,291
CF Industries Holdings, Inc.	48,952	4,504
Corteva, Inc.	202,729	15,109
Dow, Inc.	212,678	5,632
DuPont de Nemours, Inc.	122,761	8,420
Eastman Chemical Co.	32,961	2,461
Ecolab, Inc.	74,473	20,066
International Flavors & Fragrances, Inc.	74,692	5,494
Linde PLC	139,486	65,444
LyondellBasell Industries N.V., Class A	77,825	4,503
Mosaic (The) Co.	94,778	3,457
PPG Industries, Inc.	66,181	7,528
Sherwin-Williams (The) Co.	67,890	23,311
		186,766
Commercial Services & Supplies – 0.6%
Cintas Corp.	101,342	22,586
Copart, Inc.*	259,363	12,727
Republic Services, Inc.	60,023	14,802
Rollins, Inc.	83,499	4,711
Veralto Corp.	74,403	7,511
Waste Management, Inc.	107,890	24,688
		87,025
Communications Equipment – 0.9%
Arista Networks, Inc.*	303,503	31,051
Cisco Systems, Inc.	1,177,946	81,726
F5, Inc.*	17,133	5,043
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Communications Equipment – 0.9%continued
Juniper Networks, Inc.	97,558	$3,895
Motorola Solutions, Inc.	49,122	20,654
		142,369
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,644	16,501
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	17,641	9,684
Vulcan Materials Co.	38,677	10,088
		19,772
Consumer Finance – 0.6%
American Express Co.	163,824	52,257
Capital One Financial Corp.	189,368	40,290
Synchrony Financial	113,613	7,582
		100,129
Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	131,253	129,933
Dollar General Corp.	64,321	7,357
Dollar Tree, Inc.*	57,374	5,682
Kroger (The) Co.	182,816	13,114
Sysco Corp.	142,425	10,787
Target Corp.	133,315	13,152
Walgreens Boots Alliance, Inc.	214,750	2,465
Walmart, Inc.	1,278,843	125,045
		307,535
Containers & Packaging – 0.2%
Amcor PLC	689,448	6,336
Avery Dennison Corp.	22,525	3,953
Ball Corp.	83,267	4,670
International Paper Co.	154,585	7,239
Packaging Corp. of America	26,106	4,920
Smurfit WestRock PLC	148,761	6,419
		33,537
Distributors – 0.1%
Genuine Parts Co.	41,938	5,087
LKQ Corp.	75,546	2,796
Pool Corp.	11,489	3,349
		11,232
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,125,267	61,505
Verizon Communications, Inc.	1,249,192	54,053
		115,558
NORTHERN FUNDS QUARTERLY REPORT  154 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Electric Utilities – 1.5%
Alliant Energy Corp.	76,301	$4,614
American Electric Power Co., Inc.	157,641	16,357
Constellation Energy Corp.	92,401	29,823
Duke Energy Corp.	229,207	27,046
Edison International	113,360	5,849
Entergy Corp.	131,840	10,958
Evergy, Inc.	68,390	4,714
Eversource Energy	107,028	6,809
Exelon Corp.	297,370	12,912
FirstEnergy Corp.	149,325	6,012
NextEra Energy, Inc.	609,519	42,313
NRG Energy, Inc.	58,529	9,399
PG&E Corp.	654,068	9,118
Pinnacle West Capital Corp.	36,503	3,266
PPL Corp.	218,877	7,418
Southern (The) Co.	324,783	29,825
Xcel Energy, Inc.	169,926	11,572
		238,005
Electrical Equipment – 0.9%
AMETEK, Inc.	68,210	12,343
Eaton Corp. PLC	116,079	41,439
Emerson Electric Co.	166,621	22,216
GE Vernova, Inc.	80,959	42,840
Generac Holdings, Inc.*	16,900	2,420
Hubbell, Inc.	15,926	6,504
Rockwell Automation, Inc.	33,467	11,117
		138,879
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	357,616	35,314
CDW Corp.	38,344	6,848
Corning, Inc.	228,128	11,997
Jabil, Inc.	32,011	6,981
Keysight Technologies, Inc.*	50,767	8,319
Ralliant Corp.*	2,916	141
TE Connectivity PLC	88,075	14,856
Teledyne Technologies, Inc.*	13,821	7,081
Trimble, Inc.*	71,622	5,442
Zebra Technologies Corp., Class A*	14,904	4,596
		101,575
Energy Equipment & Services – 0.2%
Baker Hughes Co.	291,709	11,184
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Energy Equipment & Services – 0.2%continued
Halliburton Co.	258,893	$5,276
Schlumberger N.V.	399,484	13,503
		29,963
Entertainment – 1.8%
Electronic Arts, Inc.	68,207	10,893
Live Nation Entertainment, Inc.*	46,513	7,036
Netflix, Inc.*	125,987	168,713
Take-Two Interactive Software, Inc.*	50,132	12,175
TKO Group Holdings, Inc.	19,868	3,615
Walt Disney (The) Co.	532,679	66,057
Warner Bros. Discovery, Inc.*	668,336	7,659
		276,148
Financial Services – 4.3%
Apollo Global Management, Inc.	133,758	18,976
Berkshire Hathaway, Inc., Class B*	542,401	263,482
Corpay, Inc.*	20,669	6,858
Fidelity National Information Services, Inc.	154,130	12,548
Fiserv, Inc.*	164,665	28,390
Global Payments, Inc.	70,770	5,665
Jack Henry & Associates, Inc.	21,711	3,912
Mastercard, Inc., Class A	240,097	134,920
PayPal Holdings, Inc.*	289,197	21,493
Visa, Inc., Class A	506,470	179,822
		676,066
Food Products – 0.6%
Archer-Daniels-Midland Co.	143,687	7,584
Bunge Global S.A.	40,767	3,273
Conagra Brands, Inc.	146,086	2,990
General Mills, Inc.	163,977	8,496
Hershey (The) Co.	44,177	7,331
Hormel Foods Corp.	83,138	2,515
J.M. Smucker (The) Co.	32,592	3,201
Kellanova	78,234	6,222
Kraft Heinz (The) Co.	251,530	6,494
Lamb Weston Holdings, Inc.	40,480	2,099
McCormick & Co., Inc. (Non Voting)	73,789	5,595
Mondelez International, Inc., Class A	382,091	25,768
The Campbell's Company	61,515	1,885
Tyson Foods, Inc., Class A	83,339	4,662
		88,115
Gas Utilities – 0.0%
Atmos Energy Corp.	47,064	7,253
EQUITY FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Ground Transportation – 0.9%
CSX Corp.	559,011	$18,241
JB Hunt Transport Services, Inc.	23,937	3,437
Norfolk Southern Corp.	66,897	17,124
Old Dominion Freight Line, Inc.	54,347	8,820
Uber Technologies, Inc.*	618,799	57,734
Union Pacific Corp.	176,282	40,559
		145,915
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	514,704	70,005
Align Technology, Inc.*	19,559	3,703
Baxter International, Inc.	155,274	4,702
Becton Dickinson & Co.	85,228	14,681
Boston Scientific Corp.*	437,439	46,985
Cooper (The) Cos., Inc.*	60,687	4,318
Dexcom, Inc.*	116,546	10,173
Edwards Lifesciences Corp.*	172,109	13,461
GE HealthCare Technologies, Inc.	136,684	10,124
Hologic, Inc.*	65,147	4,245
IDEXX Laboratories, Inc.*	23,993	12,868
Insulet Corp.* †	20,883	6,561
Intuitive Surgical, Inc.*	106,162	57,690
Medtronic PLC	378,641	33,006
ResMed, Inc.	43,469	11,215
Solventum Corp.*	41,270	3,130
STERIS PLC	29,136	6,999
Stryker Corp.	101,975	40,344
Zimmer Biomet Holdings, Inc.	59,693	5,445
		359,655
Health Care Providers & Services – 1.8%
Cardinal Health, Inc.	70,890	11,910
Cencora, Inc.	51,036	15,303
Centene Corp.*	149,120	8,094
Cigna Group (The)	78,696	26,015
CVS Health Corp.	374,716	25,848
DaVita, Inc.*	12,518	1,783
Elevance Health, Inc.	66,561	25,890
HCA Healthcare, Inc.	51,525	19,739
Henry Schein, Inc.*	34,516	2,521
Humana, Inc.	36,140	8,836
Labcorp Holdings, Inc.	24,744	6,496
McKesson Corp.	37,018	27,126
Molina Healthcare, Inc.*	15,676	4,670
Quest Diagnostics, Inc.	32,953	5,919
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Health Care Providers & Services – 1.8%continued
UnitedHealth Group, Inc.	268,028	$83,617
Universal Health Services, Inc., Class B	16,309	2,954
		276,721
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	47,019	3,415
Healthpeak Properties, Inc.	211,691	3,707
Ventas, Inc.	133,473	8,429
Welltower, Inc.	183,343	28,185
		43,736
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	211,960	3,256
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	126,899	16,794
Booking Holdings, Inc.	9,646	55,843
Caesars Entertainment, Inc.*	65,488	1,859
Carnival Corp.*	306,682	8,624
Chipotle Mexican Grill, Inc.*	400,487	22,487
Darden Restaurants, Inc.	34,726	7,569
Domino's Pizza, Inc.	10,067	4,536
DoorDash, Inc., Class A*	101,357	24,985
Expedia Group, Inc.	36,595	6,173
Hilton Worldwide Holdings, Inc.	70,709	18,833
Las Vegas Sands Corp.	102,256	4,449
Marriott International, Inc., Class A	67,635	18,479
McDonald's Corp.	211,493	61,792
MGM Resorts International*	58,067	1,997
Norwegian Cruise Line Holdings Ltd.*	133,799	2,713
Royal Caribbean Cruises Ltd.	73,551	23,032
Starbucks Corp.	335,431	30,736
Wynn Resorts Ltd.	24,834	2,326
Yum! Brands, Inc.	82,576	12,236
		325,463
Household Durables – 0.3%
D.R. Horton, Inc.	80,915	10,432
Garmin Ltd.	45,491	9,495
Lennar Corp., Class A	69,691	7,708
Mohawk Industries, Inc.*	14,631	1,534
NVR, Inc.*	850	6,278
PulteGroup, Inc.	60,356	6,365
		41,812
Household Products – 1.0%
Church & Dwight Co., Inc.	72,069	6,926
Clorox (The) Co.	37,322	4,481
NORTHERN FUNDS QUARTERLY REPORT  156 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Household Products – 1.0%continued
Colgate-Palmolive Co.	238,572	$21,686
Kimberly-Clark Corp.	97,897	12,621
Procter & Gamble (The) Co.	693,708	110,522
		156,236
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	215,178	2,264
Vistra Corp.	100,576	19,492
		21,756
Industrial Conglomerates – 0.4%
3M Co.	159,683	24,310
Honeywell International, Inc.	190,604	44,388
		68,698
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	275,258	28,935
Insurance – 2.1%
Aflac, Inc.	144,976	15,289
Allstate (The) Corp.	78,319	15,766
American International Group, Inc.	171,746	14,700
Aon PLC, Class A	63,896	22,796
Arch Capital Group Ltd.	109,493	9,969
Arthur J. Gallagher & Co.	75,801	24,265
Assurant, Inc.	15,319	3,025
Brown & Brown, Inc.	82,907	9,192
Chubb Ltd.	110,047	31,883
Cincinnati Financial Corp.	46,387	6,908
Erie Indemnity Co., Class A	7,139	2,476
Everest Group Ltd.	12,494	4,246
Globe Life, Inc.	25,074	3,116
Hartford Insurance Group (The), Inc.	84,334	10,700
Loews Corp.	52,536	4,815
Marsh & McLennan Cos., Inc.	146,167	31,958
MetLife, Inc.	168,167	13,524
Principal Financial Group, Inc.	59,636	4,737
Progressive (The) Corp.	173,309	46,249
Prudential Financial, Inc.	104,053	11,180
Travelers (The) Cos., Inc.	67,018	17,930
W R Berkley Corp.	89,081	6,545
Willis Towers Watson PLC	29,565	9,062
		320,331
Interactive Media & Services – 6.6%
Alphabet, Inc., Class A	1,721,295	303,344
Alphabet, Inc., Class C	1,389,481	246,480
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Interactive Media & Services – 6.6%continued
Match Group, Inc.	71,038	$2,194
Meta Platforms, Inc., Class A	642,462	474,195
		1,026,213
IT Services – 1.1%
Accenture PLC, Class A	185,479	55,438
Akamai Technologies, Inc.*	41,921	3,343
Cognizant Technology Solutions Corp., Class A	146,355	11,420
EPAM Systems, Inc.*	17,129	3,029
Gartner, Inc.*	23,029	9,309
GoDaddy, Inc., Class A*	41,863	7,538
International Business Machines Corp.	274,659	80,964
VeriSign, Inc.	24,131	6,969
		178,010
Leisure Products – 0.0%
Hasbro, Inc.	37,742	2,786
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	85,109	10,044
Bio-Techne Corp.	48,495	2,495
Charles River Laboratories International, Inc.*	13,808	2,095
Danaher Corp.	187,898	37,118
IQVIA Holdings, Inc.*	47,941	7,555
Mettler-Toledo International, Inc.*	6,240	7,330
Revvity, Inc.	33,757	3,265
Thermo Fisher Scientific, Inc.	111,409	45,172
Waters Corp.*	17,443	6,088
West Pharmaceutical Services, Inc.	21,073	4,611
		125,773
Machinery – 1.5%
Caterpillar, Inc.	139,431	54,129
Cummins, Inc.	40,562	13,284
Deere & Co.	74,780	38,025
Dover Corp.	40,239	7,373
Fortive Corp.	100,044	5,215
IDEX Corp.	22,945	4,028
Illinois Tool Works, Inc.	78,445	19,396
Ingersoll Rand, Inc.	118,377	9,847
Nordson Corp.	15,615	3,347
Otis Worldwide Corp.	117,349	11,620
PACCAR, Inc.	154,271	14,665
Parker-Hannifin Corp.	37,883	26,460
Pentair PLC	49,115	5,042
EQUITY FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Machinery – 1.5%continued
Snap-on, Inc.	15,246	$4,744
Stanley Black & Decker, Inc.	47,404	3,212
Westinghouse Air Brake Technologies Corp.	50,577	10,588
Xylem, Inc.	71,443	9,242
		240,217
Media – 0.4%
Charter Communications, Inc., Class A*	28,296	11,568
Comcast Corp., Class A	1,098,748	39,214
Fox Corp., Class A	63,091	3,536
Fox Corp., Class B	36,917	1,906
Interpublic Group of (The) Cos., Inc.	113,938	2,789
News Corp., Class A	107,816	3,204
News Corp., Class B	34,133	1,171
Omnicom Group, Inc.	59,235	4,261
Paramount Global, Class B	169,274	2,184
		69,833
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	422,949	18,335
Newmont Corp.	331,060	19,288
Nucor Corp.	67,408	8,732
Steel Dynamics, Inc.	40,881	5,233
		51,588
Multi-Utilities – 0.6%
Ameren Corp.	80,001	7,683
CenterPoint Energy, Inc.	193,272	7,101
CMS Energy Corp.	88,669	6,143
Consolidated Edison, Inc.	107,028	10,740
Dominion Energy, Inc.	254,239	14,370
DTE Energy Co.	60,597	8,027
NiSource, Inc.	139,565	5,630
Public Service Enterprise Group, Inc.	147,419	12,410
Sempra	193,765	14,681
WEC Energy Group, Inc.	94,058	9,801
		96,586
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	41,706	2,814
Oil, Gas & Consumable Fuels – 2.8%
APA Corp.	111,796	2,045
Chevron Corp.	479,782	68,700
ConocoPhillips	372,373	33,417
Coterra Energy, Inc.	227,714	5,779
Devon Energy Corp.	191,966	6,106
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Oil, Gas & Consumable Fuels – 2.8%continued
Diamondback Energy, Inc.	56,004	$7,695
EOG Resources, Inc.	160,624	19,212
EQT Corp.	176,691	10,305
Expand Energy Corp.	63,893	7,472
Exxon Mobil Corp.	1,274,149	137,353
Hess Corp.	82,458	11,424
Kinder Morgan, Inc.	571,543	16,803
Marathon Petroleum Corp.	91,502	15,199
Occidental Petroleum Corp.	211,904	8,902
ONEOK, Inc.	186,079	15,190
Phillips 66	119,694	14,280
Targa Resources Corp.	64,540	11,235
Texas Pacific Land Corp.	5,522	5,833
Valero Energy Corp.	91,919	12,356
Williams (The) Cos., Inc.	360,181	22,623
		431,929
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	195,384	9,609
Southwest Airlines Co.	165,236	5,360
United Airlines Holdings, Inc.*	96,523	7,686
		22,655
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	69,987	5,655
Kenvue, Inc.	567,224	11,872
		17,527
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	602,225	27,877
Eli Lilly & Co.	232,706	181,401
Johnson & Johnson	711,994	108,757
Merck & Co., Inc.	741,523	58,699
Pfizer, Inc.	1,686,323	40,877
Viatris, Inc.	343,988	3,072
Zoetis, Inc.	131,062	20,439
		441,122
Professional Services – 0.6%
Automatic Data Processing, Inc.	120,128	37,047
Broadridge Financial Solutions, Inc.	34,672	8,426
Dayforce, Inc.*	48,664	2,696
Equifax, Inc.	36,713	9,522
Jacobs Solutions, Inc.	35,663	4,688
Leidos Holdings, Inc.	38,277	6,039
Paychex, Inc.	94,764	13,784
NORTHERN FUNDS QUARTERLY REPORT  158 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Professional Services – 0.6%continued
Paycom Software, Inc.	14,544	$3,366
Verisk Analytics, Inc.	41,446	12,910
		98,478
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	87,464	12,255
CoStar Group, Inc.*	124,762	10,031
		22,286
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.	41,558	8,457
Camden Property Trust	30,877	3,480
Equity Residential	99,637	6,724
Essex Property Trust, Inc.	19,417	5,503
Invitation Homes, Inc.	171,767	5,634
Mid-America Apartment Communities, Inc.	33,927	5,022
UDR, Inc.	86,632	3,537
		38,357
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	24,069	2,287
Kimco Realty Corp.	197,253	4,146
Realty Income Corp.	268,219	15,452
Regency Centers Corp.	47,155	3,359
Simon Property Group, Inc.	90,696	14,580
		39,824
Semiconductors & Semiconductor Equipment – 12.7%
Advanced Micro Devices, Inc.*	480,500	68,183
Analog Devices, Inc.	146,490	34,867
Applied Materials, Inc.	240,954	44,111
Broadcom, Inc.	1,391,053	383,444
Enphase Energy, Inc.*	37,360	1,481
First Solar, Inc.*	31,093	5,147
Intel Corp.	1,292,936	28,962
KLA Corp.	39,239	35,148
Lam Research Corp.	379,033	36,895
Microchip Technology, Inc.	157,917	11,113
Micron Technology, Inc.	331,131	40,812
Monolithic Power Systems, Inc.	14,053	10,278
NVIDIA Corp.	7,215,530	1,139,982
NXP Semiconductors N.V.	74,245	16,222
ON Semiconductor Corp.*	122,820	6,437
QUALCOMM, Inc.	323,914	51,586
Skyworks Solutions, Inc.	42,949	3,201
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Semiconductors & Semiconductor Equipment – 12.7%continued
Teradyne, Inc.	47,135	$4,238
Texas Instruments, Inc.	268,693	55,786
		1,977,893
Software – 11.4%
Adobe, Inc.*	125,813	48,675
ANSYS, Inc.*	25,902	9,097
Autodesk, Inc.*	63,542	19,671
Cadence Design Systems, Inc.*	81,017	24,965
Crowdstrike Holdings, Inc., Class A*	73,675	37,523
Fair Isaac Corp.*	7,223	13,203
Fortinet, Inc.*	188,005	19,876
Gen Digital, Inc.	161,246	4,741
Intuit, Inc.	82,611	65,067
Microsoft Corp.	2,198,759	1,093,685
Oracle Corp.	480,927	105,145
Palantir Technologies, Inc., Class A*	629,160	85,767
Palo Alto Networks, Inc.*	195,482	40,004
PTC, Inc.*	35,178	6,063
Roper Technologies, Inc.	31,694	17,965
Salesforce, Inc.	284,133	77,480
ServiceNow, Inc.*	61,248	62,968
Synopsys, Inc.*	45,668	23,413
Tyler Technologies, Inc.*	12,688	7,522
Workday, Inc., Class A*	64,284	15,428
		1,778,258
Specialized Real Estate Investment Trusts – 0.9%
American Tower Corp.	138,489	30,609
Crown Castle, Inc.	129,297	13,283
Digital Realty Trust, Inc.	93,511	16,302
Equinix, Inc.	28,954	23,032
Extra Space Storage, Inc.	63,489	9,361
Iron Mountain, Inc.	87,013	8,925
Public Storage	46,611	13,677
SBA Communications Corp.	31,882	7,487
VICI Properties, Inc.	312,091	10,174
Weyerhaeuser Co.	218,394	5,610
		138,460
Specialty Retail – 1.7%
AutoZone, Inc.*	4,960	18,413
Best Buy Co., Inc.	56,422	3,788
CarMax, Inc.*	44,239	2,973
Home Depot (The), Inc.	294,344	107,918
Lowe's Cos., Inc.	165,089	36,628
EQUITY FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Specialty Retail – 1.7%continued
O'Reilly Automotive, Inc.*	253,609	$22,858
Ross Stores, Inc.	96,470	12,308
TJX (The) Cos., Inc.	331,062	40,883
Tractor Supply Co.	158,296	8,353
Ulta Beauty, Inc.*	13,548	6,338
Williams-Sonoma, Inc.	35,703	5,833
		266,293
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	4,418,071	906,456
Dell Technologies, Inc., Class C	87,724	10,755
Hewlett Packard Enterprise Co.	384,692	7,867
HP, Inc.	283,204	6,927
NetApp, Inc.	59,598	6,350
Seagate Technology Holdings PLC	62,741	9,055
Super Micro Computer, Inc.* †	152,492	7,474
Western Digital Corp.	104,413	6,681
		961,565
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	45,675	4,708
Lululemon Athletica, Inc.*	32,256	7,663
NIKE, Inc., Class B	350,276	24,884
Ralph Lauren Corp.	11,904	3,265
Tapestry, Inc.	61,520	5,402
		45,922
Tobacco – 0.7%
Altria Group, Inc.	498,823	29,246
Philip Morris International, Inc.	459,908	83,763
		113,009
Trading Companies & Distributors – 0.3%
Fastenal Co.	339,146	14,244
United Rentals, Inc.	19,078	14,373
W.W. Grainger, Inc.	13,010	13,534
		42,151
Water Utilities – 0.1%
American Water Works Co., Inc.	56,948	7,922
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	141,150	33,630
Total Common Stocks
(Cost $3,788,123)		15,530,252

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(2) (3) (4)	6,047,913	$6,048
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(2) (3)	64,857,815	64,858
Total Investment Companies
(Cost $70,906)		70,906

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.14%, 11/28/25(5) (6)	$5,186	$5,097
Total Short-Term Investments
(Cost $5,097)		5,097

Total Investments – 100.0%
(Cost $3,864,126)		15,606,255
Other Assets less Liabilities – 0.0%		2,299
NET ASSETS – 100.0%		$15,608,554

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	235	$73,482	Long	9/25	$2,317
NORTHERN FUNDS QUARTERLY REPORT  160 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$15,530,252	$—	$—	$15,530,252
Investment Companies	70,906	—	—	70,906
Short-Term Investments	—	5,097	—	5,097
Total Investments	$15,601,158	$5,097	$—	$15,606,255
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,317	$—	$—	$2,317

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$9,517	$22	$275	$1,618	$71	$33	$10,953	122,493
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	39,556	33,508	—	—	1 (1)	6,048	6,047,913
Northern Institutional Funds - U.S. Government Portfolio (Shares)	129,995	183,124	248,261	—	—	1,292	64,858	64,857,815
Northern Trust Corp.	5,886	28	196	1,619	36	44	7,373	58,149
Total	$145,398	$222,730	$282,240	$3,237	$107	$1,370	$89,232	71,086,370

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

EQUITY FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	June 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 0.2%
Howmet Aerospace, Inc.	5,289	$984
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	7,862	754
Expeditors International of Washington, Inc.	14,161	1,618
		2,372
Automobiles – 1.1%
Tesla, Inc.*	15,363	4,880
Banks – 3.7%
Bank of America Corp.	4,883	231
Citigroup, Inc.	52,828	4,497
Commerce Bancshares, Inc.	15,731	978
First Hawaiian, Inc.	39,488	986
JPMorgan Chase & Co.	33,929	9,836
		16,528
Biotechnology – 2.3%
AbbVie, Inc.	28,283	5,250
Amgen, Inc.	4,226	1,180
Gilead Sciences, Inc.	37,553	4,163
		10,593
Broadline Retail – 3.5%
Amazon.com, Inc.*	64,925	14,244
eBay, Inc.	10,583	788
Etsy, Inc.*	18,473	927
		15,959
Building Products – 1.2%
Lennox International, Inc.	2,988	1,713
Masco Corp.	12,232	787
Trane Technologies PLC	6,985	3,055
		5,555
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	1,223	241
Ameriprise Financial, Inc.	1,870	998
Bank of New York Mellon (The) Corp.	25,535	2,326
Goldman Sachs Group (The), Inc.	1,123	795
Invesco Ltd.	102,508	1,617
Janus Henderson Group PLC	37,561	1,459
Morgan Stanley	33,791	4,760
State Street Corp.	19,281	2,050
		14,246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Chemicals – 1.0%
Ecolab, Inc.	8,389	$2,261
Sherwin-Williams (The) Co.	6,201	2,129
		4,390
Commercial Services & Supplies – 0.5%
Cintas Corp.	1,653	368
Veralto Corp.	18,572	1,875
		2,243
Communications Equipment – 0.7%
Cisco Systems, Inc.	31,988	2,219
F5, Inc.*	1,239	365
Motorola Solutions, Inc.	1,367	575
		3,159
Construction & Engineering – 0.7%
AECOM	7,938	896
EMCOR Group, Inc.	4,095	2,190
		3,086
Consumer Finance – 1.2%
Ally Financial, Inc.	16,016	624
Capital One Financial Corp.	3,749	798
SLM Corp.	57,531	1,886
Synchrony Financial	29,561	1,973
		5,281
Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	3,245	3,212
Walmart, Inc.	11,356	1,111
		4,323
Containers & Packaging – 0.9%
Avery Dennison Corp.	6,769	1,188
Crown Holdings, Inc.	13,140	1,353
Sealed Air Corp.	47,857	1,485
		4,026
Diversified Consumer Services – 0.0%
H&R Block, Inc.	3,961	217
Diversified Telecommunication Services – 0.3%
Iridium Communications, Inc.	52,224	1,576
Electric Utilities – 0.4%
Duke Energy Corp.	8,347	985
Exelon Corp.	21,603	938
		1,923
Electrical Equipment – 0.8%
Acuity, Inc.	5,239	1,563
NORTHERN FUNDS QUARTERLY REPORT  162 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Electrical Equipment – 0.8%continued
GE Vernova, Inc.	3,277	$1,734
Rockwell Automation, Inc.	835	277
		3,574
Energy Equipment & Services – 0.7%
Schlumberger N.V.	34,773	1,175
TechnipFMC PLC	54,065	1,862
		3,037
Entertainment – 1.9%
Electronic Arts, Inc.	12,815	2,046
Netflix, Inc.*	3,443	4,611
Spotify Technology S.A.*	2,437	1,870
		8,527
Financial Services – 4.7%
Berkshire Hathaway, Inc., Class B*	9,988	4,852
Equitable Holdings, Inc.	34,024	1,909
Fidelity National Information Services, Inc.	25,295	2,059
Fiserv, Inc.*	16,581	2,859
Mastercard, Inc., Class A	4,057	2,280
MGIC Investment Corp.	65,451	1,822
PayPal Holdings, Inc.*	14,699	1,093
Visa, Inc., Class A	9,842	3,494
Voya Financial, Inc.	9,805	696
		21,064
Food Products – 0.8%
General Mills, Inc.	4,014	208
Ingredion, Inc.	12,802	1,736
Kellanova	21,894	1,741
		3,685
Gas Utilities – 0.4%
UGI Corp.	51,132	1,862
Ground Transportation – 1.2%
Landstar System, Inc.	7,189	1,000
Old Dominion Freight Line, Inc.	10,094	1,638
Union Pacific Corp.	12,392	2,851
		5,489
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	22,987	1,498
IDEXX Laboratories, Inc.*	3,954	2,121
		3,619
Health Care Providers & Services – 2.2%
Cardinal Health, Inc.	13,234	2,223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Health Care Providers & Services – 2.2%continued
Cencora, Inc.	1,322	$397
Cigna Group (The)	8,087	2,673
DaVita, Inc.*	11,268	1,605
McKesson Corp.	3,932	2,881
UnitedHealth Group, Inc.	701	219
		9,998
Health Care Technology – 0.8%
Doximity, Inc., Class A*	27,513	1,687
Veeva Systems, Inc., Class A*	6,541	1,884
		3,571
Hotels, Restaurants & Leisure – 2.3%
Airbnb, Inc., Class A*	4,854	642
Booking Holdings, Inc.	853	4,938
Domino's Pizza, Inc.	1,093	493
Hilton Worldwide Holdings, Inc.	8,917	2,375
Light & Wonder, Inc.*	5,201	501
Travel + Leisure Co.	29,666	1,531
		10,480
Household Durables – 0.4%
TopBuild Corp.*	5,072	1,642
Household Products – 2.1%
Clorox (The) Co.	6,946	834
Colgate-Palmolive Co.	25,566	2,324
Kimberly-Clark Corp.	15,709	2,025
Procter & Gamble (The) Co.	27,978	4,458
		9,641
Independent Power & Renewable Electricity Producers – 0.8%
Brookfield Renewable Corp.	55,610	1,823
Clearway Energy, Inc., Class C	53,791	1,721
		3,544
Industrial Conglomerates – 0.6%
3M Co.	17,205	2,619
Insurance – 2.6%
Aflac, Inc.	18,345	1,935
American International Group, Inc.	5,654	484
Hartford Insurance Group (The), Inc.	15,554	1,973
MetLife, Inc.	26,473	2,129
Prudential Financial, Inc.	14,830	1,593
Unum Group	21,555	1,741
Willis Towers Watson PLC	5,655	1,733
		11,588
EQUITY FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Interactive Media & Services – 6.4%
Alphabet, Inc., Class A	80,480	$14,183
Alphabet, Inc., Class C	14,492	2,571
Meta Platforms, Inc., Class A	16,568	12,228
		28,982
IT Services – 2.4%
Accenture PLC, Class A	12,334	3,686
Gartner, Inc.*	3,455	1,397
GoDaddy, Inc., Class A*	1,596	287
International Business Machines Corp.	18,885	5,567
		10,937
Leisure Products – 0.4%
Hasbro, Inc.	22,621	1,670
Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	6,935	819
Mettler-Toledo International, Inc.*	1,622	1,905
Waters Corp.*	5,498	1,919
		4,643
Machinery – 1.7%
Caterpillar, Inc.	6,926	2,689
Illinois Tool Works, Inc.	9,168	2,267
Otis Worldwide Corp.	3,980	394
Parker-Hannifin Corp.	470	328
Pentair PLC	18,832	1,933
		7,611
Metals & Mining – 0.6%
Newmont Corp.	14,041	818
Royal Gold, Inc.	10,542	1,875
		2,693
Multi-Utilities – 0.3%
Dominion Energy, Inc.	3,714	210
Public Service Enterprise Group, Inc.	11,523	970
		1,180
Oil, Gas & Consumable Fuels – 1.8%
Cheniere Energy, Inc.	9,137	2,225
EOG Resources, Inc.	12,869	1,539
Exxon Mobil Corp.	14,029	1,513
Marathon Petroleum Corp.	10,131	1,683
Valero Energy Corp.	9,784	1,315
		8,275
Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co.	48,776	2,258
Eli Lilly & Co.	3,584	2,794
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Pharmaceuticals – 2.0%continued
Johnson & Johnson	13,197	$2,016
Pfizer, Inc.	46,576	1,129
Zoetis, Inc.	5,845	911
		9,108
Professional Services – 2.5%
Automatic Data Processing, Inc.	12,767	3,937
Broadridge Financial Solutions, Inc.	7,964	1,936
Paychex, Inc.	9,097	1,323
Paycom Software, Inc.	1,706	395
Paylocity Holding Corp.*	9,030	1,636
Verisk Analytics, Inc.	6,747	2,102
		11,329
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	15,435	2,163
Residential Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.	8,184	1,665
Retail Real Estate Investment Trusts – 0.0%
Brixmor Property Group, Inc.	8,843	230
Semiconductors & Semiconductor Equipment – 11.6%
Applied Materials, Inc.	24,157	4,422
Broadcom, Inc.	34,919	9,626
KLA Corp.	1,057	947
Lam Research Corp.	40,671	3,959
NVIDIA Corp.	202,399	31,977
QUALCOMM, Inc.	9,268	1,476
		52,407
Software – 11.9%
Adobe, Inc.*	8,288	3,206
AppLovin Corp., Class A*	3,731	1,306
Autodesk, Inc.*	7,232	2,239
Bentley Systems, Inc., Class B	4,509	243
Cadence Design Systems, Inc.*	5,402	1,665
Dropbox, Inc., Class A*	58,209	1,665
Fair Isaac Corp.*	786	1,437
Intuit, Inc.	6,408	5,047
Manhattan Associates, Inc.*	1,277	252
Microsoft Corp.	63,100	31,387
Oracle Corp.	1,234	270
Palantir Technologies, Inc., Class A*	1,595	217
Salesforce, Inc.	16,946	4,621
Teradata Corp.*	16,168	361
		53,916
NORTHERN FUNDS QUARTERLY REPORT  164 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Specialty Retail – 2.5%
Best Buy Co., Inc.	8,992	$604
Home Depot (The), Inc.	12,875	4,720
Lowe's Cos., Inc.	16,814	3,731
Ulta Beauty, Inc.*	1,321	618
Williams-Sonoma, Inc.	10,473	1,711
		11,384
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	122,725	25,179
HP, Inc.	24,988	611
NetApp, Inc.	7,675	818
		26,608
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc.*	14,569	1,476
NIKE, Inc., Class B	9,062	644
Tapestry, Inc.	21,503	1,888
		4,008
Trading Companies & Distributors – 0.9%
Fastenal Co.	49,819	2,093
W.W. Grainger, Inc.	1,799	1,871
		3,964
Wireless Telecommunication Services – 0.2%
Millicom International Cellular S.A.	21,414	802
Total Common Stocks
(Cost $286,195)		448,856

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(1) (2)	2,528,444	2,528
Total Investment Companies
(Cost $2,528)		2,528

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(3) (4)	$201	$198
Total Short-Term Investments
(Cost $198)		198

Total Investments – 100.0%
(Cost $288,921)		451,582
Other Assets less Liabilities – 0.0%		59
NET ASSETS – 100.0%		$451,641

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$2,502	Long	9/25	$80
EQUITY FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$448,856	$—	$—	$448,856
Investment Companies	2,528	—	—	2,528
Short-Term Investments	—	198	—	198
Total Investments	$451,384	$198	$—	$451,582
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$80	$—	$—	$80

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,176	$7,772	$10,420	$49	$2,528	2,528,444
NORTHERN FUNDS QUARTERLY REPORT  166 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)
Australia – 1.1%
ANZ Group Holdings Ltd.	146,186	$2,806
APA Group	56,533	304
Aristocrat Leisure Ltd.	29,358	1,259
ASX Ltd.	9,715	446
BlueScope Steel Ltd.	21,484	329
Brambles Ltd.	68,766	1,060
CAR Group Ltd.	16,895	416
Cochlear Ltd.	3,011	595
Coles Group Ltd.	70,645	969
Computershare Ltd.	27,038	710
Evolution Mining Ltd.	92,107	480
Fortescue Ltd.	80,226	807
Goodman Group	100,139	2,257
Macquarie Group Ltd.	18,336	2,761
Northern Star Resources Ltd.	64,542	798
QBE Insurance Group Ltd.	75,484	1,162
REA Group Ltd.	2,862	453
South32 Ltd.	250,093	480
Suncorp Group Ltd.	54,075	769
Transurban Group	150,736	1,388
WiseTech Global Ltd.	10,192	732
Woodside Energy Group Ltd.	91,917	1,417
		22,398
Austria – 0.0%
Mondi PLC	19,211	314
OMV A.G.	7,832	426
Verbund A.G.	2,801	215
		955
Belgium – 0.1%
Ageas S.A./N.V.	7,057	477
Elia Group S.A./N.V.	2,589	298
KBC Group N.V.	11,563	1,189
Lotus Bakeries N.V.	16	154
Syensqo S.A.	4,283	331
		2,449
Brazil – 0.4%
MercadoLibre, Inc.*	2,296	6,001
Wheaton Precious Metals Corp.	23,232	2,089
Yara International ASA	9,211	340
		8,430
Canada – 3.2%
Agnico Eagle Mines Ltd.	24,934	2,971
Bank of Montreal	35,411	3,924
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Canada – 3.2%continued
Bank of Nova Scotia (The)	62,112	$3,435
Brookfield Corp.	68,831	4,260
CAE, Inc.*	16,857	494
Cameco Corp.	21,768	1,617
Canadian National Railway Co.	26,344	2,745
Canadian Tire Corp. Ltd., Class A	2,150	293
CGI, Inc.	10,186	1,070
Dollarama, Inc.	13,865	1,954
Element Fleet Management Corp.	21,491	538
Enbridge, Inc.	108,794	4,933
FirstService Corp.	1,927	336
Fortis, Inc.	25,159	1,201
George Weston Ltd.	2,691	540
Hydro One Ltd.	16,888	609
Imperial Oil Ltd.	9,183	729
Intact Financial Corp.	9,152	2,128
Keyera Corp.	12,429	406
Kinross Gold Corp.	56,295	880
Loblaw Cos. Ltd.	7,253	1,200
Metro, Inc.	10,967	861
National Bank of Canada	19,557	2,018
Nutrien Ltd.	24,591	1,433
Open Text Corp.	11,363	332
Pembina Pipeline Corp.	28,506	1,070
RB Global, Inc.	9,504	1,010
Rogers Communications, Inc., Class B	19,978	593
Shopify, Inc., Class A*	59,923	6,911
Sun Life Financial, Inc.	27,446	1,826
TELUS Corp.	23,748	381
Thomson Reuters Corp.	8,076	1,624
Toronto-Dominion Bank (The)	87,335	6,424
West Fraser Timber Co. Ltd.	3,108	228
WSP Global, Inc.	6,612	1,349
		62,323
Chile – 0.0%
Antofagasta PLC	21,737	540
Lundin Mining Corp.	39,654	417
		957
China – 0.2%
Prosus N.V.*	64,575	3,617
Congo, The Democ. Rep. of – 0.0%
Ivanhoe Mines Ltd., Class A*	31,463	236
EQUITY FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Denmark – 1.0%
AP Moller - Maersk A/S, Class A	115	$212
AP Moller - Maersk A/S, Class B†	199	371
Coloplast A/S, Class B	6,812	648
DSV A/S	10,254	2,463
Genmab A/S*	2,991	619
Novo Nordisk A/S, Class B	160,825	11,222
Novonesis Novozymes B	17,083	1,227
Orsted A/S*	7,279	313
Pandora A/S	4,064	713
ROCKWOOL A/S, Class B	5,430	254
Tryg A/S	16,927	438
Vestas Wind Systems A/S	47,656	716
		19,196
Finland – 0.3%
Elisa OYJ	8,019	447
Kesko OYJ, Class B	13,829	341
Kone OYJ, Class B	16,739	1,102
Metso OYJ	34,731	450
Neste OYJ	16,391	221
Nokia OYJ	274,893	1,422
Sampo OYJ, Class A	120,062	1,292
Stora Enso OYJ (Registered)	33,841	367
UPM-Kymmene OYJ	25,085	685
		6,327
France – 2.6%
Aeroports de Paris S.A.	2,094	263
AXA S.A.	88,300	4,340
BNP Paribas S.A.	50,364	4,536
Bouygues S.A.	8,662	392
Bureau Veritas S.A.	16,205	559
Carrefour S.A.	24,318	343
Cie Generale des Etablissements Michelin S.C.A.	34,847	1,297
Covivio S.A./France	3,139	198
Credit Agricole S.A.	51,258	971
Danone S.A.	32,925	2,690
Dassault Systemes S.E.	32,371	1,173
Eiffage S.A.	3,421	481
EssilorLuxottica S.A.	14,721	4,044
Eurazeo S.E.	1,338	96
Gecina S.A.	1,877	207
Getlink S.E.	16,266	314
Hermes International S.C.A.	1,570	4,259
Kering S.A.	3,494	762
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
France – 2.6%continued
Legrand S.A.	13,000	$1,737
L'Oreal S.A.	11,944	5,114
LVMH Moet Hennessy Louis Vuitton S.E.	13,709	7,190
Publicis Groupe S.A.	11,043	1,247
Rexel S.A.	12,871	397
Societe Generale S.A.	35,251	2,020
TotalEnergies S.E.	101,651	6,252
		50,882
Germany – 1.2%
adidas A.G.	8,385	1,955
Beiersdorf A.G.	4,630	582
Commerzbank A.G.	42,833	1,351
Covestro A.G.*	9,600	683
Deutsche Boerse A.G.	9,311	3,038
Deutsche Lufthansa A.G. (Registered)	23,997	203
Evonik Industries A.G.	15,055	310
GEA Group A.G.	6,794	475
Heidelberg Materials A.G.	6,729	1,581
Henkel A.G. & Co. KGaA	5,365	389
Infineon Technologies A.G.	66,695	2,838
Knorr-Bremse A.G.	3,722	360
LEG Immobilien S.E.	4,283	380
Merck KGaA	6,121	793
MTU Aero Engines A.G.	2,679	1,191
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,637	4,304
Scout24 S.E.	3,881	535
Symrise A.G.	6,913	726
Vonovia S.E.	38,543	1,358
Zalando S.E.*	9,943	327
		23,379
Hong Kong – 0.6%
AIA Group Ltd.	530,600	4,772
CK Infrastructure Holdings Ltd.	38,500	255
Hang Seng Bank Ltd.	34,378	516
HKT Trust & HKT Ltd.	222,000	331
Hong Kong & China Gas Co. Ltd.	509,463	428
Hong Kong Exchanges & Clearing Ltd.	58,700	3,141
MTR Corp. Ltd.	64,626	232
Prudential PLC	126,669	1,590
Sino Land Co. Ltd.	135,113	144
NORTHERN FUNDS QUARTERLY REPORT  168 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Hong Kong – 0.6%continued
Swire Pacific Ltd., Class A	22,500	$193
WH Group Ltd.(2)	469,500	452
		12,054
Ireland – 0.6%
Accenture PLC, Class A	31,246	9,339
AerCap Holdings N.V.	9,468	1,108
Kerry Group PLC, Class A	7,878	870
Kingspan Group PLC	8,060	685
		12,002
Israel – 0.0%
Nice Ltd.*	3,341	566
Italy – 0.7%
Coca-Cola HBC A.G. - CDI*	10,391	540
Enel S.p.A.	409,961	3,891
FinecoBank Banca Fineco S.p.A.	30,510	677
Generali	41,808	1,488
Infrastrutture Wireless Italiane S.p.A.	17,347	212
Intesa Sanpaolo S.p.A.	765,883	4,415
Mediobanca Banca di Credito Finanziario S.p.A.	26,953	627
Moncler S.p.A.	12,471	712
Nexi S.p.A.	20,591	123
Poste Italiane S.p.A.	19,646	422
Prysmian S.p.A.	13,380	944
		14,051
Japan – 5.7%
Aeon Co. Ltd.	32,000	981
Ajinomoto Co., Inc.	46,400	1,238
ANA Holdings, Inc.	10,400	204
Asahi Kasei Corp.	55,000	391
Asics Corp.	32,400	828
Astellas Pharma, Inc.	85,900	842
Bandai Namco Holdings, Inc.	30,000	1,074
Bridgestone Corp.	27,600	1,127
Capcom Co. Ltd.	15,800	539
Concordia Financial Group Ltd.	54,400	352
Dai Nippon Printing Co. Ltd.	22,200	336
Daifuku Co. Ltd.	16,400	424
Dai-ichi Life Holdings, Inc.	170,100	1,286
Daiichi Sankyo Co. Ltd.	87,000	2,026
Daikin Industries Ltd.	12,900	1,524
Daiwa House Industry Co. Ltd.	28,700	989
Daiwa Securities Group, Inc.	73,900	526
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.7%continued
Dentsu Group, Inc.	7,400	$164
Eisai Co. Ltd.	14,805	425
ENEOS Holdings, Inc.	126,900	626
FANUC Corp.	45,700	1,243
Fast Retailing Co. Ltd.	9,400	3,221
Fuji Electric Co. Ltd.	5,700	262
FUJIFILM Holdings Corp.	54,100	1,176
Fujitsu Ltd.	88,300	2,145
Hankyu Hanshin Holdings, Inc.	12,600	342
Hitachi Ltd.	227,500	6,590
Hoya Corp.	17,000	2,018
Isuzu Motors Ltd.	23,400	296
ITOCHU Corp.	59,500	3,127
JFE Holdings, Inc.	32,900	382
Kao Corp.	22,400	1,003
KDDI Corp.	153,500	2,637
Kikkoman Corp.	39,100	362
Kobe Bussan Co. Ltd.	6,900	215
Komatsu Ltd.	46,800	1,532
Konami Group Corp.	5,200	821
Kubota Corp.	44,800	502
LY Corp.	144,000	530
Marubeni Corp.	71,800	1,445
MatsukiyoCocokara & Co.	17,700	365
MEIJI Holdings Co. Ltd.	10,000	221
Mitsubishi Chemical Group Corp.	76,900	403
Mitsubishi Estate Co. Ltd.	55,900	1,046
Mitsui Fudosan Co. Ltd.	127,000	1,227
Mizuho Financial Group, Inc.	117,300	3,229
MS&AD Insurance Group Holdings, Inc.	64,700	1,443
NEC Corp.	61,300	1,795
Nexon Co. Ltd.	17,900	360
Nippon Paint Holdings Co. Ltd.	41,200	331
Nissin Foods Holdings Co. Ltd.	12,000	250
Nitto Denko Corp.	37,200	717
Nomura Holdings, Inc.	144,300	948
Nomura Research Institute Ltd.	18,976	763
Obayashi Corp.	32,800	496
Omron Corp.	7,100	192
Oriental Land Co. Ltd.	52,000	1,199
ORIX Corp.	60,500	1,364
Osaka Gas Co. Ltd.	19,800	507
Pan Pacific International Holdings Corp.	19,400	667
EQUITY FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.7%continued
Panasonic Holdings Corp.	112,800	$1,212
Rakuten Group, Inc.*	67,200	370
Recruit Holdings Co. Ltd.	70,500	4,151
Renesas Electronics Corp.	80,600	992
Ricoh Co. Ltd.	31,400	296
Secom Co. Ltd.	21,900	788
Sekisui Chemical Co. Ltd.	21,600	391
Sekisui House Ltd.	31,900	703
SG Holdings Co. Ltd.	11,300	126
Shimadzu Corp.	9,900	246
Shin-Etsu Chemical Co. Ltd.	88,600	2,920
Shiseido Co. Ltd.	23,000	409
SoftBank Corp.	1,417,500	2,191
SoftBank Group Corp.	47,100	3,415
Sompo Holdings, Inc.	45,000	1,348
Sony Group Corp.	305,400	7,962
Subaru Corp.	26,900	467
Sumitomo Metal Mining Co. Ltd.	10,400	256
Sumitomo Mitsui Financial Group, Inc.	182,000	4,563
Sumitomo Mitsui Trust Group, Inc.	31,900	846
Suntory Beverage & Food Ltd.	8,400	269
Sysmex Corp.	22,526	392
T&D Holdings, Inc.	25,300	553
TDK Corp.	92,700	1,084
TIS, Inc.	10,700	359
Toho Co. Ltd.	5,100	301
Tokio Marine Holdings, Inc.	91,000	3,839
Tokyo Electron Ltd.	22,200	4,238
Tokyo Gas Co. Ltd.	17,100	569
Tokyu Corp.	21,100	251
Toray Industries, Inc.	74,400	508
Unicharm Corp.	62,000	449
West Japan Railway Co.	22,300	511
Yamaha Motor Co. Ltd.	40,100	299
Yokogawa Electric Corp.	9,600	256
ZOZO, Inc.	22,800	246
		111,050
Jersey – 0.0%
Aptiv PLC*	10,813	738
Luxembourg – 0.0%
Eurofins Scientific S.E.	6,341	452
Netherlands – 1.6%
Akzo Nobel N.V.	7,864	550
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Netherlands – 1.6%continued
ASML Holding N.V.	19,614	$15,704
ASR Nederland N.V.	7,762	516
ING Groep N.V.	157,314	3,452
Koninklijke Ahold Delhaize N.V.	45,019	1,882
Koninklijke KPN N.V.	179,347	875
NN Group N.V.	12,917	859
NXP Semiconductors N.V.	12,479	2,727
Randstad N.V.	6,569	303
Universal Music Group N.V.	56,653	1,839
Wolters Kluwer N.V.	11,884	1,987
		30,694
New Zealand – 0.1%
Contact Energy Ltd.	45,475	250
Meridian Energy Ltd.	51,289	184
Xero Ltd.*	479	56
Xero Ltd. (Australian Securities Exchange)*	7,055	835
		1,325
Norway – 0.2%
Aker BP ASA	17,859	456
DNB Bank ASA	44,667	1,236
Equinor ASA	43,967	1,110
Gjensidige Forsikring ASA	10,577	268
Mowi ASA	20,810	402
Norsk Hydro ASA	62,009	353
Orkla ASA	34,169	371
Telenor ASA	28,199	441
		4,637
Poland – 0.0%
InPost S.A.*	13,387	222
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP S.A.	169,239	735
Galp Energia SGPS S.A.	22,075	405
Jeronimo Martins SGPS S.A.	15,119	383
		1,523
Singapore – 0.3%
CapitaLand Ascendas REIT	210,700	444
CapitaLand Investment Ltd.	141,258	295
Grab Holdings Ltd., Class A*	123,119	619
Keppel Ltd.	65,500	383
Sembcorp Industries Ltd.	37,700	203
NORTHERN FUNDS QUARTERLY REPORT  170 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Singapore – 0.3%continued
Singapore Exchange Ltd.	46,100	$539
STMicroelectronics N.V.	32,097	977
United Overseas Bank Ltd.	63,900	1,810
		5,270
South Africa – 0.1%
Anglo American PLC	55,892	1,650
Spain – 0.6%
ACS Actividades de Construccion y Servicios S.A.	7,904	549
Aena SME S.A.(2)	35,860	957
Amadeus IT Group S.A.	22,682	1,919
Banco de Sabadell S.A.	271,196	863
Cellnex Telecom S.A.*	25,605	997
Endesa S.A.	14,383	456
Iberdrola S.A.	285,419	5,487
Redeia Corp. S.A.	18,865	404
Repsol S.A.	61,554	902
		12,534
Sweden – 0.9%
AddTech AB, Class B	11,677	398
Alfa Laval AB	15,606	657
Assa Abloy AB, Class B	51,705	1,617
Atlas Copco AB, Class A	134,603	2,181
Atlas Copco AB, Class B	75,012	1,069
Boliden AB*	15,735	492
Epiroc AB, Class A	33,149	721
Epiroc AB, Class B	19,836	380
EQT AB	17,058	572
Essity AB, Class B	31,811	881
Evolution AB	6,743	536
H&M Hennes & Mauritz AB, Class B†	31,683	446
Holmen AB, Class B	2,681	106
Indutrade AB	15,423	421
Nibe Industrier AB, Class B	87,105	373
Sandvik AB	52,496	1,205
Skanska AB, Class B	15,107	352
SKF AB, Class B	19,256	442
Svenska Cellulosa AB S.C.A., Class B	26,999	351
Svenska Handelsbanken AB, Class A	72,909	975
Tele2 AB, Class B	26,667	390
Telia Co. AB	109,475	395
Volvo AB, Class B	77,740	2,183
		17,143
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Switzerland – 1.5%
ABB Ltd. (Registered)	79,659	$4,762
Baloise Holding A.G. (Registered)	1,987	470
Banque Cantonale Vaudoise (Registered)	1,740	201
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	47	791
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	833
DSM-Firmenich A.G.	8,898	946
Geberit A.G. (Registered)	1,639	1,292
Givaudan S.A. (Registered)	452	2,192
Julius Baer Group Ltd.	10,048	678
Kuehne + Nagel International A.G. (Registered)	2,630	571
Logitech International S.A. (Registered)	8,180	739
Lonza Group A.G. (Registered)	3,691	2,637
SGS S.A. (Registered)	7,911	804
SIG Group A.G.*	13,052	242
Sika A.G. (Registered)	7,470	2,027
Sonova Holding A.G. (Registered)	2,692	804
Swiss Life Holding A.G. (Registered)	1,472	1,494
Swiss Prime Site A.G. (Registered)	3,978	598
Swisscom A.G. (Registered)	1,303	925
Temenos A.G. (Registered)	2,187	157
VAT Group A.G.	1,232	522
Zurich Insurance Group A.G.	7,318	5,132
		28,817
United Kingdom – 3.4%
3i Group PLC	49,671	2,810
Admiral Group PLC	13,185	592
Ashtead Group PLC	20,855	1,337
Associated British Foods PLC	18,029	509
AstraZeneca PLC	77,404	10,795
Auto Trader Group PLC	41,808	474
Aviva PLC	132,137	1,123
Barratt Redrow PLC	61,245	384
BT Group PLC	319,525	850
Bunzl PLC	14,976	477
Coca-Cola Europacific Partners PLC	11,130	1,032
Croda International PLC	7,788	313
DCC PLC	4,212	273
HSBC Holdings PLC	881,805	10,676
Informa PLC	66,010	730
Intertek Group PLC	7,290	474
EQUITY FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United Kingdom – 3.4%continued
J Sainsbury PLC	89,164	$355
Kingfisher PLC	94,297	377
Land Securities Group PLC	41,062	356
Legal & General Group PLC	288,506	1,009
Lloyds Banking Group PLC	2,954,480	3,111
M&G PLC	109,790	387
Melrose Industries PLC	71,231	519
National Grid PLC	244,969	3,582
Pearson PLC	27,401	403
Phoenix Group Holdings PLC	35,856	324
Reckitt Benckiser Group PLC	33,487	2,278
RELX PLC	90,617	4,916
Rentokil Initial PLC	121,807	590
Sage Group (The) PLC	45,607	784
Schroders PLC	26,253	130
Segro PLC	59,303	553
Smiths Group PLC	17,080	527
Spirax Group PLC	3,092	253
SSE PLC	57,478	1,445
Tesco PLC	327,343	1,803
Unilever PLC	124,925	7,609
Vodafone Group PLC	955,073	1,020
Whitbread PLC	10,080	391
WPP PLC	48,252	337
		65,908
United States – 72.4%
3M Co.	26,633	4,055
Adobe, Inc.*	21,259	8,225
Advanced Micro Devices, Inc.*	80,985	11,492
Aflac, Inc.	26,356	2,780
Agilent Technologies, Inc.	13,874	1,637
Akamai Technologies, Inc.*	6,713	535
Albertsons Cos., Inc., Class A	21,004	452
Alcon A.G.	24,510	2,176
Align Technology, Inc.*	3,227	611
Allegion PLC	4,162	600
Allstate (The) Corp.	13,263	2,670
Alnylam Pharmaceuticals, Inc.*	6,553	2,137
Alphabet, Inc., Class A	290,544	51,203
Alphabet, Inc., Class C	245,805	43,603
American Express Co.	27,943	8,913
American Tower Corp.	23,254	5,140
American Water Works Co., Inc.	9,413	1,309
Ameriprise Financial, Inc.	4,725	2,522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Amgen, Inc.	26,714	$7,459
Analog Devices, Inc.	24,895	5,926
Annaly Capital Management, Inc.	28,831	543
ANSYS, Inc.*	4,253	1,494
Applied Materials, Inc.	40,395	7,395
Arch Capital Group Ltd.	18,800	1,712
Atlassian Corp., Class A*	8,336	1,693
Atmos Energy Corp.	7,663	1,181
Autodesk, Inc.*	10,818	3,349
Automatic Data Processing, Inc.	20,151	6,215
AutoZone, Inc.*	851	3,159
Avantor, Inc.*	30,572	411
Avery Dennison Corp.	4,224	741
Axon Enterprise, Inc.*	3,647	3,019
Baker Hughes Co.	48,244	1,850
Ball Corp.	12,565	705
Bank of New York Mellon (The) Corp.	35,751	3,257
Best Buy Co., Inc.	9,414	632
Biogen, Inc.*	6,973	876
Blackrock, Inc.	7,393	7,757
Booking Holdings, Inc.	1,636	9,471
Bristol-Myers Squibb Co.	101,041	4,677
Broadridge Financial Solutions, Inc.	5,839	1,419
Bunge Global S.A.	6,127	492
Burlington Stores, Inc.*	3,318	772
BXP, Inc.	6,850	462
C.H. Robinson Worldwide, Inc.	6,006	576
Cadence Design Systems, Inc.*	13,860	4,271
Capital One Financial Corp.	32,011	6,811
Carrier Global Corp.	39,655	2,902
Caterpillar, Inc.	23,774	9,229
Cboe Global Markets, Inc.	5,397	1,259
CBRE Group, Inc., Class A*	15,250	2,137
Cencora, Inc.	9,138	2,740
Charles Schwab (The) Corp.	85,286	7,781
Charter Communications, Inc., Class A*	4,652	1,902
Cheniere Energy, Inc.	10,941	2,664
Church & Dwight Co., Inc.	12,027	1,156
Cigna Group (The)	13,430	4,440
Cintas Corp.	17,764	3,959
Citizens Financial Group, Inc.	22,179	993
Clorox (The) Co.	5,817	698
CMS Energy Corp.	14,258	988
CNH Industrial N.V.	43,031	558
NORTHERN FUNDS QUARTERLY REPORT  172 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Coca-Cola (The) Co.	203,594	$14,404
Colgate-Palmolive Co.	38,076	3,461
Comcast Corp., Class A	187,783	6,702
Conagra Brands, Inc.	21,873	448
Consolidated Edison, Inc.	18,523	1,859
Cooper (The) Cos., Inc.*	10,614	755
CRH PLC	33,480	3,073
Crown Castle, Inc.	21,365	2,195
CSL Ltd.	23,949	3,775
CSX Corp.	95,837	3,127
Cummins, Inc.	6,920	2,266
D.R. Horton, Inc.	13,823	1,782
Danaher Corp.	32,042	6,330
Darden Restaurants, Inc.	5,797	1,264
DaVita, Inc.*	1,760	251
Deckers Outdoor Corp.*	7,279	750
Deere & Co.	12,778	6,497
Delta Air Lines, Inc.	7,084	348
Dexcom, Inc.*	19,124	1,669
Dick's Sporting Goods, Inc.	2,558	506
Digital Realty Trust, Inc.	17,164	2,992
Docusign, Inc.*	10,147	790
Dollar General Corp.	11,510	1,317
Dover Corp.	7,135	1,307
Eaton Corp. PLC	19,425	6,935
eBay, Inc.	23,798	1,772
Ecolab, Inc.	12,604	3,396
Edison International	18,457	952
Edwards Lifesciences Corp.*	28,763	2,250
Electronic Arts, Inc.	12,427	1,985
Elevance Health, Inc.	11,229	4,368
Eli Lilly & Co.	40,131	31,283
EMCOR Group, Inc.	2,293	1,226
Equinix, Inc.	4,846	3,855
Equitable Holdings, Inc.	15,450	867
Essential Utilities, Inc.	11,895	442
Estee Lauder (The) Cos., Inc., Class A	11,035	892
Eversource Energy	17,668	1,124
Exelon Corp.	51,710	2,245
Expeditors International of Washington, Inc.	6,820	779
FactSet Research Systems, Inc.	1,823	815
Fair Isaac Corp.*	1,252	2,289
Ferguson Enterprises, Inc.	9,932	2,163
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Ferrovial S.E.	24,698	$1,317
Fidelity National Information Services, Inc.	27,150	2,210
First Solar, Inc.*	4,809	796
Fiserv, Inc.*	27,689	4,774
Fortive Corp.	16,409	855
Fox Corp., Class A	11,061	620
Fox Corp., Class B	6,954	359
Garmin Ltd.	7,458	1,557
Gartner, Inc.*	3,960	1,601
General Electric Co.	52,968	13,633
General Mills, Inc.	26,582	1,377
Genuine Parts Co.	7,332	889
Gilead Sciences, Inc.	61,682	6,839
Graco, Inc.	7,810	671
Halliburton Co.	40,864	833
Hartford Insurance Group (The), Inc.	14,286	1,812
HCA Healthcare, Inc.	9,122	3,495
Healthpeak Properties, Inc.	32,339	566
Hewlett Packard Enterprise Co.	65,745	1,344
Hilton Worldwide Holdings, Inc.	12,128	3,230
Hologic, Inc.*	10,516	685
Home Depot (The), Inc.	49,598	18,185
Hormel Foods Corp.	13,606	412
HP, Inc.	45,550	1,114
Hubbell, Inc.	2,607	1,065
HubSpot, Inc.*	2,499	1,391
Humana, Inc.	5,847	1,429
Huntington Bancshares, Inc.	75,260	1,261
IDEX Corp.	3,529	620
IDEXX Laboratories, Inc.*	4,155	2,228
Illinois Tool Works, Inc.	14,173	3,504
Incyte Corp.*	7,435	506
Ingersoll Rand, Inc.	20,787	1,729
Insulet Corp.*	3,517	1,105
Intel Corp.	215,850	4,835
Intercontinental Exchange, Inc.	28,209	5,176
International Business Machines Corp.	46,031	13,569
International Flavors & Fragrances, Inc.	12,200	897
International Paper Co.	24,165	1,132
Intuit, Inc.	13,919	10,963
IQVIA Holdings, Inc.*	8,504	1,340
Iron Mountain, Inc.	15,213	1,560
J.M. Smucker (The) Co.	4,914	483
EQUITY FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
James Hardie Industries PLC - CDI*	28,780	$794
JB Hunt Transport Services, Inc.	3,674	528
Johnson & Johnson	119,897	18,314
Johnson Controls International PLC	33,087	3,495
Juniper Networks, Inc.	16,295	651
Kellanova	13,136	1,045
Kenvue, Inc.	94,227	1,972
Keurig Dr. Pepper, Inc.	66,070	2,184
KeyCorp	45,594	794
Keysight Technologies, Inc.*	8,962	1,469
Kimberly-Clark Corp.	16,960	2,186
Kroger (The) Co.	30,712	2,203
Labcorp Holdings, Inc.	4,342	1,140
Lam Research Corp.	63,694	6,200
Lennox International, Inc.	1,587	910
Linde PLC	23,573	11,060
LKQ Corp.	11,800	437
Lowe's Cos., Inc.	28,169	6,250
LPL Financial Holdings, Inc.	4,055	1,520
Lululemon Athletica, Inc.*	5,355	1,272
LyondellBasell Industries N.V., Class A	13,774	797
Marathon Petroleum Corp.	15,914	2,643
Marsh & McLennan Cos., Inc.	24,230	5,298
Martin Marietta Materials, Inc.	2,960	1,625
Marvell Technology, Inc.	43,752	3,386
Mastercard, Inc., Class A	40,465	22,739
McCormick & Co., Inc. (Non Voting)	13,329	1,011
McDonald's Corp.	35,505	10,373
Merck & Co., Inc.	125,576	9,941
Mettler-Toledo International, Inc.*	1,005	1,181
Microsoft Corp.	351,281	174,731
Molina Healthcare, Inc.*	2,871	855
Monster Beverage Corp.*	36,442	2,283
Moody's Corp.	8,162	4,094
Morgan Stanley	59,871	8,433
Nasdaq, Inc.(4)	21,162	1,892
NetApp, Inc.	10,820	1,153
Neurocrine Biosciences, Inc.*	4,580	576
Newmont Corp.	56,840	3,311
NiSource, Inc.	23,054	930
Northern Trust Corp.(4)	9,779	1,240
Novartis A.G. (Registered)	94,884	11,479
NRG Energy, Inc.	10,149	1,630
Nucor Corp.	11,140	1,443
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
NVIDIA Corp.	1,214,001	$191,800
NVR, Inc.*	155	1,145
Old Dominion Freight Line, Inc.	9,304	1,510
Omnicom Group, Inc.	9,151	658
ONEOK, Inc.	30,741	2,509
O'Reilly Automotive, Inc.*	42,480	3,829
Owens Corning	4,641	638
Palo Alto Networks, Inc.*	33,059	6,765
Paychex, Inc.	16,144	2,348
PayPal Holdings, Inc.*	47,744	3,548
Pentair PLC	8,069	828
PepsiCo, Inc.	68,410	9,033
Phillips 66	20,016	2,388
PNC Financial Services Group (The), Inc.	20,035	3,735
Pool Corp.	2,048	597
PPG Industries, Inc.	10,958	1,246
Principal Financial Group, Inc.	11,597	921
Procter & Gamble (The) Co.	116,720	18,596
Progressive (The) Corp.	28,912	7,715
Prologis, Inc.	46,051	4,841
Prudential Financial, Inc.	17,318	1,861
PTC, Inc.*	5,769	994
PulteGroup, Inc.	10,589	1,117
QIAGEN N.V.*	11,313	545
Quanta Services, Inc.	7,400	2,798
Quest Diagnostics, Inc.	5,459	981
Ralliant Corp.*	5,470	265
Raymond James Financial, Inc.	9,712	1,490
Regions Financial Corp.	46,932	1,104
Revvity, Inc.	6,539	632
Rivian Automotive, Inc., Class A* †	34,213	470
Rockwell Automation, Inc.	5,637	1,872
Royalty Pharma PLC, Class A	19,914	717
S&P Global, Inc.	15,622	8,237
Salesforce, Inc.	47,912	13,065
SBA Communications Corp.	5,213	1,224
Schlumberger N.V.	66,797	2,258
Schneider Electric S.E.	27,212	7,256
Seagate Technology Holdings PLC	10,593	1,529
Sempra	33,298	2,523
ServiceNow, Inc.*	10,244	10,532
Smurfit WestRock PLC	12,505	540
NORTHERN FUNDS QUARTERLY REPORT  174 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Smurfit WestRock PLC (London Stock Exchange)	13,746	$593
Solventum Corp.*	8,020	608
Spotify Technology S.A.*	7,585	5,820
State Street Corp.	14,689	1,562
Steel Dynamics, Inc.	7,286	933
STERIS PLC	5,119	1,230
Swiss Re A.G.	15,164	2,632
Synchrony Financial	19,385	1,294
Synopsys, Inc.*	7,639	3,916
Sysco Corp.	25,190	1,908
T. Rowe Price Group, Inc.	10,646	1,027
Take-Two Interactive Software, Inc.*	8,754	2,126
Targa Resources Corp.	10,950	1,906
Target Corp.	22,357	2,206
Tesla, Inc.*	144,111	45,778
Texas Instruments, Inc.	45,146	9,373
The Campbell's Company	8,331	255
TJX (The) Cos., Inc.	55,192	6,816
Tractor Supply Co.	27,081	1,429
Trane Technologies PLC	11,038	4,828
TransUnion	9,384	826
Travelers (The) Cos., Inc.	11,363	3,040
Trimble, Inc.*	12,846	976
Truist Financial Corp.	64,478	2,772
Twilio, Inc., Class A*	7,292	907
U.S. Bancorp	77,046	3,486
Ulta Beauty, Inc.*	2,160	1,010
Union Pacific Corp.	29,843	6,866
United Parcel Service, Inc., Class B	36,298	3,664
United Rentals, Inc.	3,342	2,518
Valero Energy Corp.	16,058	2,159
Veeva Systems, Inc., Class A*	7,539	2,171
Veralto Corp.	12,319	1,244
Verizon Communications, Inc.	208,262	9,011
Vertex Pharmaceuticals, Inc.*	12,772	5,686
Visa, Inc., Class A	85,597	30,391
W.W. Grainger, Inc.	2,252	2,343
Walt Disney (The) Co.	90,236	11,190
Waters Corp.*	3,116	1,088
Welltower, Inc.	32,217	4,953
West Pharmaceutical Services, Inc.	3,403	745
Western Digital Corp.	16,293	1,043
Weyerhaeuser Co.	34,588	889
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.4%continued
Williams (The) Cos., Inc.	60,837	$3,821
Williams-Sonoma, Inc.	6,353	1,038
Willis Towers Watson PLC	4,994	1,531
Workday, Inc., Class A*	10,992	2,638
Xylem, Inc.	12,578	1,627
Yum! Brands, Inc.	14,233	2,109
Zimmer Biomet Holdings, Inc.	9,413	859
Zoetis, Inc.	22,085	3,444
Zscaler, Inc.*	4,977	1,562
		1,421,239
Total Common Stocks
(Cost $1,054,793)		1,943,024

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 3.06%(5)	9,084	713
Sartorius A.G., 0.34%(5)	1,125	287
		1,000
Total Preferred Stocks
(Cost $953)		1,000

RIGHTS – 0.0%
United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) *	2,380	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(6) (7)	7,940,088	7,940
Total Investment Companies
(Cost $7,940)		7,940

Total Investments – 99.4%
(Cost $1,063,686)		1,951,964
Other Assets less Liabilities – 0.6%		12,042
Net Assets – 100.0%		$1,964,006

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
EQUITY FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of these securities amounted to approximately $1,409,000 or
0.1% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2025 is disclosed.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	215	British Pound	159	9/17/25	$3
Citibank	United States Dollar	250	Australian Dollar	385	9/17/25	4
Morgan Stanley	Hong Kong Dollar	1,381	United States Dollar	177	9/17/25	—*
Morgan Stanley	United States Dollar	401	Canadian Dollar	544	9/17/25	—*
UBS	United States Dollar	588	Japanese Yen	83,958	9/17/25	1
Subtotal Appreciation						8
Morgan Stanley	Canadian Dollar	410	United States Dollar	301	9/17/25	(2)
Morgan Stanley	Danish Krone	694	United States Dollar	108	9/17/25	(2)
Morgan Stanley	Euro	1,156	United States Dollar	1,337	9/17/25	(32)
Morgan Stanley	Japanese Yen	59,670	United States Dollar	415	9/17/25	(3)
Morgan Stanley	Swedish Krona	1,918	United States Dollar	202	9/17/25	(2)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Swiss Franc	993	United States Dollar	1,235	9/17/25	$(28)
Subtotal Depreciation						(69)
Total						$(61)

*	Amount rounds to less than one thousand.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	46	$14,384	Long	9/25	$440
Euro Stoxx 50 (Euro)	37	2,322	Long	9/25	(1)
FTSE 100 Index (British Pound)	8	965	Long	9/25	(12)
SPI 200 Index (Australian Dollar)	6	843	Long	9/25	(1)
Topix Index (Japanese Yen)	5	991	Long	9/25	24
Total					$450
At June 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	29.3%
Financials	16.3
Industrials	10.8
Health Care	10.0
Consumer Discretionary	9.3
Communication Services	8.1
Consumer Staples	5.7
Materials	3.3
Energy	2.2
Real Estate	2.1
Utilities	1.9
Short-Term Investments	0.4
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
NORTHERN FUNDS QUARTERLY REPORT  176 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued	June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$8,090	$340	$—	$8,430
Canada	62,323	—	—	62,323
Chile	417	540	—	957
Congo, The Democ. Rep. of	236	—	—	236
Ireland	10,447	1,555	—	12,002
Jersey	738	—	—	738
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Netherlands	$2,727	$27,967	$—	$30,694
Singapore	619	4,651	—	5,270
United Kingdom	1,032	64,876	—	65,908
United States	1,390,672	30,567	—	1,421,239
All Other Countries(1)	—	335,227	—	335,227
Total Common Stocks	1,477,301	465,723	—	1,943,024
Preferred Stocks	—	1,000	—	1,000
Investment Companies	7,940	—	—	7,940
Total Investments	$1,485,241	$466,723	$—	$1,951,964
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$8	$—	$8
Futures Contracts	464	—	—	464
Liabilities
Forward Foreign Currency Exchange Contracts	—	(69)	—	(69)
Futures Contracts	(14)	—	—	(14)
Total Other Financial Instruments	$450	$(61)	$—	$389

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$1,697	$—	$100	$265	$30	$6	$1,892	21,162
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	1,877	1,877	—	—	— (1),*	—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,984	43,054	69,098	—	—	140	7,940	7,940,088
Northern Trust Corp.	1,073	—	110	269	8	7	1,240	9,779
Total	$36,754	$44,931	$71,185	$534	$38	$153	$11,072	7,971,029

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
EQUITY FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT